Registration Nos. 333-151073

811-09725

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-6

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT No. 11

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 12

THE GUARDIAN SEPARATE ACCOUNT N

(Exact Name of Registrant)

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(Name of Depositor)

7 Hanover Square, New York, New York 10004

(Complete Address of Principal Executive Offices)

(212) 598-8359

(Depositors Telephone Number)

RICHARD T. POTTER, JR., ESQ.

The Guardian Insurance & Annuity Company, Inc.

7 Hanover Square

New York, New York 10004

(Name and address of agent for service)

Copy to:

Steve Roth

Sutherland, Asbill & Brennan

1275 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b), or

☒	on May 1, 2018 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(i), or

☐	on pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

The Registrant has registered an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required by such rule for the Registrant’s most recent fiscal year was filed on March 19, 2018.

May 1, 2018	Securities Act of 1933 File No. 333-151073

PROSPECTUS FOR EXECUTIVE BENEFITS VUL

Issued by The Guardian Insurance & Annuity Company, Inc. through

The Guardian Separate Account N

7 Hanover Square, New York, NY 10004

Executive Benefits VUL (Executive Benefits VUL) is a flexible premium variable universal life insurance policy designed for use by corporations and other employers to provide life insurance and to finance other employee benefits. If your primary need is not life insurance protection, then purchasing this Policy may not be in your best interest. The Policy is designed to provide lifetime insurance protection together with flexibility in the timing and amount of the premium payments, how your premiums are invested, and the amount of coverage. The policyowner bears the risk of investment losses for any premiums or cash values allocated to the variable investment options. A fixed-rate option is also available for allocation of Net Premiums and Policy Account Value. Special limits apply to transfers out of the fixed-rate option.

The following mutual funds correspond to the variable investment options available through this product.

AllianceBernstein L.P. (Class B)

AB VPS Global Thematic Growth Portfolio

AB VPS Growth and Income Portfolio

AB VPS Large Cap Growth Portfolio

AB VPS Real Estate Investment Portfolio

AB VPS Value Portfolio

ALPS Advisors, Inc. (Class II)

Morningstar Balanced ETF Asset Allocation Portfolio

Morningstar Growth ETF Asset Allocation Portfolio

Morningstar Income and Growth ETF Asset Allocation Portfolio

American Century Investment Management, Inc. (Class 1)

American Century VP Capital Appreciation Fund

American Century VP Mid Cap Value Fund

BlackRock Advisors, LLC (Class III)

BlackRock Global Allocation V.I. Fund

Davis Selected Advisers, LP

Davis Financial Portfolio

Davis Real Estate Portfolio

Davis Value Portfolio

Delaware Management Company (Service Class)

Delaware VIP Diversified Income Series

Delaware VIP Emerging Markets Series

Delaware VIP Limited-Term Diversified Income Series

Fidelity Management & Research Company
(Service Class 2)

Fidelity VIP Contrafund® Portfolio

Fidelity VIP Freedom 2020 Portfolio

Fidelity VIP Freedom 2030 Portfolio

Fidelity VIP High Income Portfolio

Fidelity VIP Mid Cap Portfolio

Fidelity VIP Government Money Market Portfolio

Franklin Advisers, Inc. (Class 2)

Templeton Global Bond VIP Fund

Franklin Advisory Services, LLC (Class 2)

Franklin Small Cap Value VIP Fund

Franklin Mutual Advisers, LLC (Class 2)

Franklin Mutual Shares VIP Fund

Fred Alger Management, Inc. (Class S)

Alger Capital Appreciation Portfolio

Gabelli Funds, LLC

Gabelli Capital Asset Fund

Invesco Advisers, Inc. (Series II)

Invesco V.I. Core Equity Fund

Invesco V.I. Government Securities Fund

Invesco V.I. Mid Cap Core Equity Fund

Invesco V.I. Managed Volatility Fund

Invesco V.I. Growth and Income Fund

Ivy Investment Management Company (Class II Shares)

Ivy VIP Small Cap Growth

Janus Capital Management LLC (Service Shares)

Janus Henderson Balanced Portfolio

Janus Henderson Enterprise Portfolio

Janus Henderson Forty Portfolio

Janus Henderson Global Research Portfolio

Janus Henderson Perkins Mid Cap Value Portfolio

Janus Henderson Research Portfolio

Legg Mason Partners Fund Advisor, LLC (Class II)

ClearBridge Variable Appreciation Portfolio

ClearBridge Variable Mid Cap Portfolio

ClearBridge Variable Small Cap Growth Portfolio

Massachusetts Financial Services Company
(Service Class)

MFS® Growth Series

MFS® Research Series

MFS® Strategic Income Portfolio

MFS® Total Return Series

OppenheimerFunds, Inc. (Service Class)

Oppenheimer Global Fund/VA

PIMCO (Advisor Class)

PIMCO Real Return Portfolio

PIMCO Total Return Portfolio

Templeton Global Advisors Limited (Class 2)

Templeton Growth VIP Fund

Templeton Investment Counsel, LLC (Class 2)

Templeton Foreign VIP Fund

Victory Capital Management Inc.

Victory Sophus Emerging Markets VIP Series

Victory High Yield VIP Series

Victory RS International VIP Series

Victory INCORE Investment Quality Bond VIP Series

Victory RS Large Cap Alpha VIP Series

Victory INCORE Low Duration Bond VIP Series

Victory S&P 500 Index VIP Series

Victory RS Small Cap Growth Equity VIP Series

Wells Fargo Funds Management, LLC (Class II)

Wells Fargo VT International Equity Fund

This prospectus sets forth information that you should know about the Policy before investing. Please retain it for future reference. It must be accompanied by the current prospectuses for the foregoing variable investment options.

Please read these prospectuses carefully before investing.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Policy is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, or federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency, and involves investment risk, including possible loss of principal amount invested.

The Securities and Exchange Commission has a Web site (http://www.sec.gov) that you may visit to view this prospectus and other information.

The Executive Benefits VUL Policy may not be available in all states or jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. GIAC does not authorize any information or representations regarding the offering described in this prospectus other than as contained in this prospectus or any supplement thereto or in any supplemental sales material authorized by GIAC. Park Avenue Securities LLC (PAS) serves as principal underwriter and distributor of the Policies and offers the Policies through its sales representatives or through sales representatives of broker-dealer firms who have entered into agreements with GIAC and PAS to sell the Policies and who are registered with FINRA and with the states in which they do business. PAS is a wholly owned subsidiary of GIAC. More information about PAS and its registered persons is available at http://www.finra.org or by calling 800-289-9999. You can also obtain various investor brochures from FINRA.

POLICY SUMMARY

THIS SUMMARY outlines the principal features of your Executive Benefits VUL variable universal life insurance Policy, including Policy benefits, Policy risks and the risks associated with each variable investment option available under the Policy. It is qualified by the detailed explanation that follows. A prospective purchaser should evaluate the need for life insurance and the Policy’s long-term investment potential before buying a Policy. In addition, it may not be advantageous to terminate existing life insurance coverage and replace it with an Executive Benefits VUL Policy. Variable life insurance is not a short-term investment.

WHAT IS VARIABLE LIFE INSURANCE AND HOW DOES IT WORK?

Variable life insurance is intended to provide important benefits:

•	a death benefit that is not taxable to your beneficiary; and

•	a cash value that can grow, with taxes on the growth being deferred.

You allocate your Net Premium payments and cash value among the variable investment options and the fixed-rate option. Most of these options provide variable returns. That’s why it’s called variable life insurance. If the investment options that you choose perform well, the cash value of your Policy may increase, and the death benefit may also increase. As a variable life insurance policyowner, however, you bear the risk of investment losses to the extent that your cash values are invested in the variable options. Your Policy has no guaranteed cash value. The Policy is not suitable for short-term investment purposes.

WHAT ARE THE INSURANCE BENEFITS UNDER YOUR POLICY?

We pay a death benefit to the beneficiary named in the Policy when we receive proof that the insured has died while the Policy was in force.

Death benefit

The death benefit is a fixed amount, your Policy’s Total Face Amount.

At the insured’s Attained Age 121, we will pay the Policy Account Value less Policy Debt to you.

Supplemental Face Amount

You may purchase a Supplemental Face Amount when the Policy is issued. The Supplemental Face Amount will be part of your Policy’s Total Face Amount until the insured’s Attained Age 100, at which time this coverage terminates. This option may not be available in all jurisdictions. See “Benefits and Policy values.”

Tax benefits

In most cases, you are not taxed on earnings until you take earnings out of the Policy. The death benefit may be subject to federal and state estate taxes but your beneficiary will generally not be subject to income tax on the death benefit. See “Federal tax considerations.”

Terms we’ve used

In this document, “we,” “us,” “our” and “GIAC” refer to The Guardian Insurance & Annuity Company, Inc., and “you,” “your” and the “policyowner” refer to the policyowner. You can find definitions of special terms used in this prospectus in Appendix A.

Benefits

We pay a death benefit to the beneficiary named in the Policy when we receive proof that the insured has died while the Policy was in force. Life insurance may also provide certain tax benefits.

SUMMARY	PROSPECTUS	1

Flexible premium

payments

After you have paid the Minimum to Issue Premium you may pay premiums on your Policy at any time and, subject to certain minimums and maximums, in any amount during the lifetime of the insured.

Allocation options

You choose where your Net Premiums and Policy Account Value are invested. There are a number of variable investment options and a fixed-rate option.

Investment risks

Investment performance in the variable investment options may be unfavorable. You could lose everything you invest and your Policy could lapse without value if you do not pay additional premium. The rate of interest we declare for the fixed-rate option may decrease to the minimum guaranteed rate.

WHAT ARE PREMIUMS?

Premiums are the payments you make to buy and keep your insurance in force. There are several types of premiums associated with your Policy, which together form your Policy premium. See “Premiums.” After you have paid at least the Minimum to Issue Premium, you may pay premiums on your Policy at any time and, subject to certain minimums and maximums, in any amount during the lifetime of the insured subject to certain limits. However, if your Policy Account Value, less unpaid Monthly Deductions and less Policy Debt, is less than zero on a Monthly Processing Date, your Policy may lapse. We will warn you if your Policy is in danger of lapsing. See “Default.”

WHAT ARE YOUR ALLOCATION OPTIONS?

You choose where your Net Premiums and Policy Account Value are invested. There are a number of variable investment options and a fixed-rate option. See “Your Allocation Options.” Currently, there is no limit to the number of investment options to which you may allocate your Net Premiums and Policy Account Value, although we reserve the right to limit these options in the future.

Each variable investment option invests in a mutual fund or a series of a mutual fund. The value of these options, and your Policy Account Value in them, will vary depending on the performance of the mutual funds. There is no minimum guaranteed Policy Account Value for amounts allocated to the variable investment options and, if you invest in variable investment options, you will be subject to the risk that investment performance will be poor and that your Policy Account Value will decrease. If this happens, you could lose everything you invest and your Policy could lapse without value unless you pay additional premium.

You will find the investment objectives, policies, fees and expenses, and a comprehensive discussion of the risks of each of these funds listed in the accompanying prospectus for that fund. You should read the fund prospectuses carefully and consider the investment objectives, risks, fees and charges before investing in any variable investment option. See “The Variable Investment Options.”

Amounts allocated to the fixed-rate option earn a set rate of interest. You earn interest on the total that you have invested in the fixed-rate option, including interest you have earned in previous years. Interest accrues daily at a minimum annual interest rate of 3%. GIAC sets the rate of interest for the fixed-rate option in its sole discretion, and you assume the risk that the rates we set might not exceed the minimum guaranteed rate. Your Policy Account Value in the fixed-rate option is backed by GIAC’s general account.

CAN YOU TRANSFER THE MONEY IN YOUR POLICY AMONG DIFFERENT ALLOCATION OPTIONS?

To the extent that the money in your Policy is not being held as collateral against a loan, you can transfer it among the variable investment options,

2	PROSPECTUS	SUMMARY

and into the fixed-rate option, at any time, subject to certain limitations on frequent transfer activity. See “Transfers among the investment options” and “Frequent Transfers among the variable investment options.” We also limit transfers out of the fixed-rate option. See “Transfers from the fixed-rate option.” The minimum annual interest rate for the fixed-rate option is 3%. Interest rates may be changed at any time, in our discretion, but not more than once per year.

DO YOU HAVE ACCESS TO THE MONEY YOU’VE INVESTED IN YOUR POLICY?

You may, within limits, make partial withdrawals from your Policy. See “Partial withdrawals.”

You may also, within limits, borrow all or a portion of the loan value of your Policy, while the insured is living. There are risks associated with Policy loans. When you take a Policy loan, we transfer the amount of the loan out of the variable investment options and the fixed-rate option, and hold that amount in the Loan Account to serve as collateral. Amounts in the Loan Account do not participate in the investment experience of the allocation options. A loan, therefore, can affect the Policy Account Value and death benefit over time whether or not it is repaid. Outstanding loans reduce the amounts available for withdrawal or surrender, and the amount we pay on the insured’s death. Your Policy may lapse (terminate without value) if your Policy Debt plus Monthly Deduction due on any Monthly Processing Date exceeds the Policy Account Value. If you surrender the Policy or allow it to lapse while a Policy loan is outstanding, you may have to pay tax on the amount you still owe to your Policy. See “Policy loans” and “Federal tax considerations.”

Finally, you may at any time surrender your Policy for the Net Cash Surrender Value. After you surrender your Policy, you no longer have insurance coverage.

Your Policy has an Alternate Cash Surrender Value. If you surrender your Policy at any time prior to the start of Policy Month 84 and do not apply the proceeds to an insurance policy or certificate issued in conjunction with an intent to qualify the surrender as a tax-free exchange under Section 1035 of the Internal Revenue Code, you will receive your Policy’s Alternate Cash Surrender Value. This is the Policy Account Value, less Policy Debt, plus a refund of a portion of the premium charges you have paid. Although there are no additional charges associated with the Alternate Cash Surrender Value, policies without this feature may have lower overall charges when compared to the Policy described in this prospectus.

You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender it or make partial withdrawals in the near future. We have designed the Policy to meet long-term financial goals. The Policy is not suitable as a short-term investment. Surrenders and partial withdrawals may have negative tax consequences. See “Surrendering your policy” and “Federal tax considerations.”

Loan risks

Loans reduce the amount of Policy Account Value available for withdrawal or surrender, and the amount we pay on the insured’s death, by the amount of the indebtedness. Your Policy may lapse if your Policy Debt plus Monthly Deduction due on any Monthly Processing Date exceeds the Policy Account Value. A loan also may have negative tax consequences.

Surrender and

withdrawal risks

The Policy is designed to meet long-term financial goals. Surrenders and partial withdrawals may have negative tax consequences.

SUMMARY	PROSPECTUS	3

Tax risk

Tax laws, regulations and interpretations are subject to change. Such changes may impact the expected benefits of purchasing a Policy.

Risk of increase in

current fees and

expenses

Certain Policy fees and expenses may be currently charged at less than their maximum amounts. We may increase these expenses up to the guaranteed maximum levels.

HOW IS YOUR POLICY AFFECTED BY TAXES?

We believe there is a reasonable basis for concluding that your Executive Benefits VUL Policy will be treated as a life insurance contract under federal tax law. However, due to limited guidance, there is some uncertainty about the application of the federal tax law to the Policy, particularly with respect to policies issued on an insured who does not meet our insurance requirements for standard coverage. Assuming that your Policy qualifies as a life insurance contract for federal income tax purposes, you should not be deemed to be in constructive receipt of the Policy Account Value until there is a distribution from the Policy. Moreover, death benefits payable under a Policy should be excludable from the gross income of the beneficiary. As a result, the beneficiary generally should not have to pay U.S. federal income tax on the death benefit, although some other taxes, such as estate taxes, may apply. You should also note that the Pension Protection Act of 2006 added provisions to the Internal Revenue Code that deny tax-free treatment of death benefits payable under an employer-owned life insurance contract unless certain requirements are met. Depending on the total amount of premiums you pay, the Policy may be treated as a modified endowment contract (“MEC”) under federal tax laws. If a Policy is treated as a MEC, then surrenders, partial withdrawals and loans under the Policy will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, taxable distributions made to a taxpayer who is under the age of 59 1/2 are subject to a 10% penalty tax. If the Policy is not a MEC: (i) distributions generally will be treated first as a return of basis or investment in the contract and then as taxable income, (ii) loans will generally not be treated as distributions, and (iii) neither distributions nor loans will be subject to the 10% penalty tax. See “Federal tax considerations.”

Complex rules may apply when a Policy is held by an employer or a trust in connection with the provision of employee benefits. You should consult your legal and tax advisors if you are planning to purchase the Policy for this purpose.

WHAT DEDUCTIONS AND CHARGES DO YOU HAVE TO PAY?

The deductions and charges associated with maintaining your Executive Benefits VUL Policy are set forth in the “Charges and deductions tables” and in “Deductions and charges.”

WHAT CHANGES CAN YOU MAKE TO YOUR POLICY?

Decreasing the Total Face Amount of the Policy

You may request a decrease in the Total Face Amount on any Policy Anniversary. The requested decrease must be at least $5,000 and the insured must be alive on the date the decrease will take effect. After giving effect to the decrease, the Policy’s Basic Face Amount cannot be lower than GIAC’s current minimum Basic Face Amount. See “Decreasing the total face amount.”

4	PROSPECTUS	SUMMARY

Increasing the Total Face Amount of the Policy

On any Policy Anniversary up to and including the Policy Anniversary nearest the insured’s 93rd birthday and subject to our underwriting rules then in effect, you may request an increase in your Policy’s Total Face Amount. Increases will be issued in the form of Supplemental Face Amount. Certain limitations apply. See “Increasing the total face amount.”

Exchanging your Executive Benefits VUL Policy for a fixed-benefit life insurance policy

You may exchange your Executive Benefits VUL Policy for a level premium fixed-benefit whole life insurance policy issued by GIAC or one of our affiliates prior to the second Policy Anniversary. There may be a credit or a cost to be paid. See “Exchanging a policy.”

Canceling your Policy after it has been issued

You may cancel your Policy by returning it with a written cancellation notice to either our Customer Service Office or the agent from whom you bought the Policy. You must do this by the later of:

•	10 days after you receive your Policy; or

•	45 days after you sign the completed application for your Policy.

Longer periods may apply in some states. You should refer to your Policy for further details. Once we receive your notice, we will refund all of the premiums you paid, and your Policy will be considered void from the beginning. See “Your right to cancel your policy.”

COULD YOUR POLICY LAPSE?

Your Policy may lapse if the Policy Account Value less Policy Debt is less than zero after deducting the Monthly Deduction on a Monthly Processing Date, and you do not make the required payment within 61 days of the time the Monthly Deduction is due.

If we see that your Policy is in danger of lapsing, we will warn you 30 days in advance. We will tell you the amount of the required payment that you must pay in order to keep your Policy in force, and will keep your Policy in force if we receive the required payment by the date requested. See “Default.”

Depending on the state in which your Policy is issued, you may receive more than 30 days’ notice that your Policy is in danger of lapsing. You should refer to your Policy for further details.

Policy changes you

can make

With certain restrictions, you may:

•	request an increase or decrease in the Total Face Amount of your Policy;

•	exchange your Executive Benefits VUL Policy for a level premium fixed-benefit whole life insurance policy; or

•	cancel your Policy after it has been issued.

Risk of Policy lapse

Your Policy may lapse if you don’t pay enough Policy premium, if you have excess Policy Debt or if the investment options you have chosen perform poorly.

SUMMARY	PROSPECTUS	5

CHARGES AND DEDUCTIONS TABLES

The following tables describe the fees and expenses that are payable when buying, owning and surrendering the Policy. If the amount of the charge varies depending on the Total Face Amount and/or the individual characteristics of the insured — such as age, sex and underwriting class — the tables below show the maximum and minimum charges we assess under the Policy and the charges for a typical insured. The charges may not be typical of the charges you will pay. The first table describes the fees and expenses that are payable at the time that you buy the Policy, surrender the Policy or transfer Policy Account Value among the variable investment options and the fixed-rate option. All charges have been rounded to the nearest cent or hundredth, as applicable.

TRANSACTION FEES
Charge	When Charge Is Deducted or Imposed	Amount Deducted
Maximum Guaranteed Charge and Current Charge
Premium Charge[1]	Upon each premium payment	• 9% of premiums paid up to one Target Premium2,[3] • 5% of premiums paid in excess of one Target Premium2,[3]
Reinstatement Charge	Upon reinstatement	(1) Interest on any excess of Policy Debt over Policy Account Value at 6% per year, plus (2) Interest on the Policy Debt from date of lapse to date of reinstatement
		Maximum Guaranteed Charge	Current Charge
Transfer Charge	At the time of each transfer	$25 per transfer[4]	None

Representative costs may vary from the costs you would incur. Ask for an illustration or see the “Policy Data” section of your Policy for more information on the costs applicable to your Policy.

[1]

The premium charge includes a charge for premium taxes, which vary from jurisdiction to jurisdiction and, in those jurisdictions that charge them, generally range from .08%-5%, with some municipalities in Kentucky charging an additional premium tax ranging up to 12% on first-year premiums only.

[2]

Premium charges decline after Policy Year 10. Beginning in Policy Year 11 and each year thereafter, the guaranteed and current premium charge is 5% of premiums paid up to one Target Premium and 3% in excess of one Target Premium.

[3]

The amount of the Target Premium for a Policy depends on the insured’s age, underwriting class and sex (unless gender-neutral rates are required by law). The minimum Target Premium is $17.06 per $1,000 of Basic Face Amount. The maximum Target Premium is $167.88 per $1,000 of Basic Face Amount.

[4]	The first 12 transfers in a Policy Year are free.

6	PROSPECTUS	CHARGES AND DEDUCTIONS TABLES

The next table describes the fees and expenses that are payable periodically during the time that you own the Policy, not including the fees and expenses of the underlying fund companies. All charges have been rounded to the nearest cent or hundredth as applicable.

PERIODIC CHARGES (Other Than Mutual Fund Operating Expenses)
Amount Deducted
Charge	When Charge Is Deducted or Imposed	Maximum Guaranteed Charge	Current Charge
Mortality and Expense Risk Charge	Monthly	An annual charge of 0.25% of the Policy Account Value in the variable investment options	O%
Cost of Insurance[1]
Maximum Charge	Monthly	$83.33 per $1,000 of Net Amount at Risk (NAR)	$83.33 per $1,000 of NAR
Minimum Charge	Monthly	$0.38 per $1,000 of NAR	$0.02 per $1,000 of NAR
Cost of Insurance Charge for Representative Insured: a male, issue age 48, in the guaranteed underwriting class, with a Policy Total Face Amount of $1,000,000 in the first Policy Year	Monthly	$0.28 per $1,000 of NAR	$0.17 per $1,000 of NAR
Maximum Guaranteed Charge and Current Charge
Interest on Policy Loans	Annually on the Policy Anniversary	4% annually on all outstanding Policy Debt[2,3]

Representative costs may vary from the cost you would incur. Ask for an illustration or see the “Policy Data” section of your Policy for more information on the costs applicable to your Policy.

[1]

The cost of insurance charge varies based on the insured’s age, sex and underwriting class. We will not assess a surcharge to the cost of insurance rates for insureds in substandard underwriting classes that reflect higher mortality risks and result in a higher cost of insurance. See “Deductions and charges.” The cost of insurance charge shown may not be representative of the charges that you will pay. For more details, contact your agent.

[2]

After the later of the insured’s Attained Age 60 or the 10th Policy Anniversary, the maximum guaranteed interest rate is 3.5% for all outstanding and new Policy loans, and the current interest rate is 3.1% for all outstanding and new Policy loans.

[3]

After taking into account the interest GIAC credits to the Loan Account, your effective rate of borrowing would be: (i) on a current basis, 1% annually until the later of the insured’s Attained Age 60 or the 10th Policy Anniversary, and .1% thereafter on all outstanding and new Policy loans, and (ii) on a guaranteed basis, 1% annually until the later of the insured’s Attained Age 60 or the 10th Policy Anniversary, and 0.5% thereafter for all outstanding and new Policy loans.

CHARGES AND DEDUCTIONS TABLES	PROSPECTUS	7

The next table describes the underlying mutual fund fees and expenses that you may pay periodically during the time that you own the Policy. The table shows the minimum and maximum fees and expenses during the most recent fiscal year charged by any of the underlying mutual funds available under this Policy as of May 1, 2017. More detail concerning these fees and expenses is contained in the prospectus for each underlying mutual fund.

ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES
	Minimum	Maximum
Annual Underlying Mutual Fund Operating Expenses[1] (expenses that are deducted from the assets of the underlying mutual funds including management fees, distribution (12b-1) fees, service fees and other expenses)	0.41%	1.68%

[1]

The range of Annual Underlying Mutual Fund Operating Expenses shown above does not take into account any contractual and/or voluntary arrangements under which the funds’ advisers currently reimburse fund expenses or waive fees. Please see the prospectus for each underlying fund for more information about that fund’s expenses.

If a policyowner is deemed to have engaged in “market timing,” a mutual fund may assess redemption fees. See “Frequent Transfers Among the Variable Investment Options.”

The fee and expense information used to prepare the above table was provided to GIAC by the underlying funds. GIAC has not independently verified such information. In addition, it is based on amounts incurred during the underlying mutual funds’ most recent fiscal years. Please note that a decline in a mutual fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the expense ratios for a fund’s current fiscal year to be higher than the expense information utilized herein.

8	PROSPECTUS	CHARGES AND DEDUCTIONS TABLES

EXECUTIVE BENEFITS VUL POLICY DIAGRAM

This diagram excludes the transfer charge, which is not being imposed currently. Interest on Policy Debt and repayments of Policy Debt are also not reflected in the diagram.

POLICY DIAGRAM	PROSPECTUS	9

ABOUT THE EXECUTIVE BENEFITS VUL POLICY

Issuing the Policy

An Executive Benefits VUL

insurance Policy must have Basic Face Amount coverage of at least $100,000.

THIS SECTION provides detailed information about your Policy. It explains your rights and responsibilities under the Policy, and those of GIAC. Because the laws and regulations that govern the Policy vary among the jurisdictions where the Policy is sold, some of the Policy’s terms will vary depending on where you live. These terms of your Policy will be outlined in the Policy we send you.

PURCHASING A POLICY

Each Executive Benefits VUL insurance Policy must have Basic Face Amount coverage of at least $100,000 ($250,000 for fully underwritten preferred plus non-tobacco (NT) policies). To purchase a Policy:

•	the insured must be between the ages of 20 and 80 (ages 20 and 65 for Guaranteed Issue) and meet our insurance requirements; and

•	you must be a corporation or a trust.

Some jurisdictions do not allow insurance companies to provide different benefits based on the sex of the insured. For these jurisdictions we offer a version of the Executive Benefits VUL Policy with the same benefits for men and women.

Currently, Executive Benefits VUL Policies may be purchased only by existing policyowners to insure additional employees or as additional coverage for existing employees.

Underwriting

The Policy is available for purchase in the small business and corporate markets to groups that we approve. We will make an offer based on one of three underwriting methods, as determined by GIAC’S Underwriting Committee:

•

Guaranteed Issue Underwriting (“Conditional Issue” in Maryland) — Insureds who are part of cases eligible for Guaranteed Issue Underwriting are not required to undergo medical underwriting, but they must have been actively at work for three months prior to application. These cases must satisfy participation requirements.

•

Simplified Issue Underwriting — Insureds who are part of cases eligible for Simplified Underwriting will be required to provide more information than members of Guaranteed Issue cases, but still will not be required to be medically underwritten.

•	Full Underwriting — All insureds who are part of a case subject to Full Underwriting must meet certain health and other insurance risk criteria.

Generally, a group must include Policies on 10 lives for Guaranteed Issue, five lives for Simplified Issue and three lives for Fully Underwritten with an expected minimum case premium of at least $50,000 annually. The employer must be the premium payor. The employer (or a trust established by the employer) is the policyowner and the beneficiary, and the employee is named as the insured.

10	PROSPECTUS	ABOUT THE EXECUTIVE BENEFITS VUL POLICY

Each underwriting classification is subject to our administrative rules and procedures then in place and as implemented by GIAC’s Underwriting Committee. Unless your Policy is issued under our Guaranteed Issue program, we must receive evidence of insurability that satisfies our underwriting standards before we will issue your Policy.

Using Guaranteed Issue or Simplified Issue underwriting for a group of individuals may cause healthy individuals within the group to pay higher cost of insurance rates than they would pay under a substantially similar policy that is offered by GIAC using different underwriting methods.

We require, prior to the issuance of a Policy, that the employee consent in writing to: (i) being insured under the Policy, (ii) the employer being a beneficiary of any proceeds payable upon the death of the employee, (iii) coverage continuing after employment terminates, and (iv) future increases in Total Face Amount under the Policy without additional consent (up to the maximum stated).

Because this is a corporate-owned variable universal life insurance policy, we may also underwrite at a corporate level to determine whether or not the risks and expenses associated with the insurance applied for is appropriate for us to assume in placing the Policy. We can provide you with the details of our underwriting standards.

We reserve the right to reject an application if it does not meet our underwriting or administrative requirements or for any reason permitted by law. Additionally, we reserve the right to modify our underwriting standards and administrative requirements on a prospective basis to newly issued Policies at any time.

Backdating your Policy

Under certain circumstances we will backdate your Policy if you ask us to, giving you a Policy Date up to six months before the date of application. Backdating your Policy will be allowed only to achieve a common Policy Date for all insureds in the same group. If we backdate your Policy, we will deduct on the Issue Date the Monthly Deductions due from the backdated Policy Date to the Issue Date. In certain circumstances, we may also require an additional premium payment to put a backdated policy in force. We will not backdate a Policy to a date before which the Policy was available.

Certain states may not permit us to backdate a Policy. You should refer to your Policy for further details.

Replacing a Policy

If you are interested in replacing an existing policy with an Executive Benefits VUL Policy, we recommend that you speak with your lawyer or tax advisor first. It may not be in your best interest to surrender, lapse, change or borrow from existing life insurance policies or annuity contracts in connection with the purchase of the Policy. You should compare your existing insurance and the Policy carefully. You should replace your existing insurance only when you determine that the Policy

ABOUT THE EXECUTIVE BENEFITS VUL POLICY	PROSPECTUS	11

The policyowner

The policyowner is the person named on the application as the owner of the Policy. Generally, the policyowner is an employer or a legal entity (e.g., a trust) created by an employer.

The beneficiary

The beneficiary is the person you name to receive the proceeds when the insured dies.

is better for you. You should talk to your financial professional or tax advisor to make sure the exchange will be tax-free. If you surrender your existing Policy for cash and then buy the Policy, you may have to pay a tax, including possibly a penalty tax, on the surrender.

Purchasing Policies in connection with 1035 exchange transactions

If you are replacing existing policies with Executive Benefits VUL Policies in a 1035 exchange transaction, any premium we receive prior to issuing the replacement Policies will be placed in GIAC’s general account. The Issue Date will be the Business Day on which GIAC’s administrative and underwriting requirements for issuance of a Policy have been satisfied and all money attributable to the policies being exchanged have been received. The Policy Date will be the Business Day on which we first received premium attributable to the Policy. The Net Premium will be allocated to the money market fund we make available effective as of the Policy Date and we will begin monthly processing as of that date. After deducting Monthly Deductions for the period from the Policy Date to the Issue Date, we will transfer the remaining Policy Account Value according to your instructions.

Delay of Policy issuance

Because we will not issue the Policy until all underwriting and administrative requirements are satisfied, and all premiums have been received from your existing insurance company or companies, the issuance of the Policy may be delayed.

THE POLICYOWNER

The policyowner is the person named on the application as the owner of the Policy. Typically, the policyowner is a corporate employer or a trust established by such employer. The policyowner does not have to be the insured. While the insured is living, only the policyowner named in our records has the right to exercise rights granted by the Policy unless ownership of the Policy has been assigned to someone else.

You may change the policyowner by written request in Good Order signed and dated by all policyowners. The change will be made effective on the date the request was signed, but will not apply to any payments or actions taken before we receive your request. Changing the policyowner may have negative tax consequences.

THE BENEFICIARY

The beneficiary is the person you name to receive the proceeds when the insured dies. Typically, the policyowner is named as the beneficiary where the policy is owned by a corporate employer or trust. You can change the beneficiary until the insured dies. Also, you may name a “contingent” beneficiary. The beneficiary has no rights under the Policy until the insured dies. You may change the beneficiary, by your signed written request in Good Order. Your request must be signed and dated by all of the policyowners listed in our records. The change is made effective on the date your request was signed, but will not apply to any payments or actions taken before we receive your request.

12	PROSPECTUS	ABOUT THE EXECUTIVE BENEFITS VUL POLICY

PURCHASING A POLICY WITH SUPPLEMENTAL FACE AMOUNT

You may purchase Supplemental Face Amount coverage under the Policy, which provides insurance coverage in addition to the Basic Face Amount. The Supplemental Face Amount provides a level death benefit to the insured’s Attained Age 100. The amount of this coverage, if any, plus the Basic Face Amount are the two components of your Policy’s Initial Total Face Amount. The minimum Supplemental Face Amount you can purchase is $25,000. The maximum Supplemental Face Amount you can purchase at issue cannot exceed nine times the Basic Face Amount. This maximum does not apply when you add coverage by increasing your Total Face Amount after issue. However, Supplemental Face Amount can only be added to a Policy until the Policy Anniversary nearest the insured’s 93rd birthday. For policies issued based on Guaranteed Issue Underwriting, the initial Supplemental Face Amount plus the initial Basic Face Amount cannot exceed $4 million.

Coverage provided by the Supplemental Face Amount will be treated like coverage provided by the Basic Face Amount. In particular:

•	it will affect the minimum death benefit under Section 7702 of the Internal Revenue Code; and

•	it will affect the calculation of premiums for determining whether the Policy is a modified endowment contract.

See “Death benefit options” and “Federal tax considerations.”

Other things you should consider in deciding whether to purchase Basic Face Amount only or to purchase Basic Face Amount plus Supplemental Face Amount include:

•	The Supplemental Face Amount provides a death benefit only to the insured’s Attained Age 100.

•	Cost of insurance rates for the Supplemental Face Amount are the same as for the Basic Face Amount.

•	Purchasing part of your coverage as Supplemental Face Amount will result in a lower Target Premium for your Policy because there are no Target Premiums associated with the Supplemental Face Amount.

•	At issue, the maximum amount of Supplemental Face Amount that can be purchased is nine times the Basic Face Amount.

ABOUT THE EXECUTIVE BENEFITS VUL POLICY	PROSPECTUS	13

BENEFITS AND POLICY VALUES

DEATH BENEFIT

Your death benefit on any date prior to the Policy Anniversary nearest the insured’s 121st birthday is the greater of:

•	the Total Face Amount; or

•	the minimum death benefit required under Section 7702 of the Internal Revenue Code.

With this death benefit (also known as death benefit option 1), a combination of positive investment performance and higher premium payments may cause the Policy Account Value to increase by an amount sufficient to lower the Net Amount at Risk. When this happens, the amount that we deduct for the cost of insurance charges each month will also go down.

The tax consequences of continuing the Policy beyond the insured’s 100th birthday are unclear. You should consult a tax advisor for more information.

Maturity benefit

On the Policy Anniversary closest to the insured’s 121st birthday, a maturity benefit equal to the Policy Account Value on that date less any Policy Debt will be paid to you, the successor owner, or your estate at that time, and this Policy will no longer be in effect.

The minimum required death benefit

The Policy has a minimum required death benefit. The minimum required death benefit is the lowest death benefit under which the Policy will qualify as life insurance under Section 7702 of the Internal Revenue Code. We calculate this minimum using the Cash Value Accumulation Test.

The minimum death benefit required on any date is equal to the Alternate Cash Surrender Value on that date multiplied by the death benefit factor shown in your Policy.

PAYING THE DEATH BENEFIT

We will pay a death benefit to the beneficiaries named in your Policy when we receive proof that the insured has died while the Policy was in effect. The proceeds payable are calculated as set forth in “Policy Proceeds.” If there is reason to dispute the Policy, then we may delay the payment of death benefits. See “Limits to GIAC’s right to challenge a policy.”

VALUES ASSOCIATED WITH YOUR POLICY

The following is a detailed breakdown of how we calculate the different values associated with your Policy.

Amounts in the Separate Account

Any Net Premiums that you allocate or transfer to a variable investment option are used to buy shares in the mutual fund corresponding to the variable investment option, according to your instructions. We will also purchase shares when we reinvest dividends paid by the mutual funds.

14	PROSPECTUS	BENEFITS AND POLICY VALUES

We will sell these shares when you make a withdrawal, transfer Policy Account Value or take a Policy loan. We will also sell these shares when we withdraw your Monthly Deduction, or make transfers under the dollar cost averaging or automatic portfolio rebalancing options. Based on the value of each share on the transaction date, we will sell the number of shares needed to cover the cost of that transaction. To reflect how investment performance affects Policy Account Value, we determine a unit value for each variable investment option. Unit values will vary among variable investment options. To calculate the value of your investment in a particular variable investment option, we multiply the unit value of the option by the number of units you own. Unit values change based on the investment performance of the underlying mutual fund shares. We calculate the unit value for each variable investment option at the end of each Business Day.

Note that you bear all risks associated with the investments in the Separate Account.

Policy Account Value

Your Policy Account Value is the total value of the investments held in your Policy. This includes the value of your allocations to the fixed-rate and variable investment options, and any Policy values that may be in the Loan Account as collateral for a Policy loan. It is calculated as:

•	Net Premiums that you contribute to your Policy; plus or minus

•	any profit or loss generated by your Policy Account Value in the variable investment options; plus

•	any interest you earn on allocations to the fixed-rate option or interest we credit on the Loan Account; minus

•	your total Monthly Deductions; minus

•	any partial withdrawals you’ve made; minus

•	any transfer charges.

Policy Account Value varies from day to day.

We do not guarantee a minimum Policy Account Value.

Alternate Cash Surrender Value and Net Cash Surrender Value

The Policy’s Net Cash Surrender Value is the amount you would actually receive if you surrendered your Policy. It is the Alternate Cash Surrender Value minus any Policy Debt.

The Policy’s Alternate Cash Surrender Value (referred to as Alternate Net Cash Surrender Value in the Policy) is equal to the Policy Account Value plus a percentage of the total of all premium charges you have paid, up to and including the date the Alternate Cash Surrender Value is calculated. After the first Policy Anniversary, these percentages will decrease every Policy Month and will be zero after completion of the 83rd Policy Month. Beginning with the 84th Policy Month your Alternate Cash

Net Cash

Surrender Value

Net Cash Surrender Value is the amount you would actually receive if you surrendered your Policy.

BENEFITS AND POLICY VALUES	PROSPECTUS	15

Surrender Value will be equal to the Policy Account Value. Appendix B shows the percentage of total premium charges applicable for each Policy Month.

If the Policy is fully surrendered prior to the 84th Policy Month but the surrender proceeds are intended to be applied to an insurance policy or certificate issued in conjunction with an intent to qualify the surrender as a tax-free exchange under Section 1035 of the Internal Revenue Code, the Alternate Cash Surrender Value will not apply. If this is the case, your Net Cash Surrender Value will be equal to the Policy Account Value less Policy Debt.

Some states may require that the benefit provided by the Alternate Cash Surrender Value be available even if the Policy is surrendered in a 1035 exchange. You should refer to your Policy for further details.

EXAMPLE (rounded to nearest dollar)

The policyowner owns a Policy with a Target Premium of $53,060 and he has paid $53,060 each year for the last three Policy Years. If he were to surrender his Policy on the third Policy Anniversary:

Policy Account Value on third Policy Anniversary (assuming net return of 5.02%1):	$153,457.00

Premium charges deducted 9%:	$14,326.00

Applicable percentage of premium charge to be refunded on third Policy Anniversary (from Appendix B):	95%

Alternate Cash Surrender Value $153,487.00 + (95% of $14,326.00):	$167,067.00

[1]

The net return reflects a gross return of 6% less the deduction of 0.98%, the arithmetic average of investment advisory fees and operating expenses incurred by all of the underlying mutual funds during 2017, before giving effect to any applicable expense reimbursements and fee waivers. Please note that a decline in a mutual fund’s average net assets during the current fiscal year as a result of market volatility or other factors could cause the expense ratio for a fund’s current fiscal year to be higher than the expense information utilized herein, resulting in a lower net return.

There are no additional charges associated with the Alternate Cash Surrender Value, but this benefit may result in overall Policy charges being slightly higher when compared to policies not having such a benefit.

The value of any investments in the variable investment options may increase or decrease daily depending on how well the investments perform. A combination of partial withdrawals, Policy loans, unfavorable investment performance and the ongoing Monthly Deduction can cause your Policy Account Value to drop below zero.

16	PROSPECTUS	BENEFITS AND POLICY VALUES

PREMIUMS, DEDUCTIONS AND CHARGES

PREMIUMS

Your Policy will take effect once you have paid your Minimum to Issue Premium, but not before your Policy’s Issue Date. Once your Policy has taken effect you decide the amount of your premium payments and when you want to make them. However, all premiums are subject to certain limitations. See “Limitations on premiums.”

Issuing the Policy

Your Minimum to Issue Premium is the amount you must pay to put your Policy in force. It is shown in your Policy. If your Policy is backdated, then your first premium payment must be enough to cover Monthly Deductions due between the Policy Date and the Issue Date.

Subsequent premiums

When you set up your Policy, you may choose a modal planned premium. This is the premium that you intend to pay periodically. We will send you a reminder when your planned premium is due, annually, semi-annually or quarterly, as requested, but you are under no obligation to pay a premium as long as the Policy Account Value, less the Monthly Deductions and less Policy Debt, is not less than zero. Please note that your plan administrator may not permit all payment modalities.

All premiums must be paid to GIAC’s Customer Service Office. Each premium you pay must be at least $100, unless you are paying through a pre-authorized checking plan. GIAC may accept lower premium amounts in accordance with its current administrative procedures. GIAC reserves the right, from time to time, to establish administrative rules that set forth acceptable forms of premium payments. Premium payments that are not acceptable under these rules will be deemed to be not in Good Order, will not be credited to your Policy, and will be handled in accordance with our administrative procedures then in effect. These procedures may include returning the premium payment to you or contacting you for further information.

If you cancel a premium payment we will refund the payment and, if the Net Premium has already been allocated, we will reverse the investment options chosen. If your premium payment is returned by your bank for insufficient funds, we will write to you to request a replacement check. If a valid replacement check is not received within 10 days of our written request, we will reverse the investment options to which your Net Premium has been allocated. We reserve the right to hold you responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the investment options chosen. If we exercise this right we will recoup any losses resulting from a decline in the value of the investment options by deducting such losses from your Policy Account Value or pursuing legal remedies available to us.

Subsequent premium payments through pre-authorized checking plans

If you choose to pay subsequent premiums through a pre-authorized checking plan, each premium must be at least $25. We will automatically

PREMIUMS, DEDUCTIONS AND CHARGES	PROSPECTUS	17

deduct premium payments each month from an account you designate. We will not send a bill or a confirmation for these automatic payments. You may commence this service at any time, unless your Policy has entered its grace period. If we are unable to obtain the premium payment from your account, we may automatically switch you to quarterly billing.

LIMITATIONS ON PREMIUMS

We may limit the amount that you can pay into your Policy, including refusing or refunding premiums you pay, to attempt to preserve your Policy’s treatment as life insurance under federal tax laws.

Under the Cash Value Accumulation Test, we will accept any premium that does not result in an increase in the death benefit as a result of Section 7702. If a premium would cause an increase in the death benefit under Section 7702, we will accept the payment provided that the total of premium payments in a Policy Year does not exceed 10 times your Policy’s Target Premium. If you do not meet this test, we may still accept your premium payment if you prove that the insured meets our insurance requirements.

We will refund any portion of a premium payment that exceeds this limit.

CREDITING PAYMENTS

Your initial premium will be credited when the Policy is issued. Thereafter, we normally credit your payment, and allocate the Net Premium, as of the end of the Business Day on which it is received in Good Order at our Customer Service Office. However, any payments that we receive in Good Order after your Policy has been issued that require additional underwriting will be held in GIAC’s general account and credited as of the date the underwriting process is complete. Interest earned in the general account accrues to the benefit of GIAC. We allocate the Net Premium in accordance with any instructions that accompany the payment or, if none, the most recent allocation instructions on file.

If (i) your payment is not identified as a premium payment, (ii) you do not provide specific instructions with your payment, or (iii) your payment is received during a grace period, we will use the payment:

•	first to repay any Policy Debt; and

•	then, as a premium payment.

Regardless of whether the payment is a premium payment or a loan repayment, the Net Premium is credited to the Policy Account Value and is allocated first to pay any due and unpaid Monthly Deductions; any remaining amount is allocated to the variable and fixed-rate investment options in accordance with your most recent allocation instructions.

See “How your premiums are allocated” and “Policy loans” for specific information on how your payments are allocated among the fixed-rate and variable investment options.

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HOW YOUR PREMIUMS ARE ALLOCATED

When you make a payment towards your Policy, the amount that remains after we deduct the premium charge (see “Deductions and Charges”) is the Net Premium. We invest your Net Premiums in the fixed-rate and/or variable investment options according to your instructions. When Net Premiums have been invested they become part of your Policy Account Value. Currently, there is no limit to the number of investment options to which you may allocate your Net Premiums and Policy Account Value, although we reserve the right to impose limitations in the future. As part of your initial application, you tell us how you would like your Net Premiums distributed among the various allocation options. The percentage you choose for each allocation option must be in whole numbers, and the total must equal 100%. You may change how your Net Premiums are invested at any time by telling us in writing at our Customer Service Office or by calling the Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342). Before you can request a future allocation change by telephone, you must first establish a Personal Identification Number (PIN). If you did not request a PIN at the time of application, you may do so by contacting your agent or calling the Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342). See “Transfers among the investment options” for further information on PINs and telephone transfer instructions. The change to your allocation instructions will be effective on and after the date we receive your instructions in Good Order at our Customer Service Office, but will not affect any existing Policy values. To change the allocation of these amounts, you must make a transfer. See “Transfers among the investment options.”

DEFAULT

On any Monthly Processing Date, if your Policy Account Value, less the Monthly Deduction and less Policy Debt, is less than zero, your Policy will enter the grace period. The grace period is a 61-day period beginning on that Monthly Processing Date. Your Policy remains in force during the grace period and a death benefit is payable should the insured die during the grace period but before the Policy lapses. The death benefit payable during the grace period will be reduced by the amount necessary to bring the Policy Account Value to zero and by any outstanding Policy Debt.

We will tell you that your Policy has entered the grace period and is in danger of lapsing, and the required payment you must make to keep it from lapsing, at least 30 days before the end of the grace period. Your required payment will be the amount required to bring the Policy Account Value less any Policy Debt to an amount equal to or greater than zero. If we do not receive this required payment by the end of the grace period, your Policy will lapse without value. Depending on the state in which your Policy is issued, you may receive more than 30 days’ notice that your Policy is in danger of lapsing. You should refer to your Policy for further details.

Please note that while you need only make the required payment to keep your Policy from lapsing currently, we will recommend that your

Investing your Net

Premiums

When you make a payment towards your Policy, the amount that remains after we deduct the premium charge is the Net Premium. We invest your Net Premiums according to your instructions. When Net Premiums have been invested, they become part of your Policy Account Value.

PREMIUMS, DEDUCTIONS AND CHARGES	PROSPECTUS	19

required payment be supplemented by an additional amount as set forth in the default notice we will send to you in order to help prevent your Policy from entering the grace period again on a subsequent Monthly Processing Date.

Payments made during a grace period are applied first as a loan repayment, if applicable. See “Interest on your policy loan” and “Repaying your policy loan” in the section titled “Policy Loans.” Any remaining amount is treated as a premium payment and allocated, after deducting any applicable premium charge, first to pay charges due, but not collected, and finally, to the fixed-rate and variable investment options according to your allocation instructions.

Required loan repayments

If, at any time, you have outstanding Policy Debt, you do not pay the accrued interest due on a Policy Anniversary, and there are insufficient values in your Policy to capitalize the amount due, your Policy will enter the grace period and we will require you to make a loan repayment. See “Interest on your policy loan.” If you do not make the required loan repayment by the end of the grace period, the Policy will lapse. We will notify you at least 30 days before the end of the applicable grace period and advise you of this situation.

REINSTATING YOUR POLICY

If your Policy has lapsed (and you have not surrendered it for its Net Cash Surrender Value) you may reinstate it up to three years after the date of lapse.

To reinstate your Policy:

•	we must receive your signed written application for reinstatement in Good Order at our Customer Service Office;

•	the insured must be alive on the date the reinstatement takes effect;

•	you must show that the insured meets our insurance requirements;

•

you must repay or reinstate any outstanding Policy Debt as of the date of lapse with interest at the maximum Policy loan interest rate from the date of lapse to the date of reinstatement (we will also credit interest to amounts in the Loan Account from the date of lapse to the date of reinstatement as described in “Policy Loans”);

•

you must pay any amount by which the Policy Account Value minus Policy Debt was less than zero on the date of lapse, plus interest on this amount at an annual rate of 6% from the date of lapse to the date of reinstatement; and

•

you must make a premium payment of an amount that, after deduction of applicable premium charges, is equal to three times the Monthly Deduction due on the Monthly Processing Date on which the reinstatement will be effective.

Your reinstated Policy will have the same Policy Date, Total Face Amount and death benefit option as the Policy that lapsed. The date of

20	PROSPECTUS	PREMIUMS, DEDUCTIONS AND CHARGES

reinstatement will be the Monthly Processing Date on or after the date we approve the reinstatement. Charges for the Policy after reinstatement will be based on the insured’s Attained Age at the time of reinstatement. Your reinstated policy will have a new two-year contestable period. The Policy Account Value upon reinstatement will be the Policy Account Value in effect at the time of lapse, plus any required premium payment described above, after deduction of the premium charge, plus interest credited to the Loan Account from the date of lapse.

The interest rate payable on amounts by which the Policy Account Value minus Policy Debt is less than zero may vary by state law. You should refer to your Policy for further details.

DEDUCTIONS AND CHARGES

GIAC makes various deductions and charges that are required to maintain your Executive Benefits VUL policy. These charges cover certain costs we incur with respect to the Policies, including:

•

the cost of underwriting, issuing and maintaining the Policies, including preparing and sending billing notices, reports and policyowner statements, communications with insurance agents and other overhead costs;

•	the risk that those insured under the Policies may not live as long as we estimated when we issued the Policy, and that our administrative expenses may also be higher than expected;

•	the cost of paying death benefits, especially in the early Policy Years when the Policy Account Value may be far below the death benefit we pay if the insured dies; and

•

our sales and promotional expenses, commissions, and local, state and federal taxes including premium taxes. You may not claim the portion of these charges used to pay taxes as a federal income tax deduction. Premium taxes vary from jurisdiction to jurisdiction and, in those jurisdictions that charge them, currently range from .08% up to 5%; however, certain municipalities in the state of Kentucky impose an additional premium tax ranging up to 12% on first-year premiums.

The amount of a charge does not necessarily correspond to our costs in providing the service or benefits associated with a particular Policy. For example, the premium charge may not cover all of our actual sales expenses for the Policies, and proceeds from other charges, including the mortality and expense risk charge and cost of insurance charges, may be used in part to cover sales expenses. There may be a guaranteed charge, or maximum charge, and a current charge. The guaranteed charge is the most that we can charge you for a particular item. The current charge is what we are now charging for that item. We have the right to increase the current charge up to the guaranteed charge. We will tell you if we increase these charges. Once deductions and charges are taken from your Policy they do not contribute to the value of your Policy.

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All of the deductions and charges are summarized and explained below. Any charges applicable to your Policy will be indicated in the “Policy Data” section of your Policy. Contact our Customer Service Office in writing, or call the Customer Service Office Contact Center for more information about the deductions and charges. For information regarding compensation paid for the sale of the Policies, see “Distribution of the Policies.”

TRANSACTION FEES

Premium charge

During each of the first 10 Policy Years after issue, a charge of 9% is deducted from each premium you pay until you have paid one Target Premium in a Policy Year. After the 10th Policy Anniversary, this charge drops to 5% for premiums paid in a Policy Year until you have paid one Target Premium in a Policy Year. On premiums in excess of one Target Premium in a Policy Year, we deduct a premium charge of 5% in the first 10 Policy Years and 3% in each year thereafter. The Target Premium only applies to the Policy’s Basic Face Amount and depends upon the insured’s age at issue, underwriting class and sex (unless sex-neutral rates are required by law).

Transfer charge

You may transfer your Policy Account Value among the allocation options. If you have made 12 transfers within a Policy Year, we reserve the right to charge you $25 for each additional transfer you make in that year. We will deduct the transfer charge from the allocation options from which you are making the transfer, and will use this amount to offset our processing costs.

We will not deduct a transfer charge when:

•	you make multiple transfers under your Policy’s dollar cost averaging or automatic portfolio rebalancing features;

•	you transfer amounts as part of taking or repaying a Policy loan; or

•	you transfer amounts out of a variable investment option because the investment policies of the corresponding mutual fund have materially changed.

We do not currently deduct transfer charges.

Reinstatement charge

If you reinstate your Policy following lapse, you must pay:

•

the amount by which the Policy Account Value minus Policy Debt was less than zero on the date of lapse, plus interest on this amount at an annual rate of 6% from the date of lapse to the date of reinstatement;

•

interest at the maximum Policy loan interest rate from the date of lapse to the date of reinstatement on any outstanding Policy Debt as of the date of lapse (if the loan is being reinstated) or, if the loan is not being reinstated, the amount of any outstanding Policy Debt as of the date of lapse plus interest at the maximum loan interest rate from date of lapse to date of reinstatement; and

22	PROSPECTUS	PREMIUMS, DEDUCTIONS AND CHARGES

•

a premium payment of an amount that, after deduction of applicable premium charges, is equal to three times the Monthly Deduction due on the Monthly Processing Date on which the reinstatement will be effective.

PERIODIC FEES

On each Monthly Processing Date, we deduct from the Policy Account Value amounts to cover the cost of insuring the insured and the mortality and expense risk charge. The sum of these charges is your Policy’s Monthly Deduction. It is made proportionately from your Policy Account Value in the fixed-rate and variable investment options. The Monthly Deduction is calculated after we process any other requested transactions on the Policy, such as premium payments, loan repayments, withdrawals, transfers, Total Face Amount changes and changes in death benefit option.

Mortality and expense risk charge

We deduct this charge based on the Policy Account Value in the variable investment options.

The current monthly charge is 0%.

The mortality and expense risk charge is guaranteed never to exceed 0.25% of the Policy Account Value in the variable investment options.

Cost of insurance charge

This charge is based on our cost of insurance rates for insured people of the same age, sex, Total Face Amount and underwriting class. The maximum that we can charge for each $1,000 of Net Amount at Risk for the Initial Total Face Amount is set out in your Policy and is based on the 2001 Commissioners’ Standard Ordinary Mortality Tables published by the National Association of Insurance Commissioners. The cost of insurance rate generally increases as the insured gets older. Our current cost of insurance charge rates are lower than the guaranteed charges.

GIAC may use simplified underwriting or other underwriting methods that would cause healthy individuals within the group to pay higher cost of insurance rates than they would pay under a substantially similar policy that is offered by GIAC using different underwriting methods.

We calculate the cost of insurance charge by multiplying your Policy’s Net Amount at Risk each month by the current cost of insurance rate that applies to the insured, and dividing the result by $1,000. The Net Amount at Risk reflects the difference between the death benefit and the Policy Account Value. The Net Amount at Risk is affected by investment performance, payments of premiums, fees and charges under the Policy, death benefit option chosen, partial withdrawals, and changes in the Total Face Amount. Your Policy’s cost of insurance charge is calculated after the deduction of all other monthly Policy charges. We may change the cost of insurance rates prospectively, at our discretion, up to the guaranteed rate listed in your Policy. We will not assess a surcharge to

Monthly

Deduction

Each month we deduct from the Policy Account Value amounts for the cost of insuring the insured, and, if applicable, a mortality and expense risk charge.

Cost of insurance

charge

This charge allows us to pay death benefits, especially in the early Policy Years when the Policy Account Value is far below the death benefit we pay if the insured dies.

PREMIUMS, DEDUCTIONS AND CHARGES	PROSPECTUS	23

the cost of insurance rates for insureds in substandard underwriting classes that reflect higher mortality risks and would result in higher cost of insurance rates.

OTHER CHARGES AND DEDUCTIONS

Interest on Policy loans

If you have outstanding Policy Debt, we charge compound interest that accrues daily at an annual rate of 4%, payable in arrears until the later of the 10th Policy Anniversary or the insured’s Attained Age 60. At that time, the current annual rate falls to 3.1% for all existing and new Policy loans and is guaranteed not to exceed an annual rate of 3.5%. Interest is due on each Policy Anniversary. If you do not pay the interest on your loan when it is due, the amount will be capitalized and added to the Loan Account. See “Policy loans.” The maximum amount of interest that can be capitalized is 100% of Unloaned Policy Account Value.

Deductions from the Separate Account

We have the right to charge the Separate Account, the account through which we invest your Net Premiums in the variable investment options, for any federal, state or local income taxes relating to the Separate Account. We also have the right to impose additional charges if there is a change in our tax status, if the income tax treatment of variable life insurance changes for insurance companies, or if there are any other tax-related charges associated with the Separate Account or the Policies. We don’t currently charge for taxes attributable to the Separate Account.

Deductions from mutual funds

Daily deductions are made from the assets of the mutual funds to cover advisory fees and other expenses. As a result, you pay these fees and expenses indirectly. These expenses, which vary from year to year, are summarized in the Charges and Deductions tables of this prospectus and described in more detail in each fund’s prospectus.

24	PROSPECTUS	PREMIUMS, DEDUCTIONS AND CHARGES

YOUR ALLOCATION OPTIONS

AS PART OF YOUR POLICY you are able to direct where a portion of your Net Premiums and Policy Account Value are allocated. There are several variable investment options and a fixed-rate option.

THE VARIABLE INVESTMENT OPTIONS

The variable investment options give you the opportunity to invest a portion of your Net Premiums, indirectly, in a series of mutual funds offering variable rates of return. The value of your investments will vary depending on the performance of the mutual funds. There is no minimum guaranteed Policy Account Value for the portion of your Policy that is held in the variable investment options.

The Separate Account

The Separate Account is the account through which we invest your Net Premiums in the variable investment options. We are the record owner of the assets in the Separate Account, and use these assets exclusively to support the variable life insurance policies issued through the Separate Account. The Separate Account consists of 61 investment divisions, each corresponding to a mutual fund or a series of a mutual fund in which the Separate Account invests. The Separate Account was established by GIAC’s Board of Directors on September 23, 1999, under the insurance law of the state of Delaware, and meets the definition of a separate account under the federal securities laws. Our Separate Account is registered with the SEC as a unit investment trust — a type of investment company under the Investment Company Act of 1940 (the 1940 Act). Registration under the 1940 Act does not involve any supervision by the SEC of the investment management or programs of the Separate Account or GIAC. However, both GIAC and the Separate Account are subject to regulation under Delaware law. GIAC is also subject to the insurance laws and regulations of all states and jurisdictions where it is authorized to do business.

Income, gains and losses, whether or not realized, from assets allocated to the Separate Account will be credited to or charged against the Separate Account without regard to our other income, gains or losses. Income, gains and losses credited to, or charged against, a variable investment option reflect that variable investment option’s investment performance and not the investment performance of our other assets. GIAC owns the assets held in the Separate Account. The assets equal to the reserves and other liabilities of the Separate Account are used only to support the variable life insurance policies issued through the Separate Account. Delaware insurance law provides that these assets may not be used to satisfy liabilities arising from any other business that GIAC may conduct. This means that the assets supporting Policy values maintained in the variable investment options are not available to meet the claims of GIAC’s general creditors. GIAC may also retain in the Separate Account assets that exceed the reserves and other liabilities of the Separate Account. Such assets can include GIAC’s direct contributions to the Account, or the investment results attributable to GIAC’s retained assets. Because such retained assets do not support Policy values, GIAC may

YOUR ALLOCATION OPTIONS	PROSPECTUS	25

transfer them from the Separate Account to its general account. We are obligated to pay all amounts promised under the Policy.

Each mutual fund is described briefly below. Complete information can be found in the accompanying fund prospectuses.

The funds

Each of the funds corresponding to a variable investment option is either an open-end management company or a series of an open-end management company registered with the Securities and Exchange Commission. We buy and sell shares of the funds at their net asset value in response to your instructions and other policy-related transactions.

Currently, other investment products that we and other insurers offer are also able to invest in certain of the mutual funds through the Separate Account. While the Board of Directors of each fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts arising out of this arrangement, we may also take actions to protect the interests of our policyowners. See “Rights Reserved by GIAC” and the prospectuses for the individual mutual funds.

Investment objectives and policies of the funds

Each fund has a different investment objective that it tries to achieve by following certain investment policies. These objectives affect the potential risks and returns for each fund, and there is no guarantee that a fund will be able to meet its investment objectives fully. Some funds have similar investment objectives and policies to other funds managed by the same adviser. The investment results of the funds, however, may be higher or lower than the adviser’s other funds. There is no assurance, and we make no representation, that the performance of any fund will be comparable to the performance results of any other fund.

The table below summarizes each fund’s investment objective, along with the typical investments that make up that fund.

There is no assurance that any of the funds will achieve its stated objective(s). For example, during extended periods of low interest rates, the yields of money market variable investment options may become extremely low and possibly negative.

You can find more detailed information about the funds, including a description of risks and expenses, in the summary prospectuses and prospectuses for the funds that accompany this prospectus. You should read these summary prospectuses and prospectuses carefully, consider the investment objectives, risks, fees and charges, and keep the prospectuses for future reference.

Note: If you received a summary prospectus for a fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full fund prospectus, or call our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342).

None of the funds is affiliated with GIAC.

26	PROSPECTUS	YOUR ALLOCATION OPTIONS

Variable investment options

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
AB VPS Global Thematic Growth Portfolio (Class B)	Long-term growth of capital.	Invests in equities of developed and emerging-market companies, diversified across industries, including both newer companies and well-known, established companies of all market caps. Normally holds equities of 60-80 companies.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, NY 10105
AB VPS Growth and Income Portfolio (Class B)	Long-term growth of capital.	Invests primarily in U.S. stocks, although it may invest in non-U.S. securities. Invests in companies of any size and in any industry. Normally holds equities of approximately 60-90 companies.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, NY 10105
AB VPS Large Cap Growth Portfolio (Class B)	Long-term growth of capital.	Invests primarily in large-cap US stocks, although it may invest in non-US securities. Normally holds equities of 50-70 companies.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, NY 10105
AB VPS Real Estate Investment Portfolio (Class B)	Long-term growth of capital and income.	Invests in equity securities of real estate investment trusts (REITs) and other companies in the industry, such as real estate operating companies (REOCs). May invest in mortgage-backed securities, short-term investment grade debt securities and other fixed-income securities.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, NY 10105
AB VPS Value Portfolio (Class B)	Long-term growth of capital	Invests primarily in large-cap U.S. stocks, although it may invest in non-U.S. securities.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, NY 10105
Alger Capital Appreciation Portfolio (Class S)	Long-term capital appreciation.

Under normal market circumstances, the Portfolio invests at least 85% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that Fred Alger Management, Inc. believes demonstrate promising growth potential. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges. The Portfolio’s portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. The Portfolio can leverage, that is, borrow money to buy additional securities. By borrowing money, the Portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. However, leverage also has the potential to magnify any

Fred Alger Management, Inc. 360 Park Avenue South New York, NY 10010

YOUR ALLOCATION OPTIONS	PROSPECTUS	27

Variable investment options

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
decrease in the value of the purchased securities. The Portfolio may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the information technology, consumer discretionary, and health care sectors.
Morningstar Balanced ETF Asset Allocation Portfolio (Class II)	Seeks to provide investors with capital appreciation and some current income.

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a “Fund-of-Funds” and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments. The investment policies of the various Underlying ETFs are described generally in the section called “Information about the Underlying ETFs” in the Portfolio’s Prospectus. The Portfolio may also seek to achieve its investment objective by investing in Exchange Traded Notes (“ETN”). ETNs are generally senior, unsecured, unsubordinated debt securities which are issued by a sponsor, and their returns are based on the performance of an underlying market index, usually in the natural resource or commodity markets, minus an annual expense or fee.

			ALPS Advisors, Inc. 1290 Broadway, Suite 1100 Denver, CO 80203	Morningstar Investment Management, LLC 22 W. Washington Street Chicago, IL 60602

28	PROSPECTUS	YOUR ALLOCATION OPTIONS

Variable investment options

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Morningstar Growth ETF Asset Allocation Portfolio (Class II)	Seeks to provide investors with capital appreciation.

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a “Fund-of-Funds” and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments. The investment policies of the various Underlying ETFs are described generally in the section called “Information about the Underlying ETFs” in the Portfolio’s Prospectus. The Portfolio may also seek to achieve its investment objective by investing in Exchange Traded Notes (“ETN”). ETNs are generally senior, unsecured, unsubordinated debt securities which are issued by a sponsor, and their returns are based on the performance of an underlying market index, usually in the natural resource or commodity markets, minus an annual expense or fee.

			ALPS Advisors, Inc. 1290 Broadway, Suite 1100 Denver, CO 80203	Morningstar Investment Management, LLC 22 W. Washington Street Chicago, IL 60602
Morningstar Income and Growth ETF Asset Allocation Portfolio (Class II)	Seeks to provide investors with current income and capital appreciation.

The Portfolio invests, under normal circumstances, at least 80% of its net assets plus the amount of any borrowings for investment purposes, in securities of exchange-traded funds (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). For the purposes of this 80% investment policy, net assets are measured at the time of purchase. The Portfolio is a “Fund-of-Funds” and seeks to achieve its investment objective by investing primarily in a portfolio of Underlying ETFs. Each Underlying ETF, in turn, in an attempt to approximate the investment performance of its benchmark, invests in a variety of

			ALPS Advisors, Inc. 1290 Broadway, Suite 1100 Denver, CO 80203	Morningstar Investment Management, LLC 22 W. Washington Street Chicago, IL 60602

YOUR ALLOCATION OPTIONS	PROSPECTUS	29

Variable investment options

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
U.S. and foreign equity, debt, commodities, money market securities, futures, and other instruments. The investment policies of the various Underlying ETFs are described generally in the section called “Information about the Underlying ETFs” in the Portfolio’s Prospectus. The Portfolio may also seek to achieve its investment objective by investing in Exchange Traded Notes (“ETN”). ETNs are generally senior, unsecured, unsubordinated debt securities which are issued by a sponsor, and their returns are based on the performance of an underlying market index, usually in the natural resource or commodity markets, minus an annual expense or fee.
American Century VP Capital Appreciation Fund (Class I Shares)	Capital growth.	The fund will usually purchase common stocks of companies that are medium-sized and smaller at the time of purchase. Although the portfolio managers intend to invest the fund’s assets primarily in U.S. stocks, the fund may invest in securities of foreign companies.	American Century Investment Management, Inc. 4500 Main Street Kansas City, MO 64111
American Century VP Mid Cap Value Fund (Class I Shares)	Long-term capital growth with income as secondary objective.	The fund invests at least 80% of its assets in medium size companies. The fund considers medium size companies to include those whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies. The portfolio managers intend to manage the fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index.	American Century Investment Management, Inc. 4500 Main Street Kansas City, MO 64111
BlackRock Global Allocation V.I. Fund (Class III)	Seeks high total investment return.	Equity and debt securities, including money market securities and other short-term securities or instruments, of issuers located around the world.	BlackRock Advisors, LLC 100 Bellevue Parkway Wilmington, DE 19809
Davis Financial Portfolio	Long-term growth of capital.	Davis Financial Portfolio invests at least 80% of the Fund’s net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the financial services sector. The Fund invests principally in common stocks (including indirect holdings of common stock through depositary receipts).	Davis Selected Advisers, LP 2949 East Elvira Road, Suite 101 Tucson, AZ 85756	Davis Selected Advisers- NY, Inc. 620 Fifth Av., 3d fl. New York, NY 10020

30	PROSPECTUS	YOUR ALLOCATION OPTIONS

Variable investment options

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Davis Real Estate Portfolio	Total return through a combination of growth and income.	Davis Real Estate Portfolio invests at least 80% of the Fund’s net assets, plus any borrowing for investment purposes, in securities issued by companies principally engaged in the real estate industry. The Fund invests principally in common stocks (including indirect holdings of common stock through depositary receipts).	Davis Selected Advisers, LP 2949 East Elvira Road, Suite 101 Tucson, AZ 85756	Davis Selected Advisers- NY, Inc. 620 Fifth Av., 3d fl. New York, NY 10020
Davis Value Portfolio	Long-term growth of capital.	Davis Value Portfolio invests principally in common stocks (including indirect holdings of common stock through depositary receipts) issued by large companies with market capitalizations of at least $10 billion. Historically, the Fund has invested a significant portion of its assets in financial services companies and in foreign companies, and may also invest in mid- and small-capitalization companies.	Davis Selected Advisers, LP 2949 East Elvira Road, Suite 101 Tucson, AZ 85756	Davis Selected Advisers- NY, Inc. 620 Fifth Av., 3d fl. New York, NY 10020
Delaware VIP Diversified Income Series (Service Class)	Seeks maximum long-term total return, consistent with reasonable risk.	The Series allocates its investments principally among the following four sectors of the fixed income securities market: the U.S. investment grade sector, the U.S. high yield sector; the international developed markets sector; and the emerging markets sector. The Series’ investments in emerging markets will, in the aggregate, be limited to no more than 25% of the Series’ total assets. Under normal circumstances, between 5% and 50% of the Series’ total assets will be allocated to the U.S. high yield sector. The Series will limit its investments in foreign securities to no more than 50% of its total assets, but total non-U.S. dollar currency will be limited, in the aggregate, to 25% of its net assets.	Delaware Management Company, a series of Macquarie Investment Management Business Trust, which is a subsidiary of Macquarie Management Holdings, Inc. 2005 Market Street Philadelphia, PA 19103
Delaware VIP Emerging Markets Series (Service Class)	Seeks long-term capital appreciation.	The Series may invest in a broad range of equity securities, including common or ordinary stocks, preferred stocks, and securities convertible into common or ordinary stocks. The Series may also invest in foreign companies through sponsored or unsponsored depositary receipts, which are receipts typically issued by a bank or trust company evidencing ownership of underlying securities issued by a foreign company. The Series may invest	Delaware Management Company, a series of Macquarie Investment Management Business Trust, which is a subsidiary of Macquarie Management Holdings, Inc. 2005 Market Street Philadelphia, PA 19103

YOUR ALLOCATION OPTIONS	PROSPECTUS	31

Variable investment options

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
in securities issued in any currency and may hold foreign currency. The Series invests primarily in equity securities of issuers from emerging foreign countries. These countries are generally recognized to be an emerging or developing country by the international financial community.
Delaware VIP Limited-Term Diversified Income Series (Service Class)	Seeks maximum total return, consistent with reasonable risk.	Under normal circumstances, the Series will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in investment grade fixed income securities. The Series may invest in debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and by U.S. corporations. The corporate debt obligations in which the Series may invest include bonds, notes, debentures, and commercial paper of U.S. companies. The U.S. government securities in which the Series may invest include a variety of securities that are issued or guaranteed as to the payment of principal and interest by the U.S. government, and by various agencies or instrumentalities, which have been established or are sponsored by the U.S. government. The Series may also invest in mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or by government- sponsored corporations. The Series may also invest up to 20% of its net assets in below-investment-grade securities (commonly known as high yield or “junk bonds”).	Delaware Management Company, a series of Macquarie Investment Management Business Trust, which is a subsidiary of Macquarie Management Holdings, Inc. 2005 Market Street Philadelphia, PA 19103
Fidelity VIP Contrafund® Portfolio (Service Class 2)	The fund seeks long-term capital appreciation.

•  Normally investing primarily in common stocks.

•  Investing in securities of companies whose value Fidelity Management & Research Company (FMR) believes is not fully recognized by the public.

•  Investing in domestic and foreign issuers.

			Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund. 245 Summer Street Boston, MA 02210

32	PROSPECTUS	YOUR ALLOCATION OPTIONS

Variable investment options

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address

•  Investing in either “growth” stocks or “value” stocks or both.

•  Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

Fidelity VIP Freedom 2020 Portfolio (Service Class 2)	The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

•  Investing in a combination of underlying Fidelity® Variable Insurance Products (VIP) domestic equity funds, international equity funds (developed and emerging markets), bond funds, and short-term funds (underlying Fidelity® funds).

•  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2020).

•  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.

FMRC may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds (including high yield debt funds) and Short-Term Funds to reflect the Adviser’s market outlook, which is primarily focused on the intermediate term.

FMRC may also make active asset allocations within other asset classes (including commodities, high yield debt, floating rate debt, real estate debt, inflation-protected debt, and emerging markets debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes

			Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund. 245 Summer Street Boston, MA 02210

YOUR ALLOCATION OPTIONS	PROSPECTUS	33

Variable investment options

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address

•  Fidelity Management & Research Company (FMR) may continue to seek high total return for several years beyond the fund’s target retirement date in an effort to achieve the fund’s overall investment objective.

Fidelity VIP Freedom 2030 Portfolio (Service Class 2)	The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

•  Investing in a combination of underlying Fidelity® Variable Insurance Products (VIP) domestic equity funds, international equity funds, bond funds, and short-term funds.

•  Allocating assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches approximately 17% in domestic equity funds, 7% in international equity funds, 46% in bond funds, and 30% in short-term funds (approximately 10 to 19 years after the year 2030)

•  Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.

The Adviser may use an active asset allocation strategy to increase or decrease neutral asset class exposures reflected above by up to 10 percentage points for Equity Funds (includes domestic equity and international equity funds), Bond Funds (including high yield debt funds) and Short-Term Funds to reflect the Adviser’s market outlook, which is primarily focused on the intermediate term.

The Adviser may also make active asset allocations within other asset classes (including commodities, high yield debt, floating rate debt, real estate debt, inflation-protected debt, and emerging markets debt) from 0% to 10% individually but no more than 25% in aggregate within those other asset classes.

			Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund. 245 Summer Street Boston, MA 02210

34	PROSPECTUS	YOUR ALLOCATION OPTIONS

Variable investment options

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address

•  Fidelity Management & Research Company (FMR) may continue to seek high total return for several years beyond the fund’s target retirement date in an effort to achieve the fund’s overall investment objective.

Fidelity VIP Government Money Market Portfolio (Service Class 2)*	The fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.

•  Normally investing at least 99.5% of total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities).

•  Investing in U.S. Government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.

•  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments.

			Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	Fidelity Investments Money Management, Inc. and other investment advisers serve as sub-advisers for the fund. One Spartan Way Merrimack, NH 03054
Fidelity VIP High Income Portfolio (Service Class 2)	The fund seeks a high level of current income, while also considering growth of capital.

•  Normally investing primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

•  Potentially investing in non-income producing securities, including defaulted securities and common stocks.

•  Investing in companies in troubled or uncertain financial condition.

•  Investing in domestic and foreign issuers.

•  Using fundamental analysis of each issuer’s financial condition and industry position and market and economic conditions to select investments.

			Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund. 245 Summer Street Boston, MA 02210

*	There is no assurance that this fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

YOUR ALLOCATION OPTIONS	PROSPECTUS	35

Variable investment options

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Fidelity VIP Mid Cap Portfolio (Service Class 2)	The fund seeks long-term growth of capital.

•  Normally investing primarily in common stocks.

•  Normally investing at least 80% of assets in securities of companies with medium market capitalizations (which, for purposes of this fund, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the S&P MidCap 400® Index).

•  Potentially investing in companies with smaller or larger market capitalizations.

•  Investing in domestic and foreign issuers.

•  Investing in either “growth” stocks or “value” stocks or both.

•  Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

			Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund. 245 Summer Street Boston, MA 02210
Franklin Mutual Shares VIP Fund (Class 2 Shares)	Seeks capital appreciation, with income as a secondary goal.	Under normal market conditions, the fund invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.	Franklin Mutual Advisers, LLC 101 John F. Kennedy Parkway Short Hills, NJ 07078
Franklin Small Cap Value VIP Fund (Class 2 Shares)	Seeks long-term total return.	Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Advisory Services, LLC 101 John F. Kennedy Parkway Short Hills, NJ 07078
Templeton Foreign VIP Fund (Class 2 Shares)	Seeks long-term capital growth.	Under normal market conditions, the fund normally invests at least 80% of its net assets in investments of issuers located outside of the U.S., including those of emerging markets.	Templeton Investment Counsel, LLC 300 S.E. 2nd Street Fort Lauderdale, FL 33301
Templeton Global Bond VIP Fund (Class 2 Shares)	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Under normal market conditions, the fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.	Franklin Advisers, Inc. One Franklin Parkway San Mateo, CA 94403
Templeton Growth VIP Fund (Class 2 Shares)	Seeks long-term capital growth.	Under normal market conditions, the fund invests predominantly in equity securities of companies located anywhere in the world, including developing markets.	Templeton Global Advisers Limited Lyford Cay Nassau, Bahamas

36	PROSPECTUS	YOUR ALLOCATION OPTIONS

Variable investment options

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Gabelli Capital Asset Fund	Growth of capital; current income as secondary objective.	U.S. common stock, preferred stock and securities that may be converted at a later time into common stock. Up to 25% of the Fund’s assets may be invested in securities of foreign issuers.	Gabelli Funds, LLC One Corporate Center Rye, NY 10580-1422
Invesco V.I. Core Equity Fund (Series II)	Long-term growth of capital.	The portfolio management team seeks to construct a portfolio of issuers that have high or improving return on invested capital (ROIC), quality management, a strong competitive position and which are trading at compelling valuations. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and other instruments that have economic characteristics similar to such securities.	Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309
Invesco V.I. Government Securities Fund (Series II)	Total return, comprised of current income and capital appreciation.	The Fund invests, under normal circumstance, at least 80% of its net assets (plus any borrowing for investment purposes) in debt securities issued, guaranteed or otherwise backed by the U.S. government or its agencies, instrumentalities or sponsored corporations, and in derivatives and other instruments that have economic characteristics similar to such securities.	Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309
Invesco V.I. Growth and Income Fund (Series II)	Seek long term growth of capital and income.	Under normal market conditions, the Adviser seeks to achieve the Fund’s investment objective by investing primarily in income-producing equity securities, including common stocks and convertible securities.	Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309
Invesco V.I. Managed Volatility Fund (Series II)	Both capital appreciation and current income while managing portfolio volatility.	The Fund invests primarily in equity and fixed income securities, and derivatives and other instruments that have economic characteristics similar to such securities. The Fund will also invest in derivatives that the Adviser believes will decrease the volatility level of the Fund’s annual returns.	Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309
Invesco V.I. Mid Cap Core Equity Fund (Series II)	Long-term growth of capital.	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-capitalization companies and in derivatives and other instruments that have economic characteristics similar to such securities.	Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309

YOUR ALLOCATION OPTIONS	PROSPECTUS	37

Variable investment options

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Ivy VIP Small Cap Growth (Class II) (this fund formerly had no share class designation)	To seek to provide growth of capital.

Ivy VIP Small Cap Growth seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets in common stocks of small capitalization companies. For purposes of this Portfolio, small capitalization companies typically are companies with market capitalizations within the range of companies in the Russell 2000® Growth Index at the time of acquisition. The Portfolio emphasizes smaller companies positioned in new or emerging industries where Ivy Investment Management Company (IICO), the Portfolio’s investment manager, believes there is opportunity for higher growth than in established companies or industries. The Portfolio’s investments in equity securities may include common stocks that are offered in initial public offerings (IPOs).

In selecting securities for the Portfolio, IICO utilizes a bottom-up (researching individual issuers) stock-picking process that focuses on companies it believes have sustainable long-term growth potential with superior financial characteristics and, therefore, are believed by IICO to be of a higher quality than many other small cap companies. IICO may look at a number of factors regarding a company, such as: management that is aggressive, creative, strong and/or dedicated; technological or specialized expertise; new or unique products or services; entry into new or emerging industries; growth in earnings/growth in revenue and sales/positive cash flows; ROIC (return on invested capital); market share; barriers to entry; operating margins; rising returns on investment; and security size and liquidity.

Ivy Investment Management Company 6300 Lamar Avenue P.O. Box 29217 Shawnee Mission, KS 66201-9217

38	PROSPECTUS	YOUR ALLOCATION OPTIONS

Variable investment options

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Janus Henderson Balanced Portfolio (Services Shares)	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	The Portfolio pursues its investment objective by normally investing 35-65% of its assets in equity securities and the remaining assets in fixed-income securities and cash equivalents. The Portfolio normally invests at least 25% of its assets in fixed-income senior securities. The Portfolio’s fixed-income investments may reflect a broad range of credit qualities and may include corporate debt securities, U.S. Government obligations, mortgage-backed securities and other mortgage-related products, and short-term securities. In addition, the Portfolio may invest up to 35% of its nets assets in high-yield/high-risk bonds, also known as “junk” bonds. The Portfolio may also invest in foreign securities, which may include investments in emerging markets. The Portfolio may enter into “to be announced” or “TBA” commitments when purchasing mortgage-backed securities or other securities. The Portfolio may use derivatives, including forward exchange contracts, for hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work.	Janus Capital Management LLC 151 Detroit Street Denver, CO 80206-4805
Janus Henderson Enterprise Portfolio (Service Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell Midcap® Growth Index. Market capitalization is a commonly used measure of the size and value of a company. The Portfolio may also invest in foreign securities, which may include investments in emerging markets.	Janus Capital Management LLC 151 Detroit Street Denver, CO 80206-4805

YOUR ALLOCATION OPTIONS	PROSPECTUS	39

Variable investment options

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Janus Henderson Forty Portfolio (Service Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Portfolio may also invest in foreign securities, which may include investments in emerging markets. The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.	Janus Capital Management LLC 151 Detroit Street Denver, CO 80206-4805
Janus Henderson Global Research Portfolio (Service Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size located anywhere in the world, from larger, well-established companies to smaller, emerging growth companies. The Portfolio typically invests at least 40% of its net assets in securities of issuers or companies that are economically tied to different countries throughout the world, excluding the United States. The Portfolio may have significant exposure to emerging markets. Because the Portfolio’s investments in foreign securities are partially based on the composition of the Portfolio’s benchmark index, the MSCI World IndexSM, the Portfolio’s exposure to foreign markets may fluctuate in connection with variations in the foreign exposure of the Portfolio’s benchmark index. The Portfolio may also invest in foreign equity and debt securities.	Janus Capital Management LLC 151 Detroit Street Denver, CO 80206-4805

40	PROSPECTUS	YOUR ALLOCATION OPTIONS

Variable investment options

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Janus Henderson Research Portfolio (Service Shares)	Seeks long-term growth of capital.	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies. The Portfolio may also invest its assets in derivatives, which are instruments that have a value derived from, or directly linked to, an underlying asset, such as equity securities, fixed-income securities, commodities, currencies, interest rates, or market indices. The types of derivatives in which the Portfolio may invest include options and swaps. The Portfolio may use derivatives to manage the Portfolio’s equity exposure, to offset risks associated with an investment or market conditions, and to gain access to markets where direct investment may be restricted or unavailable. The Portfolio may also hold derivatives, such as warrants, in connection with corporate actions. The Portfolio may lend portfolio securities on a short-term or long-term basis, in an amount equal to up to one-third of its total assets as determined at the time of the loan origination.	Janus Capital Management LLC 151 Detroit Street Denver, CO 80206-4805
Janus Henderson Mid Cap Value Portfolio (Service Shares)	Seeks capital appreciation.	The Portfolio pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Portfolio primarily invests in the common stocks of mid-sized companies whose stock prices the portfolio managers believe to be undervalued. The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-month average of the capitalization range of the Russell Midcap® Value Index. This average is updated monthly. The Portfolio may also invest in foreign securities, which may include investments in emerging markets. The Portfolio may invest, under normal circumstances, up to 20% of its net assets in securities of companies having market capitalizations outside of the	Janus Capital Management LLC 151 Detroit Street Denver, CO 80206-4805	Perkins Investment Management LLC 311 S. Wacker Drive, Suite 6000 Chicago, IL 60606

YOUR ALLOCATION OPTIONS	PROSPECTUS	41

Variable investment options

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
aforementioned market capitalization ranges. In addition, when the portfolio managers believe that market conditions are unfavorable for investing, or when they are otherwise unable to locate attractive investment opportunities, the Portfolio may invest up to 20% of its net assets in cash or similar investments.
ClearBridge Variable Appreciation Portfolio (Class II)	Seeks long-term appreciation of capital.	The fund invests primarily in equity securities of U.S. companies. The fund typically invests in medium and large capitalization companies, but may also invest in small capitalization companies. The fund may invest up to 20% of its net assets in equity securities of foreign issuers.	Legg Mason Partners Fund Advisor, LLC 620 8th Avenue New York, NY 10018

ClearBridge Investments, LLC 620 8th Avenue

New York, NY 10018

(Western Asset Management Company manages the portion of the fund’s cash and short term investments allocated to it

385 East Colorado Boulevard Pasadena, CA 91101)

ClearBridge Variable Mid Cap Portfolio (Class II)	Seeks long-term growth of capital.	Normally, the fund invests at least 80% of its net assets, plus borrowing for investment purposes, if any, in equity securities or other investments with similar economic characteristics of medium capitalization companies. The fund may invest up to 25% of its assets in foreign securities.	Legg Mason Partners Fund Advisor, LLC 620 8th Avenue New York, NY 10018

ClearBridge Investments, LLC

620 8th Avenue

New York, NY 10018

(Western Asset Management Company manages the portion of the fund’s cash and short term investments allocated to it

385 East Colorado Boulevard Pasadena, CA 91101)

ClearBridge Variable Small Cap Growth Portfolio (Class II)	Seeks long-term growth of capital.	Under normal circumstances, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations and related investments. The portfolio managers use a growth-oriented investment style that emphasizes small U.S. companies.	Legg Mason Partners Fund Advisor, LLC 620 8th Avenue New York, NY 10018

ClearBridge Investments, LLC

620 8th Avenue

New York, NY 10018 (Western Asset Management Company manages the portion of the fund’s cash and short term investments allocated to it

385 East Colorado Boulevard

Pasadena, CA 91101)

MFS® Growth Series (Service Class)	Seeks capital appreciation	Normally invests primarily in equity securities. Focuses on investing in the stocks of companies MFS believes to have above average earnings growth potential compared to other companies (growth companies). Primarily invests in companies with large capitalizations, but may invest in companies of any size. The fund may invest in foreign
		securities.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199

42	PROSPECTUS	YOUR ALLOCATION OPTIONS

Variable investment options

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
MFS® Research Series (Service Class)	Seeks capital appreciation.	Normally invests primarily in equity securities. The fund may invest in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies. Primarily invests in companies with large capitalizations, but may invest in companies of any size. In conjunction with a team of investment research analysts, sector leaders select investments for the fund. The fund may invest in foreign securities.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199
MFS® Strategic Income Portfolio (Service Class)	Seeks total return with an emphasis on high current income, but also considering capital appreciation.	Normally invests primarily in a broad range of debt instruments issued by U.S. and foreign corporate, government, and other entities, including below investment grade debt instruments and debt instruments of issuers located in emerging market countries. Focuses on investing in corporate bonds, mortgage-backed and other asset-backed securities, U.S. Government securities, and debt instruments of issuers located in emerging market countries. MFS may invest the fund’s assets in other mutual funds advised by MFS that invest in particular investment types rather than investing directly in such investments. May invest up to 100% of its assets in below investment grade quality debt instruments. MFS normally invests the fund’s assets across different countries and regions, but MFS may invest a significant percentage of the fund’s assets in issuers in a single country or region.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199

YOUR ALLOCATION OPTIONS	PROSPECTUS	43

Variable investment options

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
MFS® Total Return Series (Service Class)	Seeks total return.	The fund invests in a combination of equity securities and debt instruments. MFS generally invests approximately 60% of the fund’s assets in equity securities and approximately 40% of the fund’s assets in debt instruments. These weightings do not reflect the fund’s cash balance and can vary over time due to market movements and cash flows. Of the fund’s investments in equity securities, MFS focuses on investing the fund’s assets in the stocks of companies that it believes are undervalued compared to their perceived worth (value companies). Of the fund’s investments in debt instruments, MFS generally invests substantially all of these investments in investment grade quality debt instruments. The fund may invest in foreign securities. While the fund may invest the equity portion of the fund’s assets in companies of any size, it primarily invests in companies with large capitalizations. MFS normally invests the fund’s assets across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single industry or sector.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199
Oppenheimer Global Fund/VA (Service Class)	The Fund seeks capital appreciation.	The Fund mainly invests in common stock of U.S. and foreign companies. The Fund can invest without limit in foreign securities and can invest in any country, including countries with developing or emerging markets. However, the Fund currently emphasizes its investment in developed markets such as the United States, Western European countries and Japan. The Fund does not limit its investments to companies in a particular capitalization range, but primarily invests in large-cap companies.	OFI Global Asset Management, Inc. 225 Liberty Street, 11th Floor New York, NY 10281-1008	OppenheimerFunds, Inc. 225 Liberty Street, 11th floor New York, NY 10281-1008

44	PROSPECTUS	YOUR ALLOCATION OPTIONS

Variable investment options

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
PIMCO Real Return Portfolio (Advisor Class)	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.	The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in inflation-indexed bonds may be invested in other types of Fixed Income Instruments. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.	PIMCO 650 Newport Center Drive Newport Beach, CA 92660
PIMCO Total Return Portfolio (Advisor Class)	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements. “Fixed Income Instruments” include bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities.	PIMCO 650 Newport Center Drive Newport Beach, CA 92660
Victory Sophus Emerging Markets VIP Series	Long-term capital appreciation.	Normally invests at least 80% of its net assets in securities of emerging market companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. For purposes of this investment strategy, an emerging market country is one that is included in the MSCI emerging market indices or the MSCI frontier market indices, or whose economy or markets are classified by the International Finance Corporation and the World Bank to be emerging or developing, as well as any country classified by the United Nations as developing or any country that has economies, industries, and stock markets with similar characteristics. Also for purposes of this investment strategy, a company is considered an emerging market company if it is organized under the	Victory Capital Management Inc. 4900 Tiedeman Road, 4th Floor Brooklyn, Ohio 44144

YOUR ALLOCATION OPTIONS	PROSPECTUS	45

Variable investment options

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
laws of, or has its principal office in, an emerging market country; derives 50% or more of its revenue from goods produced, services performed, or sales made in emerging market countries; or for which the principal securities market is located in an emerging market country.
Victory High Yield VIP Series	To seek current income. Capital appreciation is a secondary objective.	Normally invests at least 80% of its net assets in debt securities and other investments that, at the time of purchase, are rated below investment grade. For purposes of this investment strategy, an investment is considered to be rated below investment grade if it is rated by Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Group Ba1 or BB+, respectively, or lower or, if unrated, has been determined by the investment team to be of comparable quality. The debt securities and other investments in which the Fund invests may include, for example, corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, “payment-in-kind” securities, convertible bonds, and loans. The Fund may invest in loans and corporate bonds issued in connection with highly leveraged transactions such as mergers, leveraged buy-outs, re-capitalizations, and acquisitions.	Victory Capital Management Inc. 4900 Tiedeman Road, 4th Floor Brooklyn, Ohio 44144	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004
Victory RS International VIP Series	Long-term capital appreciation.	Normally invests at least 80% of its net assets in common stocks and convertible securities issued by (i) companies organized, domiciled, or with a principal office outside of the United States, (ii) companies which primarily trade in a market located outside of the United States, or (iii) companies which do a substantial amount of business outside of the United States. For purposes of this investment strategy, a company is considered to do a substantial amount of business outside of the United States if a company derives at least 50% of its revenue or profits from business outside the United States or has at least 50% of its sales or assets outside the United States. The Fund does not usually focus its investments in a particular industry or country.	Victory Capital Management Inc. 4900 Tiedeman Road, 4th Floor Brooklyn, Ohio 44144

46	PROSPECTUS	YOUR ALLOCATION OPTIONS

Variable investment options

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Victory INCORE Investment Quality Bond VIP Series	To seek a high level of current income and capital appreciation without undue risk to principal.	Normally invests at least 80% of its net assets in investment-grade debt securities. The Fund’s fixed income securities may include without limitation: U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government; long- and short-term corporate debt obligations; mortgage-backed securities, including collateralized mortgage obligations (CMOs) and commercial mortgage-backed securities (CMBS); asset-backed securities, including collateralized debt obligations (CDOs); and U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e., Yankee Bonds).	Victory Capital Management Inc. 4900 Tiedeman Road, 4th Floor Brooklyn, Ohio 44144
Victory RS Large Cap Alpha VIP Series	Long-term capital appreciation.	Normally invests at least 80% of its net assets in companies considered by the Fund’s investment management team to be (at the time of purchase) large-capitalization companies. For purposes of this investment strategy, a company is considered to be large-capitalization if its market capitalization is at least $5 billion.	Victory Capital Management Inc. 4900 Tiedeman Road, 4th Floor Brooklyn, Ohio 44144
Victory INCORE Low Duration Bond VIP Series	A high level of current income consistent with preservation of capital.	Normally invests at least 80% of its net assets in debt securities. The Fund’s fixed income securities may include without limitation: U.S. government securities, including securities issued by agencies or instrumentalities of the U.S. government; long- and short-term corporate debt obligations; mortgage-backed securities, including collateralized mortgage obligations (CMOs) and commercial mortgage-backed securities (CMBS); asset-backed securities, including collateralized debt obligations (CDOs); and U.S. dollar-denominated obligations of foreign governments, corporations and banks (i.e., Yankee Bonds).	Victory Capital Management Inc. 4900 Tiedeman Road, 4th Floor Brooklyn, Ohio 44144

YOUR ALLOCATION OPTIONS	PROSPECTUS	47

Variable investment options

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Victory S&P 500 Index VIP Series	To track the investment performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”), which emphasizes securities issued by large U.S. companies.	Normally invests primarily in stocks of companies included in the S&P 500 by investing at least 95% of its net assets in the stocks of companies included in the S&P 500. Because the Fund is intended to track the performance of the S&P 500, the Fund’s investment management team does not actively determine the stock selection or sector allocation. The S&P 500 is an unmanaged index of 500 common stocks selected by Standard & Poor’s as representative of a broad range of industries within the U.S. economy, including foreign securities. The S&P 500 is composed primarily of stocks issued by large-capitalization companies. The securities selected for the portfolio are those securities that are included in the S&P 500, in approximately the same percentages as those securities are included in the index. For purposes of this investment strategy, the percentage weighting of a particular security in the S&P 500 is determined by that security’s relative total market capitalization — which is the market price per share of the security multiplied by the number of shares outstanding. To track the S&P 500 as closely as possible, the Fund attempts to remain fully invested in stocks.	Victory Capital Management Inc. 4900 Tiedeman Road, 4th Floor Brooklyn, Ohio 44144
Victory RS Small Cap Growth Equity VIP Series	Long-term capital growth.	Normally invests at least 80% of its net assets in equity securities of small-capitalization companies, which may include common stocks, preferred stocks, or other securities convertible into common stock. For purposes of this investment strategy, a company is considered to be a small-capitalization company if its market capitalization (at the time of purchase) is less than $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter, whichever is greater.	Victory Capital Management Inc. 4900 Tiedeman Road, 4th Floor Brooklyn, Ohio 44144

48	PROSPECTUS	YOUR ALLOCATION OPTIONS

Variable investment options

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Wells Fargo VT International Equity Fund (Class II)	Seeks long-term capital appreciation.	Normally invest at least 80% of its net assets in equity securities of foreign issuers and may purchase up to 30% of the fund’s total assets in emerging market equity securities.	Wells Fargo Funds Management, LLC 525 Market Street San Francisco, CA 94105	Wells Capital Management, Inc. 525 Market Street San Francisco, CA 94105

Some of these funds may not be available in your state.

Relationship with the underlying mutual funds

The underlying mutual funds incur expenses each time they sell, administer or redeem their shares. GIAC, on behalf of the Separate Account, will aggregate the policyowner purchases, redemptions and transfer requests and submit a net or aggregated purchase/redemption request to each underlying mutual fund daily. Because the Separate Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions that it would normally incur if it sold its shares directly to the public. GIAC incurs these expenses instead. We also incur the distribution costs of selling the Policies, which benefit the underlying mutual funds by providing policyowners with variable investment options that correspond to the underlying mutual funds.

Payments we receive

Some investment advisers (or their affiliates) may compensate GIAC or the Policies’ principal underwriter, our affiliate, Park Avenue Securities LLC (“PAS”), for administration, distribution or other services provided with respect to the funds and their availability through the Policy with revenue sharing payments, Rule 12b-1 fees and/or record keeping fees. The availability of these types of arrangements may create an incentive for us to seek and offer funds (and classes of shares of such funds) that offer these arrangements. Other funds (or available classes of shares) may have lower, or no, fees, which could lead to better overall investment performance.

As of December 31, 2017, all fund families (or their affiliated entities) pay us some form of compensation every year for administration, distribution, or other services. All fund families, except Janus, pay us compensation ranging from 0.05% to 0.35% of the average daily net assets that are invested in the variable investment options available through the Separate Account. We also receive 12b-1 fees from all of the funds, except those from the American Century, Davis, Gabelli, and Victory fund families. Currently, the amount of 12b-1fees is 0.25% of the average daily net assets that are invested in the variable investment options. These payments may be derived, in whole or in part, from the advisory fee or 12b-1 fee deducted from fund assets.

Since not all fund complexes pay the same amounts of revenue sharing payments, Rule 12b-1 fees and/or record keeping fees, the amount of fees we collect may be greater or smaller based on the funds you select. Revenue sharing payments, Rule 12b-1 fees and record keeping fees did not exceed 0.35%, 0.25%, and 0.05%, respectively, in 2017. We will endeavor to update this information annually; however, interim arrangements may not be reflected.

Policyowners, through their indirect investment in the funds, bear the costs of these arrangements. The amount of these payments may be substantial. We may use these payments for any corporate purpose, including (i) payment of expenses that we and/or our affiliates incur in promoting, marketing and administering the Policies, and, (ii) payment of the expenses that we incur in our role as intermediary in promoting, marketing and administering the Funds. We may profit from these payments.

We may also benefit, indirectly, from assets invested in the Victory High Yield VIP Series because our affiliates receive compensation from the underlying mutual fund for investment advisory services to that fund. Thus, our affiliates receive more revenue with respect to that underlying mutual fund than from underlying mutual funds with unaffiliated advisors.

YOUR ALLOCATION OPTIONS	PROSPECTUS	49

We took into consideration the anticipated payments from the underlying mutual funds when we determined the charges imposed under the Policies (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, we would have imposed higher charges under the Policy.

Fund selection process

The underlying funds offered through this product were selected by GIAC based on various factors, including but not limited to asset class coverage, the strength of the advisor’s or sub-advisor’s reputation and tenure, brand recognition, investment performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the fund or its advisor or other service providers provide any revenue to us and the amount of any such revenue (discussed above). In addition, we may include certain funds, such as the Victory Variable Insurance Funds, because they are managed or advised by one of our affiliates. We may also consider whether and to what extent the fund’s adviser or an affiliate distributes or provides marketing support for the Policies.

You are responsible for choosing your investment options, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We encourage you to thoroughly investigate all of the information regarding the funds that is available to you, including each fund’s prospectus, statement of additional information, and annual and semi-annual shareholder reports. Other sources such as the fund’s Web site or newspapers and financial and other magazines may provide more current information, including information about any regulator actions or investigations relating to the funds. After you select investment options for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the value of your Policy resulting from the investment performance of the funds you have chosen.

We do not recommend or endorse any particular fund, and we do not provide investment advice. There may be underlying mutual funds with lower fees, as well as other variable policies that offer underlying mutual funds with lower fees. You should consider all of the fees and charges of the Policy in relation to its features and benefits when making your decision to invest. Please note that higher Policy and underlying mutual fund fees and charges have a direct effect on your investment performance.

Addition, deletion or substitution of funds

We do not guarantee that each fund will always be available for investment through the Policy. We reserve the right, subject to compliance with applicable law, to add new funds or share classes, close

50	PROSPECTUS	YOUR ALLOCATION OPTIONS

existing funds or share classes, or substitute fund shares that are held by any investment division of the Separate Account for shares of a different mutual fund. New or substitute mutual funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to your interest in a division of the Separate Account without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also decide to purchase for the Separate Account securities from other mutual funds. We reserve the right to transfer Separate Account assets to another separate account that we determine to be associated with the class of policies to which this Policy belongs.

THE FIXED-RATE OPTION

Assets in the fixed-rate option earn a set rate of interest. You may allocate some or all of your Net Premiums to the fixed-rate option, and may transfer some or all of your Unloaned Policy Account Value into the fixed-rate option. There are restrictions on making transfers out of the fixed-rate option. See “Transfers from the Fixed-Rate Option.” Your Policy Account Value in the fixed-rate option is backed by GIAC’s general account.

We have not registered the fixed-rate option or our general account as investment companies, and interests in the fixed-rate option are not registered under the Securities Act of 1933. The SEC staff does not review the prospectus disclosure about the fixed-rate option or the general account, but the information we present may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of information appearing in a prospectus.

Amounts in the fixed-rate option

The total amount that you have invested in the fixed-rate option consists of:

•	the portion of your Net Premiums and any loan repayments that you have allocated to this option; plus

•	any amounts that you have transferred to this option from the variable investment options; plus

•	the interest paid on your Policy Account Value in this option; minus

•	any deductions, withdrawals, loans or transfers from the fixed-rate option, including applicable charges.

Interest on amounts in the fixed-rate option accrues daily on the total that you have invested in the fixed-rate option, including interest you have earned previously. The minimum annual interest rate for the fixed-rate option is 3%. Interest rates may be changed at any time in our discretion, but not more than once per year, and the new rate will apply to all Policy Account Value in or allocated to the fixed-rate option from the date it is declared until the date the rate is changed again. We are not obliged to pay more than 3% in interest, although we may choose to do so.

Fixed-rate option

Assets in the fixed-rate option earn a set rate of interest and are backed by GIAC’s general account.

YOUR ALLOCATION OPTIONS	PROSPECTUS	51

There are significant limits on your right to transfer Policy Account Value from the fixed-rate option. Because of these limitations, if you want to transfer all of your Policy Account Value from the fixed-rate option to one or more variable investment options, it may take several years to do so. You should carefully consider whether the fixed-rate option meets your investment needs. See “Transfers from the fixed-rate option.”

52	PROSPECTUS	YOUR ALLOCATION OPTIONS

SPECIAL FEATURES OF YOUR POLICY

POLICY LOANS

While the insured is alive, you may borrow from the cash value of your Policy by assigning your Policy to us as collateral for your loan. The maximum amount you may borrow, your Policy’s loan value, is calculated as follows:

•	98% of the Policy Account Value on the Business Day we receive your signed written request in Good Order; minus

•	any outstanding Policy Debt on that Business Day; minus

•	any interest due at the next Policy Anniversary on any existing Policy Debt; minus

•	any interest that will be due at the next Policy Anniversary on the amount to be borrowed; minus

•	the amount of the most recent Monthly Deduction multiplied by the number of Monthly Processing Dates between the current Business Day and the next Policy Anniversary.

The minimum amount you may borrow is $500, or your Policy’s loan value, if less. This amount may vary in some states. You should consult your Policy for further details. We will normally pay loan proceeds to you within seven days of receiving your request (see “Policy Proceeds” for exceptions to this general rule).

When taking out a Policy loan, you should consider:

•

amounts transferred out of the variable and fixed-rate options and into our Loan Account are no longer affected by the investment experience, positive or negative, or interest crediting, of those allocation options;

•	as a result, taking a Policy loan will have a permanent effect on your Policy Account Value, even after the loan is repaid in full; and

•	the amount of your Policy that is available for withdrawal or surrender, and your Policy’s death benefit proceeds, will also be reduced dollar-for-dollar by the amount of any Policy Debt.

There may be negative tax consequences associated with taking a Policy loan. See “Federal tax considerations” for a discussion of modified endowment contracts and the effects on Policy loans.

When you request a loan, we will first transfer the amount requested to the Loan Account from the Policy Account Value in the variable investment options that you specify in your request. If the amount of the loan requested exceeds the Policy Account Value in all your variable investment options, we will transfer the remainder into the Loan Account from your Policy Account Value in the fixed-rate option. If you fail to specify the variable investment options from which to deduct your loan, we will process the loan request proportionately in relation to the amounts you have in each variable investment option.

We will not process any request for a loan that exceeds the amount available. Amounts in the Loan Account will earn interest at a minimum

Policy loans

While the insured is alive, you may borrow from the cash value of your Policy by assigning your Policy to us as collateral for your loan.

SPECIAL FEATURES OF YOUR POLICY	PROSPECTUS	53

Interest on

Policy loans

We charge interest at an annual rate of 4% on all outstanding Policy Debt, payable in arrears, until the later of the 10th Policy Anniversary or the insured’s Attained Age 60. After this point the current annual rate falls to 3.1% for all existing and new Policy loans and is guaranteed not to exceed 3.5% annually.

annual rate of 3% accrued daily. The tax consequences of a Policy loan are uncertain if the difference between the interest rate we charge on the loan and the interest rate we credit on the loan is very small or non-existent. See “Treatment of policy proceeds.”

Interest on your Policy loan

We charge compound interest that accrues daily at an annual rate of 4% on all outstanding Policy Debt, payable in arrears, until the later of the 10th anniversary of your Policy or the insured’s Attained Age 60. At this time the current annual rate falls to 3.1% for all existing and new Policy loans. The interest rate charged after the later of the 10th Policy Anniversary or the insured’s Attained Age 60 is guaranteed not to exceed 3.5% annually. Interest accrues daily and is due on each Policy Anniversary.

If you do not pay the interest on your loan when it is due, we will add the amount of interest due to the Policy Debt. We will then attempt to pay the interest due by transferring to the Loan Account an amount equal to the difference between the Policy Debt and the Loan Account. This amount is transferred from the values associated with your Policy to the Loan Account so that the Loan Account is equal to the Policy Debt. We do this as follows:

•	First, we use any interest that has accrued on amounts in the Loan Account. If this is not sufficient to cover the unpaid loan interest, then

•

we transfer to the Loan Account from the variable investment options proportionately, in relation to the amounts you have in these options, and then from the fixed-rate option, if necessary, the amount needed to increase the Loan Account to equal the Policy Debt; finally, if this is still not sufficient to cover the full amount of loan interest due, then

•

we will transfer to the Loan Account the amount that is available and require you to make a loan repayment to cover the difference within 61 days. If you do not make the required payment, the Policy will lapse. We will notify you at least 30 days before the Policy lapses and advise you of this situation. If the insured dies before the 61-day period ends, we will pay the beneficiary the death benefit proceeds, minus the amount of the required payment.

There may be adverse tax consequences if your Policy lapses and you have outstanding Policy Debt.

Repaying your Policy loan

You may repay all or part of any outstanding Policy Debt at any time while the insured is alive and the Policy is in force. If the insured has died and the death benefit proceeds have not been paid, either in cash or under a payment option, you have 60 days after his or her death to repay any Policy Debt. If you do, we will then increase the amount payable to the beneficiary by the amount of your repayment.

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Except for required loan repayments (see “Interest on Your Policy Loan”, above), loan repayments are generally applied first to pay loan interest accrued but not yet capitalized, then to reduce outstanding loan principal in the following manner:

Where (a) is the amount of the loan repayment and (b) is the amount of loan interest that has accrued but not yet been capitalized:

If (a) is greater than or equal to (b), we will reduce the interest that has accrued but not yet been capitalized and interest credited to the Loan Amount since the previous Policy Anniversary to zero. The amount by which the loan repayment exceeds the amount of loan interest that has accrued but not yet been capitalized will be used to reduce the Loan Amount. We do this by transferring an amount equal to the excess out of the Loan Account and into the allocation options provided with your loan repayment.

If (a) is less than (b), we reduce both the interest credited to the Loan Amount since the previous Policy Anniversary and the difference between the interest credited to the Loan Amount and the loan interest that has accrued but not yet been capitalized by the ratio of (a) divided by (b). The amount by which the interest credited to the Loan Amount is reduced is transferred from the Loan Account.

Any amounts transferred from the Loan Account to reduce the Loan Amount or to reduce interest credited to the Loan Amount are allocated according to your instructions. If you do not provide allocation instructions with your loan repayment, we will use your most current allocation instructions for premium payments. Transfers under your Policy that are made in connection with Policy loans are not subject to transfer charges. Also, loan repayments are not subject to premium charges, so it may be to your advantage, if you have outstanding loans or interest, to make loan repayments rather than premium payments.

DECREASING THE TOTAL FACE AMOUNT

You may request a reduction in the Policy’s Total Face Amount at any time. To do this we require that:

•	we receive your signed written request in Good Order at our Customer Service Office;

•	the insured is alive on the date the decrease will take effect;

•	the reduction is at least $5,000 unless it is caused by a partial withdrawal, in which case the $5,000 minimum does not apply; and

•	the new Basic Face Amount is not lower than our current minimum Basic Face Amount of $100,000 ($250,000 for fully underwritten preferred plus non-tobacco (NT) policies).

We will reduce your Total Face Amount on the Policy Anniversary coinciding with or next following the date we receive your request.

Decreasing the

Total Face Amount

You may request a reduction in your Policy’s Total Face Amount to be effective on any Policy Anniversary.

SPECIAL FEATURES OF YOUR POLICY	PROSPECTUS	55

Increasing the

Total Face Amount

You may request an increase in your Policy’s Total Face Amount to be effective on any Policy Anniversary up to and including the Policy Anniversary nearest the insured’s 93rd birthday.

If you have increased your Policy’s Total Face Amount by adding Supplemental Face Amount coverage, we will reduce the Supplemental Face Amount first and then the Basic Face Amount.

Reducing the Total Face Amount of your Policy may have adverse tax consequences, including possibly causing it to be considered a modified endowment contract under the Internal Revenue Code. A decrease in Total Face Amount also may reduce the federal tax law limits on what you can put into the Policy. In these cases, you may need to have a portion of the Policy’s cash value paid to you to comply with federal tax law.

INCREASING THE TOTAL FACE AMOUNT

On any Policy Anniversary up to and including the Policy Anniversary nearest the insured’s 93rd birthday, you may ask us to increase your Policy’s Total Face Amount by requesting increases of up to 10% per year, compounded for years in which increases were not requested or the amount requested was less than 10%. All increases will be issued as Supplemental Face Amount coverage. Increases in Basic Face Amount coverage are not permitted except in conjunction with a change in death benefit option. Increases will not be permitted that result in total Basic Face Amount plus Supplemental Face Amount exceeding (i) $6 million, or the amount approved by the Underwriting Committee, if less, per insured for Guaranteed Issue cases or (ii) an amount based on GIAC’s retention limits for all other cases. To increase your Total Face Amount, we require that:

•	we receive your signed written request in Good Order at our Customer Service Office on or before the Policy Anniversary on which the increase is to take effect;

•	the increase must be for at least $10,000 and must not cause the Net Amount at Risk to be more than 250% of the death benefit on the Issue Date;

•	the request meets our underwriting rules in effect at the time the increase is requested; and

•	the insured is alive on the date the increase will take effect.

We will increase your Total Face Amount on the Policy Anniversary coinciding with or next following the date we approve your request. The issue age for the increase will be the insured’s Attained Age under the Policy on the effective date of the increase. Increases will be in the same proportion for all Policies within a plan. We’ll send you documentation reflecting the changes to your Policy.

Increasing the Total Face Amount may have adverse tax consequences, including possibly causing your Policy to be considered a modified endowment contract under the Internal Revenue Code.

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PARTIAL WITHDRAWALS

At any time while the insured is living you may request to withdraw part of your Policy’s Unloaned Policy Account Value. Your signed written request for withdrawal must be received in Good Order by our Customer Service Office. The minimum you may withdraw is $500. We have the right to limit the number of partial withdrawals you make in a Policy Year to 12.

If we approve your request, it will be effective as of the Business Day we receive it at our Customer Service Office. The proceeds will normally be paid within seven days of the time we receive your request. For exceptions to this general rule see “Policy proceeds” and “Certain restrictions on payments under the policy.”

We will not approve or process a partial withdrawal if:

•	your remaining Unloaned Policy Account Value would be insufficient to cover three times the most recent Monthly Deduction; or

•	the partial withdrawal would cause your Policy’s Basic Face Amount to fall below our minimum Basic Face Amount; or

•	the amount of the partial withdrawal request exceeds the amount available for withdrawal.

We will tell you if these conditions apply.

A partial withdrawal will reduce your Policy Account Value by the amount of the partial withdrawal. In addition, the Total Face Amount will be reduced by the amount of any partial withdrawal that exceeds your reduction-free partial withdrawal amount (see “Reduction-Free partial withdrawals,” below). We will reduce the Total Face Amount by first reducing any Supplemental Face Amount increase coverages in effect in the reverse order in which these increase coverages were issued, beginning with the most recent increase. Then we will reduce any initial Supplemental Face Amount coverage, and finally we will reduce the Basic Face Amount. See “Decreasing the total face amount.”

We deduct the amount of your withdrawal from the Policy Account Value attributable to the variable investment options that you specified in your request. If the partial withdrawal request exceeds the Policy Account Value attributable to all variable investment options, we will deduct the excess amount from the Policy Account Value attributable to the fixed-rate option. If you fail to specify the variable investment options from which to deduct your partial withdrawal, we will deduct the partial withdrawal proportionately in relation to the amounts you have in each variable investment option.

The tax consequences of making partial withdrawals are discussed under “Federal tax considerations.”

Partial

withdrawals

At any time while the insured is living, you may withdraw part of your Policy’s Unloaned Policy Account Value. The minimum partial withdrawal is $500.

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Surrendering

your Policy

You may surrender your Policy for its Net Cash Surrender Value while the insured is alive. Your Policy’s Net Cash Surrender Value will normally be sent to you within seven days of the date we receive your request in Good Order.

Reduction-free partial withdrawals

The reduction-free partial withdrawal amount is the maximum withdrawal that you can take without triggering a decrease in your Total Face Amount. If you wish to make a partial withdrawal that does not reduce your Total Face Amount, you should make a reduction-free partial withdrawal. The amount of your reduction-free partial withdrawal depends on the death benefit option in effect.

We will calculate the reduction-free partial withdrawal amount as of the Business Day we receive your request. This amount will be affected by the death benefit option you have chosen.

Your reduction-free partial withdrawal amount is any positive amount resulting from:

•	your Policy Account Value; minus

•	your Policy’s Total Face Amount divided by the death benefit factor outlined in your Policy.

SURRENDERING YOUR POLICY

You may surrender your Policy for its Net Cash Surrender Value while the insured is alive. We will calculate your Policy’s Net Cash Surrender Value as of the close of the Business Day we receive your signed written request in Good Order, which must include your Policy, at our Customer Service Office. If your Policy is lost we may require an acceptable affidavit confirming this fact. Upon surrender, the Policy will terminate and all insurance under the Policy will end.

Your Policy’s Net Cash Surrender Value will normally be sent to you within seven days of the date we receive your request in Good Order. For exceptions to this general rule, see “Policy proceeds” and “Certain restrictions on payments under the policy.” Prior to Policy Month 84, your Policy’s Net Cash Surrender Value will be calculated as follows:

•	your Policy Account Value; plus

•	a percentage of the total of all premium charges we have deducted from the premiums you have paid; minus

•	any outstanding Policy Debt.

If the Policy is fully surrendered prior to Policy Month 84 and the surrender proceeds are intended to be applied to an insurance policy or certificate issued in conjunction with an intent to qualify the surrender as a tax-free exchange under Section 1035 of the Internal Revenue Code, the Alternate Cash Surrender Value will not apply. If this is the case, your Net Cash Surrender Value will be calculated as if the Policy were surrendered after completion of the 83rd Policy Month, as described below.

This provision may vary depending on the state in which your Policy is issued. You should refer to your Policy for further details.

See “Alternate cash surrender value and net cash surrender value” in the section titled “Values associated with your policy.”

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After completion of the 83rd Policy Month, your Policy’s Net Cash Surrender Value will be calculated as follows:

•	your Policy Account Value; minus

•	any outstanding Policy Debt.

See “Alternate Cash Surrender Value and Net Cash Surrender Value” in the section titled “Values Associated with Your Policy.”

If the surrender request is processed on a Monthly Processing Date, we will not deduct the Monthly Deduction due on that date from the Policy Account Value in determining the Net Cash Surrender Value.

For a discussion of the federal tax consequences of surrendering your Policy, see “Federal Tax Considerations.”

TRANSFERS AMONG THE INVESTMENT OPTIONS

You may ask us to transfer your Policy Account Value in and out of the variable investment options, or into the fixed-rate option, at any time. We will make transfers based on the unit values at the end of the Business Day on which we receive your instructions in Good Order, either in writing or by telephone. You can request a transfer by writing to our Customer Service Office or by calling the Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342). Before you can request transfers over the telephone, you must first establish a Personal Identification Number (PIN). If you did not request a PIN at the time of application, you may do so by contacting your agent or calling the Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342). See “Telephone and Electronic Services” for more details about processing transactions by telephone or electronically.

If we receive your written or telephone transfer request on a Business Day before the close of business, you will receive that day’s unit values. Telephone transfer requests will be considered received before the close of business if the telephone call is completed not later than the close of business. We will ask callers to provide identification and a personal security code for the Policy, and will accept the instructions of anyone who can provide this information. We may also record telephone transfer requests without notifying the caller. If we reasonably believe that telephone instructions are genuine, we are not liable for any losses, damages or costs resulting from a transaction. As a result, by establishing a PIN you bear the risk of, and agree to indemnify us and hold us harmless against, any liability from acts or omissions, including any loss, expense, mistake, misinstruction, mistransmission or cost, arising out of any unauthorized or fraudulent telephone transactions. The rules for telephone transfers are subject to change, and we reserve the right to suspend or withdraw this service without notice. During periods of financial market or economic volatility, it may be difficult to contact us in order to make a transfer by telephone. If this happens, you should send your request to us in writing.

Transfers

You may ask us to transfer your Policy Account Value in and out of the variable investment options, or into the fixed-rate option, at any time. Each transfer must be for a minimum of $500, or the total amount you have invested in the option you are transferring funds out of, whichever is lower.

SPECIAL FEATURES OF YOUR POLICY	PROSPECTUS	59

There is currently no limit on the number of investment options in which you may be invested at any one time. Each transfer must be for a minimum of $100, or the total amount you have invested in the option you are transferring funds out of, whichever is lower. If you have made 12 transfers within a Policy Year, we reserve the right to charge you $25 for each additional transfer you make in that year. We do not currently charge for additional transfers. We also reserve the right to limit you to one transfer every 30 days. Transfers among several investment options on the same day will be treated as a single transfer. There are also restrictions on making transfers out of the fixed-rate option, which are outlined below.

FREQUENT TRANSFERS AMONG THE VARIABLE INVESTMENT OPTIONS

Frequent or unusually large transfers may dilute the value of the underlying fund shares if the trading takes advantage of any lag between a change in the value of an underlying fund’s portfolio securities and the reflection of that change in the underlying fund’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt to buy shares of an underlying fund at a price that does not reflect the current market value of the portfolio securities of the underlying fund, and then to realize a profit when the shares are sold the next Business Day or thereafter. In addition, frequent transfers may increase brokerage and administrative costs of the underlying funds, and may disrupt an underlying fund’s portfolio management strategy, requiring it to maintain a relatively higher cash position and possibly resulting in lost opportunity costs and forced liquidations of securities held by the fund. GIAC endeavors to protect long-term policyowners by maintaining policies and procedures to discourage frequent transfers among investment options under the policies, and has no arrangements in place to permit any policyowner to engage in frequent transfer activity.

If you wish to engage in such strategies, do not purchase this Policy. If we determine that you are engaging in frequent transfer activity among investment options, we may, without prior notice, limit your right to make transfers or allocation changes. We monitor for frequent transfer activity among the variable investment options based upon established parameters that are applied consistently to all policyowners. Such parameters may include, without limitation, the length of the holding period between transfers, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. We do not apply our policies and procedures to discourage frequent transfers to dollar cost averaging programs or any asset rebalancing programs.

If transfer activity violates our established parameters, we will apply restrictions that we reasonably believe will prevent any harm to other policyowners and persons with material rights under a policy. This may include applying the restrictions to any policies that we believe are related (e.g., two policies with the same owner or owned by different partnerships or corporations that are under common control). The restriction that we currently apply is to limit the number of transfers to not more than once every 30 days. We may change this restriction at

60	PROSPECTUS	SPECIAL FEATURES OF YOUR POLICY

any time and without prior notice. We will not grant waivers or make exceptions to, or enter into special arrangements with, any policyowners who violate these parameters. If we impose any restrictions on your transfer activity, we will notify you in writing.

Restrictions that we may impose, subject to certain Policy provisions that are required and approved by state insurance departments, include, without limitation:

•	limiting the frequency of transfers to not more than once every 30 days;

•	imposing a fee of $25 per transfer, if you make more than 12 transfers within a policy year;

•	requiring you to make your transfer requests in writing through the U.S. Postal Service, or otherwise restricting electronic or telephone transaction privileges;

•	refusing to act on instructions of an agent acting under a power of attorney on your behalf;

•	refusing or otherwise restricting any transaction request that we believe alone, or with a group of transaction requests, may have a harmful effect;

•	imposing a holding period between transfers; or

•	implementing and imposing on you any redemption fee imposed by an underlying fund.

We currently do not impose redemption fees on transfers or expressly limit the number or frequency of transfers. Redemption fees, transfer limits, and other procedures may be more or less successful than ours in deterring or preventing harmful transfer activity.

Please note that the limits and restrictions described here are subject to GIAC’s ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policyowners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers, there is no assurance that we will be able to detect and/or to deter frequent transfers.

We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity, or to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on policyowners engaging in frequent transfers. In addition, our orders to purchase shares of the funds are generally subject to acceptance by the fund, and in some cases a fund may reject or reverse our purchase order. Therefore, we reserve the right to reject any policyowner’s transfer request if our order to purchase shares of the fund is not accepted by, or is reversed by, an applicable fund.

The underlying funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their

SPECIAL FEATURES OF YOUR POLICY	PROSPECTUS	61

Information

sharing

You should be aware that, upon request by a fund or its agent, we are required to provide them with information about you and your trading activities in and out of the fund(s). In addition, a fund may require us to restrict or prohibit your purchases and exchanges of fund shares if the fund identifies you as having violated the frequent trading policies applicable to that fund.

respective shares. The prospectuses for the underlying funds should describe any such policies and procedures. The frequent trading policies and procedures of an underlying fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying funds and the policies and procedures we have adopted to discourage frequent transfers. For instance, an underlying fund may impose a redemption fee. Policyowners should be aware that we may not have the contractual obligation or the operational capacity to monitor policyowners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers. For example, underlying funds may implement policies and procedures for monitoring frequent trading activity that are unique to a particular fund. Because of the number of underlying funds that we offer under our variable insurance policies, it may not be possible for us to implement these disparate policies and procedures. Accordingly, you should assume that the sole protection you may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted at the policy level to discourage frequent transfers. You should note that other insurance companies and retirement plans also invest in the underlying funds and that those companies or plans may or may not have their own policies and procedures on frequent transfers.

You should be aware that, as required by SEC regulation, we have entered into written agreements with each underlying fund or principal underwriter that obligates us to provide the fund, upon written request, with information about you and your trading activities in the fund. In addition, we are obligated to execute instructions from the funds that may require us to restrict or prohibit your investment in a fund if the fund identifies you as violating the frequent trading policies established for the fund.

You should also know that the purchase and redemption orders received by the underlying funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the underlying funds’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying funds will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that invest in the underlying funds. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent transfer activity, it may affect the value of your investment in the fund. In addition, if an underlying fund believes that an omnibus order we submit may reflect one or more transfer requests from policyowners engaged in frequent transfer activity, the underlying fund may reject the entire omnibus order and thereby interfere with GIAC’s ability to satisfy your request even if you have not made frequent transfers. For transfers into more than one investment option, we may reject or reverse the entire transfer request if any part of

62	PROSPECTUS	SPECIAL FEATURES OF YOUR POLICY

it is not accepted by or is reversed by an underlying fund. In the future, some funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of Business Days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds.

TRANSFERS FROM THE FIXED-RATE OPTION

You may only transfer your Policy Account Value out of the fixed-rate option once each Policy Year. We must receive your request within 30 days of your Policy Anniversary. If we receive your request in Good Order on or within 30 days before your Policy Anniversary, we will make the transfer on your Policy Anniversary. If we receive your request in the 30-day period after your Policy Anniversary, we will make the transfer on the Business Day we receive your request in Good Order. We will not honor requests to transfer investments out of the fixed-rate option that we receive at any other time of the year.

The maximum that you may transfer out of the fixed-rate option each Policy Year is either 33 1/3% of your Policy Account Value allocated to the fixed-rate option on the Policy Anniversary on or immediately preceding the date of transfer, or $2,500, whichever is higher. If you have less than $2,500 in the fixed-rate option, you may transfer the entire amount. Because of these limitations, if you want to transfer all of your Policy Account Value from the fixed-rate option to one or more variable investment options, it may take several years to do so.

DOLLAR COST AVERAGING TRANSFER OPTION

Under this option, you transfer the same dollar amount from a money market fund that we make available to a particular variable investment option or options each month, over a period of time. Using dollar cost averaging may reduce the impact of price fluctuations on unit values of the variable investment options over the period that automatic transfers are made. However, this strategy cannot guarantee an increase in the overall value of your investments or offer protection against losses in a declining market.

More detailed information concerning our dollar cost averaging program is available in the Statement of Additional Information and upon request from our Customer Service Office. We do not charge for this feature. We reserve the right to modify, suspend or discontinue the dollar cost averaging program. You may not elect dollar cost averaging and automatic portfolio rebalancing at the same time.

AUTOMATIC PORTFOLIO REBALANCING TRANSFER OPTION

Automatic portfolio rebalancing is a tool to help ensure that your assets are properly allocated according to your chosen investment strategy and risk tolerance as market conditions change over time. It may also help you earn more attractive long-term returns by shifting money from an asset class that has performed well to one that has lagged, providing relatively low prices in the underperforming asset class. Automatic

Dollar cost

averaging and automatic portfolio rebalancing

Dollar cost averaging may reduce the impact of price fluctuations on unit values of the variable investment options over the period that automatic transfers are made. Automatic portfolio rebalancing is a systematic approach for maintaining a consistent risk profile over the long term. Neither dollar cost averaging nor automatic portfolio rebalancing guarantees an increase in the overall value of your investments or offers protection against losses in a declining market. You may not elect dollar cost averaging and automatic portfolio rebalancing at the same time.

SPECIAL FEATURES OF YOUR POLICY	PROSPECTUS	63

portfolio rebalancing does not guarantee gains, nor does it assure that you will not have losses.

If you choose automatic portfolio rebalancing, your Policy Account Value in the variable investment options will be automatically rebalanced each quarter to maintain a desired asset allocation mix.

Please note that automatic portfolio rebalancing is not a market timing strategy in which you are trying to outguess the financial markets, but rather a systematic approach for maintaining a consistent risk profile over the long term.

More detailed information on our automatic portfolio rebalancing option and an authorization form are available upon request from our Customer Service Office. You will also find additional information in the Statement of Additional Information available upon request from our Customer Service Office.

We do not charge for this feature. We reserve the right to modify, suspend, or discontinue the automatic portfolio rebalancing transfer option. You may not elect dollar cost averaging and automatic portfolio rebalancing at the same time.

POLICY PROCEEDS

The amount that your beneficiaries will receive upon the death of the insured is determined as explained under “Death benefit,” and is payable when we receive proof that the insured has died while the Policy was in effect. It is calculated by deducting the sum of (b) from the sum (a) where:

(a) is the death proceeds based on the death benefit option in effect as of the date of the insured’s death; and

(b) is the sum of:

•	any outstanding Policy Debt as of the date of the insured’s death; plus

•	any outstanding Monthly Deductions as of the date of the insured’s death.

We may adjust the death proceeds paid to the beneficiaries if:

•	the age or sex listed on the Policy application is incorrect; or

•	the insured commits suicide within two years of the Policy Issue Date or date of an increase in the Total Face Amount.

See “Limits to GIAC’s right to challenge a policy” for information on how your death benefit could be adjusted as a result of suicide or misstatement of age or sex.

The amount of all other transactions will be calculated as of the end of the Business Day on which we receive the necessary instructions, information or documentation in Good Order at our Customer Service

64	PROSPECTUS	SPECIAL FEATURES OF YOUR POLICY

Office. If the proceeds are being taken from your Policy Account Value in the variable investment options, we will normally pay proceeds within seven days of receiving the necessary information. If the proceeds are being taken from your Policy Account Value in the fixed-rate option, we will normally pay proceeds promptly once we have received the necessary information in Good Order at our Customer Service Office. However, in certain circumstances, we may delay payment. See “Deferral of payment of policy proceeds and other transactions” below.

This provision may vary depending on the state in which your Policy is issued. You should refer to your Policy for further details.

Deferral of payment of Policy proceeds and other transactions

Delay of Separate Account payments and transactions. If payment of proceeds or transactions affect your Policy Account Value in the variable investment options (such as allocation of Net Premiums, transfers, loans, death benefits, withdrawals or other payments), then we may postpone processing requests for such payments or transactions when:

•	the NYSE is closed, except for weekends or holidays, or when trading has been restricted;

•	the SEC determines that a state of emergency exists, making Policy transactions impracticable;

•

one or more of the mutual funds corresponding to the variable investment options legally suspends payment or redemption of their shares, or the SEC by order permits postponement of payment to protect policyowners; or

•	GIAC is required to delay payments because of federal laws designed to counter terrorism and prevent money laundering (see “Certain restrictions on payments under the policy”).

We may defer payment of death proceeds for up to two months only, unless otherwise permitted by state law.

Delay of general account proceeds and other transactions. If the payment of proceeds or transactions affect your Policy Account Value in the fixed-rate option, then state law may permit us to postpone processing requests for allocations of Net Premiums, transfers, loans, death benefits, withdrawals or other payments for up to six months from the date of your request. Our ability to delay either paying these proceeds or effecting other transactions may vary by state law. You should refer to your Policy for details.

These laws were enacted many years ago to help insurance companies in the event of a liquidity crisis. Please note that requests for transfers from the fixed-rate option may only be made during certain periods. See “Transfers from the Fixed-rate option.”

If we delay payment of proceeds as set forth above, we will pay interest as required by state law.

SPECIAL FEATURES OF YOUR POLICY	PROSPECTUS	65

Delay of proceeds for check clearance. We reserve the right to defer payment of that portion of your Policy Account Value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

Delay of proceeds to challenge coverage. We may challenge the validity of your Policy based on any material misstatements made to us in the application for the Policy. See “Limits to GIAC’s right to challenge a policy.”

EXCHANGING A POLICY

Exchange for fixed-benefit whole life insurance option

At any time prior to the second Policy Anniversary, you have the right to exchange your Executive Benefits VUL Policy for a level premium fixed-benefit whole life policy that we make available for this purpose and that is then being issued by us or our affiliate, Guardian Life, without having to prove that the insured meets our insurance requirements.

Under the new policy, your policy value will be held in the issuer’s general account. The face amount of the new policy will be equal to the Total Face Amount of this Policy on the date you make the exchange. No partial exchanges are permitted. The insured’s age when the Executive Benefits VUL Policy took effect will be carried over to the new policy.

Before you can make any exchange, you must repay any outstanding Policy Debt on your Executive Benefits VUL policy, and all due Monthly Deductions must be paid. See your Policy for details.

The exchange may result in a cost or credit to you. For information on how this cost or credit is calculated, see the Statement of Additional Information or contact our Customer Service Office.

The new policy will have the same Policy Date as this Policy. It will be issued and effective the later of the Business Day that we receive your written exchange request in Good Order at our Customer Service Office along with your Policy, or on the date that any exchange cost is received by the issuer of your new policy.

The new policy’s underwriting class will be based on the underwriting classes made available by the issuing company and will be comparable to the underwriting class of this Policy. However, it will be subject to any Total Face Amount limitations then in effect. Premiums for the new policy will be based on the published rates of the issuing company on the exchange date. The premiums will depend on the new policy’s plan, face amount and underwriting class, and the insured’s age and sex. The contestable and suicide periods for the new policy will be measured from the Issue Date of this Policy and the new policy will be subject to any existing assignment of this Policy.

An exchange may have tax consequences. See “Tax treatment of exchanges.”

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PAYMENT OPTIONS

You have several payment options for the death or surrender proceeds from your Policy. These proceeds can either be paid in a single lump sum, or under one or more of the payment options available under the Policy, including payments of a fixed amount, or for a fixed period, or payments guaranteed for life. You may select a payment option while the insured is living. If the insured has died and you have not chosen a payment option, the beneficiaries will be asked to choose the payment options, up to one year after the insured’s death. If you are surrendering your Policy, you have 60 days after the proceeds of your Policy become payable within which to choose a payment option. You, or the beneficiaries, may choose to distribute the proceeds under more than one payment option at a time, but you must distribute at least $5,000 through each option selected. Monthly payments under each option must be at least $50.

Under a payment option, the proceeds of your Policy must be paid to a “natural person.” Payments will not be made to his or her estate if he or she dies before the proceeds have been fully paid. You may name a second person to receive any remaining payments if this happens. The proceeds that we hold in order to make payments under the payment options do not share in the income, gains or losses of the variable investment options, nor do they earn interest in the same way or amount as funds in the fixed-rate option. Even if the death benefit under the Policy is excludable from income, payments under payment options may not be excludable in full. This is because earnings on the death benefit after the insured’s death are taxable and payments under the payment options generally include such earnings. You should consult a tax advisor as to the tax treatment of payments under the available payment options.

For more information about the payment options available under the Policy, see the Statement of Additional Information, available free of charge from our Customer Service Office, or contact our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342).

Payment options

You have several payment options for the death or surrender proceeds from your Policy. These proceeds can either be paid in a single lump sum, or under one or more available payment options.

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FEDERAL TAX CONSIDERATIONS

Tax status

To qualify as a life insurance contract and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a life insurance policy must satisfy certain requirements that are set forth in the Internal Revenue Code.

THIS DISCUSSION of federal tax considerations for your Executive Benefits VUL Policy is general in nature, does not purport to be complete or to cover all tax situations, and should not be considered as tax advice. It is based on our understanding of federal income tax laws as they are currently being interpreted. We cannot guarantee that these laws will not change while this prospectus is in use, or while your Policy is in force. If you are interested in purchasing a Policy, taking a Policy loan or effecting policy transactions, you should consult a legal or tax advisor regarding your particular circumstances.

TAX STATUS OF THE POLICY

In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under federal tax law, a life insurance policy must satisfy certain requirements that are set forth in Section 7702 of the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited. Accordingly, there is some uncertainty about the application of Section 7702 to a Policy, particularly with respect to policies issued on an insured who does not meet our insurance requirements for standard coverage. Nevertheless, we believe there is a reasonable basis for concluding that your Policy should satisfy the applicable requirements. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to modify the Policy as necessary in order to do so.

In certain circumstances, owners of variable life insurance policies have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their policies due to their ability to exercise investment control over those assets. Where this is the case, the policyowners have been currently taxed on income and gains attributable to separate account assets. Certain features of the Executive Benefits VUL Policy, such as your flexibility to allocate premiums and the Policy Account Value, have not been explicitly addressed in published rulings. While we believe that the Policy does not give policyowners investment control over the Separate Account’s assets, we reserve the right to modify the Policy as necessary to prevent the policyowner from being treated as the owner of the Separate Account assets supporting the Policy.

In addition, the Internal Revenue Code requires that the investments of the investment divisions of our Separate Account be “adequately diversified” in order for the Policy to be treated as a life insurance contract for federal income tax purposes. It is intended that the investment divisions of the Separate Account, through the mutual funds, will satisfy these diversification requirements.

The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

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TREATMENT OF POLICY PROCEEDS

We believe that the death benefits under your Policy should generally be excludable from the gross income of the beneficiary. Generally, under the existing federal tax laws, increases in the value of your Policy will not be taxed federally unless you make a withdrawal before the insured dies. The money that you receive when the insured dies is generally not subject to federal income tax, but may be subject to federal estate taxes or generation-skipping transfer taxes. The tax consequences of continuing a Policy beyond the insured’s 100th year are unclear. You should consult a tax advisor if you intend to keep the Policy in force beyond the insured’s 100th year.

Partial withdrawals, surrenders and Policy loans all result in money being taken out of your Policy before the insured dies. How this money is taxed depends on whether your Policy is classified as a modified endowment contract.

Under the Internal Revenue Code, certain life insurance contracts are classified as “modified endowment contracts,” with less favorable income tax treatment than other life insurance contracts. Due to the flexibility of the policy as to premiums and benefits, the individual circumstances of each Policy will determine whether it is classified as a modified endowment contract. In general, a Policy will be classified as a modified endowment contract if the amount of premiums paid into the Policy causes the Policy to fail the “7-pay test.” A Policy will fail the 7-pay test if at any time in the first seven policy years or the first seven years following an increase, the amount paid into the Policy exceeds the sum of the level premiums that would have been paid at that point under a Policy that provided for paid-up future benefits after the payment of seven level annual payments.

If there is a reduction in the benefits under the Policy during the first seven policy years, or the first seven years after each increase in Total Face Amount, for example as a result of a partial withdrawal or any decrease in Total Face Amount, the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced Total Face Amount. If there is a “material change” in the Policy’s benefits or other terms, even after the first seven policy years, the Policy may have to be retested as if it were a newly issued Policy. A material change can occur, for example, when there is an increase in the death benefit that is due to the payment of an unnecessary premium. To prevent your Policy from becoming a modified endowment contract, it may be necessary to limit premium payments or to limit reductions in benefits. A current or prospective policyowner should consult with a competent advisor to determine whether a transaction will cause the Policy to be classified as a modified endowment contract.

If your policy is not considered a modified endowment contract:

•	money that you withdraw from your Policy will generally be taxed only if the total that you withdraw exceeds your investment in the Policy — which is generally equal to the total amount that you have

Treatment of

Policy proceeds

We believe that there is a reasonable basis for concluding that your Policy should satisfy the applicable requirements of Section 7702 of the Internal Revenue Code. Assuming that is the case, the death benefits under your Policy should generally be excludable from the gross income of the beneficiary, and generally, under the existing federal tax laws, increases in the value of your Policy will not be taxed federally unless you make a withdrawal before the insured dies.

FEDERAL TAX CONSIDERATIONS	PROSPECTUS	69

paid in premiums reduced by any amounts you have previously received from the Policy that were tax-free. However, certain distributions that must be made in order to enable the Policy to continue to qualify as a life insurance contract for federal income tax purposes if Policy benefits are reduced during the first 15 policy years may be treated in whole or in part as ordinary income subject to tax even if all of your investment in the Policy has not been recovered. When you withdraw money from your Policy, your investment in the Policy is reduced by any amount withdrawn that is not taxed;

•

if you surrender your Policy, you will generally be taxed only on the amount by which the value of your Policy, including any Policy Debt, is greater than your investment in the Policy. The tax consequences of surrendering your Policy may vary if you receive the proceeds under one of the payment plans. Losses are generally not tax deductible; and

•

Policy loans are generally not taxable because they must be paid back. The interest you pay on these loans is generally not tax deductible. However, if your Policy lapses while you have an outstanding Policy loan, you may have to pay tax on the amount that you still owe.

The tax consequences of a Policy loan are unclear if the difference between the rate we charge on the loan and the interest rate earned on the loan is very small or there is no difference at all. You should consult a tax advisor regarding these consequences including whether such a loan may be treated as a withdrawal.

If your Policy is considered a modified endowment contract:

•

all distributions other than death benefits, including partial withdrawals and surrenders, as well as amounts received from us or from other parties through Policy assignments and Policy loans, will be treated first as distributions of gain, taxable as ordinary income to the extent of any gain; and as a tax-free recovery of your investment in the Policy only after all the gain in the contract has been distributed;

•

all modified endowment contracts issued to you by GIAC or its affiliates during the same calendar year will be treated as one modified endowment contract to determine the taxable portion of any distribution; and

•

a 10% penalty tax will also generally apply to any taxable distribution. There are certain exceptions, but they apply only to taxpayers who are individuals. The Policy will generally be owned by a business entity, not an individual.

If a Policy becomes a modified endowment contract, distributions that occur during the Policy Year in which it becomes a modified endowment contract will be taxed as distributions from a modified endowment contract. In addition, distributions from a Policy within two years before it becomes a modified endowment contract may be taxed in this manner. This means that a distribution made from a Policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

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Investment in the Policy. Your investment in the Policy is generally your aggregate premiums. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax free.

Policy Loans. In general, interest on a Policy loan will not be deductible. If a Policy loan is outstanding when a Policy is cancelled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking out a Policy loan, you should consult a tax adviser.

TAX TREATMENT OF EXCHANGES

Generally, there are no tax consequences when you exchange one life insurance policy for another policy, as long as the same person is being insured (a change of the insured is a taxable event). Paying additional premiums under the new policy may cause it to be treated as a modified endowment contract. The new policy may also lose any “grandfathering” privilege, where you would be exempt from certain legislative or regulatory changes made after your original Policy was issued, if you exchange your Policy. You should consult with a tax advisor if you are considering exchanging any life insurance policy.

POLICY CHANGES

We will make changes to Policies where necessary to attempt to ensure that they continue to qualify as life insurance under the Internal Revenue Code, and policyowners are not considered the direct owners of the mutual funds held in the Separate Account. Any changes will be made uniformly to all Policies affected. We will provide advance notice in writing of these changes when required by state insurance regulators. Federal, state and local governments may, from time to time, introduce new legislation concerning the taxation of life insurance policies. They can also change or adopt new interpretations of existing laws and regulations without notice. If you have questions about the tax consequences of your Executive Benefits VUL Policy, please consult a legal or tax advisor.

ESTATE, GIFT, GENERATION-SKIPPING TRANSFER AND OTHER TAXES

The transfer of a Policy or designation of a beneficiary may have federal, state and/or local transfer and inheritance tax consequences, including the imposition of gift, estate and generation-skipping transfer taxes.

The Policy will generally be owned by a business entity, not an individual. In that case, the owner should not be affected by federal estate and generation-skipping transfer tax (GST) considerations. If the Policy is owned by an individual, however, the owner should consult a tax advisor about the federal estate and GST consequences of owning the Policy.

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For 2018, the federal estate tax, gift tax and GST tax exemptions and maximum tax rates are $11.20 million per individual and 40%, respectively.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

OTHER TAX CONSEQUENCES

Special considerations for non-individual owners and business beneficiaries of Policies. Executive Benefits VUL Policies can be used in various arrangements, including non-qualified deferred compensation or salary continuance plans, split-dollar insurance plans, and executive bonus plans, retiree medical benefits plans, or other similar plans. The tax consequences of these plans will vary depending on individual arrangements and circumstances. If you are contemplating using the Policy in any arrangement the value of which depends in part on its tax consequences, you should first consult a tax advisor regarding your specific circumstances.

Deductibility of interest and premiums. If a Policy is owned or held by a corporation, trust or other non-natural person, this could jeopardize some (or all) of such entity’s interest deduction under Internal Revenue Code Section 264, even where such entity’s indebtedness is in no way connected to the Policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of a Policy, this Policy could be treated as held by the business for purposes of the Section 264(f) entity-holder rules and the business would not be able to deduct, as a business expense or otherwise, the premium paid for the Policy. Therefore, it would be advisable to consult with a qualified tax advisor before any non-natural person is made an owner or holder of a Policy, or before a business (other than a sole proprietorship) is made a beneficiary of a Policy.

In addition, rules have been passed by Congress relating to life insurance owned by businesses and the IRS has issued guidance relating to split-dollar arrangements. Due to the complexity of these rules, and because they are affected by your facts and circumstances, any business should consult with a qualified tax advisor before buying a Policy, and before making any changes or transactions under the Policy.

Life Settlements. Starting in 2018, life insurance policies transferred during the lifetime of the insured to third parties may require notice to the insurance carrier. In those instances, the policies’ death benefit is also reportable to the IRS. It is currently unclear whether corporate owned life insurance policies may be subject to these rules in instances where a policy is transferred to a new owner in the sale of a business.

Split-Dollar Arrangements. The IRS and the Treasury Department have issued guidance that substantially affects split-dollar arrangements.

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You should consult a qualified tax adviser before entering into or paying additional premiums with respect to such arrangements.

Additionally, the Sarbanes-Oxley Act of 2002 prohibits, with limited exceptions, publicly traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

Employer-owned life insurance contracts. An employer-owned life insurance contract is a life insurance contract owned by an employer that insures an employee of the employer and where the employer is a direct or indirect beneficiary under such contract. Pursuant to Section 101(j) of the Internal Revenue Code, unless certain eligibility, notice and consent requirements are satisfied, the amount excludible as a death benefit payment under an employer-owned life insurance contract will generally be limited to the premiums paid for such contract (although certain exceptions may apply in specific circumstances). It is the employer’s responsibility to verify the eligibility of the intended insured under employer-owned life insurance contracts and to provide the notices and obtain the consents required by Section 101(j). These requirements generally apply to employer-owned life insurance contracts issued or materially modified after August 17, 2006. Contracts issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these new provisions, provided that the policy received in exchange does not have a material increase in death benefit or other material change with respect to the old policy.

Corporate policyowners should consult their own tax advisers.

In addition, Internal Revenue Code Section 6039I requires any policyowner of employer-owned contracts to file an annual return providing certain information about such contracts.

It is the policyowner’s responsibility to satisfy the requirements of Sections 101(j) and 6039I.

If you fail to observe the notice and consent requirements of Section 101(j) of the Internal Revenue Code, the death benefit will be taxable to you when received.

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Possible tax law

changes

There is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. You should consult a tax advisor with respect to legislative developments and their effect on the Policy.

If you fail to file a properly completed return under Section 6039I, you could be required to pay a penalty.

Employers considering the purchase of, or owning one or more, life insurance contracts should consult their own advisers as to their obligations under Sections 101(j) and 6039I.

Tax Shelter Regulations. Prospective owners that are corporations should consult a tax adviser about the treatment of the Policy under Treasury Regulations applicable to corporate tax shelters.

Medicare Tax on Investment Income. Beginning in 2013, the newly enacted 3.8% Medicare tax on investment income applies to individuals whose income exceeds certain threshold amounts. You should consult a tax advisor about the impact of this new tax on distributions from your policy.

POSSIBLE TAX LAW CHANGES

Tax law is subject to change and may be subject to interpretation. There is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. You should consult a tax advisor with respect to legislative developments and their effect on the Policy.

GIAC’S TAXES

GIAC does not pay tax on investment income or capital gains from the assets held in the Separate Account that support account values. The operations of the Separate Account are reported on our federal income tax return, which is then consolidated with that of our parent company, Guardian Life. We may pay taxes at the state and local level, as well as premium taxes, but at present these are not substantial. If they increase, we reserve the right to recover these costs by charging the Separate Account or the Policy.

FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under federal tax law.

INCOME TAX WITHHOLDING

We are generally required to withhold money for income taxes when you make a transaction on which you will have to pay tax. You can request in writing that we not withhold any amount for income tax purposes. If we do not, or if we fail to withhold enough to cover the taxes that are due, you could be penalized. You would also be responsible for any unpaid taxes when you file your regular income tax return. We may similarly withhold generation-skipping transfer taxes unless you tell us in writing that these taxes are not required.

Life insurance purchases by residents of Puerto Rico

The Internal Revenue Service announced that income received by

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residents of Puerto Rico under life insurance contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Life insurance purchases by nonresident aliens and foreign corporations

The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers who are U.S. citizens or residents. Purchasers who are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Certain non-participating and non-compliant foreign entities may be subject to 30% withholding under the Foreign Account Tax Compliance Act (FATCA) unless the policy is considered grandfathered. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to a life insurance policy purchase.

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RIGHTS AND RESPONSIBILITIES

VOTING RIGHTS

As explained in “The Variable Investment Options,” we are the owner of the fund shares held in the Separate Account. As a result, we have the right to vote at any meeting of the funds’ shareholders. Where we are required to by law, we will vote fund shares based on the instructions we receive from Executive Benefits VUL policyowners. If we do not receive instructions from some policyowners, we will vote fund shares attributable to their Policies, and any shares we own in our own right, in the same proportion as the shares attributable to the policyowners from whom we do receive instructions. Because of this proportional voting, a small number of policyowners could control the outcome of a vote. This proportion could include policyowners and contract owners from other separate accounts.

If changes in the law or its interpretation allow us to make voting decisions in our own right, or to restrict the voting of policyowners, we reserve the right to do so. We will ask you for your voting instructions if, on the record date set by the fund’s directors, part of your Policy Account Value is invested in the variable investment option of the Separate Account that corresponds to the mutual fund holding a shareholders’ meeting.

The number of votes that you have will be based on the number of shares that you hold. We will calculate the number of shares, or fraction of a share, that you hold on the record date by dividing the dollar value of your investment in the division of the Separate Account corresponding to the mutual fund by the net asset value of the variable investment option’s shares on that date.

If, after careful examination, we reasonably disapprove of a proposed change to a mutual fund’s investment adviser, its advisory contract, or its investment objectives or policies, we may disregard policyowners’ voting instructions, if the law allows us to do so. If the change affects the investment adviser or investment policy, we will only exercise this right if we determine in good faith that the proposed change is contrary to state law or is inappropriate in view of the fund’s investment objective and purpose. If we exercise this right, we will provide a detailed explanation of our actions in the next semi-annual report to policyowners.

Certain activities related to the operation of the Separate Account may require the approval of policyowners. See “Rights Reserved by GIAC.” If a vote is required, you will be given one vote for every $100 of your Policy that is held in the variable investment options. For any investments that we hold on our own behalf, we will vote in the same proportion as our policyowners. You do not have the right to vote on the operations of the fixed-rate option.

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LIMITS TO GIAC’S RIGHT TO CHALLENGE A POLICY

Incontestability

Generally, we cannot challenge your Policy or any Total Face Amount increase once it is in force for two years. If we successfully challenge an increase in Total Face Amount, the death benefit will be the amount that would have been payable had such increase not taken effect. If this Policy is reinstated, the Policy will have a new two-year contestable period from the date of reinstatement.

The period of time during which we can challenge the Policy or any increase in Total Face Amount may vary depending on the state in which your Policy is issued. You should refer to your Policy for further details.

Misstatement of age or sex

If we find that the information in the application regarding the age or sex of the insured is wrong, we will adjust the death benefit to that which would have been purchased by the most recent deduction for cost of insurance under the Policy using the correct age or sex.

Suicide exclusion

If the insured commits suicide within two years of the Policy’s Issue Date, regardless of whether he or she is considered sane at the time, the amount that we must pay in death benefits will be limited to the greater of (a) or (b) as of the date of death where:

(a)	is the sum of all Policy premiums paid, minus any Policy Debt, and minus any partial withdrawals; and

(b)	is the Policy Account Value minus any Policy Debt.

If the insured commits suicide, while sane or insane, within two years from the effective date of any increase in the Total Face Amount, our liability, with respect to such increase, will be limited to the cost of insurance for such increase.

The period during which our liability is limited when the insured’s death results from suicide may vary depending on the state in which your Policy is issued. You should refer to your Policy for further details.

RIGHTS RESERVED BY GIAC

We reserve the right to make changes or take actions that we feel are in the best interests of the policyowners and their beneficiaries, or are appropriate to carry out the purposes of the Policy. We will follow applicable laws and regulations in exercising our rights, and will seek the approval of policyowners or regulators when necessary. Some of the changes or actions we may take include:

•	operating the Separate Account in any form permitted by law;

•	taking any action that will allow the Separate Account either to comply with or be exempt from sections of the 1940 Act;

•	de-registering the Separate Account under the 1940 Act;

Incontestability

Generally, we cannot challenge your Policy once it is in force for two years.

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•	transferring the assets from one division of the Separate Account into other divisions, or to one or more separate accounts, or to our general account;

•	adding, combining or removing investment divisions in the Separate Account;

•

substituting, for the Policy Account Value held in any investment division, the shares of another class issued by a mutual fund in which such values are invested or the shares of a different mutual fund, or any other investment allowed by law;

•

modifying, adding to, suspending or eliminating your ability to direct how your Net Premiums are invested, or to transfer Unloaned Policy Account Value among the variable investment options or the fixed-rate option;

•	changing the way we make deductions or collect charges, consistent with the limits outlined in the Policy;

•	changing the Policy as required to ensure that it continues to qualify as life insurance under the Internal Revenue Code, or to preserve favorable tax treatment for your benefits under the Policy; or

•	making any changes necessary to the Policy so that it conforms with any action we are permitted to take.

Substitutions may be made with respect to existing Policy Account Value or the investment of future premium payments, or both. We may close subaccounts to allocations of premium payments or Policy Account Value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts.

We will inform you if we make a change that affects the basic nature of the investments in any of the variable investment options. If this occurs, you will have 60 days from the postmark on our notice to transfer your investments out of this option and into one of the other investment options, without charge. See “Transfers among the investment options.”

YOUR RIGHT TO CANCEL YOUR POLICY

You may cancel your Policy by returning it with a written cancellation notice to either our Customer Service Office or the agent from whom you bought the Policy. You must do this by the later of:

•	10 days of receiving your Policy; or

•	45 days of signing your completed Policy application.

Longer periods may apply in some states. You should refer to your Policy for further details.

If a cancellation notice is sent by mail, it will be effective on the date of the postmark. Once we receive your notice, we will refund all of the

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premiums you have made towards your Policy, and it will be considered void from the beginning. We may delay refunding any payments you made by check until your check has cleared.

ABANDONED PROPERTY REQUIREMENTS (ESCHEATMENT)

Every state has unclaimed property laws which generally declare insurance policies to be abandoned after a period of inactivity of three to five years from the policy’s maturity date or date the death benefit is due and payable. For example, if the payment of the death benefit has been triggered, but, after a thorough search, we are unable to locate the beneficiary, or the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or policyowner last resided, as shown on our books and records, or to our state of domicile. The state is obligated to pay the death benefit proceeds (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you keep your contact information and your beneficiary designations, including addresses, current. Please call our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) to make such changes.

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OTHER INFORMATION

DISTRIBUTION OF THE POLICIES

We have entered into a distribution agreement with Park Avenue Securities LLC (PAS) for the distribution and sale of the Policies. PAS is a wholly owned subsidiary of GIAC. PAS acts as principal underwriter of the Executive Benefits VUL Policies as well as other variable life insurance policies and variable annuities that we offer. The Executive Benefits VUL Policies are distributed by GIAC agents who are licensed by state insurance authorities to sell variable life insurance and are Registered Representatives of PAS or other broker-dealer firms with which GIAC has entered into agreements to sell the policies.

The actual amount of compensation received by your Registered Representative will vary depending on specific payment arrangements of the broker-dealer, but the maximum payable for the sale of the Policies is as follows:

Policy Year one — premiums up to one Target Premium:

Generally, GIAC pays a maximum of 22% of Policy premiums up to one Target Premium in the first Policy Year.

Policy Years two through six — premiums up to one Target

Premium: Generally, GIAC pays a maximum of 3.0% of Policy premiums up to one Target Premium in Policy Years two through six.

Policy Year one — premiums in excess of one Target Premium:

Generally, GIAC pays a maximum of 1.00% of Policy premiums in excess of one Target Premium in Policy Year one.

Policy Years two through six — premiums in excess of one Target

Premium: Generally, GIAC pays a maximum of 1.50% of Policy premiums in excess of one Target Premium in Policy Years two through six.

Policy Years seven and thereafter: Generally, GIAC pays a maximum of 0.15% of Unloaned Policy Account Value per annum monthly in Policy Years seven and thereafter.

We reserve the right to pay any compensation permissible under applicable state law and regulations while a Policy is in force including, for example, additional sales or service compensation, or additional amounts paid in connection with special promotional incentives. In addition, we may compensate certain individuals for the sale of Policies in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. Individuals may also qualify for non-cash compensation such as expense-paid trips and educational seminars.

The fees and charges imposed under the Policy defray the costs of commissions and other sales expenses. You are not charged directly for commissions or other compensation paid for the sale of the Policies, but

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commissions and other compensation are considered by GIAC in setting the levels of the charges that you do pay under the Policy.

If you return your Policy under the right to cancel provisions, the GIAC agent may have to return some or all of any commission we have paid.

REINSURANCE ARRANGEMENTS

From time to time we may utilize reinsurance as part of our risk management program. Under any reinsurance agreement, we remain liable for the contractual obligations of the Policies’ guaranteed benefits and the reinsurer(s) agree to reimburse us for certain amounts and obligations in connection with the risks covered in the reinsurance agreements. The reinsurer’s contractual liability runs solely to GIAC, and no policyowner shall have any right of action against any reinsurer.

TELEPHONE AND ELECTRONIC SERVICES

We will process certain transactions by telephone if you have authorized us to do so. We currently take requests for fund transfers and changes in allocation of future premiums over the phone. See “How your premiums are allocated” and “Transfers among the investment options” for more details on requesting these transactions by telephone.

In addition to these telephone services, in the future we anticipate offering you the ability to use your personal computer to receive documents electronically, review your Policy information and perform other specified transactions. We will notify you as these electronic services become available. At that time, if you want to participate in any or all of our electronic programs, we will ask that you visit our Web site for information and registration. You may also be able to register by other forms of communication. If you choose to participate in the electronic document delivery program, you will receive financial reports, prospectuses, confirmations and other information via the Internet. You may always request paper copies of any of these documents at any time by calling our Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342).

Generally, you are automatically eligible to use these services when they are available and, if so, you must notify us if you do not want to participate in any or all of these programs. Should you decline to participate, you will be able to reinstate these services at any time. You bear the risk of possible loss if someone gives us unauthorized or fraudulent registration or instructions for your account so long as we believe that the registration or instructions are genuine and we have followed reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine. If we do not follow reasonable procedures to confirm that the registration or instructions are genuine, we may be liable for any losses. Please take precautions to protect yourself from fraud. Keep your Policy information and PIN number private and immediately review your statements and confirmations. Contact us immediately about any transactions you believe to be unauthorized.

OTHER INFORMATION	PROSPECTUS	81

We may change, suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right to refuse any transaction request that we believe would be disruptive to Policy administration or not in the best interests of the policyowners or the Separate Account. Telephone and Internet services may be interrupted or response times slow if we are experiencing physical or technical difficulties, or economic or market emergency conditions. While we are experiencing such difficulties, we ask you to send your request by regular or express mail and we will process it using the net asset value first calculated after we receive the request. We will not be responsible or liable for any inaccuracy, error or delay in or omission of any information you transmit or deliver to us; any loss or damage you may incur because of such inaccuracy, error, delay, omission or nonperformance; or any interruption resulting from emergency circumstances.

CERTAIN RESTRICTIONS ON PAYMENTS UNDER THE POLICY

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a policyowner’s Policy. If these laws apply in a particular situation, we would not be allowed to process any request for a surrender, partial withdrawal, or transfer, or pay death benefits. If a Policy were frozen, the Policy Account Value would be moved to a special segregated account and held there until we received instructions from the appropriate federal regulator. These laws may also require us to provide information about you and your Policy to government agencies and departments.

LEGAL CONSIDERATIONS FOR EMPLOYERS

The Executive Benefits VUL Policy estimates different risks for men and women in establishing a Policy’s premiums, benefits and deductions, except in states where gender-neutral standards must be used. In 1983, the United States Supreme Court held that optional annuity benefits offered under an employer’s deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Anyone interested in buying an Executive Benefits VUL Policy in connection with an insurance or benefits program should consult with their legal advisor to determine if the Policy is appropriate for this purpose.

CYBER SECURITY

Our variable product business is highly dependent upon our computer systems and those of our business partners, so our business is potentially susceptible to risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, operational disruption, and unauthorized release of confidential customer information. A cyber-attack may adversely affect us and your Policy Account Value by, for example, interfering with our processing of policy transactions or our ability to calculate unit values, or causing the release and possible destruction of confidential customer or business information. Cyber security risks may

82	PROSPECTUS	OTHER INFORMATION

also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Policy to lose value. While we will continue to take steps to keep our systems safe, there can be no assurance that we or the underlying funds or our service providers will avoid losses due to cyber-attacks or information security breaches.

ILLUSTRATIONS

Illustrations can help demonstrate how the Policy operates, given the Policy’s charges, investment options and any optional features selected, how you plan to accumulate or access Policy Account Value over time, and assumed rates of return. Illustrations may also be able to assist you in comparing the Policy’s death benefit, Alternate Cash Surrender Value and Policy Account Value with those of other variable life insurance policies based upon the same or similar assumptions. You may ask your agent or us (by calling 1-888-GUARDIAN (1-888-482-7342)) to provide an illustration, without charge, based upon your specific situation.

Personalized illustrations will use either

(1)	the arithmetic average of the investment advisory fees and operating expenses incurred by all the underlying mutual funds; or

(2)	the weighted average of the investment advisory fees and operating expenses incurred by all the underlying mutual funds; or

(3)	the fund-specific weighted average of the investment advisory fees and operating expenses incurred by the underlying mutual funds selected by the policyowner and the arithmetic average of the investment advisory fees and operating expenses incurred by all the underlying mutual funds.

Whichever illustration you receive, the average used will be based on the actual fees and expenses incurred by the underlying mutual funds during 2017 (or expected to be incurred in 2018, if such amount is expected to be higher) after applicable reimbursements and waivers.

Please note that a decline in a mutual fund’s average net assets during the current fiscal year as a result of market volatility or other factors could cause the expense ratio for a fund’s current fiscal year to be higher than the expense information utilized in the illustration.

LEGAL PROCEEDINGS

We, like other insurance companies, are involved in lawsuits and insurance department audits, inquiries and market conduct examinations. Although the outcome of any of these matters cannot be predicted with certainty, we believe that at the present time there are no pending or threatened actions that are reasonably likely to have a material adverse impact on the Separate Account, on the ability of PAS to perform under its principal underwriting agreement, or on GIAC’s ability to meet its obligations under the Policy.

FINANCIAL STATEMENTS

The financial statements of GIAC and the Separate Account are contained in the Statement of Additional Information.

OTHER INFORMATION	PROSPECTUS	83

APPENDIX A

SPECIAL TERMS USED IN THIS PROSPECTUS

Some of the special terms used in this prospectus are defined below.

Alternate Cash Surrender Value (your Policy refers to this as Alternate Net Cash Surrender Value)

The Policy Account Value plus a percentage of the total of all premium charges we have deducted from the premiums you have paid, up to and including the date the Alternate Cash Surrender Value is calculated. Beginning with Policy Month 84, the Alternate Cash Surrender Value equals the Policy Account Value.

Attained Age

The insured’s age on his or her birthday closest to the Policy Date plus the number of Policy Years completed since the Policy Date.

Basic Face Amount

The amount of coverage provided by the Policy, excluding any Supplemental Face Amount. The minimum Basic Face Amount is currently $100,000 ($250,000 for fully underwritten preferred plus non-tobacco (NT) policies).

Business Day

Each day that GIAC processes transactions, currently including each day on which the NYSE or its successor is open for trading. GIAC’s close of business is 4:00 p.m. New York time or, if earlier, the close of the NYSE. If any transaction or event occurs or is scheduled to occur on a day that is not a Business Day, or if a transaction request is received after GIAC’s close of business, such transaction or event will be deemed to occur as of the next following Business Day unless otherwise specified.

Customer Service Office

For regular mail:

The Guardian Insurance & Annuity Company, Inc.,

Customer Service Office,

P.O. Box 26125,

Lehigh Valley, PA 18002-6125,

For registered, certified or express mail: The Guardian Insurance & Annuity Company, Inc.,

6255 Sterner’s Way,

Bethlehem, PA 18017-9464

Customer Service Office Contact Center

For telephonic communications: Customer Service Office Contact Center

8:30 a.m. to 5:00 p.m. New York (eastern) time

1-888-GUARDIAN (1-888-482-7342)

Good Order

Notice from the party authorized to initiate a transaction under this Policy in a form satisfactory to GIAC, including all information required by GIAC to process the requested transaction.

84	PROSPECTUS	APPENDICES

APPENDIX A

Initial Total Face Amount

The sum of the Basic Face Amount plus any Supplemental Face Amount coverage in force on the Policy’s Issue Date.

Internal Revenue Code

The Internal Revenue Code of 1986, as amended, and its related rules and regulations.

Issue Date

The date your Policy is issued at GIAC’s Customer Service Office.

Loan Account

An account to which values from the variable investment options and the fixed-rate option are transferred when a policy loan is taken and to which we credit interest earned on the Loan Amount. The Loan Account is equal to the loan plus interest we credit to the Loan Account.

Loan Amount

The sum of any amounts borrowed plus any capitalized loan interest less any loan repayment.

Minimum to Issue Premium

The amount of premium that is due on the date your Policy is issued and must be paid in order for your Policy to take effect. It is shown in your Policy. It varies based on issue age, sex and underwriting class of the insured and Total Face Amount of the Policy.

Monthly Deduction

The total of the charges due and payable on each Monthly Processing Date including cost of insurance and mortality and expense risk charges.

Monthly Processing Date

The day of each Policy Month on which the Monthly Deduction is deducted from the Policy Account Value and certain Policy benefits and values are calculated. The Monthly Processing Date is the same date of each calendar month as the Policy Date, or the last day of a calendar month if that is earlier. If such calendar day is not a Business Day, the Monthly Processing Date will be the next following Business Day.

Net Amount at Risk

The difference between the amount of the Policy’s death benefit that you would be paid and the Policy Account Value, after subtracting all applicable Monthly Deductions other than cost of insurance.

Net Cash Surrender Value

The Alternate Cash Surrender Value of your Policy less any Policy Debt, but not less than zero.

Net Premium

The amount of premium that remains after we deduct premium charges from the premiums you pay.

APPENDICES	PROSPECTUS	85

APPENDIX A

1940 Act

The Investment Company Act of 1940, as amended.

NYSE

The New York Stock Exchange.

Policy Account Value

The sum of the values of the variable investment options, the fixed-rate option and the Loan Account.

Policy Anniversary

The same date each year as the Policy Date.

Policy Date

This date is used to measure Policy Months, Policy Years, Policy Anniversaries, and Monthly Processing Dates. It also determines the age of the insured at issue. Your Policy Date is shown in the Policy Data section of your Policy.

Policy Debt

The unpaid Policy Loan Amount plus the accrued and unpaid interest on those loans.

Policy Year

The year commencing with the Policy Date or with an anniversary of that date.

SEC

The United States Securities and Exchange Commission.

Supplemental Face Amount

Additional insurance coverage that provides a level death benefit to the Policy Anniversary nearest the insured’s 100th birthday.

Target Premium

A measure of premium used to determine your Policy’s premium charges and agent commissions. Only the Policy’s Basic Face Amount has a Target Premium. The Target Premium associated with the Basic Face Amount is based on the insured’s age at issue, underwriting class and sex (unless sex-neutral rates are required by law).

Total Face Amount

The sum of the Basic Face Amount plus any Supplemental Face Amount, including any increases or decreases in the Total Face Amount, since the Issue Date. On the Policy Anniversary on which the insured is Attained Age 100, all Supplemental Face Amount coverage will end and thereafter the Total Face Amount will equal the Basic Face Amount in effect on the date of determination.

Unloaned Policy Account Value

The Policy Account Value less the Loan Account.

86	PROSPECTUS	APPENDICES

APPENDIX B

TABLE OF ALTERNATE CASH SURRENDER VALUE PERCENTAGES

Table of percentages used in the calculation of the Alternate Cash Surrender Value.

Policy Month	Percentage	Policy Month	Percentage
1	120%	43	89.17%
2	120%	44	88.33%
3	120%	45	87.50%
4	120%	46	86.67%
5	120%	47	85.83%
6	120%	48	85.00%
7	120%	49	82.92%
8	120%	50	80.83%
9	120%	51	78.75%
10	120%	52	76.67%
11	120%	53	74.58%
12	120%	54	72.50%
13	118.75%	55	70.42%
14	117.50%	56	68.33%
15	116.25%	57	66.25%
16	115.00%	58	64.17%
17	113.75%	59	62.08%
18	112.50%	60	60.00%
19	111.25%	61	57.92%
20	110.00%	62	55.83%
21	108.75%	63	53.75%
22	107.50%	64	51.67%
23	106.25%	65	49.58%
24	105.00%	66	47.50%
25	104.17%	67	45.42%
26	103.33%	68	43.33%
27	102.50%	69	41.25%
28	101.67%	70	39.17%
29	100.83%	71	37.08%
30	100.00%	72	35.00%
31	99.17%	73	32.08%
32	98.34%	74	29.17%
33	97.50%	75	26.25%
34	96.67%	76	23.33%
35	95.83%	77	20.42%
36	95.00%	78	17.50%
37	94.17%	79	14.58%
38	93.33%	80	11.67%
39	92.50%	81	8.75%
40	91.67%	82	5.83%
41	90.83%	83	2.92%
42	90.00%	84 & Over	0%

APPENDICES	PROSPECTUS	87

APPENDIX C

HYPOTHETICAL ILLUSTRATIONS

ILLUSTRATIONS OF DEATH BENEFITS, POLICY ACCOUNT VALUES, NET CASH SURRENDER VALUES AND ACCUMULATED POLICY PREMIUMS

The following tables illustrate how the Policies operate. Specifically, they show how the death benefit, Net Cash Surrender Value and Policy Account Value can vary over an extended period of time assuming hypothetical gross rates of return (i.e., investment income and capital gains and losses, realized or unrealized) for the Separate Account that are equal to constant after-tax annual rates of 0%, 6% and 10%. The tables are based on Policies with face amounts of $1,000,000 for a male insured, issue age 48, guaranteed underwriting class, utilizing the Cash Value Accumulation Test. Values are first given based on current charges and then based on the Policy’s higher guaranteed charges. Each illustration is given for a policy with a level death benefit (sometimes known as Option 1). These illustrations may assist in the comparison of death benefits, Net Cash Surrender Values and Policy Account Values for Executive Benefits VUL Policies with those for other variable life insurance policies that may be issued by GIAC or other companies. Prospective policyowners are advised, however, that it may not be advantageous to replace existing life insurance coverage by purchasing an Executive Benefits VUL Policy, particularly if the decision to replace existing coverage is based primarily on a comparison of policy illustrations.

Actual returns will fluctuate over time and likely will be both positive and negative. The actual death benefits, Net Cash Surrender Values and Policy Account Values under the Policy could be significantly different from those shown even if actual returns averaged 0%, 6% and 10%, but fluctuated over and under those averages throughout the years shown. Depending on the timing and degree of fluctuation, the actual values could be substantially less than those shown, and may, under certain circumstances, result in the lapse of the Policy unless the policyowner pays more than the stated premium.

Death benefits, Net Cash Surrender Values and Policy Account Values will also be different from the amounts shown if (1) the actual gross rates of return average 0%, 6% or 10%, but vary above and below the average over the period; and (2) premiums are paid at other than annual intervals. Benefits and values will also be affected by the policyowner’s allocation of the Unloaned Policy Account Value among the variable investment options and the fixed-rate option. If the actual gross rate of return for all options averages 0%, 6% or 10%, but varies above or below that average for individual options, allocation and transfer decisions can have a significant impact on a policy’s performance. Policy loans and other Policy transactions, such as partial withdrawals, will also affect results, as will the insured’s sex and underwriting class.

Death benefits, Net Cash Surrender Values and Policy Account Values shown in the tables reflect the fact that: (1) deductions have been made from premiums for premium charges; and (2) the Monthly Deduction is deducted from the Policy Account Value on each Monthly Processing Date. See “Deductions and Charges.” The amounts shown in the illustrations also reflect an arithmetic average of the investment advisory fees and operating expenses incurred by the mutual funds, at an annual rate of 0.98% of the average daily net assets of such funds. The arithmetic average is based upon actual expenses of the funds incurred during 2017, before taking into account any applicable expense reimbursements or fee waivers, and on the hypothetical assumption that policy Account Value is allocated equally among the variable investment options. For an explanation of the expenses, see the accompanying fund prospectuses. Please note that a decline in a mutual fund’s average net assets during the current fiscal year due to market volatility or other factors could cause the expense ratio for a fund’s current fiscal year to be higher than the expense information utilized herein.

Taking account of the average investment advisory fee and operating expenses of the mutual funds, the gross annual rates of return of 0%, 6% and 10% correspond to net investment experience at -0.98%, 5.02%, and 9.02%, respectively.

The hypothetical rates of return shown in the tables do not reflect any tax charges attributable to the Separate Account since no charges are currently made. If any such charges are imposed in the future, the gross annual rate of return would have to exceed the rates shown by an amount sufficient to cover the tax charges, in order to produce the death benefits, Net Cash Surrender Values and Policy Account Values illustrated. See “GIAC’s taxes.”

88	PROSPECTUS	APPENDICES

The Guardian Insurance & Annuity Company, Inc.

APPENDIX C

GIAC will furnish upon request an illustration reflecting the proposed insured’s age, sex, underwriting class, face amount requested and applicable life insurance test, but a premium-based illustration must reflect GIAC’s current minimum Face Amount requirement for Executive Benefits VUL — which is $100,000 ($250,000 for fully underwritten preferred plus NT Policies). These personalized illustrations will use either (i) a fund-specific weighted average of the investment advisory fees and operating expenses incurred by the mutual funds during 2017 selected by the policyowner (ii) an arithmetic average of the investment advisory fees and expenses incurred by all funds, based on actual fees and expenses of the funds incurred during 2017, or (iii) a weighted average of the investment advisory fees and expenses incurred by all the mutual funds during 2017, all after applicable reimbursements, waivers and restatements.

These illustrations will refer to “net outlay” as the cash flow into or out of the Policy. It is equal to the sum of all premiums and accrued loan interest paid in cash and reduced by the proceeds of any Policy loan or partial withdrawal received in cash. For purposes of these illustrations, “net outlay” will be equal to Target Premium. With this Policy, we reasonably expect that policyowners will pay the Target Premium annually. Therefore, the illustrations are based on this expectation and as a result show premiums being paid only through Policy Year seven. If the policyowner pays the Target Premium for seven years, any additional payment after that would cause the Policy to become a modified endowment contract.

From time to time, advertisements or sales literature for Executive Benefits VUL may quote historical performance data of one or more of the underlying funds, and may include cash surrender values and death benefit figures computed using the same methodology as that used in the following illustrations, but with historical average annual total returns of the underlying funds for which performance data is shown in the advertisement or sales literature replacing the hypothetical rates of return shown in the following tables. This information may be shown in the form of graphs, charts, tables and examples. Any such information is intended to show the Policy’s investment experience based on the historical experience of the underlying funds and is not intended to represent what may happen in the future.

GIAC began to offer Executive Benefits VUL on October 15, 2008. As such, the Policies may not have been available when the funds commenced their operations. However, illustrations may be based on the actual investment experience of the funds since their respective inception dates. The results for any period prior to the Policies’ being offered would be calculated as if the Policies had been offered during that period of time, with all charges assumed to be those applicable to the Policies. Thus the illustrations will reflect deductions for each fund’s expenses, and the charges deducted from premiums, Monthly Deductions and any transaction deductions associated with the Policy in question.

APPENDICES	PROSPECTUS	89

The Guardian Insurance & Annuity Company, Inc.

APPENDIX C

Male Issue Age 48, Guaranteed Issue Standard Risk Underwriting Class

$1,000,000 Basic Face Amount

Death Benefit Option 1

Target Premium = $53,060

Payment Scenario is Target Premium for Seven Years

These values reflect CURRENT cost of insurance and other charges

Using the Cash Value Accumulation Test as defined under Section 7702 of the Internal Revenue Code.

End of Policy Year	Assuming Current Charges and 0% Gross (-0.98% Net) Return				Assuming Current Charges and 6% Gross (5.02% Net) Return				Assuming Current Charges and 10% Gross (9.02% Net) Return
	Net Outlay	Policy Account Value	Net Cash Surrender Value	Net Death Benefit	Net Outlay	Policy Account Value	Net Cash Surrender Value	Net Death Benefit	Net Outlay	Policy Account Value	Net Cash Surrender Value	Net Death Benefit
1	53,060	45,928	51,658	1,000,000	53,060	48,766	54,497	1,000,000	53,060	50,659	56,390	1,000,000
2	53,060	91,292	101,320	1,000,000	53,060	99,873	109,901	1,000,000	53,060	105,785	115,813	1,000,000
3	53,060	136,107	149,717	1,000,000	53,060	153,457	167,067	1,000,000	53,060	165,807	179,417	1,000,000
4	53,060	180,381	196,617	1,000,000	53,060	209,657	225,894	1,000,000	53,060	231,191	247,428	1,000,000
5	53,060	224,119	238,445	1,000,000	53,060	268,621	282,948	1,000,000	53,060	302,453	316,780	1,000,000
6	53,060	267,334	277,362	1,000,000	53,060	330,516	340,545	1,000,000	53,060	380,170	390,198	1,000,000
7	53,060	310,036	310,036	1,000,000	53,060	395,521	395,521	1,000,000	53,060	464,529	464,529	1,168,538
8	0	304,237	304,237	1,000,000	0	412,919	412,919	1,006,949	0	503,518	503,518	1,227,882
9	0	298,188	298,188	1,000,000	0	431,007	431,007	1,019,434	0	545,635	545,635	1,290,557
10	0	291,856	291,856	1,000,000	0	449,791	449,791	1,032,364	0	591,114	591,114	1,356,731
15	0	254,244	254,244	1,000,000	0	554,141	554,141	1,100,774	0	877,914	877,914	1,743,934
20	0	200,921	200,921	1,000,000	0	676,747	676,747	1,179,823	0	1,292,495	1,292,495	2,253,304
25	0	118,803	118,803	1,000,000	0	818,793	818,793	1,267,031	0	1,885,159	1,885,159	2,917,164
30	0	0	0	1,000,000	0	982,443	982,443	1,367,524	0	2,726,790	2,726,790	3,795,590
35	—	—	—	—	0	1,169,894	1,169,894	1,489,439	0	3,914,371	3,914,371	4,983,539
40	—	—	—	—	0	1,385,713	1,385,713	1,645,525	0	5,589,324	5,589,324	6,637,285
45	—	—	—	—	0	1,635,081	1,635,081	1,845,860	0	7,950,532	7,950,532	8,975,438
50	—	—	—	—	0	1,940,986	1,940,986	2,083,206	0	11,377,585	11,377,585	12,211,246
55	—	—	—	—	0	2,438,013	2,438,013	2,438,013	0	17,227,992	17,227,992	17,227,992
60	—	—	—	—	0	3,114,556	3,114,556	3,114,556	0	26,531,728	26,531,728	26,531,728
65	—	—	—	—	0	3,978,837	3,978,837	3,978,837	0	40,859,818	40,859,818	40,859,818
70	—	—	—	—	0	5,082,954	5,082,954	5,082,954	0	62,925,592	62,925,592	62,925,592
73	—	—	—	—	0	5,887,517	5,887,517	5,887,517	0	81,535,331	81,535,331	81,535,331

90	PROSPECTUS	APPENDICES

The Guardian Insurance & Annuity Company, Inc.

APPENDIX C

Male Issue Age 48, Guaranteed Issue Standard Risk Underwriting Class

$1,000,000 Basic Face Amount

Death Benefit Option 1

Target Premium = $53,060

Payment Scenario is Target Premium for Seven Years

These values reflect GUARANTEED cost of insurance and other charges

Using the Cash Value Accumulation Test as defined under Section 7702 of the Internal Revenue Code.

End of Policy Year	Assuming Guaranteed Charges and 0% Gross (-0.98% Net) Return				Assuming Guaranteed Charges and 6% Gross (5.02% Net) Return				Assuming Guaranteed Charges and 10% Gross (9.02% Net) Return
	Net Outlay	Policy Account Value	Net Cash Surrender Value	Net Death Benefit	Net Outlay	Policy Account Value	Net Cash Surrender Value	Net Death Benefit	Net Outlay	Policy Account Value	Net Cash Surrender Value	Net Death Benefit
1	53,060	44,648	50,378	1,000,000	53,060	47,447	53,177	1,000,000	53,060	49,313	55,044	1,000,000
2	53,060	88,833	98,862	1,000,000	53,060	97,264	107,293	1,000,000	53,060	103,074	113,103	1,000,000
3	53,060	132,532	146,142	1,000,000	53,060	149,556	163,166	1,000,000	53,060	161,678	175,288	1,000,000
4	53,060	175,720	191,956	1,000,000	53,060	204,433	220,669	1,000,000	53,060	225,561	241,798	1,000,000
5	53,060	218,339	232,665	1,000,000	53,060	261,984	276,310	1,000,000	53,060	295,181	309,507	1,000,000
6	53,060	260,391	270,419	1,000,000	53,060	322,370	332,399	1,000,000	53,060	371,108	381,136	1,000,000
7	53,060	301,840	301,840	1,000,000	53,060	385,735	385,735	1,000,000	53,060	453,413	453,413	1,140,577
8	0	294,562	294,562	1,000,000	0	401,238	401,238	1,000,000	0	489,927	489,927	1,194,740
9	0	286,805	286,805	1,000,000	0	417,184	417,184	1,000,000	0	529,104	529,104	1,251,459
10	0	278,523	278,523	1,000,000	0	433,593	433,593	1,000,000	0	571,124	571,124	1,310,849
15	0	228,212	228,212	1,000,000	0	523,788	523,788	1,040,481	0	832,219	832,219	1,653,163
20	0	149,777	149,777	1,000,000	0	623,625	623,625	1,087,212	0	1,194,472	1,194,472	2,082,412
25	0	24,419	24,419	1,000,000	0	734,152	734,152	1,136,054	0	1,695,155	1,695,155	2,623,145
30	—	—	—	—	0	851,550	851,550	1,185,326	0	2,370,304	2,370,304	3,299,375
35	—	—	—	—	0	969,186	969,186	1,233,909	0	3,252,161	3,252,161	4,140,454
40	—	—	—	—	0	1,080,347	1,080,347	1,282,905	0	4,370,178	4,370,178	5,189,557
45	—	—	—	—	0	1,180,899	1,180,899	1,333,128	0	5,758,629	5,758,629	6,500,975
50	—	—	—	—	0	1,296,155	1,296,155	1,391,127	0	7,619,635	7,619,635	8,177,943
55	—	—	—	—	0	1,596,931	1,596,931	1,596,931	0	11,317,076	11,317,076	11,317,076
60	—	—	—	—	0	2,040,075	2,040,075	2,040,075	0	17,428,705	17,428,705	17,428,705
65	—	—	—	—	0	2,606,190	2,606,190	2,606,190	0	26,840,833	26,840,833	26,840,833
70	—	—	—	—	0	3,329,400	3,329,400	3,329,400	0	41,335,849	41,335,849	41,335,849
73	—	—	—	—	0	3,856,399	3,856,399	3,856,399	0	53,560,595	53,560,595	53,560,595

APPENDICES	PROSPECTUS	91

TABLE OF CONTENTS FOR

STATEMENT OF ADDITIONAL INFORMATION

ABOUT GIAC

ADDITIONAL INFORMATION ABOUT THE POLICY

ADDITIONAL INFORMATION ABOUT CHARGES

PERFORMANCE INFORMATION

ADDITIONAL INFORMATION

FINANCIAL STATEMENTS OF THE GUARDIAN SEPARATE ACCOUNT N

CONSOLIDATED FINANCIAL STATEMENTS OF THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

92	PROSPECTUS	STATEMENT OF ADDITIONAL INFORMATION–CONTENTS

BACK COVER PAGE

WHERE TO GET MORE INFORMATION

Our Statement of Additional Information (SAI) has more details about the Policy described in this prospectus and is incorporated into this prospectus by reference. If you would like a free copy, please call us toll-free at the Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342), or write to us at the following address:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

P.O. Box 26125

Lehigh Valley, PA 18002-6125

Information about us (including the SAI), is also available on the SEC’s Internet site at www.sec.gov, or can be reviewed and copies made at or ordered from (for a fee) the SEC’s Public Reference Room, 100 F Street, NE, Room 1580, Washington, DC 20549. (Direct questions to the SEC at 202-551-5850.)

HOW TO COMMUNICATE WITH US

Except for proper telephone transfer requests, we cannot act on any request unless it is received in writing at our Customer Service Office, in a form acceptable to us. Your request must include:

•	your policy number;

•	the full name of all policyowners;

•	the full name of the insured; and

•	your current address.

Our address for regular mail is:

The Guardian Insurance & Annuity Company, Inc.

P.O. Box 26125

Lehigh Valley, PA 18002-6125

Our address for registered, certified or express mail is:

The Guardian Insurance & Annuity Company, Inc.

6255 Sterner’s Way

Bethlehem, PA 18017-9464

If you need information on your Policy, or a free personalized illustration of death benefits, surrender values and cash values under your Policy, please contact your agent or call the Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) between 8:30 a.m. and 5:00 p.m. New York (eastern) time or write us at the above address. Current policyowners should contact their agent for current personalized illustrations.

Investment Company Act File No. 811-09725

Securities Act of 1933 File No. 333-151073

BACK COVER PAGE	PROSPECTUS	93

EXECUTIVE BENEFITS VUL

Issued through The Guardian Separate Account N of

The Guardian Insurance & Annuity Company, Inc.

Statement of Additional Information dated May 1, 2018

This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectus for The Guardian Separate Account N variable universal life insurance policy (marketed under the name “Executive Benefits VUL”) (the “Policy”) dated May 1, 2018.

A free prospectus is available upon request by writing:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

P.O. Box 26125

Lehigh Valley, PA 18002

or calling:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office Contact Center

1-888-GUARDIAN

(1-888-482-7342).

Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

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ABOUT GIAC

Your Policy is issued through Separate Account N, (Separate Account or Separate Account N), of The Guardian Insurance & Annuity Company, Inc. (GIAC), a Delaware stock insurance company formed in 1970. GIAC is licensed to sell life insurance and annuities in all 50 states of the United States of America and the District of Columbia. As of December 31, 2017, our total admitted assets (Statutory basis) exceeded $17.3 billion.

We are wholly owned by The Guardian Life Insurance Company of America (Guardian Life), a mutual life insurance company organized in the State of New York in 1860. As of December 31, 2017, Guardian Life had total admitted assets (Statutory basis) in excess of $55.6 billion. The offices of both Guardian Life and GIAC are located at 7 Hanover Square, New York, NY 10004.

Both Guardian Life and GIAC have consistently received exemplary ratings from Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services, Duff & Phelps and A.M. Best & Co. These ratings may change at any time, and only reflect GIAC’s ability to meet its insurance-related obligations and the guaranteed return on the fixed-rate option. These ratings do not apply to the variable investment options, which are subject to the risks of investing in any securities. Guardian Life does not issue the Policies, and does not guarantee the benefits provided by the Policy. The Guardian Separate Account N was established by GIAC’s Board of Directors on September 23, 1999, under the insurance laws of the State of Delaware. It is registered with the SEC as a unit investment trust.

ADDITIONAL INFORMATION ABOUT THE POLICY

DEATH BENEFIT OPTIONS

Cash Value Accumulation Test

To satisfy the Cash Value Test, the death benefit must be at least equal to the Alternate Cash Surrender Value on a given date multiplied by a death benefit factor. A table of death benefit factors appears in your Policy. These factors are equal to one divided by the net single premium (the single premium that would be needed to pay for the death benefit under the Policy, including any Supplemental Face Amount coverage).

Experience Factor

We calculate the unit value of each variable investment option on each Business Day by multiplying the option’s immediately preceding unit value by the experience factor (sometimes referred to as the “net investment factor”) for that day. We calculate the experience factor as follows on each Business Day:

•	the net asset value of one share of the mutual fund corresponding to the variable investment option at the close of the current Business Day; plus

•

the amount per share of any dividends or capital gains distributed by the fund on the current Business Day, minus any federal, state or local taxes payable by GIAC and allocated by GIAC to the variable investment option; divided by

•	the net asset value of one share of the same mutual fund at the close of the previous Business Day.

We do not calculate the unit value on non-Business Days. Non-Business Days use the unit value calculated as of the most recent preceding Business Day.

The prospectuses for each fund describe how they calculate the net asset values of their mutual fund shares.

Decreasing the Total Face Amount

A partial withdrawal will typically cause an immediate reduction in your Policy’s Total Face Amount;

Your Total Face Amount will be decreased by first decreasing any Supplemental Face Amount coverage and then the Basic Face Amount coverage. Your net single premiums will be recalculated.

Reducing the Total Face Amount of your Policy may have adverse tax consequences, including possibly causing your Policy to be considered a modified endowment contract under the Internal Revenue Code. A decrease in Total Face

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Amount may also reduce the federal tax law limits on what you can put into the Policy. In these cases you may need to have a portion of the policy’s cash value paid to you to comply with federal tax law. See “Federal tax considerations” in the prospectus.

Increasing the Total Face Amount

We’ll issue any increase as Supplemental Face Amount coverage. Each increase has its own issue date, face amount and issue age.

You don’t have to pay an additional premium to increase the Total Face Amount, so long as your Policy Account Value, less the Monthly Deduction and less Policy Debt, is not less than zero.

Increasing the Total Face Amount of your Policy may have adverse tax consequences, including possibly causing your Policy to be considered a modified endowment contract. The tax consequences associated with your Policy being classified as a modified endowment contract are discussed in the prospectus under “Federal tax considerations.”

Dollar Cost Averaging Transfer Option

The amount of your monthly transfer under this option must be at least $100 for each variable investment option you wish to invest in. Amounts will be transferred automatically on each Monthly Processing Date from a money market fund that we make available into the variable investment options you have chosen. Before the program can begin, you must submit an authorization form. We will stop your dollar cost averaging program when:

•	the period of time listed on your dollar cost averaging authorization form ends;

•

your Policy Account Value in the money market fund that we make available is insufficient to cover your monthly transfer to the variable investment options you have chosen. If this happens we will divide what you do have in the money market fund proportionally among the variable investment options you have chosen, leaving a balance of zero in the money market fund;

•	you tell us in writing to end the program, and we receive this notice at least three Business Days before the next Monthly Processing Date; or

•	your Policy lapses or you surrender it.

You may change your transfer instructions or reinstate the dollar cost averaging program, subject to the rules above, if we receive a new authorization form at our Customer Service Office at least three Business Days before your Policy’s next Monthly Processing Date.

Automatic Portfolio Rebalancing Transfer Option

If you choose automatic portfolio rebalancing, your Policy Account Value will be automatically rebalanced to maintain a selected proportion of your Policy Account Value in each of the variable investment options. Generally, this selected proportion will correspond to your then-current premium allocation designation.

Before the program can begin, you must submit an authorization form. We will rebalance your Policy Account Value beginning on the date you specify in your written authorization, received in Good Order at our Customer Service Office or on the Business Day next following if the selected date is a non-Business Day. Once rebalancing begins, we will rebalance quarterly thereafter.

Automatic rebalancing transfers do not count against the 12 free transfers that you are permitted to make each year. We do not currently charge you for using this service.

We will stop automatic rebalancing of your Policy Account Value when:

•	The period of time, if any, listed on your automatic rebalancing authorization form ends;

•	any of the variable investment options that are part of your portfolio rebalancing selections becomes unavailable for investment;

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•	you tell us in writing to end the program, and we receive this notice at our Customer Service Office at least three Business Days before the next rebalancing date; or

•	Your Policy lapses or you surrender it.

Payment Options

Under Payment Option 1, we will hold the proceeds and make monthly interest payments at a guaranteed annual rate of 3%.

Under Payment Option 2, we will make monthly payments of a specified amount until the proceeds and interest are fully paid. At least 10% of the original proceeds must be paid each year. Guaranteed interest of 3% will be added to the proceeds each year.

Under Payment Option 3, we will make monthly payments for a specified number of years. The amount of the payments will include interest at 3% per year.

Under Payment Option 4, we will make monthly payments for the longer of the life of the payee or 10 years. The minimum amount of each payment will include interest at 3% per year.

Under Payment Option 5, we will make monthly payments until the amount paid equals the proceeds settled, and for the remaining life of the payee. The minimum amount of each payment will include interest at 3% per year.

Under Payment Option 6, we will make monthly payments for 10 years and for the remaining life of the last surviving of two payees.

The minimum amount of each payment will include interest at 3% per year.

Payment option tables for Options 4, 5 and 6 are based on the Annuity 2000 Mortality Tables (male and female) projected 20 years to the year 2020 by 100% of the male scale G Factors (for males) and 50% of the female scale G Factors (for females).

Your Policy lists the monthly payment for every $1,000 of proceeds that the payee applies under Options 3 to 6.

Exchanging a Policy

If you elect to exchange your Policy for a level premium, fixed-benefit whole life policy then being issued by us or our affiliate, Guardian Life, the exchange may result in a cost or credit to you.

The exchange cost or credit is calculated using the following values where:

•

(a) is the cumulative premiums for the new policy (i.e., the premiums that would have been paid to the date of exchange if the new policy had been in force from the Policy Date) with an annual interest rate of 6%, less the cumulative premiums for this Policy (i.e., the actual premiums paid for this Policy to the date of the exchange) accumulated at an annual interest rate of 6%; and

•	(b) is the cash value of the new policy, less this Policy’s Net Cash Surrender Value on the exchange date.

For purposes of calculating cumulative premiums for this Policy under (a) above, any withdrawals from the Policy will be deducted from the sum of the actual premiums paid to date.

If either or both of these values are greater than zero, you must pay an exchange cost to the issuing company. If both of these values are less than zero, the issuing company will pay an exchange credit to you. The exchange cost will be the greater of (a) or (b). If one value is positive and one value is negative, the exchange cost is the positive value. The exchange credit will be the greater of (a) and (b) (i.e., the amount closer to zero).

In calculating an exchange cost or credit, we reserve the right to assess an additional charge if the insured is in a substandard risk class. This charge would be based on the substandard reserve for the new policy.

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If your policy is issued in Florida or New York, you will also have the option to convert the Policy to paid-up insurance. This option can be exercised on any Policy Anniversary and the election is irrevocable. You can obtain more information from your agent or our Customer Service Office.

Assigning the Rights to Your Policy

You may assign the rights under your Policy to another person or business. This is often done, for example, to secure a loan. We will only be bound by such an agreement when we have received a copy of the assignment papers, signed by you, as well as the business or person to whom you are assigning your rights, and your Policy’s beneficiaries, if applicable. Assignments are subject to all payments made or actions we have taken on or before the date we receive the assignment papers. We are not responsible for determining whether the transfer of your Policy’s rights is legally valid. The entity or person to whom you assign your rights may exercise all rights granted under the Policy except the right to:

•	change the Policyowner or beneficiary;

•	change a payment option; and

•	direct where your Net Premiums will be invested or make transfers among the fixed-rate and variable investment options.

Assigning the rights to your Policy also may have adverse tax consequences, including possibly causing your Policy to be considered a modified endowment contract under the Internal Revenue Code.

Modifying the Policy

Only the President, a Vice President, or the Secretary of GIAC may make or modify this Policy. No agent has the authority to:

•	change this Policy;

•	waive any provision of this Policy or any of GIAC’s requirements; or

•	waive an answer to any question in the application(s).

GIAC will not be bound by any promise or statement made by any agent or other person except as stated above.

Other Policies

We offer other variable life insurance policies that have different death benefits, policy features and optional programs.

However, these other policies also have different charges that would affect the performance of the investment divisions of the Separate Account in which you invest, as well as your Policy Account Value. To obtain more information about these other policies, contact our Customer Service Office or your agent.

Distribution of the Policy and Other Contractual Arrangements

Effective March 31, 2015 we entered into an agreement with Park Avenue Securities LLC (PAS) for PAS to act as the principal underwriter of the Policies, as well as the other variable life insurance policies and variable annuity contracts that we offer. PAS is a broker-dealer registered under the Securities Exchange Act of 1934, and a member of the Financial Industry Regulatory Authority (“FINRA”). Prior to March 31, 2015, we had an agreement with Guardian Investor Services LLC (GIS), also a registered broker-dealer, during relevant time periods, for GIS to act as the principal underwriter. Under this agreement we paid through GIS for the sale of products issued by the Separate Account a total of $49,233 in 2015. Additionally, we paid through PAS for the sale of products issued by the Separate Account a total of $142,133 in 2015, $106,334 in 2016 and $109,256 in 2017. Neither GIS nor PAS retained any of such commissions.

GIS is a Delaware corporation organized on December 19, 2001. PAS is a Delaware corporation organized on August 20, 1998. GIS and PAS are wholly owned subsidiaries of GIAC and are located at 7 Hanover Square, New York, NY 10004.

The offering of the Policies is continuous, and we do not anticipate discontinuing offering the Policies. However, we reserve the right to discontinue the offering at any time. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policy. Commissions paid on the Policy, including other incentives or payments, are not charged directly to the policyowners or the Separate Account.

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Agents and Commissions

GIAC agents who are licensed by state insurance authorities to sell variable life insurance policies must also be registered representatives of PAS, or of broker-dealer firms that have entered into agreements with GIAC and PAS to sell Policies.

The prospectus contains information regarding commissions paid to GIAC agents. Information on how to obtain a Prospectus is available on the cover page of this Statement of Additional Information.

Because registered representatives also are GIAC agents, they are eligible for additional compensation in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. In addition, agents may qualify for non-cash compensation such as expense-paid trips or educational seminars.

If you return your Policy under the right to cancel provisions, the agent may have to return some or all of any commissions we have paid.

Administrative Services

Through an agreement with our parent company, Guardian Life, to carry out the administration of Policies, we are billed quarterly for the time that their staff spends on GIAC business, and for the use of their centralized services and sales force.

Currently, our parent company, Guardian Life, has an agreement with American Financial Systems, Inc. (“AFS”), a Massachusetts corporation, having its principal place of business at 404 Wyman St., Suite 100, Waltham, MA, 02451 pursuant to which AFS will provide certain services to support GIAC’s Executive Benefits VUL Policies which services may include, but are not limited to (i) providing illustrations for the Policies, (ii) providing third party administrative services for executive benefit plans using the Policies as funding vehicles, such as plan enrollment, implementation, administration and case management, (iii) coordinating allocation of cash values with allocations made by the policyowner’s plan participants/insureds on an ongoing basis, and (iv) providing the policyowner and plan participants/insureds access to on-line account information services. Guardian Life will make payments to AFS on behalf of GIAC consisting of royalties based on premiums received by GIAC for the Policies, an annual maintenance fee for on-line systems access services, and reimbursement for services provided by employees of AFS on behalf of the Policies including a percentage of salaries and bonuses, allocated overhead expenses and information technology infrastructure expenses. This agreement took effect in 2012. Prior to 2012, AFS was a wholly-owned subsidiary of Guardian Life. Under the agreement that took effect in 2012, payments of $72,000 and $31,460 were made to AFS by Guardian Life and GIAC, respectively, in 2015. Payments of $72,000 and $10,501 were made to AFS by Guardian Life and GIAC, respectively, in 2016. Payments of $72,000 and $17,684 were made to AFS by Guardian Life and GIAC, respectively, in 2017.

Other Agreements

We have entered into several other agreements, including:

•

agreements with each of the fund complexes (or affiliated entities) represented by the variable investment options offered under the Policy pursuant to which we are compensated for certain distribution and/or administrative costs and expenses connected with the offering and sale of their funds to our policyowners. The amount we receive is based on a percentage of assets under management. We also receive 12b-1 fees from all the funds except funds in the American Century, Davis, Gabelli and Victory fund families.

ADDITIONAL INFORMATION ABOUT CHARGES

Cost of Insurance Charge

Changes in the health of the insured will not cause your cost of insurance charge to increase. Increases in the cost of insurance rates are not made to an individual Policy, but are made equally to all Policies where the insured people are of the same Attained Age, sex, and underwriting class. We may increase this charge when we expect:

•	a higher number of deaths among people in a certain group;

•	higher expenses or federal income taxes;

•	a higher number of Policies that are allowed to lapse by their policyowners;

•	an increase in state or local premium taxes; or

•	lower earnings.

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Generally, reducing the Net Amount at Risk results in lower charges for the cost of insurance. Under Option 1, in which the death benefit is the Total Face Amount of your Policy, you reduce the Net Amount at Risk when you pay premiums. That’s because premiums increase the Policy Account Value. The Net Amount at Risk can increase, for example, when we increase a Policy’s death benefit to meet the requirements of the Internal Revenue Code. See “Death benefit” in the prospectus. A higher Net Amount at Risk results in higher deductions for cost of insurance.

Actuarial Experts

The actuarial matters contained in this prospectus have been examined by Jess Geller, FSA, Vice President & Actuary, Individual Life, of GIAC. His opinion on actuarial matters is filed as an exhibit to the registration statement filed with the Securities and Exchange Commission.

ADDITIONAL INFORMATION

Communications We’ll Send You

Shortly after your Policy Anniversary each year, we will send you an updated statement showing the following information:

•	the amount of your current death benefit;

•	the instructions we have on file regarding where to invest your Net Premiums, and how much you have invested in each of the allocation options;

•	your Policy Account Value and Alternate Cash Surrender Value;

•	the amount you have paid in Policy premiums and the charges that we have deducted since the last Policy Anniversary;

•	a summary of any transfers or partial withdrawals, loans or loan repayments that you have made since your last annual statement;

•	the total of any outstanding Policy Debt that you owe us; and

•	the interest rate for allocations to the fixed-rate option.

Twice a year we will send you reports containing the financial statements of the underlying funds. The annual reports will contain audited financial statements.

We will confirm in writing receipt of your Policy premiums and any transfers or other transactions. However, you will not automatically receive a confirmation statement for premium payments paid through the pre-authorized checking plan; these confirmation statements will be mailed only upon request. We will also write you to request a required payment to keep your Policy from lapsing.

If several members of the same household own a Policy, we may send only one annual report, semi-annual report and prospectus to that address unless you instruct us otherwise. You may receive additional copies by writing our Customer Service Office or calling our Customer Service Office Contact Center.

Advertising Practices

In our advertisements and sales materials for the Policies we may include:

•	articles or reports on variable life insurance in general, or specifically, and any other information published in business or general information publications;

•	relevant indices or rankings of investment securities or similar groups of funds;

•	comparisons of the variable investment options with the mutual funds offered through the separate accounts of other insurance companies, or those with similar investment objectives and policies; and

•

comparisons with other investments, including those guaranteed by various governments. We may use the past performance of the variable investment options and funds to promote the policies. This data is not indicative of the performance of the funds or the policies in the future or the investment experience of individual policyowners.

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We may feature individual funds and their managers, and describe the asset levels and sales volumes of GIAC, PAS and others in the investment industry. We may also refer to past, current or prospective economic trends and investment performance, and any other information that may be of interest.

Advertisements and sales literature about the variable life policies and the Separate Account may also refer to ratings given to GIAC by insurance company rating organizations such as:

•	Moody’s Investors Service, Inc.

•	Standard & Poor’s Ratings Services

•	A.M. Best & Co.

•	Duff & Phelps

These ratings relate only to GIAC’s ability to meet its obligations under the Policy’s fixed-rate option and to pay death benefits provided under the Policy, not to the performance or safety of the variable investment options.

From time to time, advertisements or sales literature for the Policy may quote historical performance data of one or more of the underlying funds, and may include Cash Surrender Values and death benefit figures computed using the same methodology as that used in the illustrations in Appendix C, but with historical average annual total returns of the underlying funds for which performance data is shown in the advertisement or sales literature replacing the hypothetical rates of return shown in the tables in Appendix C. This information may be shown in the form of graphs, charts, tables and examples. Any such information is intended to show the Policy’s investment experience based on the historical experience of the underlying funds and is not intended to represent what may happen in the future.

Yield figures may be quoted for investments in shares of the Fidelity VIP Government Money Market Portfolio and other investment divisions. Current yield is a measure of the income earned on a hypothetical investment over a specified base period of seven days for the Fidelity VIP Government Money Market Portfolio investment division, and 30 days (or one month) for other investment divisions. Effective yield is another measure which may be quoted by the Fidelity VIP Government Money Market Portfolio investment division, which assumes that the net investment income earned during a base period will be earned and reinvested for a year. Yields are expressed as a percentage of the value of an accumulation unit at the beginning of the base period. Yields are annualized, which assumes that an investment division will generate the same level of net investment income over a one-year period. However, yields fluctuate daily.

Legal Matters

The legal validity of the Policy has been confirmed by Richard T. Potter, Jr., Senior Vice President, Counsel and Assistant Corporate Secretary of GIAC.

Financial Statements

The GIAC consolidated financial statements contained in this Statement of Additional Information should only be used to determine our ability to meet our obligations under the Policies, and not as an indication of the investment experience of the Separate Account.

Experts

The statutory basis financial statements of GIAC as of December 31, 2017 and 2016 and for each of the two years in the period ended December 31, 2017, and the financial statements of Separate Account N of GIAC as of December 31, 2017 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

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FINANCIAL STATEMENTS OF

THE GUARDIAN SEPARATE ACCOUNT N

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017

	Victory RS Large Cap Alpha VIP Series	Victory S&P 500 Index VIP Series	Victory High Yield VIP Series

Assets:
Shares owned in underlying fund	120,555	605,119	70,443
Net asset value per share (NAV)	54.01	19.06	6.86

Total Assets ( Shares x NAV)	$6,511,163	$11,533,570	$483,241
Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—	—

Net Assets	$6,511,163	$11,533,570	$483,241

Net Assets: Total
Contract value in accumulation period	$6,511,163	$11,533,570	$483,241

Net Assets	$6,511,163	$11,533,570	$483,241

Total Units Outstanding	334,919	470,419	17,384

Unit Value (Accumulation)	$19.44	$24.52	$27.80

Cost of Shares in Underlying Fund	$5,624,800	$8,468,437	$480,289

STATEMENTS OF OPERATIONS Year Ended December 31, 2017

	Victory RS Large Cap Alpha VIP Series	Victory S&P 500 Index VIP Series	Victory High Yield VIP Series

2017 Investment Income
Income:
Reinvested dividends	$66,183	$197,602	$28,638
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income/(expense)	66,183	197,602	28,638

2017 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	241,011	782,943	(27,686)
Reinvested realized gain distributions	—	23,893	—

Net realized gain/(loss) on investments	241,011	806,836	(27,686)
Net change in unrealized appreciation/(depreciation) of investments	731,288	1,085,647	53,793

Net realized and unrealized gain/(loss) from investments	972,299	1,892,483	26,107

2017 Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,038,482	$2,090,085	$54,745

See notes to financial statements.

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Investment Options
Victory INCORE Low Duration Bond VIP Series	Victory INCORE Investment Quality Bond VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory RS Small Cap Growth Equity VIP Series	RS Money Market VIP Series Class I	Gabelli Capital Asset

72,111	212,187	135,999	147,989	284,335	—	110,780
10.22	12.08	17.64	18.79	20.48	—	20.83

$736,970	$2,563,224	$2,399,028	$2,780,718	$5,823,183	$—	$2,307,551

—	—	—	—	—	—	—

$736,970	$2,563,224	$2,399,028	$2,780,718	$5,823,183	$—	$2,307,551

$736,970	$2,563,224	$2,399,028	$2,780,718	$5,823,183	$—	$2,307,551

$736,970	$2,563,224	$2,399,028	$2,780,718	$5,823,183	$—	$2,307,551

51,460	106,133	124,397	59,240	135,903	—	57,863

$14.32	$24.15	$19.29	$46.94	$42.85	$—	$39.88

$741,680	$2,633,509	$2,122,072	$2,130,652	$4,788,900	$—	$2,441,475

Investment Options
Victory INCORE Low Duration Bond VIP Series	Victory INCORE Investment Quality Bond VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory RS Small Cap Growth Equity VIP Series	RS Money Market VIP Series Class I	Gabelli Capital Asset

$10,189	$60,669	$45,907	$22,365	$—	$—	$6,087

—	—	—	—	—	—	—

10,189	60,669	45,907	22,365	—	—	6,087

(1,290)	(23,004)	(6,806)	(29,364)	(73,236)	—	62,663
—	—	—	—	—	—	261,607

(1,290)	(23,004)	(6,806)	(29,364)	(73,236)	—	324,270
3,989	72,793	444,932	822,962	1,776,693	—	129,803

2,699	49,789	438,126	793,598	1,703,457	—	454,073

$12,888	$110,458	$484,033	$815,963	$1,703,457	$—	$460,160

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The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017 (continued)

	Value Line Centurion	Value Line Strategic Asset Management Trust	Invesco V.I. American Franchise Series I

Assets:
Shares owned in underlying fund	18,402	78,711	10,969
Net asset value per share (NAV)	26.39	21.08	62.97

Total Assets ( Shares x NAV)	$485,616	$1,659,236	$690,721
Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—	—

Net Assets	$485,616	$1,659,236	$690,721

Net Assets: Total
Contract value in accumulation period	$485,616	$1,659,236	$690,721

Net Assets	$485,616	$1,659,236	$690,721

Total Units Outstanding	30,596	65,536	46,833

Unit Value (Accumulation)	$15.87	$25.32	$14.75

Cost of Shares in Underlying Fund	$282,036	$1,652,049	$533,897

STATEMENTS OF OPERATIONS Year Ended December 31, 2017 (continued)

	Value Line Centurion	Value Line Strategic Asset Management Trust	Invesco V.I. American Franchise Series I

2017 Investment Income
Income:
Reinvested dividends	$899	$8,718	$518
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income/(expense)	899	8,718	518

2017 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	81,594	30,563	58,472
Reinvested realized gain distributions	—	130,464	50,557

Net realized gain/(loss) on investments	81,594	161,027	109,029
Net change in unrealized appreciation/(depreciation) of investments	(20)	76,732	35,691

Net realized and unrealized gain/(loss) from investments	81,574	237,759	144,720

2017 Net Increase/(Decrease) in Net Assets Resulting from Operations	$82,473	$246,477	$145,238

See notes to financial statements.

B-12

Investment Options
Invesco V.I. Managed Volatility Series I	Invesco V.I. Core Equity Series I	Invesco V.I. Core Equity Series II	Invesco V.I. Government Securities Series II	Invesco V.I. Mid Cap Core Equity Series II	Invesco V.I. Managed Volatility Series II	Invesco V.I. Growth and Income Series II

35,232	20,789	561	51,158	7,540	3,877	36,289
13.06	36.72	36.18	11.31	14.11	12.92	22.66

$460,132	$763,389	$20,290	$578,595	$106,391	$50,088	$822,320

—	—	—	—	—	—	—

$460,132	$763,389	$20,290	$578,595	$106,391	$50,088	$822,320

$460,132	$763,389	$20,290	$578,595	$106,391	$50,088	$822,320

$460,132	$763,389	$20,290	$578,595	$106,391	$50,088	$822,320

22,458	46,463	1,087	45,057	5,829	2,832	35,638

$20.49	$16.43	$18.66	$12.84	$18.25	$17.68	$23.07

$472,594	$687,510	$20,160	$592,660	$99,389	$43,924	$750,321

Investment Options
Invesco V.I. Managed Volatility Series I	Invesco V.I. Core Equity Series I	Invesco V.I. Core Equity Series II	Invesco V.I. Government Securities Series II	Invesco V.I. Mid Cap Core Equity Series II	Invesco V.I. Managed Volatility Series II	Invesco V.I. Growth and Income Series II

$5,945	$7,486	$277	$10,080	$311	$502	$10,713

—	—	—	—	—	—	—

5,945	7,486	277	10,080	311	502	10,713

(38,304)	43,848	7,905	(315)	11,011	129	(5,854)
—	37,499	1,806	—	2,050	—	34,472

(38,304)	81,347	9,711	(315)	13,061	129	28,618
78,675	3,024	(2,114)	(621)	3,563	3,890	71,642

40,371	84,371	7,597	(936)	16,624	4,019	100,260

$46,316	$91,857	$7,874	$9,144	$16,935	$4,521	$110,973

B-13

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017 (continued)

	Invesco V.I. American Franchise Series II	Alger Capital Appreciation Class S	AB VPS Value Class B

Assets:
Shares owned in underlying fund	38	26,939	10,311
Net asset value per share (NAV)	60.80	79.13	17.20

Total Assets ( Shares x NAV)	$2,309	$2,131,696	$177,344
Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—	—

Net Assets	$2,309	$2,131,696	$177,344

Net Assets: Total
Contract value in accumulation period	$2,309	$2,131,696	$177,344

Net Assets	$2,309	$2,131,696	$177,344

Total Units Outstanding	128	77,159	7,500

Unit Value (Accumulation)	$17.99	$27.63	$23.64

Cost of Shares in Underlying Fund	$2,148	$1,839,049	$154,086

STATEMENTS OF OPERATIONS Year Ended December 31, 2017 (continued)

	Invesco V.I. American Franchise Series II	Alger Capital Appreciation Class S	AB VPS Value Class B

2017 Investment Income
Income:
Reinvested dividends	$—	$—	$2,239
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income/(expense)	—	—	2,239

2017 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	18	13,990	5,350
Reinvested realized gain distributions	109	127,323	—

Net realized gain/(loss) on investments	127	141,313	5,350
Net change in unrealized appreciation/(depreciation) of investments	174	387,233	15,338

Net realized and unrealized gain/(loss) from investments	301	528,546	20,688

2017 Net Increase/(Decrease) in Net Assets Resulting from Operations	$301	$528,546	$22,927

See notes to financial statements.

B-14

Investment Options
AB VPS Growth and Income Class B	AB VPS Large Cap Growth Class B	AB VPS Global Thematic Growth Class B	AB VPS International Value Class B	AB VPS Real Estate Investment Class B	American Century VP Capital Appreciation Class I	American Century VP Mid Cap Value Class I

26,724	8,921	9,866	—	62,030	21,393	47,852
32.88	53.70	29.25	—	9.17	15.03	22.75

$878,676	$479,058	$288,572	$—	$568,815	$321,537	$1,088,632

—	—	—	—	—	—	—

$878,676	$479,058	$288,572	$—	$568,815	$321,537	$1,088,632

$878,676	$479,058	$288,572	$—	$568,815	$321,537	$1,088,632

$878,676	$479,058	$288,572	$—	$568,815	$321,537	$1,088,632

30,908	14,751	14,022	—	28,044	14,992	38,449

$28.43	$32.48	$20.58	$—	$20.28	$21.45	$28.31

$794,243	$420,626	$219,293	$—	$575,302	$314,465	$986,805

Investment Options
AB VPS Growth and Income Class B	AB VPS Large Cap Growth Class B	AB VPS Global Thematic Growth Class B	AB VPS International Value Class B	AB VPS Real Estate Investment Class B	American Century VP Capital Appreciation Class I	American Century VP Mid Cap Value Class I

$10,481	$—	$720	$—	$9,198	$—	$14,774

—	—	—	—	—	—	—

10,481	—	720	—	9,198	—	14,774

31,827	10,450	7,714	—	13,110	(5,740)	41,802
72,603	26,409	—	—	31,311	40,974	20,131

104,430	36,859	7,714	—	44,421	35,234	61,933
22,524	82,714	58,294	—	(12,094)	32,699	30,401

126,954	119,573	66,008	—	32,327	67,933	92,334

$137,435	$119,573	$66,728	$—	$41,525	$67,933	$107,108

B-15

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017 (continued)

	American Century VP Mid Cap Value Class II	BlackRock Global Allocation V.I. Class III	Davis Financial

Assets:
Shares owned in underlying fund	1,475	59,148	69,279
Net asset value per share (NAV)	22.76	14.84	15.50

Total Assets ( Shares x NAV)	$33,564	$877,759	$1,073,830
Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—	—

Net Assets	$33,564	$877,759	$1,073,830

Net Assets: Total
Contract value in accumulation period	$33,564	$877,759	$1,073,830

Net Assets	$33,564	$877,759	$1,073,830

Total Units Outstanding	1,940	51,992	35,958

Unit Value (Accumulation)	$17.30	$16.88	$29.86

Cost of Shares in Underlying Fund	$30,721	$798,053	$985,128

STATEMENTS OF OPERATIONS Year Ended December 31, 2017 (continued)

	American Century VP Mid Cap Value Class II	BlackRock Global Allocation V.I. Class III	Davis Financial
2017 Investment Income
Income:
Reinvested dividends	$334	$11,199	$7,276
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income/(expense)	334	11,199	7,276

2017 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	773	1,709	42,976
Reinvested realized gain distributions	390	10,083	89,847

Net realized gain/(loss) on investments	1,163	11,792	132,823
Net change in unrealized appreciation/(depreciation) of investments	1,083	97,188	37,188

Net realized and unrealized gain/(loss) from investments	2,246	108,980	170,011

2017 Net Increase/(Decrease) in Net Assets Resulting from Operations	$2,580	$120,179	$177,287

See notes to financial statements.

B-16

Investment Options
Davis Real Estate	Davis Value	Delaware VIP Limited- Term Diversified Income Service Class	Delaware VIP Diversified Income Service Class	Delaware VIP Emerging Markets Service Class	Wells Fargo VT International Equity Class II	Fidelity VIP Contrafund Service Class 2

109,270	374,402	16,775	24,830	21,017	82,670	165,388
14.85	10.19	9.76	10.46	24.97	5.38	37.05

$1,622,655	$3,815,159	$163,790	$259,720	$524,796	$444,763	$6,127,636

—	—	—	—	—	—	—

$1,622,655	$3,815,159	$163,790	$259,720	$524,796	$444,763	$6,127,636

$1,622,655	$3,815,159	$163,790	$259,720	$524,796	$444,763	$6,127,636

$1,622,655	$3,815,159	$163,790	$259,720	$524,796	$444,763	$6,127,636

34,961	140,238	12,395	16,004	33,060	24,415	185,990

$46.41	$27.20	$13.21	$16.23	$15.87	$18.22	$32.95

$1,449,430	$4,013,050	$163,716	$255,902	$398,994	$392,322	$5,389,127

Investment Options
Davis Real Estate	Davis Value	Delaware VIP Limited- Term Diversified Income Service Class	Delaware VIP Diversified Income Service Class	Delaware VIP Emerging Markets Service Class	Wells Fargo VT International Equity Class II	Fidelity VIP Contrafund Service Class 2

$20,097	$27,425	$4,696	$8,345	$1,702	$11,026	$45,694

—	—	—	—	—	—	—

20,097	27,425	4,696	8,345	1,702	11,026	45,694

106,617	(71,802)	(712)	417	42,155	1,134	331,917
53,230	305,104	—	—	—	—	327,320

159,847	233,302	(712)	417	42,155	1,134	659,237
(51,680)	465,830	1,034	7,457	109,485	73,733	474,833

108,167	699,132	322	7,874	151,640	74,867	1,134,070

$128,264	$726,557	$5,018	$16,219	$153,342	$85,893	$1,179,764

B-17

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017 (continued)

	Fidelity VIP Equity- Income Service Class 2	Fidelity VIP Growth Opportunities Service Class 2	Fidelity VIP High Income Service Class 2

Assets:
Shares owned in underlying fund	71,638	28,453	106,731
Net asset value per share (NAV)	23.32	35.59	5.27

Total Assets ( Shares x NAV)	$1,670,597	$1,012,638	$562,474
Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—	—

Net Assets	$1,670,597	$1,012,638	$562,474

Net Assets: Total
Contract value in accumulation period	$1,670,597	$1,012,638	$562,474

Net Assets	$1,670,597	$1,012,638	$562,474

Total Units Outstanding	60,530	42,887	30,934

Unit Value (Accumulation)	$27.60	$23.61	$18.18

Cost of Shares in Underlying Fund	$1,542,990	$789,320	$564,908

STATEMENTS OF OPERATIONS Year Ended December 31, 2017 (continued)

	Fidelity VIP Equity- Income Service Class 2	Fidelity VIP Growth Opportunities Service Class 2	Fidelity VIP High Income Service Class 2

2017 Investment Income
Income:
Reinvested dividends	$24,183	$931	$27,851
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income/(expense)	24,183	931	27,851

2017 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	30,280	47,551	(3,293)
Reinvested realized gain distributions	35,179	109,569	—

Net realized gain/(loss) on investments	65,459	157,120	(3,293)
Net change in unrealized appreciation/(depreciation) of investments	107,068	92,444	6,404

Net realized and unrealized gain/(loss) from investments	172,527	249,564	3,111

2017 Net Increase/(Decrease) in Net Assets Resulting from Operations	$196,710	$250,495	$30,962

See notes to financial statements.

B-18

Investment Options
Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Government Money Market Service Class 2	Fidelity VIP Index 500 Initial Class	Templeton Growth VIP Class 2	Templeton Global Bond VIP Class 2

187,139	13,624	18,614	4,107,090	1,657	2,232	19,635
37.79	13.94	14.60	1.00	271.18	15.97	16.51

$7,071,992	$189,914	$271,767	$4,107,090	$449,221	$35,651	$324,171

—	—	—	—	—	—	—

$7,071,992	$189,914	$271,767	$4,107,090	$449,221	$35,651	$324,171

$7,071,992	$189,914	$271,767	$4,107,090	$449,221	$35,651	$324,171

$7,071,992	$189,914	$271,767	$4,107,090	$449,221	$35,651	$324,171

132,349	10,894	14,687	323,622	25,547	2,091	24,739

$53.43	$17.43	$18.50	$12.69	$17.58	$17.05	$13.10

$6,201,127	$182,827	$257,387	$4,107,090	$359,884	$33,374	$311,302

Investment Options
Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Government Money Market Service Class 2	Fidelity VIP Index 500 Initial Class	Templeton Growth VIP Class 2	Templeton Global Bond VIP Class 2

$32,294	$2,326	$2,958	$18,806	$7,012	$355	$—

—	—	—	—	—	—	—

32,294	2,326	2,958	18,806	7,012	355	—

103,142	12	4,767	—	11,996	3,126	13,741
301,427	1,297	3,340	—	1,075	—	1,438

404,569	1,309	8,107	—	13,071	3,126	15,179
800,279	7,087	14,790	—	52,077	1,050	(3,400)

1,204,848	8,396	22,897	—	65,148	4,176	11,779

$1,237,142	$10,722	$25,855	$18,806	$72,160	$4,531	$11,779

B-19

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017 (continued)

	Templeton Foreign VIP Class 2	Franklin Mutual Shares VIP Class 2	Franklin Small Cap Value VIP Class 2

Assets:
Shares owned in underlying fund	1,045	23,436	35,852
Net asset value per share (NAV)	15.47	20.36	19.80

Total Assets ( Shares x NAV)	$16,167	$477,160	$709,877
Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—	—

Net Assets	$16,167	$477,160	$709,877

Net Assets: Total
Contract value in accumulation period	$16,167	$477,160	$709,877

Net Assets	$16,167	$477,160	$709,877

Total Units Outstanding	1,362	21,352	30,647

Unit Value (Accumulation)	$11.87	$22.35	$23.16

Cost of Shares in Underlying Fund	$14,333	$467,052	$700,784

STATEMENTS OF OPERATIONS Year Ended December 31, 2017 (continued)

	Templeton Foreign VIP Class 2	Franklin Mutual Shares VIP Class 2	Franklin Small Cap Value VIP Class 2

2017 Investment Income
Income:
Reinvested dividends	$368	$9,879	$3,566
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income/(expense)	368	9,879	3,566

2017 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	390	(5,148)	15,969
Reinvested realized gain distributions	—	17,915	48,771

Net realized gain/(loss) on investments	390	12,767	64,740
Net change in unrealized appreciation/(depreciation) of investments	1,565	16,704	1,773

Net realized and unrealized gain/(loss) from investments	1,955	29,471	66,513

2017 Net Increase/(Decrease) in Net Assets Resulting from Operations	$2,323	$39,350	$70,079

See notes to financial statements.

B-20

Investment Options
Morningstar Balanced ETF Asset Allocation Class II	Morningstar Growth ETF Asset Allocation Class II	Morningstar Income and Growth ETF Asset Allocation Class II	Ivy VIP Small Cap Growth	Ivy VIP Mid Cap Growth	Janus Henderson Enterprise Institutional Shares	Janus Henderson Forty Institutional Shares

31,691	76,698	27,334	3,201	2,308	38,964	66,714
11.40	11.96	10.80	11.62	11.61	70.65	39.76

$361,281	$917,310	$295,209	$37,224	$26,797	$2,752,835	$2,652,560

—	—	—	—	—	—	—

$361,281	$917,310	$295,209	$37,224	$26,797	$2,752,835	$2,652,560

$361,281	$917,310	$295,209	$37,224	$26,797	$2,752,835	$2,652,560

$361,281	$917,310	$295,209	$37,224	$26,797	$2,752,835	$2,652,560

19,677	44,987	18,789	1,653	1,711	140,709	92,602

$18.36	$20.39	$15.71	$22.53	$15.66	$19.56	$28.64

$373,952	$853,925	$300,647	$31,212	$22,945	$2,046,553	$2,447,074

Investment Options
Morningstar Balanced ETF Asset Allocation Class II	Morningstar Growth ETF Asset Allocation Class II	Morningstar Income and Growth ETF Asset Allocation Class II	Ivy VIP Small Cap Growth	Ivy VIP Mid Cap Growth	Janus Henderson Enterprise Institutional Shares	Janus Henderson Forty Institutional Shares

$7,641	$11,768	$4,960	$—	$—	$15,881	$—

—	—	—	—	—	—	—

7,641	11,768	4,960	—	—	15,881	—

14,168	65,916	(3,320)	16,187	(23)	200,800	13,705
28,848	45,868	13,133	4,441	493	150,252	128,195

43,016	111,784	9,813	20,628	470	351,052	141,900
(5,175)	47,547	1,204	10,512	3,869	245,278	489,333

37,841	159,331	11,017	31,140	4,339	596,330	631,233

$45,482	$171,099	$15,977	$31,140	$4,339	$612,211	$631,233

B-21

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017 (continued)

	Janus Henderson Research Institutional Shares	Janus Henderson Global Research Institutional Shares	Janus Henderson Forty Portfolio Service Shares

Assets:
Shares owned in underlying fund	28,734	36,648	3,439
Net asset value per share (NAV)	36.51	51.20	37.84

Total Assets ( Shares x NAV)	$1,049,082	$1,876,358	$130,141
Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—	—

Net Assets	$1,049,082	$1,876,358	$130,141

Net Assets: Total
Contract value in accumulation period	$1,049,082	$1,876,358	$130,141

Net Assets	$1,049,082	$1,876,358	$130,141

Total Units Outstanding	59,427	139,397	5,675

Unit Value (Accumulation)	$17.65	$13.46	$22.93

Cost of Shares in Underlying Fund	$851,387	$1,369,165	$116,443

STATEMENTS OF OPERATIONS Year Ended December 31, 2017 (continued)

	Janus Henderson Research Institutional Shares	Janus Henderson Global Research Institutional Shares	Janus Henderson Forty Portfolio Service Shares

2017 Investment Income
Income:
Reinvested dividends	$3,809	$14,350	$—
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income/(expense)	3,809	14,350	—

2017 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	39,044	147,796	8
Reinvested realized gain distributions	9,114	—	4,533

Net realized gain/(loss) on investments	48,158	147,796	4,541
Net change in unrealized appreciation/(depreciation) of investments	180,976	264,122	17,433

Net realized and unrealized gain/(loss) from investments	229,134	411,918	21,974

2017 Net Increase/(Decrease) in Net Assets Resulting from Operations	$232,943	$426,268	$21,974

See notes to financial statements.

B-22

Investment Options
Janus Henderson Research Portfolio Service Shares	Janus Henderson Enterprise Portfolio Service Shares	Janus Henderson Mid Cap Value Portfolio Service Shares	Janus Henderson Balanced Portfolio Service Shares	Janus Henderson Global Research Portfolio Service Shares	MFS Growth Initial Class	MFS Investors Trust Initial Class

7,117	837	16,112	9,446	1,058	21,857	12,482
35.68	66.67	17.49	37.09	50.17	48.90	30.07

$253,946	$55,787	$281,803	$350,336	$53,060	$1,068,813	$375,347

—	—	—	—	—	—	—

$253,946	$55,787	$281,803	$350,336	$53,060	$1,068,813	$375,347

$253,946	$55,787	$281,803	$350,336	$53,060	$1,068,813	$375,347

$253,946	$55,787	$281,803	$350,336	$53,060	$1,068,813	$375,347

10,927	2,031	13,121	6,458	2,731	55,935	14,672

$23.24	$27.47	$21.48	$54.25	$19.43	$19.11	$25.58

$223,915	$49,081	$260,827	$307,164	$46,408	$745,969	$319,379

Investment Options
Janus Henderson Research Portfolio Service Shares	Janus Henderson Enterprise Portfolio Service Shares	Janus Henderson Mid Cap Value Portfolio Service Shares	Janus Henderson Balanced Portfolio Service Shares	Janus Henderson Global Research Portfolio Service Shares	MFS Growth Initial Class	MFS Investors Trust Initial Class

$558	$223	$1,453	$4,241	$303	$1,026	$2,487

—	—	—	—	—	—	—

558	223	1,453	4,241	303	1,026	2,487

592	884	26	847	598	68,391	4,204
2,164	2,590	8,237	563	—	38,830	13,420

2,756	3,474	8,263	1,410	598	107,221	17,624
32,300	5,871	27,594	44,036	6,629	155,013	50,418

35,056	9,345	35,857	45,446	7,227	262,234	68,042

$35,614	$9,568	$37,310	$49,687	$7,530	$263,260	$70,529

B-23

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017 (continued)

	MFS New Discovery Initial Class	MFS Research Initial Class	MFS Total Return Initial Class

Assets:
Shares owned in underlying fund	75,757	7,242	142,462
Net asset value per share (NAV)	20.10	29.50	24.70

Total Assets ( Shares x NAV)	$1,522,709	$213,650	$3,518,805
Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—	—

Net Assets	$1,522,709	$213,650	$3,518,805

Net Assets: Total
Contract value in accumulation period	$1,522,709	$213,650	$3,518,805

Net Assets	$1,522,709	$213,650	$3,518,805

Total Units Outstanding	55,215	9,379	118,760

Unit Value (Accumulation)	$27.58	$22.78	$29.63

Cost of Shares in Underlying Fund	$1,329,705	$185,242	$3,128,653

STATEMENTS OF OPERATIONS Year Ended December 31, 2017 (continued)

	MFS New Discovery Initial Class	MFS Research Initial Class	MFS Total Return Initial Class

2017 Investment Income
Income:
Reinvested dividends	$—	$2,586	$79,757
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income/(expense)	—	2,586	79,757

2017 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	10,487	7,946	79,058
Reinvested realized gain distributions	26,442	12,701	92,807

Net realized gain/(loss) on investments	36,929	20,647	171,865
Net change in unrealized appreciation/(depreciation) of investments	293,457	17,655	140,809

Net realized and unrealized gain/(loss) from investments	330,386	38,302	312,674

2017 Net Increase/(Decrease) in Net Assets Resulting from Operations	$330,386	$40,888	$392,431

See notes to financial statements.

B-24

Investment Options
MFS Growth Service Class	MFS Strategic Income Service Class	MFS Research Service Class	MFS Total Return Service Class	MFS Investors Trust Service Class	MFS New Discovery Service Class	Oppenheimer Global /VA Service Class

10,667	459	13,198	3,766	160	1,053	20,546
47.27	9.75	29.17	24.28	29.69	18.57	46.88

$504,232	$4,475	$384,997	$91,447	$4,759	$19,558	$963,180

—	—	—	—	—	—	—

$504,232	$4,475	$384,997	$91,447	$4,759	$19,558	$963,180

$504,232	$4,475	$384,997	$91,447	$4,759	$19,558	$963,180

$504,232	$4,475	$384,997	$91,447	$4,759	$19,558	$963,180

18,868	275	16,026	4,871	285	1,317	38,319

$26.72	$16.27	$24.02	$18.77	$16.68	$14.85	$25.14

$422,970	$4,458	$338,252	$86,589	$4,417	$16,250	$760,335

Investment Options
MFS Growth Service Class	MFS Strategic Income Service Class	MFS Research Service Class	MFS Total Return Service Class	MFS Investors Trust Service Class	MFS New Discovery Service Class	Oppenheimer Global /VA Service Class

$—	$568	$4,474	$1,808	$13	$—	$5,398

—	—	—	—	—	—	—

—	568	4,474	1,808	13	—	5,398

12,367	(76)	6,831	1,086	27	2,953	4,941
19,436	—	26,835	2,320	96	385	—

31,803	(76)	33,666	3,406	123	3,338	4,941
85,694	256	41,720	3,843	363	1,883	214,053

117,497	180	75,386	7,249	486	5,221	218,994

$117,497	$748	$79,860	$9,057	$499	$5,221	$224,392

B-25

The Guardian Separate Account N

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2017 (continued)

	PIMCO Real Return Advisor Class	PIMCO Total Return Advisor Class	ClearBridge Variable Appreciation Class II

Assets:
Shares owned in underlying fund	11,266	78,043	367
Net asset value per share (NAV)	12.42	10.94	41.85

Total Assets ( Shares x NAV)	$139,926	$853,787	$15,361
Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	—	—	—

Net Assets	$139,926	$853,787	$15,361

Net Assets: Total
Contract value in accumulation period	$139,926	$853,787	$15,361

Net Assets	$139,926	$853,787	$15,361

Total Units Outstanding	10,373	61,913	327

Unit Value (Accumulation)	$13.49	$13.79	$46.92

Cost of Shares in Underlying Fund	$139,075	$847,093	$13,698

STATEMENTS OF OPERATIONS Year Ended December 31, 2017 (continued)

	PIMCO Real Return Advisor Class	PIMCO Total Return Advisor Class	ClearBridge Variable Appreciation Class II

2017 Investment Income
Income:
Reinvested dividends	$4,936	$18,417	$129
Expenses:
Mortality and expense risk charges	—	—	—

Net investment income/(expense)	4,936	18,417	129

2017 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(1,567)	(33,656)	41
Reinvested realized gain distributions	—	—	442

Net realized gain/(loss) on investments	(1,567)	(33,656)	483
Net change in unrealized appreciation/(depreciation) of investments	3,272	61,064	1,557

Net realized and unrealized gain/(loss) from investments	1,705	27,408	2,040

2017 Net Increase/(Decrease) in Net Assets Resulting from Operations	$6,641	$45,825	$2,169

See notes to financial statements.

B-26

Investment Options
ClearBridge Variable Mid Cap Core Class II	ClearBridge Variable Small Cap Growth Class II	Columbia Variable Portfolio- Small Cap Value Class 2	Dreyfus VIF Appreciation Service Class	Putnam VT Investors Class IB	Pioneer Equity Income VCT Class II

241	12,046	611	—	196	515
20.12	24.96	20.17	—	20.49	32.70

$4,839	$300,667	$12,317	$—	$4,016	$16,838

—	—	—	—	—	—

$4,839	$300,667	$12,317	$—	$4,016	$16,838

$4,839	$300,667	$12,317	$—	$4,016	$16,838

$4,839	$300,667	$12,317	$—	$4,016	$16,838

175	8,625	727	—	294	997

$27.71	$34.86	$16.95	$—	$13.66	$16.89

$4,441	$257,041	$11,430	$—	$3,339	$15,987

Investment Options
ClearBridge Variable Mid Cap Core Class II	ClearBridge Variable Small Cap Growth Class II	Columbia Variable Portfolio- Small Cap Value Class 2	Dreyfus VIF Appreciation Service Class	Putnam VT Investors Class IB	Pioneer Equity Income VCT Class II

$9	$—	$26	$—	$28	$178

—	—	—	—	—	—

9	—	26	—	28	178

8	603	140	—	11	245
267	5,736	533	—	139	774

275	6,339	673	—	150	1,019
214	41,503	412	—	459	564

489	47,842	1,085	—	609	1,583

$498	$47,842	$1,111	$—	$637	$1,761

B-27

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2016 and 2017

	Victory RS Large Cap Alpha VIP Series	Victory S&P 500 Index VIP Series	Victory High Yield VIP Series

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$62,279	$195,496	$36,600
Net realized gain/(loss) from sale of investments	170,339	654,510	(15,177)
Reinvested realized gain distributions	209,412	171,460	—
Net change in unrealized appreciation/(depreciation) of investments	35,734	(36,325)	52,025

Net increase/(decrease) resulting from operations	477,764	985,141	73,448

2016 Policy Transactions
Net policy purchase payments	459,397	487,166	50,488
Transfers on account of death, surrenders and withdrawals	(762,723)	(625,341)	(10,741)
Transfers of policy loans	6,613	(3,174)	(495)
Transfers of cost of insurance and policy fees	(342,978)	(352,416)	(29,110)
Transfers between investment divisions, net	(26,689)	16,603	51,795
Transfers–other	556	(86)	427

Net increase/(decrease) from policy transactions	(665,824)	(477,248)	62,364

Total Increase/(Decrease) in Net Assets	(188,060)	507,893	135,812
Net Assets at December 31, 2015	5,953,213	9,524,235	445,289

Net Assets at December 31, 2016	$5,765,153	$10,032,128	$581,101

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$66,183	$197,602	$28,638
Net realized gain/(loss) from sale of investments	241,011	782,943	(27,686)
Reinvested realized gain distributions	—	23,893	—
Net change in unrealized appreciation/(depreciation) of investments	731,288	1,085,647	53,793

Net increase/(decrease) resulting from operations	1,038,482	2,090,085	54,745

2017 Policy Transactions
Net policy purchase payments	358,231	398,416	45,728
Transfers on account of death, surrenders and withdrawals	(373,692)	(1,000,227)	(43,368)
Transfers of policy loans	(46,067)	(82,818)	(4,962)
Transfers of cost of insurance and policy fees	(320,870)	(346,874)	(28,744)
Transfers between investment divisions, net	89,658	444,248	(121,650)
Transfers–other	268	(1,388)	391

Net increase/(decrease) from policy transactions	(292,472)	(588,643)	(152,605)

Total Increase/(Decrease) in Net Assets	746,010	1,501,442	(97,860)
Net Assets at December 31, 2016	5,765,153	10,032,128	581,101

Net Assets at December 31, 2017	$6,511,163	$11,533,570	$483,241

See notes to financial statements.

B-28

Investment Options
Victory INCORE Low Duration Bond VIP Series	Victory INCORE Investment Quality Bond VIP Series	Victory RS International VIP Series	Victory Sophus Emerging Markets VIP Series	Victory RS Small Cap Growth Equity VIP Series	RS Money Market VIP Series Class I	Gabelli Capital Asset

$10,084	$67,137	$40,135	$16,913	$—	$—	$14,521
(2,668)	(9,834)	(175,110)	(167,589)	(68,131)	—	(10,675)
—	48,994	—	—	—	—	186,670
9,140	2,126	163,397	340,999	124,520	—	112,962

16,556	108,423	28,422	190,323	56,389	—	303,478

59,602	285,497	208,822	284,987	391,293	(174,305)	168,055
(88,382)	(243,562)	(93,777)	(94,182)	(175,096)	—	(106,187)
20,577	(3,103)	9,356	(8,958)	3,297	—	1,345
(75,448)	(166,922)	(92,696)	(115,388)	(228,777)	—	(136,658)
(7,848)	(109,242)	27,061	(107,761)	(301,025)	174,305	11,469
15	(159)	188	1,072	696	—	628

(91,484)	(237,491)	58,954	(40,230)	(309,612)	—	(61,348)

(74,928)	(129,068)	87,376	150,093	(253,223)	—	242,130
834,922	2,889,962	1,837,720	1,798,740	4,986,772	—	2,276,001

$759,994	$2,760,894	$1,925,096	$1,948,833	$4,733,549	$—	$2,518,131

$10,189	$60,669	$45,907	$22,365	$—	$—	$6,087
(1,290)	(23,004)	(6,806)	(29,364)	(73,236)	—	62,663
—	—	—	—	—	—	261,607
3,989	72,793	444,932	822,962	1,776,693	—	129,803

12,888	110,458	484,033	815,963	1,703,457	—	460,160

75,913	262,931	177,324	270,544	362,676	—	146,102
(123,158)	(302,687)	(348,778)	(197,657)	(464,200)	—	(205,340)
(1,424)	(9,064)	3,038	(7,962)	(23,484)	—	(26,696)
(72,311)	(123,155)	(83,493)	(119,784)	(218,920)	—	(134,023)
85,066	(136,195)	241,283	70,472	(271,083)	—	(446,998)
2	42	525	309	1,188	—	(3,785)

(35,912)	(308,128)	(10,101)	15,922	(613,823)	—	(670,740)

(23,024)	(197,670)	473,932	831,885	1,089,634	—	(210,580)
759,994	2,760,894	1,925,096	1,948,833	4,733,549	—	2,518,131

$736,970	$2,563,224	$2,399,028	$2,780,718	$5,823,183	$—	$2,307,551

B-29

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2016 and 2017 (continued)

	Value Line Centurion	Value Line Strategic Asset Management Trust	Invesco V.I. American Franchise Series I

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$930	$8,660	$—
Net realized gain/(loss) from sale of investments	9,733	32,785	12,680
Reinvested realized gain distributions	—	144,021	46,593
Net change in unrealized appreciation/(depreciation) of investments	21,333	(110,801)	(47,072)

Net increase/(decrease) resulting from operations	31,996	74,665	12,201

2016 Policy Transactions
Net policy purchase payments	25,377	125,733	43,047
Transfers on account of death, surrenders and withdrawals	(1,109)	(116,248)	(4,051)
Transfers of policy loans	(3,026)	7,280	1,962
Transfers of cost of insurance and policy fees	(15,250)	(75,770)	(26,091)
Transfers between investment divisions, net	—	(2,431)	—
Transfers–other	(1)	229	62

Net increase/(decrease) from policy transactions	5,991	(61,207)	14,929

Total Increase/(Decrease) in Net Assets	37,987	13,458	27,130
Net Assets at December 31, 2015	466,241	1,453,096	513,459

Net Assets at December 31, 2016	$504,228	$1,466,554	$540,589

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$899	$8,718	$518
Net realized gain/(loss) from sale of investments	81,594	30,563	58,472
Reinvested realized gain distributions	—	130,464	50,557
Net change in unrealized appreciation/(depreciation) of investments	(20)	76,732	35,691

Net increase/(decrease) resulting from operations	82,473	246,477	145,238

2017 Policy Transactions
Net policy purchase payments	29,659	106,389	39,761
Transfers on account of death, surrenders and withdrawals	(584)	(84,554)	(36,772)
Transfers of policy loans	(116,037)	(8,392)	(104)
Transfers of cost of insurance and policy fees	(14,124)	(67,224)	(25,275)
Transfers between investment divisions, net	—	(45)	27,382
Transfers–other	—	31	(98)

Net increase/(decrease) from policy transactions	(101,085)	(53,795)	4,894

Total Increase/(Decrease) in Net Assets	(18,612)	192,682	150,132
Net Assets at December 31, 2016	504,228	1,466,554	540,589

Net Assets at December 31, 2017	$485,616	$1,659,236	$690,721

See notes to financial statements.

B-30

Investment Options
Invesco V.I. Managed Volatility Series I	Invesco V.I. Core Equity Series I	Invesco V.I. Core Equity Series II	Invesco V.I. Government Securities Series II	Invesco V.I. Mid Cap Core Equity Series II	Invesco V.I. Managed Volatility Series II	Invesco V.I. Growth and Income Series II

$9,085	$5,553	$980	$16,747	$—	$93	$6,937
(28,189)	15,209	(17,663)	(1,893)	(12,556)	74	(71,360)
14,639	49,776	13,478	—	6,129	178	73,405
52,355	176	24,078	(2,150)	19,030	2,197	139,088

47,890	70,714	20,873	12,704	12,603	2,542	148,070

36,488	53,441	33,154	62,591	15,163	2,212	51,077
(4,216)	(22,418)	—	(147,267)	(4,554)	—	(40,223)
165	4,918	—	—	—	—	3,471
(35,185)	(34,423)	(4,179)	(10,391)	(2,072)	(1,451)	(17,997)
(27,613)	—	(90,683)	(62,063)	12,127	34,951	(140,055)
(48)	598	(24)	175	(150)	227	(52)

(30,409)	2,116	(61,732)	(156,955)	20,514	35,939	(143,779)

17,481	72,830	(40,859)	(144,251)	33,117	38,481	4,291
470,829	712,873	166,503	662,926	137,605	4,792	836,800

$488,310	$785,703	$125,644	$518,675	$170,722	$43,273	$841,091

$5,945	$7,486	$277	$10,080	$311	$502	$10,713
(38,304)	43,848	7,905	(315)	11,011	129	(5,854)
—	37,499	1,806	—	2,050	—	34,472
78,675	3,024	(2,114)	(621)	3,563	3,890	71,642

46,316	91,857	7,874	9,144	16,935	4,521	110,973

34,512	36,859	41,508	48,201	21,964	1,848	62,943
(46,470)	(16,938)	(9,420)	(27,555)	—	—	(20,872)
(32,938)	(100,205)	—	—	—	—	—
(32,806)	(33,967)	(2,080)	(5,260)	(1,090)	(1,771)	(15,191)
3,152	—	(143,217)	35,406	(101,871)	2,217	(158,696)
56	80	(19)	(16)	(269)	—	2,072

(74,494)	(114,171)	(113,228)	50,776	(81,266)	2,294	(129,744)

(28,178)	(22,314)	(105,354)	59,920	(64,331)	6,815	(18,771)
488,310	785,703	125,644	518,675	170,722	43,273	841,091

$460,132	$763,389	$20,290	$578,595	$106,391	$50,088	$822,320

B-31

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2016 and 2017 (continued)

	Invesco V.I. American Franchise Series II	Alger Capital Appreciation Class S	AB VPS Value Class B

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$—	$2,476
Net realized gain/(loss) from sale of investments	—	(137,495)	995
Reinvested realized gain distributions	—	14,379	—
Net change in unrealized appreciation/(depreciation) of investments	(13)	93,747	15,255

Net increase/(decrease) resulting from operations	(13)	(29,369)	18,726

2016 Policy Transactions
Net policy purchase payments	971	108,732	13,284
Transfers on account of death, surrenders and withdrawals	—	(248,114)	(2,755)
Transfers of policy loans	—	(31,752)	(13)
Transfers of cost of insurance and policy fees	(10)	(24,538)	(6,796)
Transfers between investment divisions, net	—	(201,730)	—
Transfers–other	—	194	122

Net increase/(decrease) from policy transactions	961	(397,208)	3,842

Total Increase/(Decrease) in Net Assets	948	(426,577)	22,568
Net Assets at December 31, 2015	—	2,188,216	162,632

Net Assets at December 31, 2016	$948	$1,761,639	$185,200

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$—	$2,239
Net realized gain/(loss) from sale of investments	18	13,990	5,350
Reinvested realized gain distributions	109	127,323	—
Net change in unrealized appreciation/(depreciation) of investments	174	387,233	15,338

Net increase/(decrease) resulting from operations	301	528,546	22,927

2017 Policy Transactions
Net policy purchase payments	1,208	115,829	10,653
Transfers on account of death, surrenders and withdrawals	—	(66,556)	(35,320)
Transfers of policy loans	—	(1,425)	(14)
Transfers of cost of insurance and policy fees	(147)	(22,766)	(6,198)
Transfers between investment divisions, net	—	(183,058)	—
Transfers–other	—	(513)	96

Net increase/(decrease) from policy transactions	1,060	(158,489)	(30,783)

Total Increase/(Decrease) in Net Assets	1,361	370,057	(7,856)
Net Assets at December 31, 2016	948	1,761,639	185,200

Net Assets at December 31, 2017	$2,309	$2,131,696	$177,344

See notes to financial statements.

B-32

Investment Options
AB VPS Growth and Income Class B	AB VPS Large Cap Growth Class B	AB VPS Global Thematic Growth Class B	AB VPS International Value Class B	AB VPS Real Estate Investment Class B	American Century VP Capital Appreciation Class I	American Century VP Mid Cap Value Class I

$5,001	$—	$—	$—	$5,386	$—	$9,869
13,834	16,454	24,386	(423)	(15,149)	(826)	36
37,139	41,036	—	—	17,735	36,181	23,909
13,929	(46,947)	(27,980)	284	12,611	(22,991)	82,901

69,903	10,543	(3,594)	(139)	20,583	12,364	116,715

43,252	56,321	12,138	—	33,211	7,992	56,159
(28,331)	(11,510)	(44,784)	—	(20,091)	(1,246)	(40,939)
(401)	—	—	—	(19,086)	1,739	(15,948)
(28,068)	(29,738)	(7,332)	(154)	(8,857)	(14,163)	(10,807)
(25,565)	(21,202)	21,971	(5,677)	373,568	(24,627)	292,280
493	(80)	44	2	(510)	(1)	(217)

(38,620)	(6,209)	(17,963)	(5,829)	358,235	(30,306)	280,528

31,283	4,334	(21,557)	(5,968)	378,818	(17,942)	397,243
648,633	387,904	213,608	5,968	352,961	399,406	442,949

$679,916	$392,238	$192,051	$—	$731,779	$381,464	$840,192

$10,481	$—	$720	$—	$9,198	$—	$14,774
31,827	10,450	7,714	—	13,110	(5,740)	41,802
72,603	26,409	—	—	31,311	40,974	20,131
22,524	82,714	58,294	—	(12,094)	32,699	30,401

137,435	119,573	66,728	—	41,525	67,933	107,108

36,938	86,717	11,932	—	48,838	1,034	59,141
(178,689)	(66,896)	(7,949)	—	—	—	(96,222)
(737)	(4,711)	—	—	986	—	761
(31,317)	(29,569)	(5,904)	—	(14,036)	(10,609)	(15,583)
234,641	(18,528)	31,711	—	(240,474)	(118,283)	193,090
489	234	3	—	197	(2)	145

61,325	(32,753)	29,793	—	(204,489)	(127,860)	141,332

198,760	86,820	96,521	—	(162,964)	(59,927)	248,440
679,916	392,238	192,051	—	731,779	381,464	840,192

$878,676	$479,058	$288,572	$—	$568,815	$321,537	$1,088,632

B-33

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2016 and 2017 (continued)

	American Century VP Mid Cap Value Class II	BlackRock Global Allocation V.I. Class III	Davis Financial

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$169	$11,449	$7,277
Net realized gain/(loss) from sale of investments	(4)	(89,275)	13,657
Reinvested realized gain distributions	426	—	53,675
Net change in unrealized appreciation/(depreciation) of investments	1,840	111,211	8,235

Net increase/(decrease) resulting from operations	2,431	33,385	82,844

2016 Policy Transactions
Net policy purchase payments	11,665	115,179	40,444
Transfers on account of death, surrenders and withdrawals	—	(241,386)	(22,810)
Transfers of policy loans	—	—	(1,749)
Transfers of cost of insurance and policy fees	(1,302)	(21,241)	(39,577)
Transfers between investment divisions, net	388	42,707	152,436
Transfers–other	—	312	3,832

Net increase/(decrease) from policy transactions	10,751	(104,429)	132,576

Total Increase/(Decrease) in Net Assets	13,182	(71,044)	215,420
Net Assets at December 31, 2015	3,303	1,003,498	569,072

Net Assets at December 31, 2016	$16,485	$932,454	$784,492

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$334	$11,199	$7,276
Net realized gain/(loss) from sale of investments	773	1,709	42,976
Reinvested realized gain distributions	390	10,083	89,847
Net change in unrealized appreciation/(depreciation) of investments	1,083	97,188	37,188

Net increase/(decrease) resulting from operations	2,580	120,179	177,287

2017 Policy Transactions
Net policy purchase payments	16,989	115,644	28,408
Transfers on account of death, surrenders and withdrawals	—	(65,673)	(30,317)
Transfers of policy loans	—	—	(6,757)
Transfers of cost of insurance and policy fees	(2,497)	(18,139)	(34,992)
Transfers between investment divisions, net	—	(206,762)	154,648
Transfers–other	7	56	1,061

Net increase/(decrease) from policy transactions	14,499	(174,874)	112,051

Total Increase/(Decrease) in Net Assets	17,079	(54,695)	289,338
Net Assets at December 31, 2016	16,485	932,454	784,492

Net Assets at December 31, 2017	$33,564	$877,759	$1,073,830

See notes to financial statements.

B-34

Investment Options
Davis Real Estate	Davis Value	Delaware VIP Limited-Term Diversified Income Service Class	Delaware VIP Diversified Income Service Class	Delaware VIP Emerging Markets Service Class	Wells Fargo VT International Equity Class II	Fidelity VIP Contrafund Service Class 2

$25,840	$39,866	$8,065	$16,809	$1,855	$10,075	$34,522
61,552	(20,611)	1,758	(3,245)	(44,531)	(4,597)	148,976
—	477,462	—	—	4,879	27,269	422,520
36,966	(145,581)	323	8,907	64,131	(22,079)	(229,515)

124,358	351,136	10,146	22,471	26,334	10,668	376,503

172,605	259,783	19,521	63,475	30,307	2	493,587
(60,993)	(86,563)	(43,585)	(193,632)	(16,146)	—	(289,761)
1,870	(10,435)	—	4,392	(9,919)	—	(38,531)
(116,140)	(104,361)	(11,401)	(17,514)	(3,864)	(3,682)	(329,515)
220,663	25,618	(280,232)	(230,473)	104,015	(51,864)	145,156
1,217	542	(5)	(95)	(140)	19	1,128

219,222	84,584	(315,702)	(373,847)	104,253	(55,525)	(17,936)

343,580	435,720	(305,556)	(351,376)	130,587	(44,857)	358,567
1,366,259	2,889,147	451,676	687,944	273,987	399,481	5,392,586

$1,709,839	$3,324,867	$146,120	$336,568	$404,574	$354,624	$5,751,153

$20,097	$27,425	$4,696	$8,345	$1,702	$11,026	$45,694
106,617	(71,802)	(712)	417	42,155	1,134	331,917
53,230	305,104	—	—	—	—	327,320
(51,680)	465,830	1,034	7,457	109,485	73,733	474,833

128,264	726,557	5,018	16,219	153,342	85,893	1,179,764

183,608	203,391	21,371	62,888	30,025	—	430,611
(116,400)	(242,485)	(20,622)	(18,933)	(908)	(3,847)	(670,327)
(49,519)	983	(10)	—	(844)	—	(52,002)
(100,811)	(101,279)	(4,098)	(5,240)	(4,950)	(3,944)	(309,609)
(132,447)	(92,047)	16,012	(131,783)	(57,029)	12,036	(197,244)
121	(4,828)	—	—	586	—	(4,710)

(215,448)	(236,265)	12,652	(93,067)	(33,120)	4,246	(803,281)

(87,184)	490,292	17,670	(76,848)	120,222	90,139	376,483
1,709,839	3,324,867	146,120	336,568	404,574	354,624	5,751,153

$1,622,655	$3,815,159	$163,790	$259,720	$524,796	$444,763	$6,127,636

B-35

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2016 and 2017 (continued)

	Fidelity VIP Equity -Income Service Class 2	Fidelity VIP Growth Opportunities Service Class 2	Fidelity VIP High Income Service Class 2

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$33,100	$369	$20,870
Net realized gain/(loss) from sale of investments	8,260	74,151	(4,895)
Reinvested realized gain distributions	93,202	15,343	—
Net change in unrealized appreciation/(depreciation) of investments	111,676	(88,801)	31,407

Net increase/(decrease) resulting from operations	246,238	1,062	47,382

2016 Policy Transactions
Net policy purchase payments	137,597	67,976	52,745
Transfers on account of death, surrenders and withdrawals	(58,565)	(23,039)	(2,877)
Transfers of policy loans	(25,221)	(6,187)	2,923
Transfers of cost of insurance and policy fees	(99,395)	(39,941)	(6,916)
Transfers between investment divisions, net	60,443	(58,204)	55,466
Transfers–other	(18)	(9,294)	4

Net increase/(decrease) from policy transactions	14,841	(68,689)	101,345

Total Increase/(Decrease) in Net Assets	261,079	(67,627)	148,727
Net Assets at December 31, 2015	1,399,000	800,334	261,174

Net Assets at December 31, 2016	$1,660,079	$732,707	$409,901

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$24,183	$931	$27,851
Net realized gain/(loss) from sale of investments	30,280	47,551	(3,293)
Reinvested realized gain distributions	35,179	109,569	—
Net change in unrealized appreciation/(depreciation) of investments	107,068	92,444	6,404

Net increase/(decrease) resulting from operations	196,710	250,495	30,962

2017 Policy Transactions
Net policy purchase payments	106,921	71,162	51,517
Transfers on account of death, surrenders and withdrawals	(73,544)	(45,400)	(7,872)
Transfers of policy loans	(3,863)	(5,658)	—
Transfers of cost of insurance and policy fees	(98,792)	(42,817)	(4,458)
Transfers between investment divisions, net	(116,781)	51,990	82,395
Transfers–other	(133)	159	29

Net increase/(decrease) from policy transactions	(186,192)	29,436	121,611

Total Increase/(Decrease) in Net Assets	10,518	279,931	152,573
Net Assets at December 31, 2016	1,660,079	732,707	409,901

Net Assets at December 31, 2017	$1,670,597	$1,012,638	$562,474

See notes to financial statements.

B-36

Investment Options
Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Freedom 2020 Service Class 2	Fidelity VIP Freedom 2030 Service Class 2	Fidelity VIP Government Money Market Service Class 2	Fidelity VIP Index 500 Initial Class	Templeton Growth VIP Class 2	Templeton Global Bond VIP Class 2

$18,547	$—	$289	$853	$4,246	$585	$—
2,450	(3,338)	(2,839)	—	8,136	(1,874)	(16,028)
341,670	2,502	1,654	—	168	1,124	287
267,415	989	2,366	—	36,061	2,095	29,461

630,082	153	1,470	853	48,611	1,930	13,720

485,439	—	—	342,280	141,749	2,176	30,321
(240,551)	—	(23,310)	(1,949,020)	—	—	(47,429)
(1,606)	—	—	248,537	—	—	(7)
(324,112)	(244)	(1,605)	(292,536)	(59,737)	(381)	(10,428)
(1,112)	(104,748)	392	(109,113)	54,542	(4,386)	194,158
1,081	(1)	4	(543)	(12,538)	108	272

(80,861)	(104,993)	(24,519)	(1,760,395)	124,016	(2,483)	166,887

549,221	(104,840)	(23,049)	(1,759,542)	172,627	(553)	180,607
5,546,941	104,840	47,341	6,648,719	130,602	29,173	302,845

$6,096,162	$—	$24,292	$4,889,177	$303,229	$28,620	$483,452

$32,294	$2,326	$2,958	$18,806	$7,012	$355	$—
103,142	12	4,767	—	11,996	3,126	13,741
301,427	1,297	3,340	—	1,075	—	1,438
800,279	7,087	14,790	—	52,077	1,050	(3,400)

1,237,142	10,722	25,855	18,806	72,160	4,531	11,779

469,573	—	—	260,907	156,762	18,333	35,196
(251,777)	—	(56,548)	(1,726,986)	(11,541)	—	(26,688)
(59,929)	—	—	(30,779)	—	(1)	(8)
(322,953)	(479)	(3,474)	(215,831)	(72,539)	(299)	(9,213)
(96,311)	179,670	281,701	912,592	983	(15,649)	(170,164)
85	—	(59)	(796)	167	116	(183)

(261,312)	179,192	221,620	(800,893)	73,832	2,500	(171,060)

975,830	189,914	247,475	(782,087)	145,992	7,031	(159,281)
6,096,162	—	24,292	4,889,177	303,229	28,620	483,452

$7,071,992	$189,914	$271,767	$4,107,090	$449,221	$35,651	$324,171

B-37

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2016 and 2017 (continued)

	Templeton Foreign VIP Class 2	Franklin Mutual Shares VIP Class 2	Franklin Small Cap Value VIP Class 2

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$890	$9,162	$5,830
Net realized gain/(loss) from sale of investments	(2,305)	(26,912)	(67,277)
Reinvested realized gain distributions	797	37,741	107,146
Net change in unrealized appreciation/(depreciation) of investments	577	45,595	134,845

Net increase/(decrease) resulting from operations	(41)	65,586	180,544

2016 Policy Transactions
Net policy purchase payments	7,908	44,355	61,252
Transfers on account of death, surrenders and withdrawals	(17,221)	(46,087)	(78,315)
Transfers of policy loans	—	6,738	1,637
Transfers of cost of insurance and policy fees	(5,338)	(9,094)	(15,370)
Transfers between investment divisions, net	25,784	54,389	(1,636)
Transfers–other	144	(20)	204

Net increase/(decrease) from policy transactions	11,277	50,281	(32,228)

Total Increase/(Decrease) in Net Assets	11,236	115,867	148,316
Net Assets at December 31, 2015	2,643	348,318	641,818

Net Assets at December 31, 2016	$13,879	$464,185	$790,134

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$368	$9,879	$3,566
Net realized gain/(loss) from sale of investments	390	(5,148)	15,969
Reinvested realized gain distributions	—	17,915	48,771
Net change in unrealized appreciation/(depreciation) of investments	1,565	16,704	1,773

Net increase/(decrease) resulting from operations	2,323	39,350	70,079

2017 Policy Transactions
Net policy purchase payments	7,731	54,798	74,730
Transfers on account of death, surrenders and withdrawals	(2,469)	(26,532)	(106,712)
Transfers of policy loans	—	—	882
Transfers of cost of insurance and policy fees	(5,303)	(9,382)	(14,434)
Transfers between investment divisions, net	(3)	(44,961)	(104,778)
Transfers–other	9	(298)	(24)

Net increase/(decrease) from policy transactions	(35)	(26,375)	(150,336)

Total Increase/(Decrease) in Net Assets	2,288	12,975	(80,257)
Net Assets at December 31, 2016	13,879	464,185	790,134

Net Assets at December 31, 2017	$16,167	$477,160	$709,877

See notes to financial statements.

B-38

Investment Options
Morningstar Balanced ETF Asset Allocation Class II	Morningstar Growth ETF Asset Allocation Class II	Morningstar Income and Growth ETF Asset Allocation Class II	Ivy VIP Small Cap Growth	Ivy VIP Mid Cap Growth	Janus Henderson Enterprise Institutional Shares	Janus Henderson Forty Institutional Shares

$5,244	$9,560	$1,734	$—	$—	$16,749	$17,897
97,335	2,665	(788)	(1,007)	(111)	119,018	335
15,131	29,329	5,304	3,086	338	150,652	266,269
(50,517)	17,327	(560)	(1,345)	267	(45,514)	(234,279)

67,193	58,881	5,690	734	494	240,905	50,222

11,263	10,050	18,858	—	8,460	110,569	134,409
(1,082,341)	—	—	—	—	(77,684)	(142,105)
—	6,622	—	3,546	—	(5,582)	(5,041)
(48,824)	(24,474)	(1,298)	(991)	(1,443)	(74,971)	(111,152)
(7,739)	461,141	(3,658)	132,721	—	132,906	70,367
448	1	2	6	(1)	(60)	(403)

(1,127,193)	453,340	13,904	135,282	7,016	85,178	(53,925)

(1,060,000)	512,221	19,594	136,016	7,510	326,083	(3,703)
1,375,144	567,040	84,844	30,993	4,749	2,031,732	2,152,332

$315,144	$1,079,261	$104,438	$167,009	$12,259	$2,357,815	$2,148,629

$7,641	$11,768	$4,960	$—	$—	$15,881	$—
14,168	65,916	(3,320)	16,187	(23)	200,800	13,705
28,848	45,868	13,133	4,441	493	150,252	128,195
(5,175)	47,547	1,204	10,512	3,869	245,278	489,333

45,482	171,099	15,977	31,140	4,339	612,211	631,233

17,381	7,799	21,245	—	12,797	89,916	143,338
—	(210,477)	(367)	(158,084)	—	(188,044)	(105,313)
—	(366)	—	—	—	(53,097)	(21,578)
(9,813)	(26,782)	(2,597)	(2,164)	(2,602)	(78,935)	(117,213)
(7,205)	(103,224)	156,515	—	—	13,167	(26,293)
292	—	(2)	(677)	4	(198)	(243)

655	(333,050)	174,794	(160,925)	10,199	(217,191)	(127,302)

46,137	(161,951)	190,771	(129,785)	14,538	395,020	503,931
315,144	1,079,261	104,438	167,009	12,259	2,357,815	2,148,629

$361,281	$917,310	$295,209	$37,224	$26,797	$2,752,835	$2,652,560

B-39

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2016 and 2017 (continued)

	Janus Henderson Research Institutional Shares	Janus Henderson Global Research Institutional Shares	Janus Henderson Forty Portfolio Service Shares

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$4,528	$18,225	$415
Net realized gain/(loss) from sale of investments	39,171	93,647	(2,363)
Reinvested realized gain distributions	51,327	—	6,166
Net change in unrealized appreciation/(depreciation) of investments	(94,033)	(82,767)	(2,156)

Net increase/(decrease) resulting from operations	993	29,105	2,062

2016 Policy Transactions
Net policy purchase payments	54,350	174,541	28,574
Transfers on account of death, surrenders and withdrawals	(53,366)	(120,234)	—
Transfers of policy loans	(6,759)	(19,008)	3,546
Transfers of cost of insurance and policy fees	(36,449)	(77,595)	(6,974)
Transfers between investment divisions, net	(24,341)	(99,361)	(1,229)
Transfers–other	(153)	(105)	(1)

Net increase/(decrease) from policy transactions	(66,718)	(141,762)	23,916

Total Increase/(Decrease) in Net Assets	(65,725)	(112,657)	25,978
Net Assets at December 31, 2015	903,482	1,814,652	32,550

Net Assets at December 31, 2016	$837,757	$1,701,995	$58,528

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$3,809	$14,350	$—
Net realized gain/(loss) from sale of investments	39,044	147,796	8
Reinvested realized gain distributions	9,114	—	4,533
Net change in unrealized appreciation/(depreciation) of investments	180,976	264,122	17,433

Net increase/(decrease) resulting from operations	232,943	426,268	21,974

2017 Policy Transactions
Net policy purchase payments	70,284	131,172	37,359
Transfers on account of death, surrenders and withdrawals	(37,153)	(229,321)	(2,460)
Transfers of policy loans	(535)	(68,430)	—
Transfers of cost of insurance and policy fees	(33,917)	(73,077)	(9,940)
Transfers between investment divisions, net	(20,066)	(12,538)	24,850
Transfers–other	(231)	289	(170)

Net increase/(decrease) from policy transactions	(21,618)	(251,905)	49,639

Total Increase/(Decrease) in Net Assets	211,325	174,363	71,613
Net Assets at December 31, 2016	837,757	1,701,995	58,528

Net Assets at December 31, 2017	$1,049,082	$1,876,358	$130,141

See notes to financial statements.

B-40

Investment Options
Janus Henderson Research Portfolio Service Shares	Janus Henderson Enterprise Portfolio Service Shares	Janus Henderson Mid Cap Value Portfolio Service Shares	Janus Henderson Balanced Portfolio Service Shares	Janus Henderson Global Research Portfolio Service Shares	MFS Growth Initial Class	MFS Investors Trust Initial Class

$187	$587	$1,906	$4,306	$258	$387	$2,437
(3,739)	(2,971)	(23,623)	(5,157)	(6,336)	43,548	10,061
2,999	6,455	28,785	2,583	—	52,731	31,153
1,101	6,234	23,619	9,219	1,628	(74,265)	(23,926)

548	10,305	30,687	10,951	(4,450)	22,401	19,725

6,147	17,853	25,139	—	16,691	51,231	15,447
—	—	(53,097)	(17,385)	(26,177)	(56,314)	(5,166)
—	—	—	—	—	(3,917)	(172)
(2,336)	(3,336)	(6,960)	(3,307)	(523)	(34,989)	(10,901)
336	(58,102)	62,783	(17,795)	(39,370)	10,558	(34,619)
—	(14,306)	44	194	39	149	418

4,147	(57,891)	27,909	(38,293)	(49,340)	(33,282)	(34,993)

4,695	(47,586)	58,596	(27,342)	(53,790)	(10,881)	(15,268)
46,315	72,874	289,065	302,621	71,780	894,469	315,005

$51,010	$25,288	$347,661	$275,279	$17,990	$883,588	$299,737

$558	$223	$1,453	$4,241	$303	$1,026	$2,487
592	884	26	847	598	68,391	4,204
2,164	2,590	8,237	563	—	38,830	13,420
32,300	5,871	27,594	44,036	6,629	155,013	50,418

35,614	9,568	37,310	49,687	7,530	263,260	70,529

7,727	27,147	45,106	—	12,854	44,060	14,504
—	—	(13,674)	(13,778)	(3,396)	(52,658)	(1,881)
—	—	—	—	—	(45,189)	(1,593)
(6,978)	(6,192)	(6,147)	(3,633)	(366)	(34,211)	(10,517)
166,566	—	(128,621)	42,806	18,402	9,862	4,568
7	(24)	168	(25)	46	101	—

167,322	20,931	(103,168)	25,370	27,540	(78,035)	5,081

202,936	30,499	(65,858)	75,057	35,070	185,225	75,610
51,010	25,288	347,661	275,279	17,990	883,588	299,737

$253,946	$55,787	$281,803	$350,336	$53,060	$1,068,813	$375,347

B-41

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2016 and 2017 (continued)

	MFS New Discovery Initial Class	MFS Research Initial Class	MFS Total Return Initial Class

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$1,449	$91,658
Net realized gain/(loss) from sale of investments	(12,960)	7,566	101,686
Reinvested realized gain distributions	53,093	18,602	103,047
Net change in unrealized appreciation/(depreciation) of investments	52,221	(12,200)	(25,009)

Net increase/(decrease) resulting from operations	92,354	15,417	271,382

2016 Policy Transactions
Net policy purchase payments	137,438	12,529	308,384
Transfers on account of death, surrenders and withdrawals	(55,268)	(13,791)	(198,644)
Transfers of policy loans	(9,707)	(845)	5,462
Transfers of cost of insurance and policy fees	(71,027)	(7,426)	(219,816)
Transfers between investment divisions, net	(89,694)	—	(14,175)
Transfers–other	160	1	4,188

Net increase/(decrease) from policy transactions	(88,098)	(9,532)	(114,601)

Total Increase/(Decrease) in Net Assets	4,256	5,885	156,781
Net Assets at December 31, 2015	1,243,471	174,942	3,086,285

Net Assets at December 31, 2016	$1,247,727	$180,827	$3,243,066

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$2,586	$79,757
Net realized gain/(loss) from sale of investments	10,487	7,946	79,058
Reinvested realized gain distributions	26,442	12,701	92,807
Net change in unrealized appreciation/(depreciation) of investments	293,457	17,655	140,809

Net increase/(decrease) resulting from operations	330,386	40,888	392,431

2017 Policy Transactions
Net policy purchase payments	140,293	10,792	244,352
Transfers on account of death, surrenders and withdrawals	(50,331)	(17,019)	(121,392)
Transfers of policy loans	(41,132)	793	(31,389)
Transfers of cost of insurance and policy fees	(68,758)	(7,132)	(200,828)
Transfers between investment divisions, net	(35,598)	4,500	(7,396)
Transfers–other	122	—	(39)

Net increase/(decrease) from policy transactions	(55,404)	(8,065)	(116,692)

Total Increase/(Decrease) in Net Assets	274,982	32,823	275,739
Net Assets at December 31, 2016	1,247,727	180,827	3,243,066

Net Assets at December 31, 2017	$1,522,709	$213,650	$3,518,805

See notes to financial statements.

B-42

Investment Options
MFS Growth Service Class	MFS Strategic Income Service Class	MFS Research Service Class	MFS Total Return Service Class	MFS Investors Trust Service Class	MFS New Discovery Service Class	Oppenheimer Global /VA Service Class

$—	$—	$1,376	$1,576	$—	$—	$7,717
(3,678)	(3,093)	(22,586)	(1,137)	(10)	(276)	(87,035)
24,954	—	27,061	1,946	5	850	68,418
(15,031)	7,357	17,540	2,491	(13)	1,761	14,139

6,245	4,264	23,391	4,876	(18)	2,335	3,239

44,798	—	15,091	35,457	2,329	18,145	44,565
(33,334)	(10,432)	(147,013)	—	—	—	(42,341)
(31,143)	—	—	—	—	—	(18,685)
(11,444)	(1,921)	(9,182)	(17,369)	(52)	(8,245)	(19,631)
30,497	(58,938)	(243,881)	(766)	—	—	(182,826)
(333)	(68)	162	—	—	(2)	(633)

(959)	(71,359)	(384,823)	17,322	2,277	9,898	(219,551)

5,286	(67,095)	(361,432)	22,198	2,259	12,233	(216,312)
364,293	84,735	705,093	42,228	65	7,235	852,020

$369,579	$17,640	$343,661	$64,426	$2,324	$19,468	$635,708

$—	$568	$4,474	$1,808	$13	$—	$5,398
12,367	(76)	6,831	1,086	27	2,953	4,941
19,436	—	26,835	2,320	96	385	—
85,694	256	41,720	3,843	363	1,883	214,053

117,497	748	79,860	9,057	499	5,221	224,392

55,235	—	24,702	32,520	2,232	13,857	16,426
(34,467)	(13,455)	(4,202)	(1,483)	—	(10,236)	(29,447)
(354)	—	—	—	—	—	(112)
(9,135)	(833)	(7,395)	(17,496)	(298)	(8,749)	(10,613)
5,997	368	(51,630)	4,424	—	—	126,868
(120)	7	1	(1)	—	(3)	(42)

17,156	(13,913)	(38,524)	17,964	1,936	(5,131)	103,080

134,653	(13,165)	41,336	27,021	2,435	90	327,472
369,579	17,640	343,661	64,426	2,324	19,468	635,708

$504,232	$4,475	$384,997	$91,447	$4,759	$19,558	$963,180

B-43

The Guardian Separate Account N

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2016 and 2017 (continued)

	PIMCO Real Return Advisor Class	PIMCO Total Return Advisor Class	ClearBridge Variable Appreciation Class II

2016 Increase/(Decrease) from Operations
Net investment income/(expense)	$5,188	$30,620	$131
Net realized gain/(loss) from sale of investments	(13,106)	(24,531)	(4)
Reinvested realized gain distributions	—	—	237
Net change in unrealized appreciation/(depreciation) of investments	24,718	38,530	418

Net increase/(decrease) resulting from operations	16,800	44,619	782

2016 Policy Transactions
Net policy purchase payments	58,401	75,615	—
Transfers on account of death, surrenders and withdrawals	(55,704)	(124,164)	—
Transfers of policy loans	(1,500)	2,643	—
Transfers of cost of insurance and policy fees	(8,646)	(59,262)	(119)
Transfers between investment divisions, net	(182,958)	(296,648)	5,166
Transfers–other	(301)	(56)	(1)

Net increase/(decrease) from policy transactions	(190,708)	(401,872)	5,046

Total Increase/(Decrease) in Net Assets	(173,908)	(357,253)	5,828
Net Assets at December 31, 2015	360,372	1,639,209	5,831

Net Assets at December 31, 2016	$186,464	$1,281,956	$11,659

2017 Increase/(Decrease) from Operations
Net investment income/(expense)	$4,936	$18,417	$129
Net realized gain/(loss) from sale of investments	(1,567)	(33,656)	41
Reinvested realized gain distributions	—	—	442
Net change in unrealized appreciation/(depreciation) of investments	3,272	61,064	1,557

Net increase/(decrease) resulting from operations	6,641	45,825	2,169

2017 Policy Transactions
Net policy purchase payments	129,894	90,343	—
Transfers on account of death, surrenders and withdrawals	(29,413)	(236,046)	—
Transfers of policy loans	—	(171)	—
Transfers of cost of insurance and policy fees	(4,357)	(29,443)	(142)
Transfers between investment divisions, net	(149,575)	(298,884)	1,675
Transfers–other	272	207	—

Net increase/(decrease) from policy transactions	(53,179)	(473,994)	1,533

Total Increase/(Decrease) in Net Assets	(46,538)	(428,169)	3,702
Net Assets at December 31, 2016	186,464	1,281,956	11,659

Net Assets at December 31, 2017	$139,926	$853,787	$15,361

See notes to financial statements.

B-44

Investment Options
ClearBridge Variable Mid Cap Core Class II	ClearBridge Variable Small Cap Growth Class II	Columbia Variable Portfolio- Small Cap Value Class 2	Dreyfus VIF Appreciation Service Class	Putnam VT Investors Class IB	Pioneer Equity Income VCT Class II

$8	$—	$10	$6	$—	$48
—	(8,130)	(82)	(235)	2	49
40	5,740	249	203	—	121
184	11,820	622	68	219	287

232	9,430	799	42	221	505

—	18,999	4,926	311	683	3,542
—	(870)	—	—	—	—
—	(15,173)	—	—	—	—
(23)	(2,237)	(602)	(114)	(230)	(1,280)
2,661	26,849	43	(1,451)	1,451	—
—	(218)	(1)	2	—	—

2,638	27,350	4,366	(1,252)	1,904	2,262

2,870	36,780	5,165	(1,210)	2,125	2,767
—	130,376	1,441	1,210	—	1,140

$2,870	$167,156	$6,606	$—	$2,125	$3,907

$9	$—	$26	$—	$28	$178
8	603	140	—	11	245
267	5,736	533	—	139	774
214	41,503	412	—	459	564

498	47,842	1,111	—	637	1,761

—	16,426	5,895	—	1,655	13,988
—	—	—	—	—	—
—	286	—	—	—	—
(65)	(1,652)	(1,295)	—	(400)	(2,817)
1,537	70,723	—	—	—	—
—	(114)	—	—	—	(1)

1,471	85,669	4,600	—	1,254	11,170

1,969	133,511	5,711	—	1,891	12,931
2,870	167,156	6,606	—	2,125	3,907

$4,839	$300,667	$12,317	$—	$4,016	$16,838

B-45

THE GUARDIAN SEPARATE ACCOUNT N

NOTES TO FINANCIAL STATEMENTS (December 31, 2017)

NOTE 1 — ORGANIZATION

The Guardian Separate Account N (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by The Guardian Insurance & Annuity Company, Inc. (GIAC) on September 23, 1999, and commenced operations on July 20, 2000. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the survivorship variable universal life, individual variable universal life and flexible premium variable life insurance policies offered through the Account. GIAC provides for variable accumulations and benefits under the policies by crediting the net premium payments or policy loan repayments to one or more investment divisions established within the Account or to the Fixed Rate Option (FRO), as selected by the policyowner. Amounts allocated to the FRO are maintained by GIAC in its general account. The policyowner may transfer his or her policy value among the various investment options based on the selected policy within the Account, or the FRO. However, a policyowner may only invest in up to twenty investment options, including the FRO, at any time. Policyowners may also choose to invest all or a portion of their net premiums or policy account value in the indexed option for the Flexible Solutions VUL III contract only, which is maintained by GIAC in its general account.

The eighty-six investment options of the Account correspond to the following underlying mutual funds and classes of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

Victory RS Large Cap Alpha VIP Series

Victory S&P 500 Index VIP Series

Victory High Yield VIP Series

Victory INCORE Low Duration Bond VIP Series

Victory INCORE Investment Quality Bond VIP Series

Victory RS International VIP Series

Victory Sophus Emerging Markets VIP Series

Victory RS Small Cap Growth Equity VIP Series

Gabelli Capital Asset Fund

Value Line Centurion Fund

Value Line Strategic Asset Management Trust

Invesco V.I. American Franchise Fund Series I

Invesco V.I. Managed Volatility Fund Series I

Invesco V.I. Core Equity Fund Series I

Invesco V.I. Core Equity Fund Series II

Invesco V.I. Government Securities Fund Series II

Invesco V.I. Mid Cap Core Equity Fund Series II

Invesco V.I. Managed Volatility Fund Series II

Invesco V.I. Growth and Income Fund Series II

Invesco V.I. American Franchise Fund Series II

Alger Capital Appreciation Portfolio Class S

AB VPS Value Portfolio Class B

AB VPS Growth and Income Portfolio Class B

AB VPS Large Cap Growth Portfolio Class B

AB VPS Global Thematic Growth Portfolio Class B

AB VPS Real Estate Investment Portfolio Class B

American Century VP Capital Appreciation Fund Class I

American Century VP Mid Cap Value Fund Class I

American Century VP Mid Cap Value Fund Class II

BlackRock Global Allocation V.I. Fund Class III

Davis Financial Portfolio

Davis Real Estate Portfolio

Davis Value Portfolio

Delaware VIP Limited-Term Diversified Income
Series Service Class

Delaware VIP Diversified Income Series Service Class

Delaware VIP Emerging Markets Series Service Class

Wells Fargo VT International Equity Fund Class II

Fidelity VIP Contrafund® Portfolio Service Class 2

Fidelity VIP Equity-Income Portfolio Service Class 2

Fidelity VIP Growth Opportunities Portfolio Service
Class 2

Fidelity VIP High Income Portfolio Service Class 2

Fidelity VIP Mid Cap Portfolio Service Class 2

Fidelity VIP Freedom 2020 Portfolio Service Class 2

Fidelity VIP Freedom 2030 Portfolio Service Class 2

Fidelity VIP Government Money Market Portfolio
Service Class 2

Fidelity VIP Index 500 Portfolio Initial Class

Templeton Growth VIP Fund Class 2

Templeton Global Bond VIP Fund Class 2

Templeton Foreign VIP Fund Class 2

Franklin Mutual Shares VIP Fund Class 2

Franklin Small Cap Value VIP Fund Class 2

Morningstar Balanced ETF Asset Allocation Portfolio
Class II

Morningstar Growth ETF Asset Allocation Portfolio
Class II

Morningstar Income and Growth ETF Asset Allocation Portfolio Class II

Ivy VIP Small Cap Growth

Ivy VIP Mid Cap Growth

Janus Henderson Enterprise Portfolio Institutional Shares
(formerly the Janus Aspen Enterprise Portfolio
Institutional Shares)

Janus Henderson Forty Portfolio Institutional Shares
(formerly the Janus Aspen Forty Portfolio
Institutional Shares)

B-46

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

Janus Henderson Research Portfolio Institutional Shares
(formerly the Janus Aspen Janus Portfolio
Institutional Shares)

Janus Henderson Global Research Portfolio Institutional
Shares (formerly the Janus Aspen Global Research
Portfolio Institutional Shares)

Janus Henderson Forty Portfolio Service Shares
(formerly the Janus Aspen Forty Portfolio
Service Shares)

Janus Henderson Research Portfolio Service Shares
(formerly the Janus Aspen Janus Portfolio
Service Shares)

Janus Henderson Enterprise Portfolio Service Shares
(formerly the Janus Aspen Enterprise Portfolio
Service Shares)

Janus Henderson Mid Cap Value Portfolio Service Shares
(formerly the Janus Aspen Perkins Mid Cap Value
Portfolio Service Shares)

Janus Henderson Balanced Portfolio Service Shares
(formerly the Janus Aspen Balanced Portfolio
Service Shares)

Janus Henderson Global Research Portfolio Service
Shares (formerly the Janus Aspen Global Research
Portfolio Service Shares)

MFS® Growth Series Initial Class

MFS® Investors Trust Series Initial Class

MFS® New Discovery Series Initial Class

MFS® Research Series Initial Class

MFS® Total Return Series Initial Class

MFS® Growth Series Service Class

MFS® Strategic Income Portfolio Service Class

MFS® Research Series Service Class

MFS® Total Return Series Service Class

MFS® Investors Trust Series Service Class

MFS® New Discovery Series Service Class

Oppenheimer Global Fund/VA Service Class

PIMCO Real Return Portfolio Advisor Class

PIMCO Total Return Portfolio Advisor Class

ClearBridge Variable Appreciation Portfolio
Class II

ClearBridge Variable Mid Cap Portfolio Class II

ClearBridge Variable Small Cap Growth Portfolio
Class II

Columbia Variable Portfolio — Small Cap Value Fund
Class 2

Putnam VT Investors Fund Class IB

Pioneer Equity Income VCT Portfolio Class II

A tax-qualified and a non-tax-qualified investment division has been established within each investment option available in the Account.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make benefit payments, are obligations of GIAC.

The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets may not be less than the amount required under state insurance laws to provide for death benefits (without regard to the minimum death benefit guarantee, guaranteed minimum income benefit or guaranteed minimum withdrawal benefit) and other policy benefits. Assets and related liabilities are held in GIAC’s general account to cover the contingency that a policy’s guaranteed benefit might exceed the benefit that would have been payable in the absence of such guarantee.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of significant accounting policies of the Account:

Investments

(a)	Net proceeds of payments made by policyowners to the Account are invested by the Account’s investment divisions in shares of the corresponding Funds at net asset value. All distributions made by the Fund are reinvested in shares of the same Fund.

(b)	The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

B-47

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

(c)	Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains and losses are determined based on the cost of securities sold.

(d)	The cost of investments sold is determined on a first in, first out (FIFO) basis.

The guidance pertaining to the disclosure of fair value measurements requires (1) the separate disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements, (2) additional breakout of the information presented in reconciliation of Level 3 fair value measurements, and (3) increased disclosure about inputs and valuation techniques used to measure fair value. For the year ended December 31, 2017, there were no transfers into or out of Level 1 and Level 2, and there were no Level 3 fair value measurement items requiring reconciliation.

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect management’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1 — inputs are unadjusted quoted market prices available in active markets for identical assets on the reporting date. Assets in this category generally include actively traded registered mutual funds.

Level 2 — inputs are quoted prices for similar instruments in active markets, or quoted prices for identical or similar instruments in markets that are not active.

Level 3 — inputs are unobservable where there is little or no market activity and assumptions are based on internally derived information. Assets in this category generally include all other types of investments that do not meet the criteria of Level 1 or 2. As of December 31, 2017, none of the Account investments are considered Level 3.

The Account invests in various registered mutual funds managed by unaffiliated third parties. The fair value of the registered mutual funds is based upon the reported net asset values (“NAVs”) as provided by the fund manager. The Fair Value Hierarchy level of the Account net assets is based on observable market inputs of the registered mutual funds as published on recognized market exchanges. GIAC’s management reviews each mutual fund’s liquidity in order to determine the level at which those investments should be reported. Generally, actively traded registered mutual funds are considered Level 1.

As of December 31, 2017, all investments of the Account were in actively traded registered mutual funds and were considered Level 1 with a total fair value of $99,667,907.

The guidance indicates that entities should determine whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The guidance also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. As of December 31, 2017, none of the Account’s registered mutual funds investments’ level of trading activities is considered to have significantly decreased.

There were no financial instrument liabilities held by the Account as of December 31, 2017, or during the twelve months then ended.

Subsequent Events

The Account considers events occurring after the balance sheet date but prior to March 15, 2018, the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events requiring recognition or disclosure in the financial statements.

B-48

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

Individual Mortality Table Used and the Assumed Investment Return

The mortality charge for Variable Universal Life Insurance policies is based on the 1980 and 2001 Commissioners’ Standard Ordinary Mortality Table published by the National Association of Insurance Commissioners. The assumed investment return is 3.5%.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of Guardian, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, Guardian does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the policies. Based on this, there is no charge to the Account for federal income taxes. Guardian will review, as needed, the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies. The Tax Cuts and Jobs Act which was enacted into law on December 22, 2017 does not contain any provisions which would impact the status of this policy.

Under the provisions of Section 817(h) of the IRC, a variable life policy will not be treated as a life policy for federal tax purposes for any period for which the investments of the segregated asset account on which the policy is based are not adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Guardian believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

B-49

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

NOTE 3 — PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year December 31, 2017, were as follows:

	Purchases	Sales
Victory RS Large Cap Alpha VIP Series	$615,805	$842,094
Victory S&P 500 Index VIP Series	1,326,174	1,693,322
Victory High Yield VIP Series	91,648	215,614
Victory INCORE Low Duration Bond VIP Series	223,472	249,195
Victory INCORE Investment Quality Bond VIP Series	343,310	590,770
Victory RS International VIP Series	554,166	518,359
Victory Sophus Emerging Markets VIP Series	467,383	429,096
Victory RS Small Cap Growth Equity VIP Series	526,695	1,140,518
Gabelli Capital Asset Fund	396,376	799,423
Value Line Centurion Fund	31,161	131,348
Value Line Strategic Asset Management Trust	375,415	290,027
Invesco V.I. American Franchise Fund Series I	169,359	113,389
Invesco V.I. Managed Volatility Fund Series I	35,362	103,911
Invesco V.I. Core Equity Fund Series I	80,372	149,557
Invesco V.I. Core Equity Fund Series II	70,832	181,977
Invesco V.I. Government Securities Fund Series II	94,128	33,272
Invesco V.I. Mid Cap Core Equity Fund Series II	118,239	197,144
Invesco V.I. Managed Volatility Fund Series II	4,057	1,261
Invesco V.I. Growth and Income Fund Series II	389,327	473,887
Invesco V.I. American Franchise Fund Series II	1,315	145
Alger Capital Appreciation Portfolio Class S	337,041	368,206
AB VPS Value Portfolio Class B	12,854	41,397
AB VPS Growth and Income Portfolio Class B	354,447	210,038
AB VPS Large Cap Growth Portfolio Class B	167,914	174,258
AB VPS Global Thematic Growth Portfolio Class B	63,869	33,355
AB VPS Real Estate Investment Portfolio Class B	128,881	292,861
American Century VP Capital Appreciation Fund Class I	90,464	177,351
American Century VP Mid Cap Value Fund Class I	524,782	348,546
American Century VP Mid Cap Value Fund Class II	19,839	4,616
BlackRock Global Allocation V.I. Fund Class III	154,653	308,245
Davis Financial Portfolio	360,825	151,651
Davis Real Estate Portfolio	294,904	437,025
Davis Value Portfolio	578,689	482,426
Delaware VIP Limited-Term Diversified Income Series Service Class	160,134	142,781
Delaware VIP Diversified Income Series Service Class	118,819	203,541
Delaware VIP Emerging Markets Series Service Class	180,123	211,541
Wells Fargo VT International Equity Fund Class II	22,954	7,682
Fidelity VIP Contrafund Portfolio Service Class 2	781,049	1,211,317
Fidelity VIP Equity-Income Portfolio Service Class 2	159,437	286,267
Fidelity VIP Growth Opportunities Portfolio Service Class 2	226,624	86,689
Fidelity VIP High Income Portfolio Service Class 2	186,444	36,983
Fidelity VIP Mid Cap Portfolio Service Class 2	893,806	821,397
Fidelity VIP Freedom 2020 Portfolio Service Class 2	183,293	479
Fidelity VIP Freedom 2030 Portfolio Service Class 2	288,449	60,531
Fidelity VIP Government Money Market Portfolio Service Class 2	1,485,228	2,267,315
Fidelity VIP Index 500 Portfolio Initial Class	140,820	58,900
Templeton Growth VIP Fund Class 2	30,529	27,675
Templeton Global Bond VIP Fund Class 2	70,243	239,865
Templeton Foreign VIP Fund Class 2	4,924	4,591
Franklin Mutual Shares VIP Fund Class 2	218,576	217,157
Franklin Small Cap Value VIP Fund Class 2	213,872	311,871
Morningstar Balanced ETF Asset Allocation Portfolio Class II	173,051	135,906
Morningstar Growth ETF Asset Allocation Portfolio Class II	248,697	524,111

B-50

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

	Purchases	Sales
Morningstar Income and Growth ETF Asset Allocation Portfolio Class II	$240,371	$47,483
Ivy VIP Small Cap Growth	4,441	160,924
Ivy VIP Mid Cap Growth	12,431	1,740
Janus Henderson Enterprise Portfolio Institutional Shares (formerly the Janus Aspen Enterprise Portfolio Institutional Shares)	329,873	380,931
Janus Henderson Forty Portfolio Institutional Shares (formerly the Janus Aspen Forty Portfolio Institutional Shares)	270,632	269,739
Janus Henderson Research Portfolio Institutional Shares (formerly the Janus Aspen Janus Portfolio Institutional Shares)	105,582	114,277
Janus Henderson Global Research Portfolio Institutional Shares (formerly the Janus Aspen Global Research Portfolio Institutional Shares)	162,143	399,697
Janus Henderson Forty Portfolio Service Shares (formerly the Janus Aspen Forty Portfolio Service Shares)	71,953	17,782
Janus Henderson Research Portfolio Service Shares (formerly the Janus Aspen Janus Portfolio Service Shares)	178,584	8,540
Janus Henderson Enterprise Portfolio Service Shares (formerly the Janus Aspen Enterprise Portfolio Service Shares)	31,236	7,492
Janus Henderson Mid Cap Value Portfolio Service Shares (formerly the Janus Aspen Perkins Mid Cap Value Portfolio Service Shares)	105,539	199,017
Janus Henderson Balanced Portfolio Service Shares (formerly the Janus Aspen Balanced Portfolio Service Shares)	48,422	18,249
Janus Henderson Global Research Portfolio Service Shares (formerly the Janus Aspen Global Research Portfolio Service Shares)	52,502	24,660
MFS Growth Series Initial Class	100,935	139,115
MFS Investors Trust Series Initial Class	33,067	12,079
MFS New Discovery Series Initial Class	193,157	222,119
MFS Research Series Initial Class	31,047	23,827
MFS Total Return Series Initial Class	416,216	360,345
MFS Growth Series Service Class	113,578	76,985
MFS Strategic Income Portfolio Service Class	1,240	14,585
MFS Research Series Service Class	55,887	63,102
MFS Total Return Series Service Class	39,588	17,497
MFS Investors Trust Series Service Class	2,342	298
MFS New Discovery Series Service Class	9,903	14,649
Oppenheimer Global Fund/VA Service Class	260,394	151,917
PIMCO Real Return Portfolio Advisor Class	129,695	177,937
PIMCO Total Return Portfolio Advisor Class	347,670	803,247
ClearBridge Variable Appreciation Portfolio Class II	3,593	1,489
ClearBridge Variable Mid Cap Core Portfolio Class II	1,813	65
ClearBridge Variable Small Cap Growth Portfolio Class II	106,620	15,215
Columbia Variable Portfolio — Small Cap Value Fund Class 2	6,252	1,093
Putnam VT Investors Fund Class IB	1,494	71
Pioneer Equity Income VCT Portfolio Class II	14,687	2,564

Total	$18,273,719	$21,789,611

NOTE 4 — EXPENSES AND RELATED PARTY TRANSACTIONS

Under the terms of the policy, GIAC deducts certain charges from the policy account value. These contractual charges are deducted by redeeming units of the investment divisions and consist of:

a)	Mortality and expense risk charges are as follows:

•

For Park Avenue Millenneium Series, GIAC deducts at a current annual rate of .60% of the net assets of the separate account through the twelfth policy year. Starting in the thirteenth policy year, GIAC deducts at a current annual rate of .40% up to account value breakpoint and .20% on the amount of net assets in excess of the breakpoint.

B-51

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

•

For Flexible Solutions Series, GIAC deducts at a current annual rate of .60% of the net assets of the separate account through the tenth policy year. Starting in the eleventh policy year, GIAC deducts at a current annual rate of .20% up to the account value breakpoint and .00% on the net amount of assets in excess of the breakpoint.

•

For Flexible Solution — Gold Series, GIAC deducts at a current annual rate of .50% of the net assets of the separate account through the tenth policy year. Starting in the eleventh policy year, GIAC deducts at a current annual rate of .10% up to the account value breakpoint and .00% on the net amount of assets in excess of the breakpoint.

•	For Executive Benefits, there is no current annual deduction of the net assets of the separate account. GIAC guarantees this charge never to exceed an annual rate of .25% of the account value.

•	For Flexible Solutions VUL III, there is no current annual deduction of the net assets of the separate account. GIAC guarantees this charge never to exceed an annual rate of .25% of the account value.

The breakpoint is defined as $100,000 less any policy account value allocated to the fixed rate option,

but not less than zero.

b)	Policy and administrative fees, which vary with the basic sum, face amount, age, sex and rating class.

c)	A monthly charge for the cost of life insurance, based on age, sex, duration and rating class, is deducted as compensation for the anticipated cost of paying death benefits.

d)	For Flexible Solutions VUL III, GIAC deducts a monthly indexed account charge at a current annual rate of .45% of the policy value in the indexed account, which is the obligation of GIAC’s general account. GIAC guarantees this charge never to exceed an annual rate of .70% of the indexed account value.

Currently, GIAC makes no charge against the Account for GIAC’s federal income taxes. However,

GIAC reserves the right to charge taxes attributable to the Account in the future.

For the years ended December 31, 2016 and 2017, contractual charges amounted to $4,292,505 and $3,965,115, respectively, and represent the aggregate fair value of the units at the redemption date.

Under current laws, GIAC may incur state and local taxes in several states. At present, these taxes are not significant. In the event of a material change in applicable state or local tax laws, GIAC reserves the right to charge the Account for such taxes, if any, which are attributable to the Account.

Under an investment sub-advisory agreement between Victory Capital Management, Inc. and Park Avenue Institutional Advisors LLC (“PAIA”), a wholly-owned subsidiary of Guardian Investor Services, LLC, which is a wholly owned subsidiary of The Guardian Life Insurance Company of America, serves as the sub-advisor to Victory High Yield VIP Series, Victory Capital pays a monthly fee to the sub-adviser for investment advisory services in an amount equal to 28% of all fees due from such Fund to the Adviser. The sub-advisory fee payable to PAIA also covers the administrative and accounting services provided by PAIA.

GIAC has administrative service fee agreements with Victory Capital Management Inc., Gabelli Capital Asset Fund, Invesco Advisers, Inc., AllianceBernstein, L.P., ALPS Advisors, Inc., American Century Investment Management, Inc., BlackRock Advisors, LLC, Davis Selected Advisers, LP, Delaware Management Company, Wells Fargo Funds Management, LLC, Fidelity Management & Research Company, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Fred Alger Management, Inc., Janus Henderson Group PLC, Massachusetts Financial Services Company , OppenheimerFunds, Inc., PIMCO, Templeton Investment Counsel, LLC, Templeton Global Advisors Limited, EULAV Asset Management, LLC, Legg Mason Partners Fund Advisor, LLC, Ivy Investment Management Company, Columbia Management Investment Advisers, LLC, Pioneer Investment Management, Inc., and Putnam Investment Management, LLC, which compensate GIAC for administrative services provided. These fees range from .05% to .50% of the average daily net assets.

The amount retained by GIAC in the Account is comprised of amounts accruing to GIAC from the operations of the Account and retained therein. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account. These amounts are reflected in the “Liabilities” in the Statements of Assets and Liabilities.

B-52

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

NOTE 5 — CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2017 and 2016, were as follows:

	2017			2016
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Victory RS Large Cap Alpha VIP Series	40,568	57,549	(16,981)	38,845	83,124	(44,279)
Victory S&P 500 Index VIP Series	60,132	87,284	(27,152)	75,697	106,004	(30,307)
Victory High Yield VIP Series	2,946	8,546	(5,600)	5,990	3,338	2,652
Victory INCORE Low Duration Bond VIP Series	15,635	18,111	(2,476)	8,287	14,817	(6,530)
Victory INCORE Investment Quality Bond VIP Series	14,603	27,532	(12,929)	15,420	25,389	(9,969)
Victory RS International VIP Series	30,339	31,403	(1,064)	30,938	27,159	3,779
Victory Sophus Emerging Markets VIP Series	12,679	12,757	(78)	12,543	14,310	(1,767)
Victory RS Small Cap Growth Equity VIP Series	18,811	35,572	(16,761)	23,761	34,239	(10,478)
Gabelli Capital Asset Fund	5,925	24,144	(18,219)	11,368	13,851	(2,483)
Value Line Centurion Fund	2,289	9,723	(7,434)	2,109	1,657	452
Value Line Strategic Asset Management Trust	10,671	12,841	(2,170)	6,658	9,735	(3,077)
Invesco V.I. American Franchise Fund Series I	8,943	8,785	158	4,143	2,806	1,337
Invesco V.I. Managed Volatility Fund Series I	2,147	6,039	(3,892)	2,864	4,617	(1,753)
Invesco V.I. Core Equity Fund Series I	2,659	10,318	(7,659)	4,396	4,419	(23)
Invesco V.I. Core Equity Fund Series II	4,394	10,906	(6,512)	7,689	11,169	(3,480)
Invesco V.I. Government Securities Fund Series II	7,009	3,038	3,971	38,635	50,588	(11,953)
Invesco V.I. Mid Cap Core Equity Fund Series II	7,614	12,510	(4,896)	7,114	6,171	943
Invesco V.I. Managed Volatility Fund Series II	245	113	132	2,544	174	2,370
Invesco V.I. Growth and Income Fund Series II	16,873	22,803	(5,930)	7,733	15,556	(7,823)
Invesco V.I. American Franchise Fund Series II	71	10	61	68	1	67
Alger Capital Appreciation Portfolio Class S	9,222	15,426	(6,204)	25,197	45,612	(20,415)
AB VPS Value Portfolio Class B	504	1,877	(1,373)	699	498	201
AB VPS Growth and Income Portfolio Class B	10,923	8,379	2,544	3,409	5,100	(1,691)
AB VPS Large Cap Growth Portfolio Class B	5,344	6,496	(1,152)	5,209	5,404	(195)
AB VPS Global Thematic Growth Portfolio Class B	3,428	2,125	1,303	7,004	8,308	(1,304)
AB VPS International Value Portfolio Class B	—	—	—	—	662	(662)
AB VPS Real Estate Investment Portfolio Class B	4,747	15,080	(10,333)	27,762	9,262	18,500
American Century VP Capital Appreciation Fund Class I	2,556	9,226	(6,670)	1,115	2,866	(1,751)
American Century VP Mid Cap Value Fund Class I	18,867	13,563	5,304	19,277	7,599	11,678
American Century VP Mid Cap Value Fund Class II	1,183	305	878	895	94	801
BlackRock Global Allocation V.I. Fund Class III	9,641	20,451	(10,810)	21,029	28,386	(7,357)
Davis Financial Portfolio	10,098	6,036	4,062	8,693	3,232	5,461
Davis Real Estate Portfolio	6,275	11,193	(4,918)	12,660	7,737	4,923
Davis Value Portfolio	11,668	21,299	(9,631)	16,703	12,537	4,166
Delaware VIP Limited-Term Diversified Income Series Service Class	12,121	10,995	1,126	27,289	51,461	(24,172)
Delaware VIP Diversified Income Series Service Class	7,627	13,377	(5,750)	9,064	33,236	(24,172)
Delaware VIP Emerging Markets Series Service Class	13,121	15,800	(2,679)	20,098	11,873	8,225

B-53

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

	2017			2016
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Wells Fargo VT International Equity Fund Class II	683	473	210	225	4,186	(3,961)
Fidelity VIP Contrafund Portfolio Service Class 2	22,074	48,329	(26,255)	39,242	41,392	(2,150)
Fidelity VIP Equity-Income Portfolio Service Class 2	4,876	12,103	(7,227)	9,318	8,774	544
Fidelity VIP Growth Opportunities Portfolio Service Class 2	5,804	4,553	1,251	4,843	8,715	(3,872)
Fidelity VIP High Income Portfolio Service Class 2	9,213	2,380	6,833	9,314	2,745	6,569
Fidelity VIP Mid Cap Portfolio Service Class 2	16,001	21,168	(5,167)	23,437	25,966	(2,529)
Fidelity VIP Freedom 2020 Portfolio Service Class 2	10,926	32	10,894	—	7,397	(7,397)
Fidelity VIP Freedom 2030 Portfolio Service Class 2	16,647	3,544	13,103	119	1,820	(1,701)
Fidelity VIP Government Money Market Portfolio Service Class 2	126,274	189,464	(63,190)	262,710	401,944	(139,234)
Fidelity VIP Index 500 Portfolio Initial Class	10,418	5,860	4,558	21,265	10,388	10,877
Templeton Growth VIP Fund Class 2	1,875	1,774	101	583	816	(233)
Templeton Global Bond VIP Fund Class 2	5,807	18,673	(12,866)	23,237	9,881	13,356
Templeton Foreign VIP Fund Class 2	825	827	(2)	5,464	4,378	1,086
Franklin Mutual Shares VIP Fund Class 2	9,906	11,059	(1,153)	11,266	8,360	2,906
Franklin Small Cap Value VIP Fund Class 2	8,446	15,545	(7,099)	9,838	12,008	(2,170)
Morningstar Balanced ETF Asset Allocation Portfolio Class II (formerly the Ibbotson Balanced ETF Asset Allocation Portfolio Class II)	7,781	7,556	225	4,149	76,775	(72,626)
Morningstar Growth ETF Asset Allocation Portfolio Class II (formerly the Ibbotson Growth ETF Asset Allocation Portfolio Class II)	10,422	27,521	(17,099)	28,524	2,220	26,304
Morningstar Income and Growth ETF Asset Allocation Portfolio Class II (formerly the Ibbotson Income and Growth ETF Asset Allocation Portfolio Class II)	14,864	3,382	11,482	1,693	700	993
Ivy VIP Small Cap Growth (formerly the IVY Funds VIP Small Cap Growth)	—	7,472	(7,472)	7,664	282	7,382
Ivy VIP Mid Cap Growth (formerly the IVY Funds VIP Mid Cap Growth)	907	189	718	708	123	585
Janus Henderson Enterprise Portfolio Institutional Shares (formerly the Janus Aspen Enterprise Portfolio Institutional Shares)	10,593	23,447	(12,854)	20,531	15,652	4,879
Janus Henderson Forty Portfolio Institutional Shares (formerly the Janus Aspen Forty Portfolio Institutional Shares)	6,522	11,669	(5,147)	13,042	15,359	(2,317)
Janus Henderson Research Portfolio Institutional Shares (formerly the Janus Aspen Janus Portfolio Institutional Shares)	6,573	7,833	(1,260)	5,294	10,382	(5,088)

B-54

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

	2017			2016
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Janus Henderson Global Research Portfolio Institutional Shares (formerly the Janus Aspen Global Research Portfolio Institutional Shares)	13,845	35,065	(21,220)	18,646	32,814	(14,168)
Janus Henderson Forty Portfolio Service Shares (formerly the Janus Aspen Forty Portfolio Service Shares)	3,337	980	2,357	2,086	649	1,437
Janus Henderson Research Portfolio Service Shares (formerly the Janus Aspen Janus Portfolio Service Shares)	8,772	645	8,127	1,570	1,319	251
Janus Henderson Enterprise Portfolio Service Shares (formerly the Janus Aspen Enterprise Portfolio Service Shares)	1,223	362	861	1,587	4,196	(2,609)
Janus Henderson Mid Cap Value Portfolio Service Shares (formerly the Janus Aspen Perkins Mid Cap Value Portfolio Service Shares)	4,855	10,127	(5,272)	8,072	7,842	230
Janus Henderson Balanced Portfolio Service Shares (formerly the Janus Aspen Balanced Portfolio Service Shares)	840	377	463	2,963	3,843	(880)
Janus Henderson Global Research Portfolio Service Shares (formerly the Janus Aspen Global Research Portfolio Service Shares)	3,172	1,614	1,558	2,472	6,065	(3,593)
MFS Growth Series Initial Class	3,931	8,758	(4,827)	4,724	6,975	(2,251)
MFS Investors Trust Series Initial Class	831	611	220	836	2,876	(2,040)
MFS New Discovery Series Initial Class	7,890	9,979	(2,089)	7,535	12,508	(4,973)
MFS Research Series Initial Class	786	1,200	(414)	786	1,295	(509)
MFS Total Return Series Initial Class	11,554	15,709	(4,155)	16,318	21,014	(4,696)
MFS Growth Series Service Class	4,010	3,270	740	13,497	13,627	(130)
MFS Strategic Income Portfolio Service Class	63	936	(873)	1,297	6,106	(4,809)
MFS Research Series Service Class	1,233	2,813	(1,580)	11,522	33,104	(21,582)
MFS Total Return Series Service Class	2,172	1,145	1,027	2,256	1,154	1,102
MFS Investors Trust Series Service Class	135	21	114	170	4	166
MFS New Discovery Series Service Class	1,199	1,538	(339)	1,773	787	986
Oppenheimer Global Fund/VA Service Class	11,228	7,385	3,843	23,504	35,163	(11,659)
PIMCO Real Return Portfolio Advisor Class	13,427	17,370	(3,943)	7,511	22,271	(14,760)
PIMCO Total Return Portfolio Advisor Class	26,038	61,574	(35,536)	15,344	45,713	(30,369)
ClearBridge Variable Appreciation Portfolio Class II	68	37	31	143	9	134
ClearBridge Variable Mid Cap Core Portfolio Class II	61	3	58	118	1	117
ClearBridge Variable Small Cap Growth Portfolio Class II	3,164	481	2,683	3,237	2,186	1,051
Columbia Variable Portfolio — Small Cap Value Fund Class 2	368	85	283	364	49	315
Dreyfus VIF Appreciation Portfolio Service Class	—	—	—	29	136	(107)
Putnam VT Investors Fund Class IB	136	33	103	213	22	191
Pioneer Equity Income VCT Portfolio Class II	917	186	731	269	96	173

B-55

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

NOTE 6 — FINANCIAL HIGHLIGHTS

GIAC sells a number of variable life insurance policy products that are funded by the Account. These products have unique combinations of features and fees that are charged against the policyholder’s account balance. The differences in the fee structures result in a same unit values, expense ratios and total returns since fee charges are made directly to policy owners’ accounts through redemption of units.

In 2010, the Account elected to present in the Financial Highlights appearing in Note 6 based on the aggregate product basis for each of the Account’s investment options, rather than separate information for each product level as reported in prior periods as permitted by AICPA Statement of Position 03-5. The Account similarly elected to report aggregate period-end units outstanding, unit value and net assets for each investment option in the Statements of Assets and Liabilities and the Financial Highlights Notes herein. Prior-period financial highlights appearing in Note 6 have been retrospectively adjusted conforming to the current period presentation.

The following represent amounts for the years ended December 31, excluding the effect of the expenses of the underlying fund portfolios and charges made directly to policyholders’ accounts through redemption of units:

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $
Victory RS Large Cap Alpha VIP Series
2017	334,919	$19.44	$6,511,163	—	1.09%	18.67%
2016	351,900	16.38	5,765,153	—	1.10%	9.03%
2015	396,179	15.03	5,953,213	—	1.25%	-2.01%
2014	447,950	15.33	6,869,075	—	1.22%	13.58%
2013	510,114	13.50	6,887,070	—	1.33%	38.71%
Victory S&P 500 Index VIP Series
2017	470,419	$24.52	$11,533,570	—	1.84%	21.60%
2016	497,571	20.16	10,032,128	—	2.14%	11.75%
2015	527,878	18.04	9,524,235	—	1.93%	1.03%
2014	509,905	17.86	9,106,408	—	1.80%	13.42%
2013	533,255	15.75	8,396,473	—	1.85%	32.01%
Victory High Yield VIP Series
2017	17,384	$27.80	$483,241	—	5.03%	9.94%
2016	22,984	25.28	581,101	—	7.17%	15.44%
2015	20,332	21.90	445,289	—	6.87%	-4.58%
2014	19,357	22.95	444,303	—	6.08%	-0.84%
2013	21,982	23.15	508,830	—	6.67%	6.94%
Victory INCORE Low Duration Bond VIP Series
2017	51,460	$14.32	$736,970	—	1.32%	1.64%
2016	53,936	14.09	759,994	—	1.24%	2.05%
2015	60,466	13.81	834,922	—	1.29%	0.47%
2014	65,421	13.74	899,152	—	1.57%	0.92%
2013	70,510	13.62	960,216	—	1.67%	0.24%
Victory INCORE Investment Quality Bond VIP Series
2017	106,133	$24.15	$2,563,224	—	2.28%	4.15%
2016	119,062	23.19	2,760,894	—	2.29%	3.53%
2015	129,031	22.40	2,889,962	—	2.43%	0.33%
2014	128,719	22.32	2,873,618	—	3.18%	5.55%
2013	126,835	21.15	2,682,694	—	2.25%	-1.63%

B-56

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $
Victory RS International VIP Series
2017	124,397	$19.29	$2,399,028	—	2.15%	25.68%
2016	125,461	15.34	1,925,096	—	2.28%	1.60%
2015	121,682	15.10	1,837,720	—	2.03%	0.84%
2014	119,767	14.98	1,793,702	—	1.96%	-5.30%
2013	124,006	15.81	1,961,083	—	1.37%	20.11%
Victory Sophus Emerging Markets VIP Series
2017	59,240	$46.94	$2,780,718	—	0.95%	42.88%
2016	59,318	32.85	1,948,833	—	0.93%	11.57%
2015	61,085	29.45	1,798,740	—	0.43%	-12.74%
2014	69,332	33.75	2,339,639	—	1.01%	-3.71%
2013	74,438	35.05	2,608,723	—	0.24%	-3.47%
Victory RS Small Cap Growth Equity VIP Series
2017	135,903	$42.85	$5,823,183	—	0.00%	38.19%
2016	152,664	31.01	4,733,549	—	0.00%	1.44%
2015	163,142	30.57	4,986,772	—	0.00%	0.62%
2014	180,511	30.38	5,483,771	—	0.00%	10.13%
2013	202,871	27.59	5,596,265	—	0.00%	50.13%
RS Money Market VIP Series Class I(6)
2017	—	$—	$—	—	—	—
2016	—	—	—	—	—	—
2015	—	—	—	—	—	—
2014	511,482	12.64	6,464,599	—	0.01%	0.00%
2013	688,320	12.64	8,699,479	—	0.01%	0.01%
Gabelli Capital Asset Fund
2017	57,863	$39.88	$2,307,551	—	0.25%	20.49%
2016	76,082	33.10	2,518,131	—	0.63%	14.25%
2015	78,565	28.97	2,276,001	—	0.45%	-8.81%
2014	82,403	31.77	2,617,678	—	0.44%	0.56%
2013	91,063	31.59	2,876,568	—	0.66%	37.53%
Value Line Centurion Fund
2017	30,596	$15.87	$485,616	—	0.20%	19.71%
2016	38,030	13.26	504,228	—	0.19%	6.86%
2015	37,578	12.41	466,241	—	0.35%	1.08%
2014	36,334	12.27	445,997	—	0.22%	9.25%
2013	36,077	11.24	405,330	—	0.56%	30.96%
Value Line Strategic Asset Management Trust
2017	65,536	$25.32	$1,659,236	—	0.55%	16.88%
2016	67,706	21.66	1,466,554	—	0.60%	5.51%
2015	70,783	20.53	1,453,096	—	0.72%	0.88%
2014	81,516	20.35	1,658,864	—	0.47%	8.51%
2013	86,544	18.75	1,623,062	—	0.84%	21.63%
Invesco V.I. American Franchise Fund Series I
2017	46,833	$14.75	$690,721	—	0.08%	27.34%
2016	46,675	11.58	540,589	—	0.00%	2.27%
2015	45,338	11.33	513,459	—	0.00%	5.01%
2014	46,583	10.79	502,403	—	0.04%	8.44%
2013	45,034	9.95	447,901	—	0.44%	40.14%

B-57

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $
Invesco V.I. Managed Volatility Fund Series I
2017	22,458	$20.49	$460,132	—	1.30%	10.56%
2016	26,350	18.53	488,310	—	1.95%	10.61%
2015	28,103	16.75	470,829	—	1.41%	-2.15%
2014	29,470	17.12	504,588	—	2.89%	20.57%
2013	29,883	14.20	424,367	—	2.83%	10.76%
Invesco V.I. Core Equity Fund Series I
2017	46,463	$16.43	$763,389	—	1.03%	13.17%
2016	54,122	14.52	785,703	—	0.76%	10.26%
2015	54,145	13.17	712,873	—	1.14%	-5.77%
2014	52,252	13.97	730,070	—	0.84%	8.15%
2013	57,148	12.92	738,329	—	1.45%	29.25%
Invesco V.I. Core Equity Fund Series II
2017	1,087	$18.66	$20,290	—	0.50%	12.88%
2016	7,599	16.53	125,644	—	0.47%	10.02%
2015	11,079	15.03	166,503	—	0.92%	-6.00%
2014	11,696	15.99	187,003	—	0.75%	7.85%
2013	10,984	14.83	162,839	—	1.86%	28.93%
Invesco V.I. Government Securities Fund Series II
2017	45,057	$12.84	$578,595	—	1.87%	1.72%
2016	41,086	12.62	518,675	—	2.17%	1.00%
2015	53,039	12.50	662,926	—	1.75%	0.06%
2014	50,382	12.49	629,338	—	2.89%	3.88%
2013	72,022	12.02	866,039	—	3.34%	-2.85%
Invesco V.I. Mid Cap Core Equity Fund Series II
2017	5,829	$18.25	$106,391	—	0.27%	14.65%
2016	10,725	15.92	170,722	—	0.00%	13.16%
2015	9,782	14.07	137,605	—	0.07%	-4.28%
2014	13,379	14.70	196,613	—	0.00%	4.17%
2013	15,291	14.11	215,725	—	0.65%	28.46%
Invesco V.I. Managed Volatility Fund Series II
2017	2,832	$17.68	$50,088	—	1.10%	10.33%
2016	2,700	16.03	43,273	—	0.65%	10.31%
2015	330	14.53	4,792	—	1.53%	-2.37%
2014	475	14.88	7,071	—	2.53%	20.23%
2013	564	12.38	6,982	—	2.63%	10.52%
Invesco V.I. Growth and Income Fund Series II
2017	35,638	$23.07	$822,320	—	1.24%	14.04%
2016	41,568	20.23	841,091	—	0.87%	19.43%
2015	49,391	16.94	836,800	—	2.65%	-3.31%
2014	39,223	17.52	687,296	—	1.46%	9.97%
2013	39,393	15.93	627,722	—	1.37%	33.77%
Invesco V.I. American Franchise Fund Series II
2017	128	$17.99	$2,309	—	0.00%	27.03%
2016	67	14.16	948	—	0.00%	2.02%
2015	—	—	—	—	—	—
2014	—	—	—	—	—	—
2013	—	—	—	—	—	—

B-58

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $
Alger Capital Appreciation Portfolio Class S
2017	77,159	$27.63	$2,131,696	—	0.00%	30.74%
2016	83,363	21.13	1,761,639	—	0.00%	0.22%
2015	103,778	21.09	2,188,216	—	0.00%	5.91%
2014	110,036	19.91	2,190,634	—	0.00%	13.45%
2013	112,688	17.55	1,977,518	—	0.12%	34.79%
AB VPS Value Portfolio Class B
2017	7,500	$23.64	$177,344	—	1.17%	13.29%
2016	8,873	20.87	185,200	—	1.48%	11.29%
2015	8,672	18.75	162,632	—	1.81%	-7.17%
2014	11,393	20.20	230,165	—	1.68%	10.77%
2013	14,084	18.24	256,860	—	2.05%	36.49%
AB VPS Growth and Income Portfolio Class B
2017	30,908	$28.43	$878,676	—	1.29%	18.60%
2016	28,364	23.97	679,916	—	0.78%	11.07%
2015	30,055	21.58	648,633	—	1.14%	1.43%
2014	33,750	21.28	718,134	—	1.08%	9.29%
2013	34,688	19.47	675,360	—	0.72%	34.59%
AB VPS Large Cap Growth Portfolio Class B
2017	14,751	$32.48	$479,058	—	0.00%	31.67%
2016	15,903	24.66	392,238	—	0.00%	2.35%
2015	16,098	24.10	387,904	—	0.00%	10.85%
2014	13,758	21.74	299,051	—	0.00%	13.84%
2013	27,767	19.09	530,196	—	0.00%	37.00%
AB VPS Global Thematic Growth Portfolio Class B
2017	14,022	$20.58	$288,572	—	0.31%	36.30%
2016	12,719	15.10	192,051	—	0.00%	-0.88%
2015	14,023	15.23	213,608	—	0.00%	2.65%
2014	12,872	14.84	191,025	—	0.00%	4.81%
2013	13,036	14.16	184,578	—	0.02%	22.93%
AB VPS International Value Portfolio Class B(8)
2017	—	$—	$—	—	—	—
2016	—	—	—	—	—	—
2015	662	9.02	5,968	—	2.29%	2.40%
2014	626	8.81	5,517	—	3.56%	-6.46%
2013	584	9.42	5,497	—	5.86%	22.73%
AB VPS Real Estate Investment Portfolio Class B
2017	28,044	$20.28	$568,815	—	1.42%	6.37%
2016	38,377	19.07	731,779	—	1.29%	7.39%
2015	19,877	17.76	352,961	—	1.32%	0.66%
2014	25,962	17.64	457,959	—	2.28%	24.95%
2013	38,599	14.12	544,908	—	1.30%	3.97%
American Century VP Capital Appreciation Fund Class I
2017	14,992	$21.45	$321,537	—	0.00%	21.79%
2016	21,662	17.61	381,464	—	0.00%	3.23%
2015	23,413	17.06	399,406	—	0.00%	1.93%
2014	16,431	16.74	274,998	—	0.00%	8.14%
2013	37,800	15.48	585,001	—	0.00%	30.92%

B-59

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $
American Century VP Mid Cap Value Fund Class I
2017	38,449	$28.31	$1,088,632	—	1.55%	11.69%
2016	33,145	25.35	840,192	—	1.74%	22.85%
2015	21,467	20.63	442,949	—	1.63%	-1.43%
2014	25,762	20.93	539,289	—	1.26%	16.42%
2013	21,455	17.98	385,783	—	1.23%	30.11%
American Century VP Mid Cap Value Fund Class II
2017	1,940	$17.30	$33,564	—	1.47%	11.47%
2016	1,062	15.52	16,485	—	1.79%	22.72%
2015	261	12.65	3,303	—	1.53%	-1.58%
2014	86	12.85	1,111	—	0.38%	16.24%
2013	—	—	—	—	—	—
BlackRock Global Allocation V.I. Fund Class III
2017	51,992	$16.88	$877,759	—	1.19%	13.71%
2016	62,802	14.85	932,454	—	1.22%	3.80%
2015	70,159	14.30	1,003,498	—	1.05%	-1.00%
2014	96,110	14.45	1,388,581	—	2.25%	1.93%
2013	96,452	14.17	1,367,107	—	1.17%	14.42%
Davis Financial Portfolio
2017	35,958	$29.86	$1,073,830	—	0.80%	21.42%
2016	31,896	24.60	784,492	—	1.26%	14.25%
2015	26,435	21.53	569,072	—	0.87%	2.01%
2014	27,268	21.10	575,473	—	1.20%	12.85%
2013	29,904	18.70	559,243	—	0.56%	31.26%
Davis Real Estate Portfolio
2017	34,961	$46.41	$1,622,655	—	1.21%	8.25%
2016	39,879	42.88	1,709,839	—	1.75%	9.70%
2015	34,956	39.09	1,366,259	—	1.59%	1.65%
2014	37,743	38.45	1,451,253	—	1.17%	27.54%
2013	43,466	30.15	1,310,399	—	1.15%	-1.32%
Davis Value Portfolio
2017	140,238	$27.20	$3,815,159	—	0.78%	22.63%
2016	149,869	22.19	3,324,867	—	1.34%	11.88%
2015	145,703	19.83	2,889,147	—	0.79%	1.60%
2014	154,023	19.52	3,006,164	—	0.96%	6.06%
2013	153,217	18.40	2,819,584	—	0.88%	33.43%
Delaware VIP Limited-Term Diversified Income Series Service Class
2017	12,395	$13.21	$163,790	—	1.80%	1.92%
2016	11,269	12.97	146,120	—	1.41%	1.73%
2015	35,441	12.74	451,676	—	1.43%	0.63%
2014	62,694	12.66	793,992	—	1.26%	1.44%
2013	95,671	12.48	1,194,394	—	1.21%	-1.32%
Delaware VIP Diversified Income Series Service Class
2017	16,004	$16.23	$259,720	—	2.41%	4.89%
2016	21,754	15.47	336,568	—	3.80%	3.28%
2015	45,926	14.98	687,944	—	2.56%	-1.34%
2014	38,108	15.18	578,589	—	1.94%	4.98%
2013	33,270	14.46	481,159	—	2.21%	-1.42%

B-60

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NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $
Delaware VIP Emerging Markets Series Service Class
2017	33,060	$15.87	$524,796	—	0.37%	40.23%
2016	35,739	11.32	404,574	—	0.66%	13.68%
2015	27,514	9.96	273,987	—	0.60%	-14.77%
2014	19,839	11.68	231,805	—	0.36%	-8.26%
2013	17,488	12.74	222,744	—	1.60%	9.86%
Wells Fargo VT International Equity Fund Class II
2017	24,415	$18.22	$444,763	—	2.77%	24.34%
2016	24,205	14.65	354,624	—	2.76%	3.30%
2015	28,166	14.18	399,481	—	3.98%	1.80%
2014	29,840	13.93	415,748	—	2.82%	-5.35%
2013	32,594	14.72	479,802	—	2.01%	19.52%
Fidelity VIP Contrafund Portfolio Service Class 2
2017	185,990	$32.95	$6,127,636	—	0.75%	21.59%
2016	212,245	27.10	5,751,153	—	0.66%	7.73%
2015	214,395	25.15	5,392,586	—	0.76%	0.42%
2014	239,308	25.05	5,994,292	—	0.68%	11.65%
2013	304,539	22.43	6,832,005	—	0.87%	30.95%
Fidelity VIP Equity-Income Portfolio Service Class 2
2017	60,530	$27.60	$1,670,597	—	1.46%	12.65%
2016	67,757	24.50	1,660,079	—	2.24%	17.71%
2015	67,213	20.81	1,399,000	—	2.59%	-4.24%
2014	92,898	21.74	2,019,194	—	2.66%	8.48%
2013	102,847	20.04	2,060,705	—	2.25%	27.83%
Fidelity VIP Growth Opportunities Portfolio Service Class 2
2017	42,887	$23.61	$1,012,638	—	0.11%	34.18%
2016	41,636	17.60	732,707	—	0.05%	0.06%
2015	45,508	17.59	800,334	—	0.00%	5.34%
2014	46,692	16.69	779,499	—	0.01%	11.95%
2013	44,446	14.91	662,820	—	0.05%	37.54%
Fidelity VIP High Income Portfolio Service Class 2
2017	30,934	$18.18	$562,474	—	5.90%	6.91%
2016	24,101	17.01	409,901	—	5.99%	14.17%
2015	17,532	14.90	261,174	—	6.80%	-3.87%
2014	15,139	15.50	234,592	—	5.49%	0.90%
2013	13,991	15.36	214,866	—	6.25%	5.70%
Fidelity VIP Mid Cap Portfolio Service Class 2
2017	132,349	$53.43	$7,071,992	—	0.49%	20.54%
2016	137,516	44.33	6,096,162	—	0.33%	11.92%
2015	140,045	39.61	5,546,941	—	0.24%	-1.63%
2014	153,272	40.26	6,171,300	—	0.02%	6.03%
2013	157,490	37.97	5,980,413	—	0.29%	35.87%

B-61

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $
Fidelity VIP Freedom 2020 Portfolio Service Class 2
2017	10,894	$17.43	$189,914	—	2.45%	16.26%
2016	—	—	—	—	—	—
2015	7,397	14.17	104,840	—	5.72%	-0.54%
2014	8,152	14.25	116,162	—	1.15%	4.60%
2013	10,716	13.62	145,987	—	1.93%	15.63%
Fidelity VIP Freedom 2030 Portfolio Service Class 2
2017	14,687	$18.50	$271,767	—	1.75%	20.69%
2016	1,584	15.33	24,292	—	0.85%	6.37%
2015	3,285	14.41	47,341	—	1.44%	-0.53%
2014	17,670	14.49	256,028	—	1.59%	4.74%
2013	8,714	13.83	120,544	—	1.59%	21.41%
Fidelity VIP Government Money Market Portfolio Service Class 2(5)(6)
2017	323,622	$12.69	$4,107,090	—	0.42%	0.41%
2016	386,812	12.64	4,889,177	—	0.01%	0.00%
2015	526,046	12.64	6,648,719	—	0.01%	0.00%
Fidelity VIP Index 500 Portfolio Initial Class
2017	25,547	$17.58	$449,221	—	1.91%	21.71%
2016	20,989	14.45	303,229	—	1.52%	11.86%
2015	10,112	12.92	130,602	—	2.24%	1.33%
2014	6,338	12.75	80,783	—	3.05%	13.57%
2013	169	11.22	1,892	—	2.56%	12.23%
Templeton Growth VIP Fund Class 2
2017	2,091	$17.05	$35,651	—	1.42%	18.50%
2016	1,990	14.39	28,620	—	2.19%	9.62%
2015	2,223	13.12	29,173	—	2.11%	-6.49%
2014	2,296	14.03	32,215	—	0.79%	-2.81%
2013	3,262	14.44	47,095	—	11.16%	30.82%
Templeton Global Bond VIP Fund Class 2
2017	24,739	$13.10	$324,171	—	0.00%	1.93%
2016	37,605	12.86	483,452	—	0.00%	2.94%
2015	24,249	12.49	302,845	—	8.41%	-4.30%
2014	56,740	13.05	740,510	—	3.58%	1.83%
2013	58,829	12.82	753,940	—	4.42%	1.63%
Templeton Foreign VIP Fund Class 2
2017	1,362	$11.87	$16,167	—	2.46%	16.69%
2016	1,364	10.17	13,879	—	5.19%	7.18%
2015	278	9.49	2,643	—	2.22%	-6.49%
2014	114	10.15	1,162	—	0.36%	-11.13%
2013	5	11.42	52	—	0.00%	14.23%
Franklin Mutual Shares VIP Fund Class 2
2017	21,352	$22.35	$477,160	—	2.07%	8.35%
2016	22,505	20.63	464,185	—	2.23%	16.06%
2015	19,599	17.77	348,318	—	3.62%	-4.94%
2014	15,795	18.70	295,283	—	2.12%	7.12%
2013	9,272	17.45	161,821	—	2.22%	28.26%

B-62

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $
Franklin Small Cap Value VIP Fund Class 2
2017	30,647	$23.16	$709,877	—	0.50%	10.65%
2016	37,746	20.93	790,134	—	0.87%	30.19%
2015	39,916	16.08	641,818	—	0.66%	-7.39%
2014	40,965	17.36	711,215	—	0.54%	0.57%
2013	62,074	17.26	1,071,584	—	1.35%	36.24%
Morningstar Balanced ETF Asset Allocation Portfolio Class II
2017	19,677	$18.36	$361,281	—	2.09%	13.33%
2016	19,452	16.20	315,144	—	0.66%	8.48%
2015	92,078	14.93	1,375,144	—	1.35%	-2.22%
2014	98,351	15.27	1,502,191	—	1.11%	4.51%
2013	111,565	14.61	1,630,479	—	1.45%	11.86%
Morningstar Growth ETF Asset Allocation Portfolio Class II
2017	44,987	$20.39	$917,310	—	1.10%	17.30%
2016	62,086	17.38	1,079,261	—	1.52%	9.69%
2015	35,782	15.85	567,040	—	1.42%	-2.51%
2014	25,435	16.26	413,455	—	0.93%	4.57%
2013	29,748	15.54	462,426	—	1.16%	16.54%
Morningstar Income and Growth ETF Asset Allocation Portfolio Class II
2017	18,789	$15.71	$295,209	—	2.83%	9.94%
2016	7,307	14.29	104,438	—	1.84%	6.37%
2015	6,314	13.43	84,844	—	0.74%	-1.68%
2014	14,226	13.66	194,398	—	0.41%	3.30%
2013	8,030	13.23	106,225	—	0.89%	7.33%
Ivy VIP Small Cap Growth
2017	1,653	$22.53	$37,224	—	0.00%	23.12%
2016	9,125	18.30	167,009	—	0.00%	2.91%
2015	1,743	17.78	30,993	—	0.00%	1.88%
2014	2,204	17.46	38,459	—	0.00%	1.59%
2013	6,698	17.18	115,067	—	0.00%	43.36%
Ivy VIP Mid Cap Growth
2017	1,711	$15.66	$26,797	—	0.00%	26.89%
2016	993	12.34	12,259	—	0.00%	6.12%
2015	408	11.63	4,749	—	0.00%	-5.78%
2014	176	12.34	2,175	—	0.00%	7.87%
2013	—	—	—	—	—	—
Janus Henderson Enterprise Portfolio Institutional Shares (formerly the Janus Aspen Enterprise Portfolio Institutional Shares)
2017	140,709	$19.56	$2,752,835	—	0.62%	27.42%
2016	153,563	15.35	2,357,815	—	0.79%	12.36%
2015	148,684	13.66	2,031,732	—	0.86%	4.03%
2014	160,468	13.14	2,107,829	—	0.16%	12.52%
2013	181,780	11.67	2,122,055	—	0.50%	32.38%

B-63

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $
Janus Henderson Forty Portfolio Institutional Shares (formerly the Janus Aspen Forty Portfolio Institutional Shares)
2017	92,602	$28.64	$2,652,560	—	0.00%	30.31%
2016	97,749	21.98	2,148,629	—	0.84%	2.20%
2015	100,066	21.51	2,152,332	—	1.16%	12.22%
2014	106,860	19.17	2,048,154	—	0.16%	8.73%
2013	105,045	17.63	1,851,688	—	0.72%	31.23%
Janus Henderson Research Portfolio Institutional Shares (formerly the Janus Aspen Janus Portfolio Institutional Shares)
2017	59,427	$17.65	$1,049,082	—	0.39%	27.88%
2016	60,687	13.80	837,757	—	0.54%	0.50%
2015	65,775	13.74	903,482	—	0.64%	5.35%
2014	70,219	13.04	915,574	—	0.37%	12.99%
2013	69,091	11.54	797,268	—	0.79%	30.34%
Janus Henderson Global Research Portfolio Institutional Shares (formerly the Janus Aspen Global Research Portfolio Institutional Shares)
2017	139,397	$13.46	$1,876,358	—	0.80%	27.03%
2016	160,617	10.60	1,701,995	—	1.08%	2.07%
2015	174,785	10.38	1,814,652	—	0.66%	-2.29%
2014	164,417	10.63	1,746,942	—	1.09%	7.44%
2013	164,887	9.89	1,630,555	—	1.23%	28.43%
Janus Henderson Forty Portfolio Service Shares (formerly the Janus Aspen Forty Portfolio Service Shares)
2017	5,675	$22.93	$130,141	—	0.00%	29.99%
2016	3,318	17.64	58,528	—	0.87%	1.94%
2015	1,881	17.30	32,550	—	1.44%	11.94%
2014	3,025	15.46	46,763	—	0.04%	8.47%
2013	1,036	14.25	14,760	—	0.78%	30.89%
Janus Henderson Research Portfolio Service Shares (formerly the Janus Aspen Janus Portfolio Service Shares)
2017	10,927	$23.24	$253,946	—	0.32%	27.55%
2016	2,800	18.22	51,010	—	0.46%	0.27%
2015	2,549	18.17	46,315	—	0.56%	5.08%
2014	1,294	17.29	22,374	—	0.12%	12.73%
2013	11,430	15.34	175,335	—	0.65%	29.99%
Janus Henderson Enterprise Portfolio Service Shares (formerly the Janus Aspen Enterprise Portfolio Service Shares)
2017	2,031	$27.47	$55,787	—	0.54%	27.09%
2016	1,170	21.62	25,288	—	0.93%	12.10%
2015	3,779	19.28	72,874	—	0.77%	3.77%
2014	3,509	18.58	65,206	—	0.06%	12.24%
2013	—	—	—	—	—	—

B-64

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $
Janus Henderson Mid Cap Value Portfolio Service Shares (formerly the Janus Aspen Perkins Mid Cap Value Portfolio Service Shares)
2017	13,121	$21.48	$281,803	—	0.50%	13.63%
2016	18,393	18.90	347,661	—	0.89%	18.76%
2015	18,163	15.92	289,065	—	1.09%	-3.69%
2014	38,489	16.53	636,033	—	3.67%	8.44%
2013	39,483	15.24	601,689	—	1.16%	25.81%
Janus Henderson Balanced Portfolio Service Shares (formerly the Janus Aspen Balanced Portfolio Service Shares)
2017	6,458	$54.25	$350,336	—	1.42%	18.13%
2016	5,995	45.92	275,279	—	1.74%	4.32%
2015	6,875	44.02	302,621	—	1.68%	0.41%
2014	7,611	43.84	333,638	—	1.58%	8.24%
2013	10,108	40.50	409,385	—	2.01%	19.80%
Janus Henderson Global Research Portfolio Service Shares (formerly the Janus Aspen Global Research Portfolio Service Shares)
2017	2,731	$19.43	$53,060	—	0.82%	26.68%
2016	1,173	15.33	17,990	—	0.94%	1.82%
2015	4,766	15.06	71,780	—	0.50%	-2.53%
2014	11,912	15.45	184,061	—	1.22%	7.18%
2013	13,848	14.42	199,634	—	1.10%	28.08%
MFS Growth Series Initial Class
2017	55,935	$19.11	$1,068,813	—	0.10%	31.40%
2016	60,762	14.54	883,588	—	0.04%	2.44%
2015	63,013	14.20	894,469	—	0.16%	7.56%
2014	63,269	13.20	834,980	—	0.10%	8.94%
2013	68,101	12.11	824,964	—	0.23%	36.85%
MFS Investors Trust Series Initial Class
2017	14,672	$25.58	$375,347	—	0.73%	23.35%
2016	14,452	20.74	299,737	—	0.86%	8.59%
2015	16,492	19.10	315,005	—	0.86%	0.22%
2014	20,773	19.06	395,908	—	0.96%	11.01%
2013	20,756	17.17	356,360	—	1.14%	32.05%
MFS New Discovery Series Initial Class
2017	55,215	$27.58	$1,522,709	—	0.00%	26.65%
2016	57,304	21.77	1,247,727	—	0.00%	9.05%
2015	62,277	19.97	1,243,471	—	0.00%	-1.89%
2014	65,888	20.35	1,340,848	—	0.00%	-7.26%
2013	72,776	21.94	1,596,915	—	0.00%	41.52%
MFS Research Series Initial Class
2017	9,379	$22.78	$213,650	—	1.32%	23.37%
2016	9,793	18.47	180,827	—	0.80%	8.74%
2015	10,302	16.98	174,942	—	0.72%	0.80%
2014	10,737	16.85	180,885	—	0.83%	10.20%
2013	11,428	15.29	174,705	—	0.31%	32.28%

B-65

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $
MFS Total Return Series Initial Class
2017	118,760	$29.63	$3,518,805	—	2.35%	12.30%
2016	122,915	26.38	3,243,066	—	2.92%	9.09%
2015	127,611	24.18	3,086,285	—	2.61%	-0.37%
2014	139,568	24.27	3,388,008	—	1.88%	8.50%
2013	142,483	22.37	3,187,863	—	1.77%	19.05%
MFS Growth Series Service Class
2017	18,868	$26.72	$504,232	—	0.00%	31.08%
2016	18,128	20.39	369,579	—	0.00%	2.18%
2015	18,258	19.95	364,293	—	0.00%	7.30%
2014	20,499	18.59	381,173	—	0.00%	8.68%
2013	21,702	17.11	371,298	—	0.15%	36.49%
MFS Strategic Income Portfolio Service Class
2017	275	$16.27	$4,475	—	5.34%	5.88%
2016	1,148	15.36	17,640	—	0.00%	8.00%
2015	5,957	14.22	84,735	—	3.42%	-2.06%
2014	11,997	14.52	174,240	—	1.77%	2.99%
2013	22,493	14.10	317,196	—	11.54%	1.25%
MFS Research Series Service Class
2017	16,026	$24.02	$384,997	—	1.14%	23.07%
2016	17,606	19.52	343,661	—	0.30%	8.49%
2015	39,188	17.99	705,093	—	0.45%	0.53%
2014	22,375	17.90	400,450	—	0.31%	9.94%
2013	75,985	16.28	1,237,029	—	0.30%	32.00%
MFS Total Return Series Service Class
2017	4,871	$18.77	$91,447	—	2.25%	12.02%
2016	3,844	16.76	64,426	—	2.86%	8.81%
2015	2,742	15.40	42,228	—	2.37%	-0.58%
2014	2,342	15.49	36,277	—	3.23%	8.24%
2013	3,317	14.31	47,477	—	1.34%	18.74%
MFS Investors Trust Series Service Class
2017	285	$16.68	$4,759	—	0.52%	23.03%
2016	171	13.56	2,324	—	0.00%	8.32%
2015	5	12.52	65	—	0.87%	-0.05%
2014	9	12.52	115	—	0.00%	10.71%
2013	—	—	—	—	—	—
MFS New Discovery Series Service Class
2017	1,317	$14.85	$19,558	—	0.00%	26.33%
2016	1,656	11.75	19,468	—	0.00%	8.80%
2015	670	10.80	7,235	—	0.00%	-2.15%
2014	610	11.04	6,730	—	0.00%	-7.49%
2013	157	11.94	1,875	—	0.00%	19.35%
Oppenheimer Global Fund/VA Service Class
2017	38,319	$25.14	$963,180	—	0.73%	36.32%
2016	34,476	18.44	635,708	—	0.88%	-0.16%
2015	46,135	18.47	852,020	—	0.92%	3.67%
2014	26,983	17.81	480,677	—	0.72%	2.06%
2013	22,534	17.45	393,329	—	0.86%	26.99%

B-66

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $
PIMCO Real Return Portfolio Advisor Class
2017	10,373	$13.49	$139,926	—	2.36%	3.56%
2016	14,316	13.03	186,464	—	1.97%	5.09%
2015	29,076	12.39	360,372	—	3.54%	-2.80%
2014	38,962	12.75	496,818	—	1.95%	3.00%
2013	88,721	12.38	1,098,477	—	1.55%	-9.31%
PIMCO Total Return Portfolio Advisor Class
2017	61,913	$13.79	$853,787	—	1.90%	4.82%
2016	97,449	13.16	1,281,956	—	1.99%	2.58%
2015	127,818	12.82	1,639,209	—	4.38%	0.35%
2014	188,122	12.78	2,404,155	—	1.95%	4.18%
2013	305,960	12.27	3,753,372	—	2.09%	-2.07%
ClearBridge Variable Appreciation Portfolio Class II
2017	327	$46.92	$15,361	—	1.04%	19.26%
2016	296	39.34	11,659	—	1.46%	9.47%
2015	162	35.94	5,831	—	1.63%	1.42%
2014	—	—	—	—	—	—
2013	—	—	—	—	—	—
ClearBridge Variable Mid Cap Core Portfolio Class II
2017	175	$27.71	$4,839	—	0.20%	12.55%
2016	117	24.62	2,870	—	0.52%	9.11%
2015	—	—	—	—	—	—
2014	—	—	—	—	—	—
2013	—	—	—	—	—	—
ClearBridge Variable Small Cap Growth Portfolio Class II
2017	8,625	$34.86	$300,667	—	0.00%	23.91%
2016	5,942	28.13	167,156	—	0.00%	5.54%
2015	4,891	26.66	130,376	—	0.00%	-4.59%
2014	8,179	27.94	228,530	—	0.00%	3.79%
2013	41,682	26.92	1,122,096	—	0.05%	46.62%
Columbia Variable Portfolio — Small Cap Value Fund Class 2
2017	727	$16.95	$12,317	—	0.33%	13.98%
2016	444	14.87	6,606	—	0.40%	32.74%
2015	129	11.20	1,441	—	0.61%	-6.32%
2014	11	11.96	137	—	0.00%	3.05%
2013	—	—	—	—	—	—
Dreyfus VIF Appreciation Portfolio Service Class(7)
2017	—	$—	$—	—	—	—
2016	—	—	—	—	—	—
2015	107	11.27	1,210	—	1.62%	-2.71%
2014	53	11.58	614	—	2.02%	7.83%
2013	—	—	—	—	—	—
Putnam VT Investors Fund Class IB(9)
2017	294	$13.66	$4,016	—	0.93%	22.86%
2016	191	11.12	2,125	—	0.00%	11.15%

B-67

The Guardian Separate Account N

NOTES TO FINANCIAL STATEMENTS

December 31, 2017 (continued)

	Units Outstanding	Net Assets		Expense Ratio(1)	Investment Income Ratio(2)	Total Return(3)
		Unit Value	In Whole $
Pioneer Equity Income VCT Portfolio Class II
2017	997	$16.89	$16,838	—	1.59%	15.18%
2016	266	14.67	3,907	—	2.03%	19.53%
2015	93	12.27	1,140	—	2.70%	0.22%
2014	—	—	—	—	—	—
2013	—	—	—	—	—	—

(1)

These amounts represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the year to date daily average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against policyowner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratio is annualized in the initial year in which units of a product were purchased.

(3)

Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment divisions with a date notation indicate the effective date of that investment division in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

(4)	No policies investing in this investment option.
(5)	Portfolio commenced operations on May 1, 2015.
(6)

As of April 30, 2015, the RS Money Market VIP Series was liquidated and is no longer available as an investment allocation option under this contract. The policy owner had the option to transfer the accumulation value to another investment option by the liquidation date. After the liquidation date, any accumulation value remaining in the RS Money Market VIP Series was transferred to the Fidelity VIP Government Money Market Portfolio.

(7)	As of April 29, 2016, the Dreyfus Variable Investment Fund Appreciation Portfolio Service Class was liquidated and no longer available as an investment allocation option under this policy.
(8)	As of April 29, 2016, the AB VPS International Value Portfolio Class B was liquidated and no longer available as an investment allocation option under this policy.
(9)	Portfolio commenced operations on April 29, 2016.

B-68

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of The Guardian Insurance & Annuity Company, Inc. and Contract Owners of The Guardian Separate Account N:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the investment options listed in the table below (constituting Guardian Separate Account N, hereafter collectively referred to as the “Investment Options”) as of December 31, 2017, the related statements of operations and of changes in net assets, including the related notes, for each of the periods listed in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Investment Options as of December 31, 2017, and the results of each of their operations and changes in each of their net assets for the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

Victory RS Large Cap Alpha VIP Series(1)

Victory S&P 500 Index VIP Series(1)

Victory High Yield VIP Series(1)

Victory INCORE Low Duration Bond VIP Series(1)

Victory INCORE Investment Quality Bond VIP Series(1)

Victory RS International VIP Series(1)

Victory Sophus Emerging Markets VIP Series(1)

Victory RS Small Cap Growth Equity VIP Series(1)

RS Money Market VIP Series Class I(3)

Gabelli Capital Asset Fund(1)

Value Line Centurion Fund(1)

Value Line Strategic Asset Management Trust(1)

Invesco V.I. American Franchise Fund Series I(1)

Invesco V.I. Managed Volatility Fund Series I(1)

Invesco V.I. Core Equity Fund Series I(1)

Invesco V.I. Core Equity Fund Series II(1)

Invesco V.I. Government Securities Fund Series II(1)

Invesco V.I. Mid Cap Core Equity Fund Series II(1)

Invesco V.I. Managed Volatility Fund Series II(1)

Invesco V.I. Growth and Income Fund Series II(1)

Invesco V.I. American Franchise Fund Series II(1)

Alger Capital Appreciation Portfolio Class S(1)

AB VPS Value Portfolio Class B(1)

AB VPS Growth and Income Portfolio Class B(1)

AB VPS Large Cap Growth Portfolio Class B(1)

AB VPS Global Thematic Growth Portfolio Class B(1)

AB VPS International Value Portfolio Class B(4)

AB VPS Real Estate Investment Portfolio Class B(1)

American Century VP Capital Appreciation Fund Class I(1)

American Century VP Mid Cap Value Fund Class I(1)

American Century VP Mid Cap Value Fund Class II(1)

BlackRock Global Allocation V.I. Fund Class III(1)

Davis Financial Portfolio(1)

Davis Real Estate Portfolio(1)

Davis Value Portfolio(1)

Delaware VIP Limited-Term Diversified Income Series Service Class(1)

Delaware VIP Diversified Income Series Service Class(1)

Delaware VIP Emerging Markets Series Service Class(1)

Wells Fargo VT International Equity Fund Class II(1)

Fidelity VIP Contrafund Portfolio Service Class 2(1)

Fidelity VIP Equity-Income Portfolio Service Class 2(1)

Fidelity VIP Growth Opportunities Portfolio Service Class 2(1)

Fidelity VIP High Income Portfolio Service Class 2(1)

Fidelity VIP Mid Cap Portfolio Service Class 2(1)

Fidelity VIP Freedom 2020 Portfolio Service Class 2(1)

Fidelity VIP Freedom 2030 Portfolio Service Class 2(1)

Fidelity VIP Government Money Market Portfolio Service Class 2(1)

Fidelity VIP Index 500 Portfolio Initial Class(1)

Templeton Growth VIP Fund Class 2(1)

Templeton Global Bond VIP Fund Class 2(1)

Templeton Foreign VIP Fund Class 2(1)

Franklin Mutual Shares VIP Fund Class 2(1)

Franklin Small Cap Value VIP Fund Class 2(1)

Morningstar Balanced ETF Asset Allocation Portfolio Class II(1)

Morningstar Growth ETF Asset Allocation Portfolio Class II(1)

Morningstar Income and Growth ETF Asset Allocation Portfolio Class II(1)

Ivy VIP Small Cap Growth(1)

Ivy VIP Mid Cap Growth(1)

Janus Henderson Enterprise Portfolio Institutional Shares (formerly the Janus Aspen Enterprise Portfolio Institutional Shares)(1)

Janus Henderson Forty Portfolio Institutional Shares (formerly the Janus Aspen Forty Portfolio Institutional Shares)(1)

Janus Henderson Research Portfolio Institutional Shares (formerly the Janus Aspen Janus Portfolio Institutional Shares)(1)

Janus Henderson Global Research Portfolio Institutional Shares (formerly the Janus Aspen Global Research Portfolio Institutional Shares)(1)

B-69

Janus Henderson Forty Portfolio Service Shares (formerly the Janus Aspen Forty Portfolio Service Shares)(1)

Janus Henderson Research Portfolio Service Shares (formerly the Janus Aspen Janus Portfolio Service Shares)(1)

Janus Henderson Enterprise Portfolio Service Shares (formerly the Janus Aspen Enterprise Portfolio Service Shares)(1)

Janus Henderson Mid Cap Value Portfolio Service Shares (formerly the Janus Aspen Perkins Mid Cap Value Portfolio Service Shares)(1)

Janus Henderson Balanced Portfolio Service Shares (formerly the Janus Aspen Balanced Portfolio Service Shares)(1)

Janus Henderson Global Research Portfolio Service Shares (formerly the Janus Aspen Global Research Portfolio Service Shares)(1)

MFS Growth Series Initial Class(1)

MFS Investors Trust Series Initial Class(1)

MFS New Discovery Series Initial Class(1)

MFS Research Series Initial Class(1)

MFS Total Return Series Initial Class(1)

MFS Growth Series Service Class(1)

MFS Strategic Income Portfolio Service Class(1)

MFS Research Series Service Class(1)

MFS Total Return Series Service Class(1)

MFS Investors Trust Series Service Class(1)

MFS New Discovery Series Service Class(1)

Oppenheimer Global Fund/VA Service Class(1)

PIMCO Real Return Portfolio Advisor Class(1)

PIMCO Total Return Portfolio Advisor Class(1)

ClearBridge Variable Appreciation Portfolio Class II(1)

ClearBridge Variable Mid Cap Core Portfolio Class II(1)

ClearBridge Variable Small Cap Growth Portfolio Class II(1)

Columbia Variable Portfolio — Small Cap Value Fund Class 2(1)

Dreyfus VIF Appreciation Portfolio Service Class(4)

Putnam VT Investors Fund Class IB(2)

Pioneer Equity Income VCT Portfolio Class II(1)

(1)	Statement of operations for the year ended December 31, 2017 and statement of changes in net assets for each of the two years in the period ended December 31, 2017.
(2)

Statement of operations for the year ended December 31, 2017 and statement of changes in net assets for the year ended December 31, 2017 and the period April 29, 2016 (commencement of operations) through December 31, 2016.

(3)	Statement of operations and statement of changes in net assets for the period January 1, 2016 through December 31, 2016 (date of termination).
(4)	Statement of operations and statement of changes in net assets for the period January 1, 2016 through April 29, 2016 (date of termination).

Basis for Opinions

These financial statements are the responsibility of The Guardian Insurance & Annuity Company, Inc.’s management. Our responsibility is to express an opinion on the Investment Options’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Investment Options in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017 by correspondence with the underlying fund companies. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 15, 2018

We have served as the auditor of one or more investment companies in The Guardian Insurance & Annuity Company, Inc. since 1992.

B-70

The Guardian Insurance &

Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Audited Statutory Basis

Financial Statements and Supplemental Schedules

December 31, 2017 and 2016

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS BALANCE SHEETS

(In Millions)

	As of December 31,
	2017	2016
Admitted assets
Bonds	$2,920	$2,843
Common stocks	28	101
Mortgage loans	407	314
Policy loans	81	82
Other invested assets	77	45
Cash, cash equivalents and short-term investments	112	126
Receivable for securities	8	7

Total invested assets	3,633	3,518

Due and accrued investment income	32	31
Net deferred tax asset	41	34
Income tax receivable	2	10
Other assets	20	19
Separate accounts assets	13,632	13,171

Total admitted assets	$17,360	$16,783

Liabilities
Reserves for policy benefits, deposit-type contracts and other contract liabilities	$3,570	$3,378
Intercompany borrowed funds	—	148
Asset valuation reserve	38	29
Due to parent and affiliates	8	12
Payable for securities	6	17
Other liabilities	36	46
Transfers from separate account due or accrued	(237)	(275)
Separate accounts liabilities	13,629	13,168

Total liabilities	17,050	16,523

Capital and surplus
Common stock	2	2
Additional paid-in capital and contributed surplus	532	482
Unassigned deficit	(224)	(224)

Total capital and surplus	310	260

Total liabilities, capital and surplus	$17,360	$16,783

See notes to statutory basis financial statements.

B-72

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF OPERATIONS

(In Millions)

	For the Years Ended December 31,
	2017	2016
Revenues
Premiums and annuity considerations
Direct	$754	$1,342
Ceded	(304)	(2,305)

Net premiums and annuity considerations	450	(963)
Reserve adjustments on reinsurance ceded	(12)	1,947
Net investment income	122	113
Service fees	339	321
Commissions and expense allowances on reinsurance ceded and other income	(392)	(14)

Total revenues	507	1,404

Benefits and expenses
Policyholder benefits	1,065	1,342
Net transfers (from) to separate accounts	(1,017)	(229)
General insurance expenses	84	104
Commissions and other expenses	261	120

Total benefits and expenses	393	1,337

Gain from operations before federal income taxes and realized capital losses from investments	114	67
Federal income tax benefit	43	37

Gain from operations, net of federal income taxes and before net realized capital losses	157	104
Net realized capital losses, net of tax and transfers to IMR	(131)	(244)

Net gain (loss)	$26	$(140)

See notes to statutory basis financial statements.

B-73

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

(In Millions)

	For the Years Ended December 31,
	2017	2016

Beginning of year balance	$260	$260

Adjustments to surplus
Net gain (loss)	26	(140)
Change in net unrealized capital (loss) gains, net of tax	(7)	2
Change in non-admitted assets	45	(9)
Change in net deferred taxes	(45)	31
Change in asset valuation reserve	(9)	(8)
Additional paid-in capital and contributed surplus	50	100
(Loss) gain in surplus as a result of reinsurance, net of tax	(10)	30
Prior year correction	—	(6)

Net adjustments to surplus	50	—

End of year balance	$310	$260

See notes to statutory basis financial statements.

B-74

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF CASH FLOWS

(In Millions)

	For the Years Ended December 31,
	2017	2016
Cash flows from operating activities
Net premiums and annuity considerations	$733	$1,212
Investment income received	129	121
Service fees and other income received	(54)	310
Benefits and loss related payments	(1,511)	(1,251)
Net transfers from separate accounts	1,055	240
Commissions, expenses and taxes paid	(168)	(223)
Federal income taxes recovered	36	29
Other	(12)	23

Net cash provided by operating activities	208	461

Cash flows from investing activities
Proceeds from investments sold or matured:
Bonds	373	436
Stocks	91	—
Derivatives, brokers and miscellaneous applications	38	27
Mortgage loans	14	8

Proceeds from investments sold or matured	516	471

Cost of investments acquired:
Bonds	463	537
Common stocks	—	100
Mortgage loans	107	94
Other invested assets	30	6
Derivatives, brokers and miscellaneous applications	205	250

Cost of investments acquired	805	987

Net decrease in policy loans, net of repayments	(1)	(39)

Net cash used in investing activities	(288)	(477)

Cash flows from financing and miscellaneous activities
Capital and paid in surplus	50	100
Intercompany borrowed funds	(148)	43
Net deposits on deposit-type contracts and other insurance liabilities	164	(33)

Net cash provided by financing and miscellaneous activities	66	110

Net increase in cash, cash equivalents and short-term investments	(14)	94
Cash, cash equivalents and short-term investments, beginning of year	126	32

Cash, cash equivalents and short-term investments, end of year	$112	$126

See notes to statutory basis financial statements.

B-75

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE 1—ORGANIZATION

The Guardian Insurance & Annuity Company, Inc. (“GIAC” or the “Company”) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“The Guardian”). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company’s primary business is the sale of variable deferred annuity contracts, fixed deferred and immediate annuity contracts, and variable life insurance policies. For variable products, contracts are sold by insurance agents who are licensed by GIAC and are either registered representatives of Park Avenue Securities LLC (“PAS”) or other broker-dealer firms that have entered into sales agreements with GIAC. The Company’s general agency distribution system is also used for the sale of other Guardian products.

PAS, a wholly owned subsidiary of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”) and Securities Investor Protection Corporation. PAS is also a registered investment adviser under the Investment Advisers Act of 1940 and operates as the distributor and principal underwriter for GIAC’s variable products. PAS has assumed the registered representatives formerly affiliated with Guardian Investor Services LLC (“GIS”), a wholly owned subsidiary of The Guardian.

Hanover Square Funding, LLC (“HSF”), a wholly owned subsidiary of the Company, facilitates loans to entities established as a Corporation or Limited Liability Company for the purpose of acquiring a General Agency.

Effective September 1, 2016, the Company entered into an indemnity reinsurance arrangement relating to its Group 401(k) in-force business to Ameritas Life Insurance Corp., a Nebraska Corporation (“Ameritas” or “Buyer”) with the intent to novate this business to Ameritas. The Company effected the sale through an indemnity reinsurance agreement with the Buyer until the Buyer can obtain all of the required regulatory and contract holder approvals to novate the GIAC Group 401(k) in-force contracts through assumption reinsurance (See Note 7). In addition, GIAC entered into a transition services agreement, where Buyer will reimburse GIAC for certain accounting, IT, and other administrative services to the Buyer.

On July 29, 2016, Guardian sold its equity investment in RS Investments Management Co. LLC (“RS Investments”) to Victory Capital Management Inc. (“Victory Capital”), an unaffiliated third party. As a result of this sale, each of the RS funds was recognized into a corresponding newly-formed funds within the Victory Capital family of funds. In connection with this sale, RS Investments and RS Funds Distributor (“RSFD”) transferred by novation all of its rights and obligations to Victory Capital.

RS Investments, a majority-owned subsidiary of GIS, served as the investment adviser on the RS Mutual Fund Family until July 29, 2016. Park Avenue Institutional Advisers LLC (“PAIA”), a wholly-owned subsidiary of GIS, served as the sub-adviser to certain RS funds until July 29, 2016. RSFD, a wholly-owned subsidiary of RS Investments, a registered broker-dealer under the Securities Exchange Act of 1934, a member of FINRA and SIPC, served as the sole distributor of the RS Funds until July 29, 2016.

Insurance Separate Accounts:

The Company has seventeen insurance separate accounts to support certain variable and group annuity and life insurance products that it sells. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders.

The assets and liabilities of the separate accounts are clearly identified and distinct from the other assets and liabilities of the Company. The assets of the separate accounts will not be charged with any liabilities arising out of any other business of the Company. However, the obligations of the separate accounts, including the promise to make annuity and death benefit payments, remain obligations of the Company. Assets of the separate accounts are stated primarily at the fair value of the underlying investments and corresponding contractholders obligations (See Note 9).

B-76

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE 2—SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation:

The accompanying statutory basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Delaware Department of Insurance (the “Department”), which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“GAAP”). Insurance companies domiciled in Delaware are required to prepare statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”), subject to certain deviations prescribed or permitted by the Department. The sale of Group 401(k) in-force business has been approved by the Delaware Department of Insurance. There are no deviations between the NAIC and the Department as of December 31, 2017 and 2016. The NAIC promulgates the NAIC SAP, which include accounting guidelines referred to as Statements of Statutory Accounting Principles (“SSAPs”).

Financial statements prepared in accordance with GAAP vary from financial statements prepared on a statutory basis (“STAT”) primarily because on a statutory basis: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred; 2) life insurance and annuity reserves follow statutory reserving requirements, including the use of statutory mortality and interest requirements, without consideration of withdrawals and company experience; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve (“AVR”) by a direct charge to surplus to offset potential investment losses; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the remaining life of the investment sold; 5) bonds are carried principally at amortized cost; 6) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and as either financing transactions or a derivative under GAAP, and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP; 7) certain “non-admitted assets” (uncollected premiums and advances to agent balances) must be excluded under statutory reporting through a charge to surplus; 8) investments in subsidiaries of the Company’s wholly owned subsidiaries and majority-owned subsidiaries are accounted for using the equity method, where earnings of such subsidiaries are recognized in surplus; only when dividends are distributed is income recognized; 9) annuity and certain insurance premiums are recognized as premium income; 10) if in the aggregate, the Company has a net negative cash balance, it is reported as a negative asset for statutory purposes and recorded as a liability under GAAP and 11) changes in deferred tax assets and liabilities, except those allocated to changes in unrealized gains and losses, are recognized as a separate component of surplus; deferred tax assets not meeting certain criteria are non-admitted. The effect on the financial statements of the Company from the differences between GAAP and STAT are material to the Company and are disclosed in Note 13.

Use of Estimates:

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. As a provider of life insurance and annuity products, GIAC’s operating results in any given period depend on estimates of policy reserves required to provide for future policyholder benefits.

The development of policy reserves for insurance and investment contracts requires management to make estimates and assumptions regarding mortality, lapse, expense and investment experience. Such estimates are primarily based on historical experience and, in many cases, state insurance laws that require specific mortality, morbidity, and investment assumptions to be used by the Company and may preclude the use of lapse and expense assumptions. Actual future results could differ from these estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related reserve estimates.

The Company regularly invests in mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience underlying mortgage loans. Actual prepayment timing could differ from original estimates resulting in adjustments to asset values and amortization or accretion recorded in future periods.

B-77

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Admitted Assets:

Assets are stated at “admitted asset” values, which are values required by or permitted to be reported to the Department in accordance with its rules and regulations. Certain assets designated as “non-admitted assets” (approximately $21 million and $66 million at December 31, 2017 and 2016, respectively), consisting principally of deferred tax assets, IMR, uncollected premiums and advances to agents are charged directly to unassigned surplus.

Investments:

See Note 3 and Note 4 regarding the accounting policy, reported statement value and estimated fair value of the Company’s investment in bonds, common stock, mortgage loans and derivatives.

Policy Loans:

Policy loans are stated at unpaid principal balance. The carrying amount approximates fair value since most loans on policies have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

Other Invested Assets

Other invested assets consist of investments in subsidiaries (PAS and HSF) of $34 million and $26 million and private equities of $20 million and $7 million as of December 31, 2017 and 2016, respectively. Other invested assets also include investments in surplus notes of $23 million and $12 million as of December 31, 2017 and 2016, respectively, which are carried at amortized cost.

Cash, Cash Equivalents and Short-Term Investments:

Cash includes cash on deposit with banks. Cash equivalents are stated at amortized cost and consist of investments having maturities of three months or less at time of purchase. Certain short-term investments are stated at amortized cost and consist primarily of investments having maturities greater than three months from the date of purchase, but less than one year to maturity. Fair values for such investments approximate carrying value because of the relatively short period of time between their origination and expected maturity and collectability.

Other Assets:

Other assets consist primarily of receivables for service fees and mutual fund receivable.

Assessments:

Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company’s policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile’s statutory definition of insolvency, the amount of the loss is reasonably estimable and the related premium upon which the assessment is based is written. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2017 and 2016, respectively, the Company had no liability for its estimated assessments. Some states permit members insurers to recover assessments through full or partial premium tax offsets. The related premium tax offsets included in “Other assets” was $0 million and $0.4 million as of December 31, 2017 and 2016, respectively.

Contract and Policy Reserves:

The estimated fair value of contractholder account balances for investment type contracts has been determined to be equivalent to carrying value as the current offering and renewal rates are set in response to current market conditions.

B-78

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The following table highlights the credited rates applicable to the Company’s liabilities:

Product	Credited Fixed Interest Rates
Individual Annuities, Fixed Rate Option	1.00% to 3.50%
Single Premium Deferred Annuity	1.00% to 3.00%
Dollar Cost Averaging	1.00% to 3.00%
Variable Life	3.00% to 4.10%
Group Universal Life	4.00%
Immediate Annuitizations Without Life Contingency, Fixed	1.50% to 3.50%

Product	Valuation Rates
Single Premium Immediate Annuities and Immediate Annuitizations With Life Contingency, Fixed	3.00% to 6.00%
Deferred Income Annuity, Fixed	3.50% to 4.50%

Guaranteed Minimum Benefits:

The Company issues variable annuity contracts with guaranteed death benefits that guarantee either:

a) Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).

b) Ratchet including the optional Step-Up Death Benefit: the benefit is the greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).

c) Combination Rollup/Ratchet: the benefit is the greatest of the current account value, premiums paid increased with 3.00% simple interest each year (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).

The Company issued the following guaranteed living benefits until February 2017:

GMWB

The GMWB contracts guarantee an annual withdrawal benefit up to a Guaranteed Withdrawal Amount (“GWA”) until the Guaranteed Withdrawal Benefit (“GWB”) is depleted, even if the Accumulation Value is reduced to zero through a combination of market declines and withdrawals. The GWB is either an account value based-ratchet (quarterly or annual) or a combination of an account value based-ratchet (quarterly or annual) and a roll-up at a specified interest rate.

Certain designs allow the withdrawals to continue for the lifetime of the policyholder even after the GWB is depleted.

GMIB

The Guaranteed Minimum Income Benefit (“GMIB”) contracts provide a guarantee base that increases by the greater of a 5.00% roll-up rate or the contract anniversary account value. This base can only be accessed in duration ten or later in the form of a payout annuity.

GMAB

The Guaranteed Minimum Accumulation Benefit (“GMAB”) or Living Benefits Rider (“LBR”) contracts guarantee the return of investment on the maturity date.

Actuarial Guideline XLIII (VACARVM) provides guidance on how to calculate reserves for Variable Annuities with both Living and Death Benefit Guarantees. The guideline requires the reserve to be calculated using two approaches, the standard scenario approach and the stochastic scenario approach, the final reserve being the greater of the two. The

B-79

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Standard Scenario amount is based on a deterministic projection with stipulated assumptions. The stochastic amount is based on the results of stochastically generated interest rate and equity scenarios. Management’s prudent best estimate assumptions along with margins for uncertainty are used to calculate the stochastic amount. Key assumptions used in valuing the liability include full withdrawals, partial withdrawals, mortality, investment management fees and revenue sharing, expenses, fund allocations, and other policyholder behavior. In addition, a method for projecting interest rates and equity returns is required. The stochastic process also requires the projection of in-force general account assets, assets from reinvested cash flows and in-force hedge assets that support the liabilities. The key assumptions needed in valuing the assets include reinvestment asset mix, reinvestment credit spreads, default rates, implied volatility, and swap interest rates. At December 31, 2017 and 2016, the Stochastic Scenario amount was the greater of the two measures and was used as the final reserve.

Reserves for Life Contracts and Deposit-Type Contracts:

The Company waives deductions for deferred fractional premiums upon death of insured and returns a portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

The Company currently issues variable life policies on lives classified as substandard. For scheduled policies issued with a flat extra premium, one half of such extra premium is held in addition to the standard mean reserve for the plan. Scheduled policies and riders issued on a substandard basis in percentage mortality classes are valued with factors based on the appropriate corresponding percentage mortality tables and stipulated interest rates and method.

As of December 31, 2017 and 2016, the Company had $562 million and $555 million, respectively, of insurance in force for which the gross premiums are less than the net premiums, according to the standard valuation set by the State of Delaware. The reserves to cover the above insurance equal $31 million and $34 million as of December 31, 2017 and 2016, respectively, which are included in “Reserves for policy benefits, deposit-type contracts and other contract liabilities,” in the Statutory Basis Balance Sheets. The Company does not utilize anticipated investment income as a factor in the calculation of these reserves. Instead, it utilizes a statutory premium deficiency reserve formula and interest rate assumption prescribed by Delaware insurance regulations.

The Tabular Interest, Tabular less Actual Reserve Released and Tabular Cost have been determined from the basic data for the calculation of policy reserves.

For the determination of Tabular Interest on funds not involving life for each valuation rate of interest, the Tabular Interest is calculated as one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

Both the annual premium variable life product and the variable whole life with modified scheduled premiums product were available in substandard classes. These products are not currently available for sale.

For both products, the Company charges an additional gross premium that is payable for the later of 20 years or to age 65. These additional premiums do not affect policy values.

For the annual premium variable life product, the Company holds two additional reserves:

1.	A reserve for the basic coverage. This reserve considers the extra mortality and the premium payment period of the additional premium.
2.	A reserve for the variable insurance account, which is essentially a paid-up life reserve.

For the variable whole life with modified scheduled premium product, the Company holds the reserve for the basic coverage. Actuarial Guideline XXXVII provides guidance on how to determine statutory reserve liabilities for GMDBs offered with variable life insurance products. This guideline codifies the basic interpretation of reserve liabilities for variable life GMDBs by clarifying the projection assumptions and methodologies that comply with the Standard Valuation Law. The guideline requires the reserve to be calculated using two approaches – a One-Year Term reserve recognizing a one third drop in separate account assets and the Attained Age Level Reserve (AALR). In calculating the reserves, the projection of policy values use valuation mortality for cost of insurance and the account values (general

B-80

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

and separate) are projected at the valuation interest rate. The AALR method develops funding for the excess benefits (GMDB over benefits where there is no guarantee) by accumulating “payments” made each year that would fund the future shortfalls. Calculations for the “payments” are done on an attained age basis each year and take into account changes to the future requirements at the time of valuation and the accumulated balance (net of interest credited and mortality charges).

For the universal life with secondary guarantee products, the Company holds a UL CRVM reserve for the basic coverage and a liability for the secondary guarantees in accordance with Actuarial Guideline XXXVIII. The valuation mortality used is the Company experience as allowed in the Model and the interest is the maximum valuation interest rate.

The Company issued group deposit-type contracts funding agreements for qualified retirement plans for Group 401(k) business. The funding agreements were issued through the general account and the deposits received on these contracts were recorded as liabilities and were not treated as premiums or as revenue under SAP. Effective September 1, 2016, the liabilities of the funding agreements were 100% ceded to Ameritas on a Coinsurance basis (See Note 1 related to changes in Group 401(k) business).

Investment Reserves:

In compliance with statutory requirements, the Company maintains the AVR and the IMR. The AVR is intended to stabilize policyholders’ surplus against market fluctuations in the value of equities and credit-related declines in the value of bonds and mortgage loans. Changes in the AVR are recorded directly to surplus. The IMR defers net after-tax realized capital gains (losses) that result from changes in the overall level of interest rates for fixed income investments and amortizes these net realized capital gains (losses) into income over the remaining stated life of the investments sold. The Company uses the group method of calculating the IMR. Any negative IMR amounts are treated as a non-admitted asset.

Other Liabilities:

Other liabilities consist primarily of remittances, contingent tax liabilities, reinsurance payables, commissions payable, deferred and uncollected premiums ceded and accrued expenses.

Transfers from separate account due or accrued:

Transfers from separate account due or accrued are primarily separate account expense allowances (“VACARVM”- Variable Annuity Commisioners’ Annuity Reserve Method) of $177 million and $216 million and fees receivables of $60 million and $60 million as of December 31, 2017 and 2016., respectively.

Premiums and Other Revenues:

Premiums and annuity considerations are recognized for funds received primarily on variable deferred annuity contracts, fixed deferred and immediate annuity contracts, and variable life insurance products. Corresponding transfers to or from separate accounts are a component of “Net transfers from separate accounts” in the Statutory Basis Statements of Operations.

Revenues also include service fees that are comprised of annual contract fees, charges for mortality and expenses based on separate account assets under management and administrative service fees received from the mutual funds that are investment options in the product separate accounts.

Federal Income Taxes:

The provision for federal income taxes is based on income from operations currently taxable. Realized gains and losses are reported net of the applicable federal income taxes and interest maintenance reserve. Deferred federal income tax assets are admitted to the extent they can be realized within three years subject to a 15% limitation of capital and surplus with increases or decreases reflected as adjustments to surplus (See Note 6).

The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax

B-81

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

Reinsurance:

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies (See Note 7).

Net Investment Income and Capital Losses:

Net investment income includes interest and dividends received or accrued on investments. It also includes amortization of any purchase premium or discount using the interest method, adjusted retrospectively or prospectively for any change in estimated yield to maturity. Investment income due and accrued that is deemed uncollectible is charged against net investment income in the period such determination is made, while investment income greater than 90 days past due is non-admitted and charged directly to surplus. Net investment income is reduced by investment management expenses.

Realized investment gains and losses are reported in income based upon specific identification of securities sold. Realized losses include valuation adjustments for other-than-temporary declines in investments. Unrealized investment gains and losses on financial instruments carried at fair value represent changes in the reported fair value and are recorded directly to surplus.

Corrections:

During 2016, the Company corrected the 2015 income tax receivable. As such, an adjustment was made to decrease the income tax receivable by $6 million with a charge to surplus. There were no corrections in 2017.

Reclassification

Certain amounts in prior year’s presentation have been reclassified to conform to the current presentation. The reclassification had no effect on previously reported net income or surplus. The investment in surplus notes totaling $12 million have been reclassified from the Bonds to Other Invested Assets on Statutory Basis Balance Sheet for December 31, 2016.

NOTE 3—INVESTMENTS

Bonds and Common Stocks:

Investments are valued in accordance with methods prescribed by the Securities Valuation Office of the NAIC (“SVO”). The Company obtains the fair value of financial instruments held in its portfolio that are either carried at fair value on the face of the financial statements or disclosed in the notes to the financial statements at fair value, from a number of sources. These sources include published market quotes for active market exchange traded instruments, third party pricing vendors, investment banks that are lead market makers in certain markets, broker quotes and the use of internal valuation models that use market observable inputs when available and Company- derived inputs when external inputs are not available or deemed to be inaccurate. Unrealized gains and losses on investments carried at fair value are recorded directly in unassigned surplus. The investment portfolio is reviewed for investments that may have experienced a decline in value considered to be other-than-temporary. The Company considers several factors in determining if an other-than-temporary decline exists: duration and extent to which the fair value of the security has been less than cost; financial condition of the issuer; the near-term prospects for recovery of the fair value of a security; discounted estimated future cash flows; and the intent and ability of the Company to hold the security to allow for an anticipated recovery in value. Impairments that are considered other-than-temporary are included in net realized capital gains (losses).

There were no securities with a 5* NAIC designation as of December 31, 2017 and 2016.

B-82

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Valuation methods for the various types of investments held are as follows:

Bonds are stated principally at amortized cost with bond premiums and discounts amortized using the scientific interest method. Those bonds that are rated 6 by the NAIC are reported at the lower of amortized cost or fair value. Mortgage-backed bonds are carried at amortized cost using the interest method considering anticipated prepayments at the date of purchase. Significant changes in future anticipated cash flows from the original purchase assumptions are accounted for using the retrospective and prospective adjustment method utilizing the Public Securities Association standard prepayment rates. There were twenty securities that were sold, redeemed or disposed of with an aggregate amount of $2 million in investment income from prepayment penalties and acceleration fees as of December 31, 2017.

Prepayment assumptions for single class and multi-class mortgage-backed/asset-backed securities were obtained from issuers or broker- dealers through information services or internal estimates and are consistent with current interest rates and the economic environment. There were two securities that were sold, redeemed or disposed of with $0 million in investment income from prepayment penalties and acceleration fees as of December 31, 2017.

The Company changes from the retrospective method to the prospective method when an other than temporary impairment has been recorded on a structured loan-backed security.

Common stocks are stated at fair value, which is based on quoted market price. Common stocks represents initial seed money to commence investment activities and general operations of various mutual funds (See Note 8). Unrealized appreciation or depreciation on common stocks are reflected as unrealized capital gains and losses directly in surplus.

The amortized cost basis and estimated fair value of bonds and common stocks at December 31, 2017 and 2016 were as follows:

	Amortized Cost /Cost	Gross Unrealized		Estimated Fair Value
December 31, 2017		Gains	(Losses)
		(In millions)
U.S. Government	$62	$—	$—	$62
States, Territories and Possessions	2	—	—	2
U.S. Special Revenue	22	2	—	24
Industrial and Miscellaneous	2,832	135	(12)	2,955
Hybrid	2	—	—	2

Total Bonds	$2,920	$137	$(12)	$3,045

Common stocks	$24	$4	$—	$28

Total Common Stock	$24	$4	$—	$28

	Amortized Cost /Cost	Gross Unrealized		Estimated Fair Value
December 31, 2016		Gains	(Losses)
		(In millions)
U.S. Government	$33	$1	$—	$34
States, Territories and Possessions	6	—	—	6
U.S. Special Revenue	11	1	—	12
Industrial and Miscellaneous	2,791	65	(33)	2,823
Hybrid	2	—	—	2

Total Bonds	$2,843	$67	$(33)	$2,877

Common stocks	$100	$2	$(1)	$101

Total Common Stock	$100	$2	$(1)	$101

B-83

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The Company invests in high quality securities that are diversified by asset class, issuer and industry. At December 31, 2017, approximately 2.1% of the portfolio is invested in securities issued or backed by the United States Government or its agencies. No other single issuer accounts for more than 0.9% of the portfolio at December 31, 2017.

The amortized cost and estimated fair value of bonds at December 31, by contractual maturity is shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations.

	2017
	Amortized Cost	Fair Value
	(In millions)
Due in one year or less	$250	$250
Due after one year through five years	1,117	1,129
Due after five years through ten years	420	444
Due after ten years	968	1,054
Sinking fund bonds, mortgage-backed securities and asset-backed securities	165	168

Total	$2,920	$3,045

The net change in unrealized capital gain included in surplus for the years ended December 31, 2017 and 2016 are summarized as follows:

	2017	2016
	(In millions)
Changes in net unrealized capital gains attributable to:
Derivatives	$(15)	$7
Common stocks unaffiliated	3	1
Investments in subsidiaries	1	(3)
Tax effect on unrealized capital gains (losses)	4	(3)

Total change in net unrealized capital gains, net of tax	$(7)	$2

Proceeds from sales, maturities and paydowns of investments in bonds amounted to $368 million and $436 million in 2017 and 2016, respectively. Gross gains of $1.4 million and $3.8 million and gross losses of $6.1 million and $1.2 million were realized on sales of bonds in 2017 and 2016, respectively. These amounts are pre-tax and pre-IMR.

In 2017, proceeds from sales of investments in common stocks amounted to $91 million, gross gains of $15 million and no gross losses were realized on sales of common stocks. There were no proceeds from sales of investments in common stocks in 2016.

B-84

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Unrealized losses:

The Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, were as follows:

December 31, 2017	Less Than 12 Months		More Than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In millions)
U.S. Government	$51	$—	$2	$—	$53	$—
U.S. Special Revenue	—	—	—	—	—	—
States, Territories and Possessions	—	—	—	—	—	—
Industrial and Miscellaneous	491	(4)	282	(8)	773	(12)

Total Bonds	542	(4)	284	(8)	826	(12)
Common stocks	—	—	—	—	—	—

Total Temporarily Impaired Securities	$542	$(4)	$284	$(8)	$826	$(12)

December 31, 2016	Less Than 12 Months		More Than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
			(In millions)
U.S. Government	$4	$—	$—	$—	$4	$—
U.S. Special Revenue	—	—	—	—	—	—
States, Territories and Possessions	—	—	2	—	2	—
Industrial and Miscellaneous	834	(23)	138	(10)	972	(33)

Total Bonds	838	(23)	140	(10)	978	(33)
Common stocks	54	(1)	—	—	54	(1)

Total Temporarily Impaired Securities	$892	$(24)	$140	$(10)	$1,032	$(34)

The Company’s investment portfolio includes individual securities that are in an unrealized loss position and have not been recognized as other-than-temporary impairments. There were one hundred and thirty one securities in an unrealized loss position for greater than 12 months with a book value of $292 million and a fair value of $284 million as of December 31, 2017. There were one hundred and thirty securities in an unrealized loss position for greater than 12 months with a book value of $150 million and a fair value of $140 million as of December 31, 2016.

In reaching the conclusion that these impairments are not other-than-temporary, management considered many factors including duration and severity of impairment, discounted cash flows, investment sector stability, and credit-worthiness, financial condition of issuer and intent and ability to hold to allow for recovery in value.

Mortgage Loans

Mortgage loans are valued at amortized cost. Valuation reserves are established for potential declines in the value of mortgage loans. As of December 31, 2017 and December 31, 2016, there were no valuation reserves established for any of the Company’s mortgage loans. There were no other-than-temporary impairments on mortgage loans in December 31, 2017 or 2016.

The Company’s $407 million and $314 million of investments in mortgage loans on real estate on December 31, 2017 and December 31, 2016, respectively, consisted of loans on commercial real estate properties. Of these amounts, $400 million and $306 million were mortgage loans in which the Company was a participant at December 31, 2017 and December 31, 2016, respectively. The Company was not a co-lender in any mortgage loans at December 31, 2017 or December 31, 2016.

The largest concentrations of commercial real estate mortgage loans are for properties located in California and Texas ($128 million or 31.58% and $50 million or 12.26%) at December 31, 2017. The largest concentrations of commercial

B-85

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

real estate mortgage loans are for properties located in California and Massachusetts ($103 million or 32.94% and $33 million or 10.40%) at December 31, 2016. The Company estimates the fair value of mortgage loans on real estate to be $413 million and $314 million at December 31, 2017 and December 31, 2016, respectively. Fair value was determined based upon the present value of the scheduled future cash flows of each loan based on the average term to maturity discounted at the appropriate U.S. Treasury rate, adjusted for the current market spread for a similar quality mortgage. The minimum and maximum ranges of lending rates on new mortgage loans were between 3.25% and 4.32% originated during 2017. The maximum percentage of any single mortgage loan to the value of the security originated in 2017 was 69.92%.

Management monitors its mortgage loan portfolio on an ongoing basis for events or circumstances that could indicate that it will not receive all of its contractually due principal and interest payments in accordance with the loan agreements. In May and November of each year, the entire portfolio is screened based on debt service coverage, loan to value ratio, delinquency over 90 days and if there are indications that balloon payments due at maturity will not be made to determine if any other than temporary impairments might need to be recorded. There were no mortgage loans with principal or interest payments that were past due for more than thirty days at December 31, 2017 and 2016, respectively.

Interest received on impaired loans that were previously modified in a troubled debt restructuring is either applied against the principal or reported as revenue according to management’s judgment as to the collectability of principal.

There were no restructured mortgage loans as of December 31, 2017 or December 31, 2016.

The following table set forth the credit quality indicators as of December 31, 2017 and December 31, 2016, based upon the recorded investment gross of allowance for credit losses.

Mortgage Loans: (In millions)	Debt Service Coverage Ratio—December 31, 2017
	Greater than 2.0X	1.8X to 2.0X	1.5X to <1.8X	1.2X to <1.5X	1.0X to <1.2X	Less than 1.0X	Grand Total
Loan-to-Value Ratio
0% - 49.99%	$73	$—	$9	$—	$—	$—	$82
50% - 59.99%	111	27	19	2	—	—	159
60% - 69.99%	95	—	25	20	—	—	140
70% - 79.99%	16	8	—	2	—	—	26
80% - 89.99%	—	—	—	—	—	—	—
90% - 100%	—	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—	—

Total	$295	$35	$53	$24	$—	$—	$407

Mortgage Loans: (In millions)	Debt Service Coverage Ratio—December 31, 2016
	Greater than 2.0X	1.8X to 2.0X	1.5X to <1.8X	1.2X to <1.5X	1.0X to <1.2X	Less than 1.0X	Grand Total
Loan-to-Value Ratio
0% - 49.99%	$40	$15	$—	$—	$—	$—	$55
50% - 59.99%	79	27	14	5	—	—	125
60% - 69.99%	70	7	20	22	—	—	119
70% - 79.99%	10	5	—	—	—	—	15
80% - 89.99%	—	—	—	—	—	—	—
90% - 100%	—	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—	—

Total	$199	$54	$34	$27	$—	$—	$314

B-86

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Investment in Subsidiaries:

Investments in affiliated limited liability subsidiaries are valued using the GAAP basis equity and consist of the Company’s investments in PAS and HSF which are included in “Other invested assets” in the Statutory Basis Balance Sheet. Undistributed earnings or losses of subsidiaries and unrealized appreciation and depreciation are reflected as unrealized capital gains or losses directly in surplus. Distributed dividends of subsidiaries are recorded in net investment income.

The following table provides additional information of the Company’s significant subsidiaries at December 31, 2017 and 2016:

December 31, 2017

Description of SCA Investment (Per SSAP No. 97)	% of SCA Ownership	Gross Amount	Non- admitted Amount	Admitted Asset Amount	Date of Filing to NAIC	Type of NAIC Filing (Sub-1, Sub-2, or Resubmission of Disallowed Filing)	NAIC Response Received (yes/no)	NAIC Valuation (Amount)	NAIC Disallowed Entity’s Valuation Method, Resubmission Required (yes/no)	Code
(In millions)
PAS	100%	$23	$—	$23	n/a	n/a	n/a	$—	no	n/a
HSF	100%	11	—	11	n/a	n/a	n/a	—	no	n/a

Aggregate Total		$34	$—	$34				$—

December 31, 2016

Description of SCA Investment (Per SSAP No. 97)	% of SCA Ownership	Gross Amount	Non- admitted Amount	Admitted Asset Amount	Date of Filing to NAIC	Type of NAIC Filing (Sub-1, Sub-2, or Resubmission of Disallowed Filing)	NAIC Response Received (yes/no)	NAIC Valuation (Amount)	NAIC Disallowed Entity’s Valuation Method, Resubmission Required (yes/no)	Code
(In millions)
PAS	100%	$16	$—	$16	n/a	n/a	n/a	$—	no	n/a
HSF	100%	10	—	10	n/a	n/a	n/a	—	no	n/a

Aggregate Total		$26	$—	$26				$—

There were no dividends received from PAS and HSF in 2017 or 2016.

Net Investment Income:

Net investment income, including accrual of discount and amortization of premiums, arose from the following sources for the years ended December 31:

	2017	2016
	(In millions)
Bonds	$107	$102
Mortgage loans	14	10
Policy loans	7	7
Other	3	1

Total gross investment income	131	120
Less: investment expenses	(9)	(7)

Net investment income	$122	$113

B-87

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Net Realized Capital Losses from Investments:

Net realized losses from investments were derived from the following sources for the years ended December 31:

	2017	2016
	(In millions)
Bonds	$(4)	$3
Investments in affiliated mutual funds	15	—
Derivatives and other	(141)	(244)

Total net realized capital losses	(130)	(241)
Transfer from (to) IMR	3	(2)
Capital gain federal income tax expense	4	1

Net realized capital losses, net of tax and transfers to IMR	$(131)	$(244)

As of December 31, 2017 and 2016, there were no declines in fair value of investments that were considered to be other-than-temporary.

Derivative Financial Instruments:

In order to minimize the volatility associated with the GMWB, the Company has established a hedge strategy to manage this risk. The Company uses S&P 500, NASDAQ, MSCI EAFE, Russell 2000 e-mini futures contracts and U.S. Treasury futures contracts, which are exchange traded, to hedge market fluctuations of the Company’s GMWB product.

The Company enters into derivative transactions in order to mitigate (“hedge”) certain risks pertaining to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates and market volatility. Derivatives are either exchange traded or contracted over-the-counter. The majority of the Company’s over-the-counter derivatives are bilateral contracts between the Company and a single counterparty. The Company’s remaining over-the-counter derivatives are cleared and settled through central clearing counterparties.

Derivatives that are designated as hedges for accounting purposes and meet the qualifications for hedge accounting are reported on a basis consistent with the asset or liability being hedged (i.e. at amortized cost). Derivatives that are used to mitigate risk but are not designated as hedges for accounting purposes or do not meet the qualifications for hedge accounting treatment are reported at fair value.

To qualify for hedge accounting the hedge relationship must be designated and formally documented at inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge, the asset or liability being hedged, and the methodology for assessing hedge effectiveness. The hedge must also be “highly effective” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

Derivative transactions expose the Company to the risk that the counterparty may not be able to fulfill its obligations under the terms set forth in the contract. The Company manages this counterparty risk by entering into transactions with counterparties that maintain a minimum credit rating, by performing ongoing review of a counterparties’ credit standing, by adhering to established limits for credit exposure to any single counterparty and is requiring collateral posting subject to thresholds and minimum transfer amounts in accordance with counterparty agreements to support credit risk associated with counterparty exposures which further reduces the Company’s exposure to default by the counterparty. The Company’s off-balance sheet risk for the derivative instruments as of December 31, 2017 and 2016 were $53 million and $73 million, respectively. The Company is required to establish a margin account for all of its futures contracts. Any contract gains or losses due to the change in the value of futures are settled in cash on a daily basis. The Company does not offset the statement values for derivatives executed with the same counterparty, even if a master netting arrangement is in place. The Company also does not offset the right to claim collateral against the obligation to return such collateral.

The Company has no embedded credit derivatives that expose it to the possibility of being required to make future payments. The Company also does not have any derivatives contracts with financing premiums.

B-88

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Hedging—Not Designated As Hedging Instruments:

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or do not qualify for hedge accounting treatment. These derivative instruments are reported at fair value in the balance sheet as either other invested assets or other liabilities. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recorded.

Treasury futures are used to mitigate interest rate risk pertaining to guaranteed minimum benefit liabilities. Treasury futures obligate the Company to take or receive delivery of certain Treasury Bonds at a specified price at a future date.

Equity index futures are used to minimize the volatility associated with certain liabilities. Equity index futures obligate the Company to pay or receive from a counterparty a cash amount based on a specified equity market index at a predefine price as of a future date applied to the notional amount of the contracts.

All of the futures contracts that the Company has entered into are exchange traded. Margin payments are required for futures contract and contract gains or losses are settled daily in cash, therefore the futures contracts are carried at zero value on the Company’s balance sheets. The contract amount of futures contracts represents the extent of the Company’s involvement, but not future cash requirements, as open positions are typically closed out prior to the delivery date of the contract.

The effects of the Company’s use of derivative instruments on the Balance Sheets and Statements of Operations:

December 31, 2017
	Notional Amount	Statement Value Assets	Liabilities	Change in Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives not designated as hedging instruments:
Treasury futures	$563	$—	$—	$4	$34	$—
Equity index futures	1,039	—	—	(19)	(175)	—

Total Derivatives	$1,602	$—	$—	$(15)	$(141)	$—

December 31, 2016
	Notional Amount	Statement Value Assets	Liabilities	Change in Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives not designated as hedging instruments:
Treasury futures	$5	$—	$—	$(3)	$(33)	$—
Equity index futures	1	—	—	10	(211)	—

Total Derivatives	$6	$—	$—	$7	$(244)	$—

Restricted Assets and Special Deposits:

The Company had admitted restricted assets of $60 million and $78 million at December 31, 2017 and 2016, respectively. Of these amounts, there were deposits with states as required by certain insurance laws of $4 million in 2017 and 2016 and pledged as collateral for futures trading of $56 million and $74 million in 2017 and 2016, respectively. These amounts are included in “Bonds” in the Statutory Basis Balance Sheets. Total admitted restricted assets were 0.35% and 0.47% of the Company’s total admitted assets at December 31, 2017 and 2016, respectively. There were no non-admitted restricted assets in 2017 and 2016.

B-89

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Repurchase Agreements:

The Company enters into repurchase agreements whereby securities will be resold at a specified date and price. There were no repurchase agreements outstanding as of December 31, 2017 and 2016.

NOTE 4—FAIR VALUE OF FINANCIAL INSTRUMENTS

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1—inputs are quoted market prices available in active markets for identical assets or liabilities on the reporting date. Assets in this category include actively traded registered mutual funds held directly by the separate accounts sponsored by the Company.

Level 2—inputs are quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model derived valuations whose inputs are observable or whose significant value drivers are observable. These types of instruments include common stock that is not actively traded, certain investments in registered mutual funds in which the fund holds instruments that are not actively traded and investments in non-registered collective investment funds.

Level 3—inputs are unobservable where there is little or no market activity for the asset or liability and the Company makes estimates and assumptions based on internally derived information.

The estimated fair values presented below have been determined using available information and valuation methodologies. The estimated fair value for financial instruments held by the Company was determined by management after considering the following sources of information: published market quotes for active exchange traded instruments, third party pricing vendors, quotes from investment banks that are lead market makers in certain markets, independent broker quotations, or the use of internal valuation models that use market observable inputs when available and Company derived inputs when external inputs are not available or deemed to be inaccurate. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such amounts are management’s estimate of the value that would be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies from period to period based on available information and market conditions could have a material effect on the estimated fair values.

Separate Accounts Assets:

The Company sponsors separate accounts that support certain products that it sells. The separate accounts invest in various registered mutual funds and non-registered collective investment funds managed by Park Avenue Institutional Advisers LLC (“PAIA”), an affiliated company, as well as unaffiliated third parties. The fair value of these investments is based upon the reported net asset values (“NAVs”) as provided by the fund manager.

The Company’s management reviews each mutual fund’s liquidity in order to determine the level those investments should be reported. Generally, actively traded registered mutual fund investments are considered a Level 1, non-registered collective fund investments that have no redemption restrictions or fees associated with it and are open to new investors are considered a Level 2 and all other fund investments that do not meet the criteria of Level 1 or 2 are reported as Level 3. As of December 31, 2017 and 2016, none of the Separate Account investments are considered to be Level 3.

B-90

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The following tables summarize the Company’s assets carried at fair value by their fair value hierarchy levels at December 31, 2017 and 2016:

December 31, 2017	Level 1	Level 2	Level 3	Total Fair Value	Carrying Amount
	(In millions)
Assets at Fair Value
Common stocks	$—	$28	$—	$28	$28
Separate accounts assets	12,402	1,230	—	13,632	13,632

Total Assets at Fair Value	$12,402	$1,258	$—	$13,660	$13,660

December 31, 2016	Level 1	Level 2	Level 3	Total Fair Value	Carrying Amount
	(In millions)
Assets at Fair Value
Common stocks	$—	$101	$—	$101	$101
Separate accounts assets	11,839	1,332	—	13,171	13,171

Total Assets at Fair Value	$11,839	$1,433	$—	$13,272	$13,272

The following table summarize changes to the Company’s financial instrument carried at fair value and classified as level 3 in the fair value hierarchy for the year ended December 31, 2017 and 2016.

	2017		2016
	NAIC Bonds	Total	NAIC Bonds	Total
(In millions)
Fair Value, beginning of period	$—	$—	$1	$1
Total gains (losses) (realized or unrealized):
Included in net income	—	—	—	—
Included in surplus	—	—	—	—
Purchases, sales, issuances and settlements:
Purchases	—	—	—	—
Sales	—	—	(1)	(1)
Issuances	—	—	—	—
Settlements	—	—	—	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

Fair Value, end of period	$—	$—	$—	$—

Transfers into and out of Level 3 are recognized at the end of the reporting period. During 2017 and 2016, there were no securities transferred into and out of Level 3. Transfers in and out of level 3 are determined by the observable/unobservable inputs used in pricing the securities.

B-91

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE 5—PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Gross deferred and uncollected insurance premiums represent premiums due to be received from policyowners through the next policy anniversary date. These premiums and annuity considerations are reinsured to The Guardian (See Note 7). Net deferred and uncollected premiums ceded represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected premiums ceded at December 31, 2017 and 2016 were as follows:

2017
Type	Gross	Net of Loading
(In millions)
Ordinary new business	$—	$—
Ordinary renewal	2	2
Group life renewal	—	—

2016
Type	Gross	Net of Loading
(In millions)
Ordinary new business	$—	$—
Ordinary renewal	3	3
Group life renewal	—	—

NOTE 6—INCOME TAXES

Consolidated Federal Income Tax Return:

The Company’s federal income tax return is consolidated with the following entities:

The Guardian Life Insurance Company of America,

Park Avenue Life Insurance Company,

Sentinel American Life Insurance Company,

Family Service Life Insurance Company,

Managed Dental Care of California,

Managed DentalGuard of Texas,

Managed DentalGuard of New Jersey,

Innovative Underwriters Inc.,

Berkshire Life Insurance Company of America,

First Commonwealth, Inc., and its subsidiaries,

Reed Group Ltd,

GIS Canada Holdings Corp,

Guardian Abbey LLC,

STX Healthcare Management Services, Inc., and

Vital Smiles, Inc.

The Company files a consolidated federal income tax return with its parent company, The Guardian. The Company has a written agreement, approved by the Company’s Board of Directors, which sets forth the manner in which the total combined federal income tax is allocated to each entity which is a party to the consolidation. Pursuant to this agreement, the Company has the enforceable right to recoup federal income taxes paid in prior years in the event of future net capital losses, which it may incur, or to recoup its net operating or capital losses carried forward as an offset to future net income or capital gains subject to federal income taxes.

B-92

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The Internal Revenue Code limits the amount of non-life insurance losses that may offset life insurance company taxable income. The consolidated income tax liability is allocated among the members of the group pursuant to a tax allocation agreement. In accordance with the tax allocation agreement, each qualifying member of the group computes its tax provision and liability on a separate return basis, but may, where applicable, recognize benefits of net operating losses and capital losses utilized in the consolidated group. Subsidiary tax liabilities/benefits are settled subsequent to the filing of the federal income tax return.

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes.

The Tax Cuts and Jobs Act (“the Act”) was enacted into law on December 22, 2017. Effective January 1, 2018, the Act reduces the corporate tax rate to 21%. The Act also included several provisions that impact life insurance companies, including the elimination of the net operating loss carryback and changing the calculation of life insurance tax reserves.

The Company included reasonable estimates for certain effects of the Act and recorded provisional amounts as of December 31, 2017. The Company recorded provisional amounts for tax reserves which resulted in an increase in both deferred tax assets and deferred tax liabilities of $28 million. There was no impact to unassigned surplus as a result of the Act. The Company is currently evaluating these provisional amounts and expects to be complete within one year of the enactment date of the Act. Future changes to these provisional amounts, if any, will be recognized as a change in accounting estimate as the necessary information to update the provisional amounts becomes available.

The Components of the Net Deferred Tax Assets (DTAs) recognized in the Company’s Assets, Liabilities, Surplus and Other Funds are as follows:

Description	December 31, 2017
(In millions)	Ordinary	Capital	Total
Gross Deferred Tax Assets	$125	$—	$125
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	125	—	125
Deferred Tax Assets Nonadmitted	16	—	16

Subtotal Net Admitted Deferred Tax Asset	109	—	109
Deferred Tax Liabilities (DTLs)	67	1	68

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$42	$(1)	$41

	December 31, 2016
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$121	$—	$121
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	121	—	121
Deferred Tax Assets Nonadmitted	64	—	64

Subtotal Net Admitted Deferred Tax Asset	57	—	57
Deferred Tax Liabilities	19	4	23

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$38	$(4)	$34

B-93

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Description	Change
(In millions)	Ordinary	Capital	Total
Gross Deferred Tax Assets	$4	$—	$4
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	4	—	4
Deferred Tax Assets Nonadmitted	(48)	—	(48)

Subtotal Net Admitted Deferred Tax Asset	52	—	52
Deferred Tax Liabilities	48	(3)	45

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$4	$3	$7

As a result of the new tax law and rate, gross DTAs and DTLs were reduced by $84 million and $46 million, respectively.

A valuation allowance is recorded to reduce any portion of the deferred tax asset that is expected to more likely than not be realized. The Company’s management has concluded that the deferred income tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

Admission calculation components SSAP No. 101 (Paragraph 11)

The Company follows the guidance in Statement of Statutory Accounting Principles No. 101 – Income Taxes, a replacement of SSAP No. 10R and SSAP No. 10 (“SSAP 101”). SSAP 101 include a similar calculation for limitation of gross deferred tax assets as SSAP 10R for insurers that maintain a minimum of 300% of their authorized control level RBC computed without net deferred tax assets. The Company exceeded the 300% minimum RBC requirement at December 31, 2017 and 2016.

Description	December 31, 2017
(In millions)	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$—	$—	$—
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	41	—	41
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	67	—	67
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	n/a	n/a	41
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	68	—	68

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$109	$—	$109

B-94

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Description	December 31, 2016
(In millions)	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$—	$—	$—
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	34	—	34
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	39	—	39
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	n/a	n/a	34
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	23	—	23

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$57	$—	$57

	Change
	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$—	$—	$—
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	7	—	7
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	28	—	28
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	n/a	n/a	7
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	45	—	45

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$52	$—	$52

	2017	2016
Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount	564%	613%
Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation	$308	$256

Impact of Tax Planning Strategies

Description	December 31, 2017
(In millions), except percentages	Ordinary	Capital
(a) Determination of adjusted gross deferred assets and net admitted deferred tax assets, by tax character as a percentage of total.
(1) Adjusted Gross DTAs	$125	$—
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	32%	0%
(3) Net Admitted Adjusted Gross DTAs	109	—
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	37%	0%

B-95

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Description	December 31, 2016
(In millions), except percentages	Ordinary	Capital
(1) Adjusted Gross DTAs	$121	$—
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	28%	0%
(3) Net Admitted Adjusted Gross DTAs	57	—
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	60%	0%

	Change
	Ordinary	Capital
(1) Adjusted Gross DTAs	$4	$—
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	4%	0%
(3) Net Admitted Adjusted Gross DTAs	52	—
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	-23%	0%
Does the Company’s tax-planning strategies include the use of reinsurance? Yes [ ] No [X]

All DTL were recognized as of December 31, 2017 and 2016.

Current Tax and Change in Deferred Tax:

Current income taxes incurred consist of the following major components at December 31, 2017 and 2016:

Description	2017	2016
	(In millions)
Federal income tax benefit on operating loss	$(9)	$(43)
Prior year underaccrual (overaccrual)	(22)	1
Contingent tax	(11)	6
Foreign tax	(1)	(1)

Current federal operations income tax benefit	(43)	(37)
Current federal capital gains income tax expense	4	1

Total current federal income tax benefit	$(39)	$(36)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2017 and 2016 were as follows:

Description	2017	2016	Change
	(In millions)
DTAs Resulting from Book/Tax Differences in:
Ordinary:
Reserves	$72	$88	$(16)
GMWB Hedge	38	—	38
Policy acquisition costs	9	17	(8)
Ceding commission—Group 401(k)	6	16	(10)

Gross ordinary DTAs—(admitted and nonadmitted)	$125	$121	$4

Statutory valuation allowance adjustment—ordinary	—	—	—
Total ordinary DTAs—(nonadmitted)	16	64	(48)

Admitted ordinary DTAs	$109	$57	$52

B-96

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Description	2017	2016	Change
	(In millions)
Capital:
Impaired securities	$—	$—	$—

Gross capital DTAs—(admitted and nonadmitted)	$—	$—	$—

Statutory valuation allowance adjustment—capital	—	—	—
Total capital DTAs—(nonadmitted)	—	—	—

Admitted capital DTAs	—	—	—

Total admitted DTAs	$109	$57	$52

DTLs Resulting from Book/Tax Differences in:
Ordinary:
Market discount	$1	$2	$(1)
Reserves Transition Adjustment (8 Year)	28	—	28
Reserves 10 Year Spread	2	1	1
Section 481(a) adjustment	29	—	29
Ceding commission—Group 401(k)	6	16	(10)
Other	1	—	1

Total Ordinary DTLs	$67	$19	$48

Capital:
Unrealized capital gains	1	4	(3)

Capital DTL	1	4	(3)

Total DTL	$68	$23	$45

Net admitted DTAs	$41	$34	$7

The change in net deferred Federal income taxes is comprised of the following:

	2017	2016	Change
Adjusted gross deferred tax assets	$125	$121	$4
Total deferred tax liabilities	68	23	45

Net deferred tax assets	$57	$98	(41)

Tax effect of unrealized capital gains			(4)

Change in net deferred federal income tax benefit			$(45)

Changes in net deferred income tax, including changes attributable to changes in tax rates and changes in tax status, if any, shall be recognized as a separate component of gains and losses in unassigned funds (Surplus).

Contingent Tax Liabilities:

As of December 31, 2017, the Company had $3 million of unrecognized tax benefits and related interest expense, if recognized, all of which would affect the Company’s annual effective tax rate. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense. For the years ended December 31, 2017 and 2016, the Company recognized approximately $(11) million and $3 million in interest and penalties, respectively. The Company has approximately $0 million and $10 million accrued for payment of interest and penalties as of December 31, 2017 and 2016, respectively.

B-97

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The Company does not anticipate any significant changes to its tax contingencies within the next 12 months.

The Company files U.S. federal income tax returns along with various state and local income tax returns. The Company’s federal income tax returns are routinely examined by the Internal Revenue service (“IRS”) and provisions are made in the financial statements in anticipation of the results of these audits. In 2015, the IRS has completed its examinations for tax years 2009 and 2010. There were no material effects on the Company’s consolidated financial position and results of operations as a result of these examinations. Tax years 2011 through 2016 are subject to examination by the IRS. The Company believes that it has established adequate tax liabilities for uncertain tax positions for all open years.

Reconciliation of Federal Income Tax Rate to Actual Effective Rate:

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant book to tax adjustments causing this difference is the following:

	2017	Effective Tax Rate
	(In millions)
Net gain from operations after dividends to policyholders and before Federal income tax @ 35%	$41
Net realized capital losses @ 35%	(45)

Provision calculated at statutory rate	$(4)	35%
Ceding commission—Group 401(k)	(3)	26%
Dividends received deduction	(10)	88%
Change in tax rate	38	-333%
Contingent taxes	(11)	96%
Other	(4)	35%

Total	$6	-53%

Total current federal income tax benefit	$(39)	341%
Change in net deferred federal income taxes benefit	45	-394%

Total statutory income tax benefit	$6	-53%

Operating Loss and Tax Credit Carryforwards:

As of December 31, 2017, the Company does not have any net ordinary loss carryforwards, capital loss carryforwards or tax credit carryforwards.

The following are income taxes incurred in prior years that are available for recoupment in the event of future net losses:

Year	Ordinary	Capital	Total
	(In millions)
2017	$—	$4	$4
2016	—	1	1
2015	—	1	1

Total	$—	$6	$6

As of December 31, 2017, the Company does not have any deposits admitted pursuant to the Internal Revenue Code Section 6603.

B-98

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE 7—REINSURANCE CEDED

The Company enters into coinsurance, modified coinsurance and yearly renewable term agreements with The Guardian and outside parties to provide for reinsurance of selected variable annuity contracts, Group 401(k), group life and individual life policies. Under the terms of the modified coinsurance agreements, reserves ceded and corresponding assets held by the Company amounted to $3,441 million and $3,477 million at December 31, 2017 and 2016, respectively. The reinsurance contracts do not relieve the Company of its primary obligation for policyowner benefits. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

The Company entered into an Individual Life Yearly Renewable Term reinsurance agreement with The Guardian effective January 1, 2011. Under the terms of the agreement, GIAC cedes The Guardian a 90.00% quota share of the mortality risk on its secondary guarantee flexible premium universal life insurance business.

On September 1, 2016, the Company completed the transfer of its Group 401(k) business to Ameritas. The transfer was structured as a reinsurance transaction and contains coinsurance and modified coinsurance features. In 2016, Ameritas indemnified the Company for $113 million of general account liabilities using coinsurance and $3 billion of separate account liabilities using modified coinsurance. The Company also transferred invested assets with a fair market value of $103 million and cash of $10 million to Ameritas to partially fund the initial coinsurance premium. Ameritas plans to pursue novations of the 401(k) contracts, which would relieve GIAC of any responsibility related to these contracts. The reinsurance transaction does not extinguish the Company’s primary contractual liability until the Group 401(k) in-force contracts are fully novated to Ameritas. Upon closing in 2016, the Company recognized a gain of $29 million, before tax and a reinsurance gain of $50 million, before tax was deferred. The initial $32 million reinsurance gain, net of tax, was included in “(Loss) gain in surplus as a result of reinsurance, net of tax” in the Statutory Basis Statements of Changes in Capital and Surplus and $18 million was included in “Commissions and expense allowances on reinsurance ceded and other income” in the Statutory Basis Statements of Operations as an offset to the Federal Income tax incurred on the reinsurance gain in 2016. The $32 million, net of tax, reinsurance gain will be amortized into earnings as the earnings on 401(k) emerge in the future. When the remaining in-force Group 401(k) contracts are novated to Ameritas, any remaining unamortized deferred reinsurance gain in surplus will be recorded through earnings. In 2017 and the last four months of 2016, $10 million and $2 million, net of tax of the initial deferred $32 million were amortized from surplus into earnings as Group 401(k) earnings emerged, respectively, bringing the unamortized deferred reinsurance gain in surplus to $20 million and $30 million at December 31, 2017 and 2016, respectively.

The effect of these reinsurance cession agreements on the components of the Company’s gains (losses) from operations in the accompanying Statutory Basis Statements of Operations were as follows:

	2017			2016
	The Guardian	Outside Parties	Total	The Guardian	Outside Parties	Total
			(In millions)
Premiums and annuity considerations	$(29)	$(275)	$(304)	$(31)	$(2,274)	$(2,305)
Reserve adjustments on reinsurance ceded	38	(50)	(12)	3	1,944	1,947
Commissions and expense allowances on reinsurance ceded and other income	(55)	(337)	(392)	(20)	6	(14)

Total Revenues	(46)	(662)	(708)	(48)	(324)	(372)

Policyholder and contract benefits	(39)	(672)	(711)	(40)	(254)	(294)
Increase in aggregate reserves	(10)	24	14	(12)	(105)	(117)

Total expenses	(49)	(648)	(697)	(52)	(359)	(411)

Net gain (loss) on operations from reinsurance ceded	$3	$(14)	$(11)	$4	$35	$39

B-99

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

In 2017 and 2016, there were Modco reinsurance and remitted bonds of $284 million and $0 million, and $2,175 million and $2 million, respectively, which were non-cash transactions and were excluded from the Statutory Basis Statements of Cash Flows.

NOTE 8—RELATED PARTY TRANSACTIONS

General Operating Expense Agreement:

The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company’s business and for the Company’s use of The Guardian’s centralized services and agency force. The amounts charged for these services amounted to $105 million and $138 million in 2017 and 2016, respectively, which are in “General insurance expenses and Commissions and other expenses” in the Statutory Basis Statements of Operations, of which $8 million and $12 million are unpaid and included in “Due to parent and affiliates” in the Statutory Basis Balance Sheets at December 31, 2017 and 2016, respectively.

Investments:

On September 1, 2016, the Company made initial seed money investments of $100 million to commence investment activities and general operations of the various mutual funds that are established within the Guardian Variable Products Trust (“VIP Trust”), of which $91 million was returned to the Company as of December 31, 2017. PAIA, a wholly-owned subsidiary of GIS, serves as the investment adviser to the Guardian VIP Trust funds. The funds within the VIP Trust are offered through variable insurance products issued by the Company. At December 31, 2017, and 2016, approximately $113 million and $46 million or 0.83% or 0.35%, respectively, of the Company’s separate account assets under management were invested in affiliated mutual funds that are advised by PAIA.

Capital:

For the years ended December 31, 2017 and 2016, the Company received a total of $50 million and $100 million, respectively, from the Guardian as an additional paid-in and contributed surplus, which is reflected under “Cash flows from financing and miscellaneous activities” in the Statutory Basis Statements of Cash Flows. The $50 million fund received in 2017 was used to reduce the outstanding borrowed money (intercompany line of credit) with The Guardian.

In 2017, the Company made a $6 million capital contribution to PAS.

Administrative Services Agreement:

The Company had an administrative services agreement with RSFD and RS Investment that provides for fee income to GIAC calculated based on the monthly/quarterly average assets of the affiliated mutual funds’ participation within GIAC’s variable insurance products separate accounts until July 29, 2016. Effective July 29, 2016, these service agreements were terminated as a result of sale of the RS Investment. For the year ended December 31, 2016, such fee income amounted to $2 million, which is reflected in “Service fees” in the Statutory Basis Statements of Operations.

Line of Credit:

Effective May 1, 2017, the Company (Borrower) amended its revolving line of credit agreement with The Guardian (Lender) from $350 million to $750 million. The terms of the credit agreement state that future drawing, if any, (not at the time overdue) shall bear interest at a rate per annum equal to (a) the Prime Rate plus 1.00% if a Prime Rate Loan or (b) the Eurodollar Rate plus 1.00% if a Eurodollar Rate Loan. In the event any drawing on the line of credit becomes due, whether by acceleration or otherwise, it shall bear interest at a rate per annum equal to the Prime Rate plus 2.00%. Additionally, a commitment fee equal to 0.125% per annum of the amount of this line of credit shall be paid by Borrower to Lender, such amount to be paid in quarterly installments on the last day of each March, June, September and December or on the termination of this line of credit. The line of credit agreement shall have an initial term of 364 days beginning with the date first stated above, and shall automatically renew for successive periods of 364 days, unless the Lender shall notify the Borrower of its intention not to renew the line of credit agreement not less than sixty (60) days prior to the expiration of the then existing term. As of December 31, 2017 and 2016, the amount of drawings on the line of credit amounted to $0 million and $148 million, respectively, are included in “Intercompany borrowed

B-100

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

funds” in the Statutory Basis Balance Sheets. In the fourth quarter of 2017, the Company used approximately $91 million return of seed money from VIP Trust and the $50 million capital contribution to paydown the line of credit balances. Interest expense and commitment fees of $3.2 million and $2.5 million in 2017 and 2016, respectively, are included in “Net investment income” in the Statutory Basis Statements of Operations, of which $21 thousand and $180 thousand are unpaid interest expense included in “Intercompany borrowed funds” in the Statutory Basis Balance Sheets as of December 31, 2017 and 2016, respectively.

Effective March 1, 2016, the Company (Lender) entered into a revolving Line of Credit agreement with HSF (Borrower) for $50 million. The terms of the credit agreement state that future drawing, if any, (not at the time overdue) shall bear interest at a rate per annum equal to (a) the Prime Rate plus 1.50% if a Prime Rate Loan or (b) the Eurodollar Rate plus 1.50% if a Eurodollar Rate Loan. In the event any drawing on the Line of Credit becomes due, whether by acceleration or otherwise, it shall bear interest at a rate per annum equal to the Prime Rate plus 2.00%. Additionally, a commitment fee equal to 0.125% per annum of the amount of this line of credit shall be paid by Borrower to Lender, such amount to be paid in monthly installments on the last day of each month or on the termination of this line of credit. The line of credit agreement shall have an initial term of 364 days beginning with the date first stated above, and shall automatically renew for successive periods of 364 days, unless the Lender shall notify the Borrower of its intention not to renew the line of credit agreement not less than sixty (60) days prior to the expiration of the then existing term. At the time of each loan under the line of credit, the Borrower and the Lender shall agree on the maturity date for the payment of the principal amount of such loan and the interest rate for such loan. As of December 31, 2017 and 2016, the amount of drawings on the line of credit amounted to $23 million and $13 million, respectively, are included in “Cash, cash equivalents and short-term investments” in the Statutory Basis Balance Sheets. Interest income and commitment fees of $672 thousand and $257 thousand in 2017 and 2016, respectively, are included in “Net investment income” in the Statutory Basis Statements of Operations.

Commission:

The Company has a selling agreement with its affiliate PAS. The Company authorizes PAS’ registered representatives who are also insurance agents, to solicit and sell certain insurance and annuity contracts on behalf of the Company (See Note 1). For the years ended December 31, 2017 and 2016, the Company paid commissions to PAS which amounted to $28 million and $41 million, respectively, which is included in “Commissions and other expenses” in the Statutory Basis Statements of Operations.

Settlement of Intercompany Transactions:

In accordance with NAIC SAP, all transactions between related parties are required to have a written agreement that provides for a timely settlement of amounts owed, including a specific due date. Amounts over 90 days due are to be non-admitted along with any uncollected receivable from a related party that is not part of a written agreement. The Company has determined that written agreements are in place for all intercompany transactions and that these written agreements contain specific due dates. As of December 31, 2017, no intercompany receivable due to the Company is over 90 days past due.

NOTE 9—SEPARATE ACCOUNTS

General Nature and Characteristics of Separate Account Business:

Separate and variable accounts held by the Company represent primarily funds for which there are no guarantees. The assets of the Company’s separate accounts are carried at book value, which approximates fair value.

In accordance with the products/transactions recorded within the separate accounts, all assets are considered legally insulated from the general account. The legal insulation of the separate accounts assets prevents such assets from being generally available to satisfy claims resulting from the general account.

As of December 31, 2017 and 2016, the Company’s separate accounts statement included legally insulated assets of $13,632 million and $13,171 million, respectively, of which $4 million, respectively, were the additional amounts being transferred into the Company’s separate accounts from the general account of the Company. These amounts represent

B-101

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

mortality risk fully borne by the Company’s general account and may result in additional amounts being transferred into the Company’s separate accounts to cover greater longevity of annuitants than expected. Conversely, if the amounts allocated exceed the amounts required, transfers may be made to the Company’s general account. There was no seed money due to the general account of the Company from the Company’s separate accounts in 2017 and 2016. Fees and expenses due or accrued to the Company’s general account were $237 million and $275 million as of December 31, 2017 and 2016, respectively.

In accordance with the products/transaction recorded within the separate accounts, some separate accounts liabilities are guaranteed by the general account. To compensate the general account for the risk taken, the separate accounts have paid risk charges of $269 million and $254 million for the years ended December 31, 2017 and 2016, respectively.

The general account of the Company paid $0 million and $0.1 million towards separate accounts guarantees for the years ended December 31, 2017 and 2016, respectively.

The Company does not engage in securities lending transactions within the separate accounts.

Information regarding the separate accounts of the Company for the years ended December 31, 2017 and 2016 were as follows:

December 31, 2017	Non-indexed Guarantee Less Than/Equal to 4%	Non- Guaranteed Separate Accounts	Total
	(In millions)
Premium, considerations and deposits for the year ended:	$—	$571	$571

Reserves by valuation basis and withdrawal characteristics:
Market value	$—	$13,348	$13,348
Market value/not subject to discretionary withdrawals	—	44	44

Total reserves for separate accounts	—	13,392	13,392

Charges for investment management administration and contract guarantees	—	60	60
Accrued expense allowances	—	177	177

Separate accounts liabilities	$—	$13,629	$13,629

December 31, 2016	Non-Indexed Guarantee Less Than/Equal to 4%	Non- Guaranteed Separate Accounts	Total
	(In millions)
Premium, considerations and deposits for the year ended:	$—	$1,070	$1,070

Reserves by valuation basis and withdrawal characteristics:
Market value	$—	12,854	$12,854
Market value/not subject to discretionary withdrawals	—	39	39

Total reserves for separate accounts	—	12,893	12,893

Charges for investment management administration and contract guarantees	—	60	60
Accrued expense allowances	—	215	215

Separate accounts liabilities	$—	$13,168	$13,168

B-102

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The following represents a reconciliation of net transfers from the Company to the separate accounts. Transfers are reported in the Summary of Operations of the Separate Account Annual Statement:

	2017	2016
	(In millions)
Transfers to separate accounts:
Non-indexed guarantee less than/equal to 4%	$—	$—
Non-guaranteed separate accounts	571	1,070
Transfers from separate accounts:
Non-indexed guarantee less than/equal to 4%	—	—
Non-guaranteed separate accounts	(1,875)	(1,572)

Net transfers from separate accounts	(1,304)	(502)

Reconciling Adjustments:
Mortality and expense guarantees—variable	161	150
Administrative fees—variable annuity	112	108
Cost of insurance	14	15

Total adjustments	287	273

Net transfers from separate accounts as reported in the Statutory Basis Statements of Operations of the Company	$(1,017)	$(229)

NOTE 10—ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity actuarial reserves and deposit type contract funds and other liabilities without life or disability contingencies as of December 31, 2017 and 2016 were as follows:

December 31, 2017	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percentage of Total
		(In millions)
Subjected to discretionary withdrawal:
With market value adjustment	$71	$—	$—	$71	0%
At book value less current surrender charge of 5% or more	13	—	—	13	0%
At fair value	—	9,855	2,956	12,811	80%

Total with adjustment or at market value	84	9,855	2,956	12,895	80%
At book value without adjustment (minimal or no charge or adjustment)	863	—	—	863	5%
Not subjected to discretionary withdrawal	2,302	43	—	2,345	15%

Total gross	3,249	9,898	2,956	16,103	100%

Reinsurance ceded	117	—	—	117

Total net	$3,132	$9,898	$2,956	$15,986

B-103

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

December 31, 2016	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percentage of Total
		(In millions)
Subjected to discretionary withdrawal:
With market value adjustment	$105	$—	$—	$105	1%
At book value less current surrender charge of 5% or more	19	—	—	19	0%
At fair value	—	9,306	3,061	12,367	80%

Total with adjustment or at market value	124	9,306	3,061	12,491	81%
At book value without adjustment (minimal or no charge or adjustment)	997	—	—	997	6%
Not subjected to discretionary withdrawal	1,986	38	—	2,024	13%

Total gross	3,107	9,344	3,061	15,512	100%

Reinsurance ceded	142	—	—	142

Total net	$2,965	$9,344	$3,061	$15,370

NOTE 11— COMMITMENTS

The Company had commitments to fund mortgage loans or other investments in the normal course of business, which totaled $87 million and $78 million in 2017 and 2016, respectively.

NOTE 12—LITIGATION

The Company is engaged in various legal actions arising out of its insurance and investment operations. In the opinion of management, any losses together with the ultimate liability resulting from such actions would not have a material adverse effect on the financial position or cash flows of the Company.

NOTE 13—FINANCIAL INFORMATION

Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance.

Under the Delaware Insurance Law, the maximum amounts of distributions that can be made to the Company’s parent in any given year, without prior approval by the Delaware Commissioner of Insurance, is equal to the greater of (i) 10.00% of the Company’s surplus as of December 31 of the preceding calendar year, or (ii) the net gain from operations for the preceding calendar year (excluding realized investment losses). Any dividends paid, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus also requires the prior approval of the Delaware Commissioner of Insurance. At December 31, 2017, the maximum amount of dividends the Company could pay The Guardian in 2018 without prior approval from the state insurance regulatory authorities was $114 million.

B-104

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The following reconciles the statutory net loss of the Company as reported to the regulatory authorities to consolidated GAAP net loss:

	2017	2016
	(In millions)
Statutory net gain (loss)	$26	$(140)
Adjustments to reconcile to GAAP:
Net gain (loss) of subsidiaries	1	(4)
Change in deferred policy acquisition costs	(21)	28
Future policy benefits	(158)	24
Reinsurance	1	(21)
Federal income tax benefit	40	29
Unrealized (gain) loss on investments	(25)	2
Transfer to interest maintenance reserve	(3)	2
Amortization of interest maintenance reserve	—	(1)

Consolidated GAAP net loss	$(139)	$(81)

The following reconciles the statutory capital and surplus of the Company as reported to the regulatory authorities to consolidated GAAP stockholder’s equity:

	2017	2016
	(In millions)
Statutory capital and surplus	$310	$260
Add (deduct) cumulative effect of adjustments:
Deferred policy acquisition costs	591	587
Elimination of asset valuation reserve	38	29
Future policy benefits	(276)	(95)
Establishment of additional deferred federal income taxes	(12)	(4)
Unrealized gains on investments	130	79
Separate account accrued expense allowances	(177)	(216)
Other liabilities	(101)	(71)
Deferred gain in surplus as a result of reinsuance, net of tax	(30)	(46)
Other, net	1	3

Consolidated GAAP stockholder’s equity	$474	$526

NOTE 14—SUBSEQUENT EVENTS

The Company considers events occurring after the balance sheet date but prior to February 27, 2018, the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events for the year ended December 31, 2017.

B-105

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2017

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

	2017	Annual Statement References
Investment Income Earned		Exhibit of Net Investment Income
U.S. Government bonds	$613,254
Bonds exempt from U.S. tax	—
Other bonds (unaffiliated)	106,533,023
Bonds of affiliates	—
Preferred stocks (unaffiliated)	—
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	—
Common stocks of affiliates	—
Mortgage loans	13,958,142
Real estate	—
Contract loans	7,016,521
Cash, cash equivalents and short-term investments	1,888,504
Derivative instruments	—
Other invested assets	890,207
Aggregate write-ins for investment income	217,719

Total gross investment income	$131,117,370

Real Estate Owned—Statement Value	—	Schedule A

Mortgage Loans—Book Value
Farm mortgages	$—	Schedule B
Residential mortgages	—
Commercial mortgages	406,788,121

Total mortgage loans	$406,788,121

Mortgage Loans by Standing—Book Value
Good standing	$—	Schedule B
Interest overdue more than 3 months, not in foreclosure	—
Foreclosure in process	—

Total mortgage loans	$—

Other Long-Term Invested Assets—Statement Value	78,533,801	Schedule BA, Part 1
Bonds and Stocks of Parents, Subsidiaries and Affiliates—Book Value		Schedule D, Summary by Country
Bonds	—
Preferred stocks	—
Common stocks	—

B-106

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2017

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

	2017	Annual Statement References
Bonds and Short-Term Investments by Class & Maturity		Schedule D, Part 1A, Sec. 1
Bonds by Maturity—Statement Value
Due within one year or less	$426,877,689
Over 1 year through 5 years	856,642,428
Over 5 years through 10 years	614,193,934
Over 10 years through 20 years	207,164,441
Over 20 years	951,536,241

Total by Maturity	$3,056,414,733

Bonds by Class—Statement Value
Class 1	$1,745,087,011
Class 2	1,195,798,517
Class 3	93,738,135
Class 4	20,254,668
Class 5	1,536,412
Class 6	—

Total by Class	$3,056,414,743

Total Bonds Publicly Traded	1,550,505,769
Total Bonds Privately Placed	428,819,413
Preferred Stocks—Fair Value	—	Schedule D, Part 2, Sec. 1
Common Stocks—Fair Value	28,068,766	Schedule D, Part 2, Sec. 2
Short-Term Investments—Book Value	20,376,085	Schedule DA, Part 1
Options, Caps Floors, Collars, Swaps and Forwards	—	Schedule DB, Part A, Sec. 1
Financial Futures Contracts Open—Current Price	6,567,632	Schedule DB, Part B, Sec. 1
Cash on Deposit	(24,578,575)	Schedule E—Part 1

Life Insurance in Force (Net of Reinsurance)		Exhibit of Life Insurance
Industrial	—
Ordinary	612,734
Credit Life	—
Group Life	19,539
Amount of Additional Accidental Death Insurance In Force under Ordinary Policies	20,771	Exhibit of Life Insurance
Life Insurance Policies with Disability Provisions In Force		Exhibit of Life Insurance
Industrial	—
Ordinary	1,139,202
Credit Life	—
Group Life	185,493

B-107

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2017

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

	2017	Annual Statement References
Supplementary Contracts in Force		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Ordinary—Not Involving Life Contingencies
Amount on Deposit	—
Income Payable	—
Ordinary—Involving Life Contingencies
Income Payable	—
Group—Not Involving Life Contingencies
Amount on Deposit	—
Income Payable	—
Group—Involving Life Contingencies
Income Payable	—

Annuities—Ordinary		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Immediate
Amount of Income Payable	133,078,966
Deferred—Fully Paid Account Balance	—
Deferred—Not Fully Paid—Account Balance	10,628,202,690

Annuities—Group		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Amount of Income Payable	—
Fully Paid Account Balance	—
Deferred—Not Fully Paid—Account Balance	50,765,296

Accident and Health Insurance—Premiums in Force
Group	—
Credit	—
Other	—

Deposit Funds and Dividend Accumulations		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Deposit Funds—Account Balance	164,055,866
Dividend Accumulations—Account Balance	—

B-108

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2017

Section 2. Investment Risk Interrogatories

Answer the following interrogatories by stating the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.	State the reporting entity’s total admitted assets as reported on page two of the annual statement. $3,724,608,853.

2.	State the ten largest exposures to a single issuer/borrower/investment.

	Issuer	Description of Exposure	Amount	Percentage of Total Admitted Assets
a.	AT&T Inc.	Bonds	$25,121,368	0.7%
b.	Citigroup Inc.	Bonds	$23,665,411	0.6%
c.	Abbvie Inc	Bonds	$23,403,777	0.6%
d.	Anheuser-Busch Inbev Fin	Bonds	$22,579,795	0.6%
e.	Park Avenue Securities LLC	Other Invested Asset	$22,507,350	0.6%
f.	Home Depot Inc.	Bonds	$22,343,202	0.6%
g.	Apple Computer Inc.	Bonds	$22,200,152	0.6%
h.	Ace Ina Holdings	Bonds	$21,649,426	0.6%
i.	Enterprise Products Oper	Bonds	$21,394,581	0.6%
j.	McDonald’s Corp.	Bonds	$21,326,754	0.6%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating:

Bonds	Amount	Percentage of Total Admitted Assets	Preferred Stocks	Amount	Percentage of Total Admitted Assets
NAIC-1	$1,745,087,001	46.9%	P/RP-1	$—	0.0%
NAIC-2	$1,195,798,517	32.1%	P/RP-2	$—	0.0%
NAIC-3	$93,738,135	2.5%	P/RP-3	$—	0.0%
NAIC-4	$20,254,668	0.5%	P/RP-4	$—	0.0%
NAIC-5	$1,536,412	0.0%	P/RP-5	$—	0.0%
NAIC-6	$—	0.0%	P/RP-6	$—	0.0%

4.	Assets held in foreign investments:

	Amount	Percentage
a. Are assets held in foreign investments less than 2.5% of the entity’s total admitted assets? Yes { } No {X}
b. Total admitted assets held in foreign investments	$352,573,614	9.5%
c. Foreign-currency-denominated investments	$—	0.0%
d. Insurance liabilities denominated in that same foreign currency	$—	0.0%

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percentage
Countries rated NAIC-1	$326,490,075	8.8%
Countries rated NAIC-2	$21,083,539	0.6%
Countries rated NAIC-3 or below	$5,000,000	0.1%

B-109

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2017

6.	Largest foreign investment exposures by country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage
Countries rated NAIC-1:
Country: United Kingdom	$212,240,573	3.3%
Country: Netherlands	$54,295,306	1.5%
Countries rated NAIC-2:
Country: Mexico	$21,083,539	0.6%
Country:
Countries rated NAIC-3 or below
Country: Turks & CAICOS	$3,000,000	0.1%
Country: Turkey	$2,000,000	0.1%

	Amount	Percentage
7. Aggregate unhedged foreign currency exposure:	$—	0.0%

8.	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

	Amount	Percentage
i. Countries rated NAIC-1	$—	0.0%
ii. Countries rated NAIC-2	$—	0.0%
iii. Countries rated NAIC-3 or below:	$—	0.0%

9.	Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage
i. Countries rated NAIC-1:
Country: France	$—	0.0%
ii. Countries rated NAIC-2:
Country:	$—	0.0%
iii. Countries rated NAIC-3 or below
Country:	$—	0.0%

10.	Ten largest non-sovereign (i.e. non-governmental) foreign issues:

	Issuer	NAIC Rating	Amount	Percentage
1.	Astrazeneca	1FE,2FE	$20,429,291	0.5%
2.	Shell International Fin	1FE	$15,024,914	0.4%
3.	BP Capital Markets PLC	1FE	$14,592,278	0.4%
4.	Siemens Financieringsmat	1FE	$12,724,279	0.3%
5.	Johnson Controls	2FE	$10,786,479	0.3%
6.	Actavis Funding SCS	2FE	$10,031,263	0.3%
7.	Deutsche Bank AG	2FE	$10,022,788	0.3%
8.	Swedbank AB	1FE	$10,011,402	0.3%
9.	Reckitt Benckiser Tsy	1FE	$9,990,468	0.3%
10.	Vodafone Grp	2FE	$9,479,737	0.3%

11.	State the amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets?     Yes {X}    No  {  }

B-110

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2017

	Amount	Percentage
Total admitted assets held in Canadian investments	$85,196,778	2.3%
Canadian-currency-denominated investments	$—	—
Canadian-denmoinated insurance liabilities	$—	—
Unhedged Canadian currency exposure	$—	—

12.	State the aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.    Yes {X}    No  {  }

13.	State the amounts and percentages of admitted assets held in the ten largest equity interests.

Are assets held in equity interests less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.    Yes {X}    No  {  }

14.	State the amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities.

Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.    Yes {X}    No  {  }

15.	State the amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes {X}    No  {  }

16.	State the amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes {  }    No  {X}

Type (Residential, Commerical, Agricultural)		Amount	Percentage of Total Admitted Assets
a.	Commercial	$29,175,000	0.8%
b.	Commercial	$18,500,000	0.5%
c.	Commercial	$15,275,000	0.4%
d.	Commercial	$15,000,000	0.4%
e.	Commercial	$14,518,932	0.4%
f.	Commercial	$13,880,089	0.4%
g.	Commercial	$12,950,000	0.3%
h.	Commercial	$12,125,000	0.3%
i.	Commercial	$10,000,000	0.3%
j.	Commercial	$9,681,135	0.3%

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
Loan to Value	Amount	Percentage	Amount	Percentage	Amount	Percentage
above 95%	$—	0.0%	$—	0.0%	$—	0.0%
91 to 95%	$—	0.0%	$—	0.0%	$—	0.0%
81 to 90%	$—	0.0%	$—	0.0%	$—	0.0%
71 to 80%	$—	0.0%	$—	0.0%	$—	0.0%
below 70%	$—	0.0%	$406,788,123	10.9%	$—	0.0%

B-111

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2017

18.	State the amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {X}    No  {    }

19.	State the amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {X}    No  {    }

20.	State the amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Securities lending agreements (do not include assets held as collateral for such transactions)	$—	%	$—	$—	$—
b.	Repurchase agreements	$—	%	$—	$—	$—
c.	Reverse repurchase agreements	$—	%	$—	$—	$—
d.	Dollar repurchase agreements	$—	%	$—	$—	$—
e.	Dollar reverse repurchase agreements	$—	%	$—	$—	$—

21.	State the amounts and percentages of the entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

		Owned		Written
a.	Hedging	$—	%	$—	%
b.	Income generation	$—	%	$—	%
c.	Other	$—	%	$—	%

22.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Hedging	$—	%	$—	$—	$—
b.	Income generation	$—	%	$—	$—	$—
c.	Replications	$—	%	$—	$—	$—
d.	Other	$—	%	$—	$—	$—

23.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Hedging	$53,373,750	1.4%	$68,494,200	$58,769,150	$52,545,850
b.	Income generation	$—	%	$—	$—	$—
c.	Replications	$—	%	$—	$—	$—
d.	Other	$—	%	$—	$—	$—

B-112

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

APPENDIX A-001

AS OF DECEMBER 31, 2017

Section 3.   Summary Investment Schedule

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Bonds:
U.S. Treasury Securities	$61,863,833	1.70%	$61,863,833	1.70%
U.S. Government agency obligations (excluding mortgage-backed securities):
Issued by U.S. Government agencies	—	0.00%	—	0.00%
Issued by U.S. Government sponsored agencies	—	0.00%	—	0.00%
Non-U.S. Government (including Canada, excluding mortgage-backed securities):	—	0.00%	—	0.00%
Securities issued by states, territories and possessions and political subdivisions in the U.S.:
States, territories and possessions general obligations	2,144,419	0.06%	2,144,419	0.06%
Political subdivisions of states, territories and possessions and political subdivisions general obligations	—	0.00%	—	0.00%
Revenue and assessment obligations	21,485,354	0.59%	21,485,354	0.59%
Industrial development and similar obligations	—	0.00%	—	0.00%
Mortgage-backed securities (includes residential and commercial MBS):
Pass-through securities:
Issued or guaranteed by GNMA	—	0.00%	—	0.00%
Issued or guaranteed by FNMA and FHLMC	—	0.00%	—	0.00%
All other	—	0.00%	—	0.00%
CMOs and REMICs:
Issued or guaranteed by GNMA, FNMA, FHLMC or VA	96,502	0.00%	96,502	0.00%
Issued by non-U.S. Government issuers and collateralized by mortgage-backed securities issued or guaranteed by agencies as mentioned above	—	0.00%	—	0.00%
All other	121,311,553	3.34%	121,311,553	3.34%
Other debt and other fixed income securities (excluding short term):
Unaffiliated domestic securities (includes credit tenant loans and hybrid securities)	2,275,477,749	62.65%	2,275,477,749	62.65%
Unaffiliated non-U.S. securities (including Canada)	437,770,392	12.05%	437,770,392	12.05%
Affiliated securities	—	0.00%	—	0.00%

B-113

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

APPENDIX A-001

AS OF DECEMBER 31, 2017

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Equity interests:
Investments in mutual funds	—	0.00%	—	0.00%
Preferred stocks:
Affiliated	—	0.00%	—	0.00%
Unaffiliated	—	0.00%	—	0.00%
Publicly traded equity securities (excluding preferred stocks):
Affiliated	—	0.00%	—	0.00%
Unaffiliated	28,068,766	0.77%	28,068,766	0.77%
Other equity securities:
Affiliated	—	0.00%	—	0.00%
Unaffiliated	—	0.00%	—	0.00%
Other equity interests including tangible personal property under lease:
Affiliated	—	0.00%	—	0.00%
Unaffiliated	—	0.00%	—	0.00%
Mortgage loans:
Construction and land development	—	0.00%	—	0.00%
Agricultural	—	0.00%	—	0.00%
Single family residential properties	—	0.00%	—	0.00%
Multifamily residential properties	—	0.00%	—	0.00%
Commercial loans	406,788,123	11.20%	406,788,123	11.20%
Mezzanine real estate loans	—	0.00%	—	0.00%
Real estate investments:
Property occupied by the Company	—	0.00%	—	0.00%
Property held for the production of income	—	0.00%	—	0.00%
Property held for sale	—	0.00%	—	0.00%
Contract loans	81,184,054	2.24%	81,184,054	2.24%
Derivatives	—	0.00%	—	0.00%
Receivables for securities	7,530,990	0.21%	7,530,990	0.21%
Securities lending	—	0.00%	—	0.00%
Cash, cash equivalents and short term investments	111,686,357	3.08%	111,686,357	3.08%
Other Invested Assets	76,943,628	2.12%	76,943,628	2.12%

Total Invested Assets	$3,632,351,720	100.0%	$3,632,351,720	100.0%

*	Gross Investment Holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual

B-114

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.:

We have audited the accompanying statutory financial statements of The Guardian Insurance & Annuity Company, Inc., which comprise the statutory basis balance sheets as of December 31, 2017 and 2016, and the related statutory statements of operations, changes in capital and surplus, and cash flows for the years then ended.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America are material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2017 and 2016, or the results of its operations or its cash flows for the years then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance described in Note 2.

B-115

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The supplemental Schedule 1—Selected Financial Data, Investment Risk Interrogatories, and Summary Investment Schedule (collectively, the “supplemental schedules”) of the Company as of December 31, 2017 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

February 27, 2018

B-116

Part C

ITEM 27:	Exhibits

The following exhibits:

(a)	Resolution of the Board of Directors of The Guardian Insurance & Annuity Company, Inc. establishing The Guardian		(1)
	Separate Account N

(b)	Custodian Agreements. Not Applicable.		N/A

(c)	Distribution Agreements.

	(c)(i)	Distribution and Service Agreement between GIAC and PAS (March 31, 2015)	(8)

	(c)(ii)	Field Representative Agreement (FRVUL)	(3)

	(c)(iii)	Agreement of Agency (FTAVUL)	(3)

	(c)(iv)	Agreement of General Agency (GAVULUL)	(3)

	(c)(v)	Memorandum of Agreement (CDM)	(3)

	(c)(vi)	Special Agreement of Agency (SPAG)	(3)

	(c)(vii)	Brokerage Agreement	(3)

	(c)(viii)	Form of GIAC Selling Agreement (04/2015)	(8)

(d)	Specimen of the Flexible Premium Adjustable Variable Whole Life Insurance Policy		(1)

(e)	Applications

	(e)(i)	Form of Application for the Flexible Premium Adjustable Variable Whole Life Policy.	(1)

	(e)(ii)	Form of Application for the Flexible Premium Adjustable Variable Whole Life Policy (Guaranteed and Simplified Issue cases)	(1)

(f)	Certification of Incorporation and By-Laws.

	(f)(i)	Certificate of Incorporation of The Guardian Insurance & Annuity Company, Inc.	(1)

	(f)(ii)	Certificate of Amendment to the Certificate of Incorporation of The Guardian Insurance & Annuity Company, Inc.	(1)

	(f)(iii)	By-laws of The Guardian Insurance & Annuity Company, Inc.	(1)

(g)	Reinsurance Agreements.

	(g)(i)	Reinsurance Agreement #3001 (including Revisions 1-11 through Aug 1, 2008)	(2)

	(g)(ii)	Reinsurance Agreement #3002 (including Revisions 1-5 through Aug 1, 2008)	(2)

	(g)(iii)	Automatic with Facultative Option yearly Renewable Term Reinsurance Agreement (2011)	(6)

(h)	Participation Agreements.

	(h)(i)	Aim Variable Insurance Funds	(2)

		(a) Amendments to Agreement (No. 1-5)	(2)

		(b) Amendment to Agreement (No. 6)	(3)

		(c) Amendment to Agreement (No. 7) (2008)	(2)

		(d) Amendment to Agreement (No. 8)	(8)

		(e) Amendment to Agreement (No. 9)	(8)

		(f) Amendment to Agreement (No. 10) (2015)	(8)

	(h)(ii)	Davis Variable Account Fund, Inc. (including Addenda 1-2)**	(2)

		(a) Addenda #3 to Agreement (July 2004)	(2)

		(b) Addenda #4 to Agreement	(2)

		(c) Addenda #5 to Agreement (2008)	(2)

(h)(iii)	Fidelity Variable Insurance Products Fund (including amendments 1-3)	(2)

	(a) Amendment #4 to Agreement (2002)	(2)

	(b) Amendment #5 to Agreement (2005)	(2)

	(c) Amendment #6 to Agreement (2008)	(2)

(h)(iv)	Gabelli Capital Series Funds, LLP (including first addendum-2001)	(2)

(h)(v)	Janus Aspen Series (service shares) (2000)	(3)

	(a) Amendment to Agreement (2000)	(3)

	(b) Amendment to Agreement (2008)	(3)

(h)(vi)	MFS Variable Insurance Trust**	(2)

	(a) Amendment to Agreement (Aug 2000)	(2)

	(b) Amendment to Agreement (Nov 2000)	(2)

	(c) Amendment to Agreement (2006)	(2)

	(d) Amendment to Agreement (2008)	(2)

(h)(vii)	AB Variable Products Series Fund, Inc.	(2)

	(a) First Amendment to Agreement (2008)	(2)

	(b) Amendment to Agreement (No. 2)	(8)

	(c) Amendment to Agreement (No. 3)	(8)

	(d) Amendment to Agreement (No. 4)	(8)

	(e) Amendment to Agreement (No. 5) (2015)	(8)

(h)(viii)	Value Line, Inc.	(2)

	(a) Amendment to Agreement (2008)	(2)

(h)(ix)	RS Variable Product Trust (superseded) (see Victory Capital Management Inc.)	(2)

	(a) Amendment to Agreement (2008) (superseded)	(3)

	(b) Amendment to Agreement (2009) (superseded)	(4)

	(c) Participation Agreement (2014) (superseded)	(9)

(h)(x)	Delaware	(3)

	(a) Amendment to Participation Agreement (2008)	(3)

(h)(xi)	Franklin Templeton	(2)

	(a) Amendment No. 1 (2004)	(2)

	(b) Amendment No. 2 (2007)	(2)

	(c) Amendment No. 3 (2008)	(2)

	(d) Amendment No. 4	(8)

	(e) Amendment No. 5 (2015)	(8)

(h)(xii)	Van Kampen	(2)

	(a) Amendment No. 1 (2005)	(2)

	(b) Amendment No. 2 (2008)	(2)

(h)(xiii)	American Century**	(2)

	(a) First Amendment	(2)

	(b) Second Amendment (2008)	(2)

	(c) Amendment No. 3 (2009)	(5)

(h)(xiv)	Fred Alger	(3)

	(a) First Amendment	(3)

	(b) Second Amendment (2008)	(2)

(h)(xv)	Black Rock	(4)

(h)(xvi)	PIMCO / ALLIANZ	(4)

	(h)(xvii)	ALPS Advisors (Ibbotson)	(4)

	(h)(xviii)	Evergreen	(4)

	(h)(xix)	Ivy Investment Management Company (previously Waddell & Reed, Inc.)** (2010)	(5)

	(h)(xx)	OppenheimerFunds	(5)

		(a) Amendment No. 1 (2010)	(5)

	(h)(xxi)	Legg Mason	(5)

	(h)(xxii)	Wells Fargo Variable Trust Participation Agreement	(6)

		(a) Amendment No. 1 (2011)	(8)

		(b) Amendment No. 2 (2015)	(8)

	(h)(xxiii)	Victory Capital Management, Inc. (2015)	(10)

(i)	Administrative Contracts

	(i)(i)	Amended and Restated Agreement for Services and Reimbursement Therefor between The Guardian Life Insurance Company of America and The Guardian Insurance & Annuity Company, Inc. (2007)	(1)

	(i)(ii)	Agreement for services between The Guardian Insurance & Annuity Company, Inc and American Financial Systems**	(2)

	(i)(iii)	Amended and Restated agreement for services between Guardian and American Financial Services**	(6)

(j)	Powers of Attorney executed by a majority of the Board of Directors and certain principal officers of The Guardian
	Insurance & Annuity Company, Inc.:

	(j)(i)	D. Scott Dolfi	(1)

	(j)(iii)	Robert E. Broatch	(1)

	(j)(iv)	Joseph A. Caruso	(1)

	(j)(vi)	Margaret W. Skinner	(1)

	(j)(vii)	K. Rone Baldwin	(4)

	(j)(viii)	Michael Slipowitz (current)	(11)

	(j)(ix)	Donald P. Sullivan, Jr.	(6)

	(j)(x)	Michael B. Cefole	(7)

	(j)(xi)	Marc Costantini	(7)

	(j)(xii)	Gordon Dinsmore (current)	(11)

	(j)(xiii)	Michael N. Ferik (current)	(11)

(k)	Legal Opinion.

	(k)(i)	Opinion of Richard T. Potter, Jr., Esq.	(2)

	(k)(ii)	Consent of Richard T. Potter, Jr., Esq.	(11)

(l)	Opinion and Consent of actuarial officers.		(11)

(m)	Calculation.		(11)

(n)	Consent of PricewaterhouseCoopers LLP		(11)

(o)	No financial statements are omitted.		N/A

(p)	Not applicable.		N/A

(q)	Memorandum on the Policy’s Issuance. Transfer and Redemption Procedures and on the Method of Computing Cash Adjustments upon Exchange of the Policy for Flexible Premium Adjustable Variable Life Insurance Policy.		(6)

(1)	Incorporated by reference to the Registration Statement on Form N-6 filed by the Registrant on May 21, 2008 (File No. 333-151073; Accession No. 0001193125-08-120023)
(2)	Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 filed by the Registrant on August 1, 2008 (File No. 333-151073; Accession No. 0001193125-08-163928)
(3)	Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-6 filed by the Registrant on August 26, 2008 (File No. 333-151073; Accession No. 0001193125-08-184460)
(4)	Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-6 filed by the Registrant on April 27, 2010 (File No. 333-151073; Accession No. 0001193125-10-094621)
(5)	Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 filed by the Registrant on April 27, 2011 (File No. 333-151073; Accession No. 0001193125-11-111532)
(6)	Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-6 filed by the Registrant April 25, 2012 (File No. 333-151073; Accession No. 0001193125-12-182004)
(7)	Incorporated by reference to Post-Effective Amendment No. 6 to the Registration statement on Form N-6 filed by the Registrant on April 25, 2014 (File No. 333-151073; Accession No. 0001193125-14-158881)
(8)	Incorporated by reference to Post-Effective Amendment No. 7 to the Registration statement on Form N-6 filed by the Registrant on April 27, 2015 (File No. 333-151073; Accession No. 0001193125-15-147098)
(9)	Incorporated by reference to Post-Effective Amendment No. 9 to the Registration statement on Form N-6 filed by the Registrant on April 25, 2016 (File No. 333-151073; Accession No. 0001193125-16-553839)
(10)	Incorporated by reference to Post-Effective Amendment No. 10 to the Registration statement on Form N-6 filed by the Registrant on April 25, 2017 (File No. 333-151073; Accession No. 0001193125-17-136528)
(11)	Filed herewith
**	Financial information redacted

Item 28.	Directors and Officers of the Depositor

The following is a list of directors and principal officers of The Guardian Insurance & Annuity Company, Inc. (“GIAC”), the depositor of the Registrant. The principal business address of each director and officer is 7 Hanover Square, New York, New York 10004. List is effective as of January 5, 2018.

DIRECTORS:
Gordon Dinsmore
Michael Ferik
Michael Slipowitz

OFFICE/TITLE	OFFICER
Director and President	Gordon Dinsmore
Executive Vice President & Chief Investment Officer	Thomas G. Sorell
Senior Vice President, Associate Corporate Secretary	Harris Oliner
Senior Vice President, Chief Financial Officer	Roberto C. Ecker
Senior Vice President, Counsel and Assistant Corporate Secretary	Richard T. Potter, Jr.
Director and Senior Vice President, Corporate Chief Actuary	Michael Slipowitz
Senior Vice President, Chief Actuary – Individual Life	Charles Marino
Senior Managing Director, Head of Real Estate Investments	Robert T. O’Rourke
Senior Managing Director, Investments; Asset Allocation and Fixed Income Portfolio Management	Douglas Dupont
Senior Managing Director and Investment Chief Risk Officer	Douglas Niemann
Managing Director	John Blaney
Managing Director	Kevin Booth
Managing Director	Robert J. Crimmins, Jr.
Managing Director	Douglas Gaylor
Managing Director	John Paul Gillin
Managing Director & Derivatives Risk Officer	Atanas H. Goranov
Managing Director, Head of Private Equity Managing	Maurice Gordon
Director	Paul Jablansky
Managing Director	Stewart M. Johnson
Managing Director, Private Placements	Brian E. Keating
Managing Director, Investment Actuary	Chi M. Kwok
Managing Director, Real Estate Portfolio Manager	Robert LoCascio
Managing Director, Head of Commercial Mortgages Investments	Daniel Maples
Managing Director	David Padulo
Managing Director	Robert A. Reale
Managing Director	John Gargana
Managing Director, ALM, Investments Analytics, Risk and Reporting	Ed Freeman
Vice President, Corporate Tax	Bruce P. Chapin
Vice President and Actuary, Individual Life	Jess Geller
Vice President, Treasurer	Walter R. Skinner
Vice President & Director of Finance	John H. Walter
Vice President, Chief Compliance Officer &	Jeff Butscher
Rule 38a-1 Chief Compliance Officer
Vice President, Retirement Product Fund Management	Stuart Carlisle
Vice President, Business Development, Group	Michael Kryza
Vice President, Client Engagement	Kimberly Delaney Geissel
Second Vice President, Controller Individual Life	Thomas L. Cahill
Second Vice President, Retirement Services	Travis Ovitt
Second Vice President, Product Management, Individual Annuity, Retirement Solutions	Nahulan Ethirveerasingam
Senior Director	Demetrios Tsaparas
Senior Director, Private Placements	Edward J. Brennan
Senior Director, Private Placements	Timothy Powell
Senior Director, Real Estate Portfolio Manager	Mark A. DePrima
Senior Director, Private Placements	Gwendolyn Foster
Senior Director, Real Estate	Gary A. Gorecki
Senior Director, Private Placements	Barry J. Scheinholtz
Senior Director, Derivatives Risk Analytics, Investments	Kampoleak Pal
Senior Director, Private Equity Investments	Cheng Wang
Senior Director	Mordechai Shapiro
Senior Director, Investment Operations	James Geocos
Assistant Vice President, Annuity Operations and Customer Service	Christian Mele
Assistant Vice President, Individual Markets Financial Reporting	Shawn P. McGrath
Associate Actuary	Mariana Slepovitch
Corporate Secretary	Sonya L. Crosswell
Director, Variable Product Issue	Brenda L. Ahner
Director, GIAC Compliance and Licensing	Tricia Mohr
Director, Policy Forms	John J. Monahan
Director, Fixed Income Trading	Martin Vernon

Item 26.	Persons Controlled by or under Common Control with Registrant

The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America (“Guardian Life”), the parent company of GIAC, the Registrant’s depositor, as of December 31, 2017. Those entities that are indented under another entity are subsidiaries of that entity and, therefore, indirect subsidiaries of Guardian Life.

THE GUARDIAN LIFE INSURANCE COMPANY OF AMERICA HOLDING COMPANY ORGANIZATIONAL CHART [1]

As of 12/31/2017

The Guardian Life Insurance Company of America [1]
(New York Mutual Insurer)
Guardian Acquisition I, LLC (Delaware LLC) (100% owned) ℅ 06/15/2017
Guardian Distributors, LLC (Delaware LLC) (100% owned) ℅ 10/14/2011
Berkshire Life Insurance Company of America [7] (Massachusetts Corp.) (100% owned) ℅ 12/22/2000
First Commonwealth, Inc. [4] (Delaware Corp.) (100% owned) ℅ 8/6/1999
Managed Dental Care (California Corp.) (100% owned) ℅ 4/25/1996
Innovative Underwriters, Inc. (New Jersey Corp.) (100% owned) ℅ 7/26/1999
Managed DentalGuard, Inc. (New Jersey) (100% owned) ℅ 4/5/2001
Managed DentalGuard, Inc. (Texas Corp.) (100% owned) ℅ 1/15/1997
Victory High Yield Fund [6] (Delaware Statutory Trust) (55.94% owned) [2] ℅ 10/9/2006
Victory Strategic Income Fund [6] (Delaware Statutory Trust) (59.51% owned) [2] ℅ 11/23/2009
The Guardian Insurance & Annuity Company, Inc. (Delaware Corp.) (100% owned) ℅ 6/8/1970
Park Avenue Securities LLC (Delaware LLC) (100% owned) ℅ 9/22/1998
Hanover Square Funding, LLC (Delaware LLC) (100% owned) ℅ 4/16/2014
Park Avenue Life Insurance Company (Delaware Corp.) (100% owned) ℅ 3/18/1996
Family Service Life Insurance Company (Texas Corp.) (100% owned) ℅ 6/1/1998
Sentinel American Life Insurance Company (Texas Corp.) (100% owned) ℅ 6/1/1998
Guardian Investor Services LLC [3] (Delaware LLC) (100% owned) ℅ 12/19/2001
GIS DSO Holdings, LLC (Delaware LLC) (100% owned) ℅08/02/16
GIS Strategic Ventures, LLC (Delaware LLC) (100% owned) ℅ 6/4/2015
Park Avenue Institutional Advisers LLC (Delaware LLC) (100% owned) ℅ 2/5/2015
Hanover Square Real Estate Management LLC [5] (Delaware LLC) (100% owned) ℅ 8/20/2015
GIS Credit Opportunities LLC (Delaware LLC) (100% owned) ℅ 10/01/2015
Reed Acquisitions LLC (Delaware LLC) (100% owned) ℅ 12/11/15
GIS Canada Holdings Corp. (Delaware Corporation) (100% owned) ℅12/11/15
Park Avenue Credit Opportunities LLC (Delaware LLC) (100% owned) ℅11/23/16

(1) This chart shows all entities in which The Guardian Life Insurance Company of America's ownership interest as of December 31, 2017 is 10% or greater.
(2) Calculated as of December 31, 2017.
(3) This entity is a successor to Guardian Investor Services Corporation ℅ 1970. See page 7 for a chart of the subsidiaries of this entity.
(4) See page 2 for a chart of the subsidiaries of this entity.
(5) See page 3 for a chart of the subsidiaries of this entity which holds primarily real estate assets.
(6) This entity is a series fund of Victory Portfolios, a registered investment company organized as a Delaware statutory trust.
(7) See page 4 for a chart of the subsidiaries of this entity.

℅ The date GLICOA either directly or indirectly acquired control.

Page 2

First Commonwealth, Inc.
(Delaware Corp.)
(100% owned)
8/6/1999
First Commonwealth of Illinois, Inc.
(Illinois Corp.)
(100% owned)
8/6/1999
First Commonwealth Limited Health Services Corporation
(Illinois Corp.)
(100% owned)
First Commonwealth of Missouri, Inc.
(Missouri Corp.)
(100% owned)
8/6/1999
First Commonwealth Limited Health Service Corporation of Michigan
(Michigan Corp.)
(100% owned)
8/6/1999
First Commonwealth Insurance Company
(Illinois Corp.)
(100% owned)
8/6/1999
Managed DentalGuard, Inc.
(Ohio Corp.)
(100% owned)
8/9/2010
Guardian India Operations Private Limited
(India Corp)
(99.999% owned)
8/1/2014
Premier Group, Inc.
(California Corp.)
(100% owned)
8/1/2014
Premier Access Insurance Company
(California Corp.)
(100% owned)
8/1/2014
Premier Access Administrators
(California Corp.)
(100% owned)
8/1/2014
Blue Hills Dental Plan of Arizona, Inc.
(Arizona Corp)
(100% owned)
8/1/2014
Access Dental Plan of Nevada, Inc.
(Nevada Corp.)
(100% owned)
8/1/2014
Access Dental Plan
(California Corp.)
(100% owned)
8/1/2014
Access Dental Plan of Utah, Inc.
(Utah Corp)
(100% owned)
8/1/2014
Avesis Incorporated
(Delaware Corp.)
(100% owned)
01/29/2016
Avesis Insurance Incorporated
(Arizona Corp.)
(100% owned)
01/29/2016
Avesis Third Party Administrators, Inc.
(Arizona Corp.)
(100% owned)
01/29/2016
Avesis of New York, Inc.
(New York Corp.)
(100% owned)
01/29/2016
Avesis of Washington, D.C., Inc.
(Washington, D.C. Corp.)
(100% owned)
01/29/2016

The date GLICOA either directly or indirectly acquired control.

Page 3(1)
The Guardian Life Insurance Company of America (New York Mutual Life Insurer) 04/10/1860
Guardian Shores, LLC (Delaware LLC) (100% owned) 07/12/2010
Hanover Goodyear LLC* (Delaware LLC) 100% owned 02/25/2010
Guardian Park Place LLC (Delaware LLC) (100% owned) 07/12/2011
Hanover Acquisition LLC (Delaware LLC) (100% owned) 07/20/2004
Guardian Ledges, LLC (Delaware LLC) 100% owned 11/04/2008
Guardian Quincy, LLC (Delaware LLC) (100% owned) 12/02/2008
Hanover Acquisition 5 LLC (Delaware LLC) (100% owned) 10/16/2012
Guardian Piazza D'Oro (Delaware LLC) 100% owned 09/12/2013
Shores, LLC (Delaware LLC) (50% owned) 06/02/2010
Guardian Cliffside LLC* (Delaware LLC) (60% owned) 05/04/2010
Airside Business Park LP (Pennsylvania LP) 25% GLIC owned 10/28/1998
Guardian Juanita Village, LLC (Delaware LLC) (100% owned) 10/16/2012
Hanover Acquisition 3 LLC (Delaware LLC) (100% owned) 01/20/2012
Hanover Acquisition IV LLC (Delaware LLC) (100% owned) 05/22/2012
Hanover Acquisition II LLC (Delaware LLC) (100% owned) 12/22/2009
Hanover South Barrington LLC (Delaware LLC) (100% owned) 03/24/2017
360 S. Acacia Partnership (New York GP) (53% owned) 11/23/1988
Guardian Lumiere LLC (Delaware LLC) (100% owned) 03/18/2016
Guardian Tryon Village LLC (Delaware LLC) (100% owned) 07/23/2011
Broadway Denver LLC* (Delaware LLC) (60% owned) 03/26/2012
G-M Joint Venture (Tennessee GP) (90% owned) 09/27/1989
Space Center Apartments, LLC (Delaware LLC) (50% owned) 11/5/2008
GH Scottsdale I LLC (Delaware LLC) (50% owned) 09/05/1997
Guardian /KW Hayward Member, LLC * (Delaware LLC) (60% owned) 04/24/2012
Guardian Timber Ridge LLC* (Delaware LLC) (90% owned) 12/14/2011
Hanover Acquisition VI, LLC (Delaware LLC) (100% owned) 05/14/2003
Guardian Exchange LLC (Delaware LLC) (100% owned) 05/05/2016
SpaceSub Apartments, Ltd. (Texas Ltd) (50% indirectly owned by Guardian through Space Center Apartments, LLC) 11/7/2008
SpaceSub GP, L.L.C. (Texas LLC) (50% indirectly owned by Guardian through Space Center Apartments, LLC) 11/7/2008
B.A. Ventures, LLC (New York LLC) (50% owned) 07/02/1997
Guardian Forest Creek LLC* (Delaware LLC) (90% owned) 08/23/2012
Hanover Hoffman Estates LLC (Delaware LLC) (100% owned) 01/06/2015
Seasons Lynnwood, LLC (Delaware LLC) (100% owned) 10/31/2014
Hanover Suwanee Center LLC (Delaware LLC) (100% owned) 12/28/2015
GH Warner LLC (Delaware LLC) (50% GLIC owned) 06/26/1995
Guardian/Abbey, LLC (Delaware LLC) (72% owned) 07/23/2007
Berkshire Life Insurance Company of America (Massachusetts Corp.) (100% owned) 12/22/2000
Guardian Mercury, LLC (Delaware LLC) (100% owned) 05/12/2009
400 Columbus Avenue LLC (New York LLC) (100% owned) 03/01/1995
Berkshire Acquisition LLC (Delaware LLC) (100% owned) 09/20/2010
Berkshire Acquisition II, LLC (Delaware LLC) (100% owned) 04/17/2013
The Mercury Homes, LLC (Delaware LLC) (27% owned) 04/01/2009

(1) This chart shows subsidiaries holding primarily real estate assets

↳ The date GLICOA either directly or indirectly acquired control

* Asset sold; entity to be cancelled.

** Investments has not identified exact percentage, but it is greater than 50% and the GLICOA entity is the majority owner.

Page 4

Hanover Square Real Estate Management LLC
(Delaware LLC)
(100% owned)
✎ 8/202015
901 Hawthorne/250 Spring Lake, LLC
(Delaware LLC)
(60% owned)
✎07/27/2006
Guardian Park Potomac LLC
(Delaware LLC)
(100% owned)
✎10/3/2013
GFP Residential Holdings, LLC
(Delaware LLC)
(50% indirectly owned by
Guardian through Guardian Park
Potomac LLC)
✎ 7/17/2013
Hanover Square TAP LLC (1)
(Delaware LLC)
(100% owned)
✎ 10/28/15
Hanover Square LCP LLC (2)
(Delaware LLC)
(100% owned)
✎ 10/28/15
Willowbrook Center Joint
Venture (IL GP)
(90% GLIC owned)
✎02/21/1991
Guardian Parkside Commons LLC
(Delaware LLC)
(100% owned)
✎ 2/18/2004
Parkside Commons
Apartments LLC
(Delaware LLC)
(90% indirectly owned by
Guardian through Guardian
Parkside Commons LLC)
✎ 4/12/2007

(1) See pages 5, 6, 9, 10 and 11 for charts of the subsidiaries of this entity.

(2) See page 8 for a chart of the subsidiaries of this entity.

✎ The date GLICOA either directly or indirectly acquired control.

Page 5

Hanover Square TAP LLC
(Delaware LLC)
10/28/2015
Guardian Deasil Holdings, LLC
(Delaware LLC)
(100% owned)
§12/18/2014
TruAmerica Properties II LLC
(Delaware LLC)
(40% owned)
§5/8/2014
Deasil Manager LLC
(Delaware LLC)
(39.61% indirectly owned by Guardian through TruAmerica Properties II LLC)
§11/25/2014
Deasil Lender LLC
(Delaware LLC)
(39.61% indirectly owned by Guardian through TruAmerica Properties II LLC)
§12/19/2014
Deasil Land Partners LLC
(Delaware LLC)
15.35% indirectly owned by Guardian
(11.39% through Guardian Deasil Holdings LLC and 3.9612% through Deasil Manager LLC)
§11/25/2014
Mediterranean Operator LLC *
(Delaware LLC)
(39.61% indirectly owned by Guardian through Deasil Manager LLC)
§11/24/2014
Bayridge Fee Owner LLC
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
§11/20/2014
Canyon Crest Fee Owner LLC
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
§11/20/2014
Canyon Ridge Fee Owner LLC
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
§11/20/2014
Colonnade Fee Owner LLC
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
§11/20/2014
Colony Fee Owner LLC *
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
§11/20/2014
Forest Park Fee Owner LLC
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
§11/20/2014
Harborview Fee Owner LLC
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
§11/20/2014
Hidden Hills Fee Owner LLC
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
§11/20/2014
Mediterranean Fee Owner LP *
(Delaware LLP)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
§11/26/2014
Mountain Summit Fee Owner LLC
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
§11/20/2014
Roche Ridge Fee Owner LLC *
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
§11/20/2014
Towne Center Fee Owner LLC
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
§11/20/2014
Tuscan Village Fee Owner LLC *
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
§11/20/2014
Waterstone Magnolia Fee Owner LLC
(Delaware LLC)
15.35% indirectly owned by Guardian through Deasil Land Partners LLC
§11/20/2014

* Asset sold; entity to be cancelled.

§ The date GLICOA either directly or indirectly acquired control.

Page 6

Hanover Square TAP LLC
(Delaware LLC)
10/28/2015
Guardian Ponderosa LLC
(Delaware LLC)
(100% owned)
℅ 5/28/2014
Guardian Lowry LLC
(Delaware LLC)
(100% owned)
℅ 5/28/2014
TruAmerica Properties II LLC ("TAP II")
(Delaware LLC)
(40% owned)
℅ 5/8/2014
Monaco Parkway Manager LLC (Delaware LLC)
37% indirectly owned by Guardian through TAP II
(92 % owned by TAP II)
℅ 5/7/2014
Monaco Parkway Land Partners LLC
(Delaware LLC)
(25% owned by Guardian Lowry LLC; 10% owned by Monaco Parkway Manager LLC)
℅ 5/7/2014
Monaco Parkway Fee Owner LLC
(Delaware LLC)
25% indirectly owned by Guardian through Guardian Lowry LLC
plus 3.7% indirectly owned by Guardian through TAP II
(100% owned by Monaco Parkway Land Partners LLC)
℅ 5/7/2014
Galena Way Land Partners LLC
(Delaware LLC)
25% owned by Guardian Ponderosa LLC; 10% owned by
Galena Way Manager LLC
℅ 5/7/2014
Galena Way Manager LLC
(Delaware LLC)
37% indirectly owned by
Guardian through TAP II
(92 % owned by TAP II)
℅ 5/7/2014
Galena Way Fee Owner LLC
(Delaware LLC)
25% indirectly owned by Guardian through Guardian Ponderosa LLC plus 3.7% indirectly owned by Guardian through TAP II
(100% owned by Galena Way Land Partners LLC)
℅ 5/7/2014

* Asset sold, entity to be cancelled.

℅ The date GLICOA either directly or indirectly acquired control.

Page 7

Guardian Investor Services LLC (Delaware LLC) (100% owned) 12/19/2001
GIS Credit Opportunities LLC (Delaware LLC) (100% owned) 10/01/2015
GIS Strategic Ventures, LLC (Delaware LLC) (100% owned) 06/4/2015
Reed Acquisitions LLC (Delaware LLC) (100% owned) 12/11/15
GIS Canada Holdings Corp (Delaware Corporation) (100% owned) 12/11/15
Park Avenue Credit Opportunities LLC (Delaware LLC) (100% owned) 11/23/16
Park Avenue Institutional Advisers LLC (Delaware LLC) (100% owned) 02/5/2015
Hanover Square Real Estate Management LLC (1) (Delaware LLC) (100% owned) 08/202015
Park Avenue Institutional Advisers CLO Ltd 2016-1 (exempted company incorporated with limited liability under the laws of the Cayman Islands) (100% owned) 11/10/2015
Park Avenue Institutional Advisers CLO Ltd 2017-1 (exempted company incorporated with limited liability under the laws of the Cayman Islands) (100% owned) 10/28/2016
Reed Group Management LLC (Connecticut LLC) (100% owned) 12/31/15
Reed Group, Ltd. (Colorado Corp.) (100% owned) 12/31/2012
Reed Group Claim Services LLC (New York LLC) (100% owned) 12/31/15
Reed Group Canada Services ULC (Canadian Unlimited Liability Company) (100% owned) 12/16/15
GIS DSO Holdings, LLC (Delaware LLC) (100% owned) 08/02/16
Access Professional Dental Care, LLC (Delaware LLC) (100% owned) 7/17/2014
Access Dental Services, LLC (Delaware LLC) (100% owned) 5/16/2014
STX Healthcare Management Services, Inc. (Delaware Corporation) (100% owned) 08/24/16
Harbor Discount Plan, LLC (Texas LLC) (100% owned) 08/24/16
Vital Smiles, Inc. (Alabama Corporation) (100% owned) 08/24/16

(1) See page 4 for a chart of the subsidiaries of this entity.

The date GLICOA either directly or indirectly acquired control.

Page 8

Hanover Square LCP LLC
(Delaware LLC)
(100% owned)
10/28/2015
Guardian LCP Commercial I LLC
(Delaware LLC)
(100% owned)
04/11/2012
LEI LCP-GL Commercial, LLC
(Delaware LLC)
(75% owned)
04/12/2012
Guardian CapCo, LLC
(Delaware LLC)
(100% owned)
06/16/2010
Lowe Capital Partners, LLC
(Delaware LLC)
(80% owned)
06/28/2010
Guardian LEIM, LLC
(Delaware LLC.)
(100% owned)
06/16/2010
Lowe Enterprises Investment Management, LLC
(Delaware LLC)
(50% owned)
08/19/2010
Guardian LCP Hospitality I LLC
(Delaware LLC)
(100% owned)
06/01/2011
LEI LCP-GL, LLC
(Delaware LLC)
(75% owned)
04/25/2011
Guardian LCP Hospitality Finance LLC
(Delaware LLC)
(100% owned)
03/29/2012
LEI LCP-GL II, LLC
(Delaware LLC)
(75% owned)
03/21/2011
Guardian LCP2A, LLC
(Delaware LLC)
(100% owned)
09/26/2014
Lowe Capital Partners 2A, LLC
(Delaware LLC)
(93.33% owned)
10/17/2014
LCP2A-FA Silk Investor, LLC
(Delaware LLC)
(93.33% owned)
12/30/2014
FA-LEI Silk Venture, LLC
(Delaware LLC)
(13.99% owned)
12/30/2014
FA-LEI Silk Factory Associates, LLC
(Delaware LLC)
(13.99% owned)
09/29/2014
Guardian LEI Co-Investment, LLC
(Delaware LLC)
(100% owned)
09/20/2016
LEI Co-Investment, LLC
(Delaware LLC)
(80% owned)
09/15/2016
Guardian LCP2B, LLC
(Delaware LLC)
(100% owned)
12/16/2014
Lowe Capital Partners 2B, LLC
(Delaware LLC)
(50% owned)
12/24/2014
Guardian LEI Co-Investment 2, LLC
(Delaware LLC)
(100% owned)
11/03/2017
LEI Co-Investment 2 LLC
(Delaware LLC)
(100% owned)
12/14/2017

The date GLICOA either directly or indirectly acquired control.

Page 9

Hanover Square TAP LLC
(Delaware LLC)
10/28/2015
Guardian SLC Redwood Holdings II LLC
(Delaware LLC)
(100% owned)
10/8/2015
Guardian SLC Redwood Holdings LLC
(Delaware LLC)
(100% owned)
09/17/2015
TruAmerica Properties LLC
(Delaware LLC)
(80% owned)
4/2
Redwood Land Partners LLC
(Delaware LLC)
(10% owned by Redwood TA Manager LLC)
(90% owned by Guardian SLC Redwood Holdings LLC)
08/26/2015
Redwood TA Manager LLC
(Delaware LLC)
(90% owned)
08/26/2015
SLC Somerset Fee Owner LLC
(Delaware LLC)
(100% owned)
08/26/2015
Redwood Land Partners II LLC
(Delaware LLC)
(10% owned by Redwood TA II Manager LLC)
(90% owned by Guardian SLC Redwood Holdings II LLC)
10/7/2015
Redwood TA II Manager LLC
(Delaware LLC)
(90% owned)
10/7/2015
SLC Southwillow Fee Owner LLC
(Delaware LLC)
(100% owned)
8/26/2015

The date GLICOA either directly or indirectly acquired control.

C-14

Page 10

Hanover Square TAP LLC
(Delaware LLC)
10/28/2015
TruAmerica Multifamily LLC
(Delaware LLC)
(80% GLIC owned)
ᵜ04/02/2013
Guardian Mercury-Gemini Holdings LLC
(Delaware LLC)
(100% owned)
ᵜ 08/06/2015
TruAmerica Properties II LLC
(Delaware LLC)
(40% owned)
ᵜ 05/8/2014
Mercury TA Manager LLC, a Delaware LLC
(Delaware LLC)
(39.598% indirectly owned by Guardian
through TruAmerica Properties II LLC)
ᵜ 07/10/2015
Mercury Lender LLC
(Delaware LLC)
(39.598% indirectly owned by Guardian
through TruAmerica Properties II LLC)
ᵜ 07/10/2015
Mercury Land Partners LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian
(11.39% through Guardian Mercury-Gemini Holdings LLC
and 3.9598% through Mercury TA Manager LLC)
ᵜ 07/10/2015
Mercury Village Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by
Guardian through Mercury Land
Partners LLC
ᵜ 07/10/2015
Mercury Hanover Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by
Guardian through Mercury Land
Partners LLC
ᵜ 07/10/2015
Mercury Township Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by
Guardian through Mercury Land
Partners LLC
ᵜ 07/10/2015
Mercury Park Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by
Guardian through Mercury Land
Partners LLC
ᵜ 07/10/2015
Mercury Commons Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by
Guardian through Mercury Land
Partners LLC
ᵜ 07/10/2015
Mercury Constellation Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by
Guardian through Mercury Land
Partners LLC
ᵜ 07/10/2015
Mercury Windsor Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by
Guardian through Mercury Land
Partners LLC
ᵜ 07/10/2015
Gemini Alderwood Park Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by Guardian
through Mercury Land Partners LLC
ᵜ 07/30/2015
Gemini Ridgetop Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by
Guardian through Mercury Land
Partners LLC
ᵜ 07/30/2015
Gemini Ridgegate Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by
Guardian through Mercury Land
Partners LLC
ᵜ 07/30/2015
Gemini Wellington Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by
Guardian through Mercury Land
Partners LLC
ᵜ 07/30/2015
Gemini Bridge Creek Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by
Guardian through Mercury Land
Partners LLC
ᵜ 07/30/2015
Gemini Boulder Creek Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by
Guardian through Mercury Land
Partners LLC
ᵜ 07/30/2015
Gemini Settlers Point Fee Owner LLC
(Delaware LLC)
15.3498% indirectly owned by
Guardian through Mercury Land
Partners LLC
ᵜ 07/30/2015

ᵜ The date GLICOA either directly or indirectly acquired control.

C-15

Page 11

Hanover Square TAP LLC
(Delaware LLC)
10/28/2015
U.S. REIF Paradise Valley Manager, LLC (Delaware LLC) (72% owned) ℅ 05/23/2014
U.S. REIF Paradise Valley Venture, LLC (Delaware LLC) (10.8% owned) ℅ 05/23/2014
U.S. REIF Paradise Valley California, LLC (Delaware LLC) (10.8% owned) ℅ 05/23/2014
Sierra Ridge Manager LLC (Delaware LLC) (78.63% owned) ℅ 08/01/2014
U.S. REIF Sierra Ridge Venture, LLC (Delaware LLC) (11.79% owned) ℅ 08/07/2014
U.S. REIF Sierra Ridge CA LP (Delaware limited partnership) (11.79% owned) ℅ 08/18/2014
Sierra Ridge Operator LLC (Delaware LLC) (78.63% owned) ℅ 08/01/2014
U.S. REIF Westhaven Apartments Manager LLC (Delaware LLC) (78.17% owned) ℅ 01/28/2014
U.S. REIF Westhaven Apartments Venture, LLC (Delaware LLC) (11.72% owned) ℅ 01/24/2014
U.S. REIF Westhaven Apartments Washington, LLC (Delaware LLC) (11.72% owned) ℅ 01/24/2014
Benson Road Manager LLC (Delaware LLC) (77.09% owned) ℅ 02/06/2014
Benson Road Land Partners LLC (Delaware LLC) (15.41% owned) ℅ 02/06/2014
Benson Road Fee Owner LLC (Delaware LLC) (15.41% owned) ℅ 02/06/2014
Oasis Manager LLC (Delaware LLC) (74% owned) ℅ 07/15/2016
Oasis Land Partners LLC (Delaware LLC) (11.1% owned) ℅ 07/15/2016
Oasis Rainbow Fee Owner LLC (Delaware LLC) (11.1% owned) ℅ 07/15/2016
Oasis Vegas Fee Owner LLC (Delaware LLC) (11.1% owned) ℅ 07/15/2016
Oasis Jones Fee Owner LLC (Delaware LLC) (11.1% owned) ℅ 07/15/2016
AXIS Manager LLC (Delaware LLC) (75.69% owned) ℅ 03/01/2016
AXIS Land Partners LLC (Delaware LLC) (11.35% owned) ℅ 03/01/2016
AXIS Fee Owner LLC (Delaware LLC) (11.35% owned) ℅ 03/01/2016
Mariner Manager LLC (Delaware LLC) (80% owned) ℅ 04/04/2016
Mariner Land Partners LLC (Delaware LLC) (12% owned) ℅ 04/04/2016
Mariner Bayshore Fee Owner LLC (Delaware LLC) (12% owned) ℅ 04/04/2016
Mariner Sherwood Fee Owner LLC (Delaware LLC) (12% owned) ℅ 04/04/2016
Mariner Southfield Fee Owner LLC (Delaware LLC) (12% owned) ℅ 04/04/2016

℅ The date GLICOA either directly or indirectly acquired control.

C-16

Item 30. Indemnification

The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person’s capacity as an officer or director.

The Certificate of Incorporation of the Corporation includes the following provision:

No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director’s duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

(a) Park Avenue Securities LLC (“PAS”) is the principal underwriter of the Registrant’s variable life insurance policies and variable annuity contracts.

In addition, PAS is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts: The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, The Guardian Separate Account N, The Guardian Separate Account Q, The Guardian Separate Account R, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.

(b) The following is a list of the managers and principal officers of PAS. The principal business address of each person is 7 Hanover Square, New York, New York 10004. List is effective as of January 5, 2018.

BOARD OF MANAGERS
Christopher Dyrhaug
Michael N. Ferik
John Palazzetti

OFFICER TITLE	OFFICER
President	John Palazzetti
Senior Vice President, Principal Executive Officer, Wholesale Division	James Lake
Senior Vice President, Associate Corporate Secretary	Harris Oliner
Vice President, Counsel and Assistant Corporate Secretary	Richard T. Potter, Jr.
Vice President, Financial Officer, Wholesale Division	John Walter
Vice President, Head of Business Administration and Control	Barbara Fuentez
Vice President, Business Development, Group	Michael Kryza
Second Vice President & Chief Compliance Officer	Kenneth Goodall
Second Vice President, Chief Compliance Officer, Wholesale Division	Jeff Butscher
Second Vice President, Individual Markets Controller	Thomas Cahill
Second Vice President, Head of Business Management	Jerry Cassero
Director, Business Technology Services	Raj Jwaleshan
Second Vice President, Head of Strategic Initiatives	Marianne Caswell
Second Vice President, National Control Officer	Frank Ingraham
Second Vice President, Wholesale Division	Nahulan Ethirveerasingam
Assistant Vice President, Operations	Michael Ryniker
Assistant Vice President, Head of Wealth Management and Annuity Operations	Christian Mele
Director, Agent Contracting & Licensing	Gregory Blazinski
Corporate Secretary	Sonya L. Crosswell
Counsel	Joshua Hergan
Manager, Business Development	Jason Eskenazi
Finance Manager	Carrie Corej
Finance Manager	Yossi Rosanel
Assistant Corporate Secretary	Robert D. Grauer
Anti-Money Laundering Compliance Officer	James Anderson

(c) PAS, as the principal underwriter of the Registrant’s variable life contracts received, either directly or indirectly, the following commissions or other compensation from the Registrant during the last fiscal year.

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
N/A	N/A	N/A	N/A

Item 32. Location of Accounts and Records

Most of the Registrant’s accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at its Customer Service Office, 6255 Sterner’s Way, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant’s corporate records are also maintained by GIAC but are located at its Executive Office, 7 Hanover Square, New York, New York 10004.

Item 33. Management Services

None.

Item 34. Fee Representation

The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account N certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment No. 11 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 11 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on April 25, 2018.

THE GUARDIAN SEPARATE ACCOUNT N
(Name of Registrant)

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
(Name of Depositor)

By:	/s/ Richard T. Potter, Jr.
Senior Vice President, Counsel & Assistant Corporate Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-effective Amendment No. 11 to the Registration Statement has been signed below by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.

	/s/ Michael Slipowitz* Michael Slipowitz	Director and Senior Vice President and Corporate Chief Actuary

	/s/ Roberto C. Ecker Roberto C. Ecker (Principal Financial Officer)	Senior Vice President, Chief Financial Officer

	/s/ Gordon Dinsmore*	Director and President
Gordon Dinsmore (Principal Executive Officer)

	/s/ Michael N. Ferik*	Director
Michael N. Ferik

By:	/s/ Richard T. Potter, Jr.		Date: April 25, 2018
Senior Vice President, Counsel & Assistant Corporate Secretary

*	Pursuant to Power of Attorney

The Guardian Separate Account N

Exhibit Index

Exhibit Number	Description

(j)(viii)	Michael Slipowitz, Power of Attorney

(j)(xii)	Gordon Dinsmore, Power of Attorney

(j)(xiii)	Michael N. Ferik, Power of Attorney

(k)(ii)	Consent of Counsel

(l)	Opinion and Consent of Actuarial Officers

(m)	Calculation

(n)	Consent of Independent Registered Accountant